File No. 333-142084
Filed on April 30, 2015	File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	14	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	29	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2015, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2015

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013B (PRS)	32-70130-02 2015/05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

                                Issued By:
First Security Benefit Life Insurance
   and Annuity Company of New York
800 Westchester Avenue, Suite 641 N
Rye Brook, New York 10573

After July 1, 2015
350 Park Avenue, 14 th Floor
New York, NY 10022

1-800-350-4570
Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.   This Prospectus is used with both prospective purchasers and current contract owners.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are: 1

•	7Twelve™ Balanced Portfolio

•	AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)

•	AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)

•	AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)

•	AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Value

•	American Funds IS® Asset Allocation

•	American Funds IS® Blue Chip Income and Growth

•	American Funds IS® Global Bond

•	American Funds IS® Global Growth

•	American Funds IS® Global Growth and Income

•	American Funds IS® Global Small Capitalization

•	American Funds IS® Growth

•	American Funds IS® Growth-Income

•	American Funds IS® International

•	American Funds IS® International Growth and Income

•	American Funds IS® Mortgage

•	American Funds IS® New World

•	American Funds IS® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2015

V7013B (PRS)	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-02 2015/05/01

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)

•	Deutsche Core Equity VIP (formerly DWS Core Equity VIP)

•	Deutsche Global Growth VIP (formerly DWS Global Growth VIP)

•	Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)

•	Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)

•	Deutsche High Income VIP (formerly DWS High Income VIP)

•	Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)

•	Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP)

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund

•	Franklin Growth and Income VIP Fund

•	Franklin High Income VIP Fund

•	Franklin Income VIP Fund

•	Franklin Large Cap Growth VIP Fund

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Mutual Shares VIP Fund

•	Franklin Rising Dividends VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Small-Mid Cap Growth VIP Fund

•	Franklin Strategic Income VIP Fund

•	Franklin U.S. Government Securities VIP Fund

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)

•	Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation)

•	Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

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•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT II MA Investors Growth Stock (formerly MFS ® VIT Investors Growth Stock)

•	MFS ® VIT II Research International (formerly MFS ® VIT Research International)

•	MFS® VIT International Value

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Total Return

•	MFS ® VIT Total Return Bond (formerly MFS ® VIT Research Bond)

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

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•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond VIP Fund

•	Templeton Growth VIP Fund

•	Third Avenue Value

•	Transparent Value Directional Allocation VI

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the ”Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector™ Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio

•	VY Clarion Global Real Estate Portfolio

•	VY Clarion Real Estate Portfolio

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2015, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by

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writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

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The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

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The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	0.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge3	0.35%
Total Separate Account Annual Expenses	1.20%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for
Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

3    The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before February 1, 2013.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.25%	27.41%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.25%	1.27%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2014, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2014.

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after February 1, 2013) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example

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assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$2,523	$5,923	$7,907	$9,964

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$148	$459	$792	$1,735

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings , which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The

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Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case   if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these   hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because   the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

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Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing   well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

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Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

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Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal

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reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.

Sometimes the Purchase Payment is not preceded by or accompanied by a complete application.  The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to comp l ete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment.  Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

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If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost

18

averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other

19

Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the
Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled

20

“Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond, Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity , Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT II MA Investors Growth Stock, MFS ® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, , MFS® VIT Total Return, MFS ® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Transparent Value Directional Allocation VI	30 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector™ Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager,

24

the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

25

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

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The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium

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Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown

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on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

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The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

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Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually , for the variable annuity .

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the

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annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment

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due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated

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to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

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•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Cyber Security   — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as

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provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a

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particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7);

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(iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a

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qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and

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payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2015). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $183,000 and $193,000 (for 2015). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for tax-

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payers with $116,000 to $131,000 in adjusted gross income for 2015 ($183,000 to $193,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

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Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,430,000   and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

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Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccount   — Effective May 1, 2015, the American Century VP Mid Cap Value Subaccount (the “Closed Subaccount”) is no longer available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that do not have Contract Value in the Closed Subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”).

If you had Contract Value in the Closed Subaccount on May 1, 2015, your Contract Value will remain invested in the Closed Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the Closed Subaccount, subject to transfer restrictions. Automatic allocations to the Closed Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount, we currently anticipate we will handle those transactions as follows:

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New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

Existing Contracts without Contract Value in the Closed Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Guggenheim VIF Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on May 1, 2015. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including

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but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

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Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Contract Sales. The Contract is offered to the public through SDI’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDI, the “Selling Broker-Dealers”). Registered representatives of SDI and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2014, 2013, and 2012, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $6, 095.81, $39,008.65, and $90,774.71, respectively. SDI passes through commissions it receives either to the SDI registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Payment of Compensation. The Company may pay commissions to SDI and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDI and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDI), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.

Compensation Paid to SDI Registered Representatives. Registered representatives of SDI may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.

Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

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Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract was not available for purchase until July 26, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

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Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 201 4 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS.

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

Note: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AB
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund   normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500 ® Index (generally 500 of the largest companies in the US) or the Russell 1000 ® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 ®   Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Eaton Vance VT Large-Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc. and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc.
Fidelity ® VIP Mid Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Limited-Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. Inc.

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Probabilities Fund	2	Seeks capital appreciation.	Co-Advised by: Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .	Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Russell 2000 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on   a daily basis. The fund’s current benchmark   is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation Index SM (the "Directional Allocation Index").	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	Seeks high total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Premium AlphaSector™ Series	A	Seeks long-term capital appreciation.	Virtus Inv. Advisers, Inc.	F-Squared Investments
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Inv. Advisers, Inc.	Kanye Anderson Rudnick
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., Inc.
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. and Western Asset Mgmt. Co. Ltd.

67

68

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2014.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2014	10.19	9,81	0
	20134	10.00	10.19	0
AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)	2014 5	10.00	10.03	0
AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)	2014	11.40	11.54	0
	2013 3	10.00	11.40	0
AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)	2014	12.26	12.95	0
	2013 3	10.00	12.26	0
AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)	2014	12.28	12.93	0
	2013 3	10.00	12.28	1,011
Adaptive Allocation Portfolio	2014	9.93	9.46	0
	20133	10.00	9.93	0
Alger Capital Appreciation	2014	13.36	14.65	19,046
	2013	10.26	13.36	10,284
	2012	9.01	10.26	0
	20112	10.00	9.01	0
Alger Large Cap Growth	2014	12.57	13.43	0
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	20112	10.00	9.15	0
ALPS/Alerian Energy Infrastructure	2014	10.64	11.50	8,216
	20134	10.00	10.64	0
American Century VP Income & Growth	2014	13.63	14.79	8,821
	2013	10.41	13.63	7,772
	2012	9.42	10.41	6,586
	20112	10.00	9.42	0
American Century VP Inflation Protection	2014	8.96	8.95	0
	20133	10.00	8.96	0
American Century VP International	2014	11.28	10.28	0
	2013	9.55	11.28	0
	2012	8.17	9.55	0
	20112	10.00	8.17	0
American Century VP Mid Cap Value	2014	12.92	14.51	8,288
	2013	10.30	12.92	6,406
	2012	9.17	10.30	377
	20112	10.00	9.17	0
American Century VP Value	2014	13.10	14.29	0
	2013	10.31	13.10	0
	2012	9.32	10.31	0
	20112	10.00	9.32	0
American Funds IS ® Asset Allocation	2014 5	10.00	10.18	0
American Funds IS ® Blue Chip Income and Growth	2014 5	10.00	10.84	543
American Funds IS ® Global Bond	2014 5	10.00	9.49	0
American Funds IS ® Global Growth	2014 5	10.00	10.16	0
American Funds IS ® Global Growth and Income	2014 5	10.00	10.04	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS ® Global Small Capitalization	2014 5	10.00	9.91	0
American Funds IS ® Growth	2014 5	10.00	10.62	3,063
American Funds IS ® Growth-Income	2014 5	10.00	10.61	0
American Funds IS ® International	2014 5	10.00	9.42	0
American Funds IS ® International Growth and Income	2014 5	10.00	9.15	0
American Funds IS ® Mortgage	2014 5	10.00	9.98	0
American Funds IS ® New World	2014 5	10.00	9.04	0
American Funds IS ® U.S. Government/AAA-Rated Securities	2014 5	10.00	9.96	0
BlackRock Basic Value V.I.	2014	12.92	13.68	0
	2013	9.71	12.92	0
	2012	8.84	9.71	0
	20112	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2014	11.97	12.56	0
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	20112	10.00	8.47	0
BlackRock Equity Dividend V.I.	2014	12.38	13.04	0
	2013	10.32	12.38	0
	2012	9.55	10.32	0
	20112	10.00	9.55	0
BlackRock Global Allocation V.I.	2014	10.61	10.45	8,086
	2013	9.60	10.61	7,762
	2012	9.04	9.60	6,842
	20112	10.00	9.04	0
BlackRock Global Opportunities V.I.	2014	11.41	10.54	0
	2013	9.12	11.41	0
	2012	8.26	9.12	0
	20112	10.00	8.26	0
BlackRock High Yield V.I.	2014	10.41	10.31	29,878
	20133	10.00	10.41	10,460
BlackRock Large Cap Core V.I.	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	20112	10.00	9.07	0
BlackRock Large Cap Growth V.I.	2014	12.93	14.24	0
	2013	10.02	12.93	0
	2012	9.04	10.02	0
	20112	10.00	9.04	0
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)	2014	12.81	13.95	0
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011 2	10.00	8.85	0
Deutsche Core Equity VIP (formerly DWS Capital Growth VIP)	2014	13.18	14.20	0
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011 2	10.00	8.93	0
Deutsche Global Growth VIP (formerly DWS Global Growth VIP)	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011 2	10.00	7.87	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)	2014	12.31	11.38	729
	2013	9.39	12.31	708
	2012	8.46	9.39	0
	2011 2	10.00	8.46	0
Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)	2014	9.56	9.69	1,251
	2013	10.23	9.56	5,490
	2012	10.33	10.23	5,423
	2011 2	10.00	10.33	0
Deutsche High Income VIP (formerly DWS High Income VIP)	2014	10.26	10.03	0
	2013 3	10.00	10.26	0
Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)	2014	12.24	13.05	0
	2013	9.71	12.24	0
	2012	9.18	9.71	0
	2011 2	10.00	9.18	0
Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value)	2014	11.95	12.14	0
	2013	9.19	11.95	0
	2012	8.39	9.19	0
	2011 2	10.00	8.39	0
Dimensional VA Global Bond Portfolio	2014	9.66	9.57	18,516
	20133	10.00	9.66	17,532
Dimensional VA International Small Portfolio	2014	11.67	10.58	13,017
	20133	10.00	11.67	11,253
Dimensional VA International Value Portfolio	2014	11.14	9.95	8,107
	20133	10.00	11.14	3,814
Dimensional VA Short-Term Fixed Portfolio	2014	9.67	9.32	4,771
	20133	10.00	9.67	2,612
Dimensional VA U.S. Large Value Portfolio	2014	12.52	13.14	33,188
	20133	10.00	12.52	9,246
Dimensional VA U.S. Targeted Value Portfolio	2014	12.94	12.91	2,250
	20133	10.00	12.94	704
Direxion Dynamic VP HY Bond	2014	9.35	9.02	0
	20133	10.00	9.35	0
Direxion VP Indexed Commodity Strategy	2014 5	10.00	9.04	0
Direxion VP Indexed Managed Futures Strategy	2014 5	10.00	11.19	0
Dreyfus IP Small Cap Stock Index	2014	12.75	12.95	4,904
	20133	10.00	12.75	5,650
Dreyfus IP Technology Growth	2014	12.13	12.50	0
	20133	10.00	12.13	0
Dreyfus Stock Index	2014	12.02	13.13	0
	20133	10.00	12.02	0
Dreyfus VIF Appreciation	2014	11.11	11.57	0
	20133	10.00	11.11	0
Dreyfus VIF International Value	2014	7.80	6.81	0
	20133	10.00	7.80	0
Eaton Vance VT Floating-Rate Income	2014 5	10.00	9.77	2,117
Eaton Vance VT Large-Cap Value	2014 5	10.00	10.46	0
Federated Fund for U.S. Government Securities II	2014	10.27	10.38	10,108
	20133	10.00	10.27	0
Federated High Income Bond II	2014	13.30	13.16	7,072
	20133	10.00	13.30	12,276

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Balanced	2014	11.38	12.10	1,101
	2013	9.88	11.38	0
	2012	8.90	9.88	0
	20112	10.00	8.90	0
Fidelity® VIP Contrafund®	2014	12.17	13.13	36,817
	2013	9.62	12.17	7,074
	2012	8.58	9.62	3,684
	2011	9.13	8.58	0
	2010	8.08	9.13	0
	2009	6.18	8.08	0
	2008	11.15	6.18	0
	2007	10.00	11.15	0
Fidelity® VIP Disciplined Small Cap	2014	13.49	13.68	838
	2013	10.12	13.49	813
	2012	8.84	10.12	0
	20112	10.00	8.84	0
Fidelity® VIP Emerging Markets	2014	9.89	9.66	3,312
	20133	10.00	9.89	1,847
Fidelity® VIP Growth & Income	2014	13.79	14.69	3,350
	2013	10.71	13.79	0
	2012	9.38	10.71	0
	20112	10.00	9.38	0
Fidelity® VIP Growth Opportunities	2014	12.61	13.46	21,151
	20133	10.00	12.61	0
Fidelity® VIP High Income	2014	10.15	9.90	522
	20133	10.00	10.15	0
Fidelity® VIP Index 500	2014	11.57	12.67	43,632
	2013	9.08	11.57	39,920
	2012	8.13	9.08	14,778
	2011	8.27	8.13	0
	2010	7.46	8.27	0
	2009	6.11	7.46	0
	2008	10.07	6.11	0
	2007	10.00	10.07	0
Fidelity® VIP Investment-Grade Bond	2014	10.85	11.07	32,872
	2013	11.47	10.85	18,426
	2012	11.24	11.47	11,124
	2011	10.87	11.24	227
	2010	10.46	10.87	150
	2009	9.38	10.46	500
	2008	10.06	9.38	236
	2007	10.00	10.06	0
Fidelity® VIP Mid Cap	2014	12.02	12.31	14,784
	2013	9.16	12.02	22,941
	2012	8.27	9.16	7,980
	20112	10.00	8.27	0
Fidelity® VIP Overseas	2014	11.34	10.04	0
	2013	9.02	11.34	0
	2012	7.75	9.02	0
	20112	10.00	7.75	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Real Estate	2014	10.91	13.68	8,593
	2013	11.11	10.91	7,696
	2012	9.72	11.11	3,300
	20112	10.00	9.72	0
Fidelity® VIP Strategic Income	2014	10.21	10.20	44,877
	2013	10.57	10.21	3,345
	2012	9.92	10.57	3,966
	20112	10.00	9.92	0
Franklin Flex Cap Growth VIP Fund	2014	12.25	12.56	0
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	20112	10.00	8.74	0
Franklin Growth and Income VIP Fund	2014	12.93	13.64	0
	2013	10.33	12.93	0
	2012	9.53	10.33	0
	20112	10.00	9.53	0
Franklin High Income VIP Fund	2014	11.37	10.98	2,148
	2013	10.92	11.37	0
	2012	9.78	10.92	0
	20112	10.00	9.78	0
Franklin Income VIP Fund	2014	11.32	11.44	824
	2013	10.28	11.32	800
	2012	9.45	10.28	0
	20112	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2014	12.41	13.48	0
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	20112	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2014	12.24	12.50	47,526
	2013	9.93	12.24	37,671
	2012	9.06	9.93	15,551
	20112	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2014	12.47	12.90	1,640
	2013	10.06	12.47	0
	2012	9.12	10.06	0
	20112	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2014	13.37	14.05	7,043
	2013	10.67	13.37	6,435
	2012	9.87	10.67	1,091
	20112	10.00	9.87	0
Franklin Small Cap Value VIP Fund	2014	13.16	12.78	9,883
	2013	10.00	13.16	5,027
	2012	8.74	10.00	0
	20112	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund	2014	23.33	24.23	0
	2013	17.48	23.33	0
	2012	16.32	17.48	0
	2011	17.75	16.32	0
	2010	14.40	17.75	0
	2009	10.38	14.40	0
	20081	10.00	10.38	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Strategic Income VIP Fund	2014	10.58	10.41	4,072
	2013	10.60	10.58	3,411
	2012	9.73	10.60	0
	20112	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2014	9.54	9.53	0
	2013	10.11	9.54	0
	2012	10.27	10.11	0
	20112	10.00	10.27	0
Goldman Sachs VIT Growth Opportunities	2014	12.92	13.87	1,319
	2013	10.12	12.92	0
	2012	8.77	10.12	0
	20112	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2014	9.99	9.64	56,874
	2013	10.30	9.99	35,103
	2012	10.37	10.30	0
	20112	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2014	12.64	13.75	0
	2013	9.84	12.64	0
	2012	8.58	9.84	0
	20112	10.00	8.58	0
Goldman Sachs VIT Mid Cap Value	2014	12.51	13.69	771
	2013	9.77	12.51	0
	2012	8.56	9.77	0
	20112	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	20112	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2014	13.63	14.93	0
	2013	10.69	13.63	0
	2012	9.25	10.69	0
	20112	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2014	11.14	9.93	0
	2013	9.32	11.14	0
	2012	7.98	9.32	0
	20112	10.00	7.98	0
Guggenheim VIF All Cap Value	2014	20.20	21.00	0
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	20081	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)	2014	10.48	10.48	20,589
	2013	8.79	10.48	0
	2012	8.00	8.79	0
	2011	8.93	8.00	13,299
	2010	8.03	8.93	8,894
	2009	5.96	8.03	4,550
	2008	10.84	5.96	6,549
	2007	10.00	10.84	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation)	2014	10.29	10.22	0
	2013	8.97	10.29	0
	2012	8.26	8.97	0
	2011	8.93	8.26	7,301
	2010	8.12	8.93	4,895
	2009	6.19	8.12	4,460
	2008	11.08	6.19	3,686
	2007	10.00	11.08	0
Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)	2014	9.61	9.45	3,126
	2013	9.03	9.61	0
	2012	8.44	9.03	0
	2011	8.76	8.44	1,467
	2010	8.17	8.76	980
	2009	6.90	8.17	4,266
	2008	10.21	6.90	1,099
	2007	10.00	10.21	0
Guggenheim VIF Floating Rate Strategies	2014	10.02	9.91	12,590
	20134	10.00	10.02	8,501
Guggenheim VIF Global Managed Futures Strategy	2014	6.21	6.72	4,125
	2013	6.26	6.21	2,022
	2012	7.30	6.26	0
	2011	8.27	7.30	0
	2010	8.88	8.27	0
	2009	9.57	8.88	0
	20081	10.00	9.57	0
Guggenheim VIF High Yield	2014	10.80	10.70	2,965
	2013	10.41	10.80	1,700
	2012	9.38	10.41	8,339
	20112	10.00	9.38	0
Guggenheim VIF Large Cap Value	2014	18.64	19.72	0
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	0
	2009	10.28	12.56	0
	20081	10.00	10.28	0
Guggenheim VIF Long Short Equity	2014	9.20	9.13	5,582
	2013	8.10	9.20	2,569
	2012	8.03	8.10	0
	2011	8.90	8.03	0
	2010	8.28	8.90	0
	2009	6.74	8.28	0
	2008	11.76	6.74	130
	2007	10.00	11.76	0
Guggenheim VIF Macro Opportunities	2014	9.87	10.04	0
	20134	10.00	9.87	0
Guggenheim VIF Managed Asset Allocation	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	20112	10.00	9.45	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Mid Cap Value	2014	22.86	22.29	0
	2013	17.75	22.86	0
	2012	15.69	17.75	0
	2011	17.55	15.69	0
	2010	15.42	17.55	0
	2009	11.09	15.42	0
	20081	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2014	7.32	7.40	21,458
	2013	7.45	7.32	3,040
	2012	7.55	7.45	0
	2011	7.56	7.55	0
	2010	7.37	7.56	0
	2009	7.88	7.37	0
	2008	10.04	7.88	0
	2007	10.00	10.04	0
Guggenheim VIF Small Cap Value	2014	15.94	15.19	257
	2013	12.07	15.94	938
	2012	10.45	12.07	0
	2011	11.34	10.45	0
	2010	9.63	11.34	0
	2009	6.39	9.63	0
	2008	10.77	6.39	0
	2007	10.00	10.77	0
Guggenheim VIF StylePlus Large Core	2014	11.75	13.11	1,280
	20133	10.00	11.75	0
Guggenheim VIF StylePlus Large Growth	2014	11.53	12.84	1,938
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	20112	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2014	22.82	24.92	424
	20133	10.00	22.82	0
Guggenheim VIF StylePlus Small Growth	2014	12.83	13.49	0
	20133	10.00	12.83	0
Guggenheim VIF Total Return Bond	2014	9.84	10.28	29,535
	20133	10.00	9.84	3,092
Guggenheim VIF World Equity Income	2014	8.52	8.65	0
	2013	7.40	8.52	3,690
	2012	6.57	7.40	0
	2011	8.07	6.57	0
	2010	7.22	8.07	0
	2009	6.25	7.22	0
	2008	10.49	6.25	0
	2007	10.00	10.49	0
Ibbotson Aggressive Growth ETF Asset Allocation	2014	10.95	11.06	0
	20133	10.00	10.95	0
Ibbotson Balanced ETF Asset Allocation	2014	10.52	10.62	34,846
	20133	10.00	10.52	0
Ibbotson Conservative ETF Asset Allocation	2014	9.87	9.80	40,046
	20133	10.00	9.87	0
Ibbotson Growth ETF Asset Allocation	2014	10.85	10.96	0
	20133	10.00	10.85	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ibbotson Income and Growth ETF Asset Allocation	2014	10.20	10.18	0
	20133	10.00	10.20	0
Invesco V.I. American Franchise	2014	12.63	10.62	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	20112	10.00	8.54	0
Invesco V.I. American Value	2014	13.19	13.95	0
	2013	10.19	13.19	0
	2012	9.01	10.19	0
	20112	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2014 5	10.00	10.07	943
Invesco V.I. Comstock	2014	13.47	14.20	7,186
	2013	10.28	13.47	6,270
	2012	8.95	10.28	0
	20112	10.00	8.95	0
Invesco V.I. Core Equity	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	20112	10.00	9.09	0
Invesco V.I. Equity and Income	2014	11.98	12.59	0
	2013	9.93	11.98	0
	2012	9.15	9.93	0
	20112	10.00	9.15	0
Invesco V.I. Global Core Equity	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	20112	10.00	8.23	0
Invesco V.I. Global Health Care	2014	14.62	16.86	0
	2013	10.79	14.62	0
	2012	9.27	10.79	0
	20112	10.00	9.27	0
Invesco V.I. Global Real Estate	2014	10.81	11.94	7,264
	2013	10.92	10.81	6,465
	2012	8.84	10.92	0
	20112	10.00	8.84	0
Invesco V.I. Government Securities	2014	9.71	9.75	9,288
	2013	10.35	9.71	8,750
	2012	10.48	10.35	0
	20112	10.00	10.48	0
Invesco V.I. Growth and Income	2014	12.82	13.62	0
	2013	9.92	12.82	0
	2012	8.98	9.92	0
	20112	10.00	8.98	0
Invesco V.I. High Yield	2014	11.05	10.85	139
	2013	10.72	11.05	3,500
	2012	9.48	10.72	5,984
	20112	10.00	9.48	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. International Growth	2014	10.40	10.06	15,926
	2013	9.07	10.40	16,496
	2012	8.15	9.07	3,910
	2011	9.07	8.15	0
	2010	8.33	9.07	0
	2009	6.39	8.33	0
	2008	11.13	6.39	0
	2007	10.00	11.13	0
Invesco V.I. Managed Volatility	2014	11.48	13.34	0
	2013	10.75	11.48	0
	2012	10.77	10.75	0
	20112	10.00	10.77	0
Invesco V.I. Mid Cap Core Equity	2014	11.89	11.96	1,829
	2013	9.58	11.89	0
	2012	8.96	9.58	0
	2011	9.92	8.96	0
	2010	9.03	9.92	0
	2009	7.20	9.03	0
	2008	10.44	7.20	0
	2007	10.00	10.44	0
Invesco V.I. Mid Cap Growth	2014	11.71	12.18	0
	2013	8.87	11.71	0
	2012	8.23	8.87	0
	20112	10.00	8.23	0
Invesco V.I. S&P 500 Index	2014	12.01	13.10	5,967
	20133	10.00	12.01	0
Invesco V.I. Small Cap Equity	2014	12.54	12.37	7,374
	2013	9.47	12.54	6,857
	2012	8.63	9.47	1,247
	20112	10.00	8.63	0
Ivy Funds VIP Asset Strategy	2014	11.98	10.97	631
	2013	9.91	11.98	613
	2012	8.61	9.91	0
	20112	10.00	8.61	0
Ivy Funds VIP Balanced	2014	12.26	12.74	820
	2013	10.26	12.26	797
	2012	9.50	10.26	0
	20112	10.00	9.50	0
Ivy Funds VIP Core Equity	2014	13.43	14.24	5,622
	2013	10.42	13.43	5,481
	2012	9.09	10.42	0
	20112	10.00	9.09	0
Ivy Funds VIP Dividend Opportunities	2014	11.84	12.56	0
	2013	9.45	11.84	0
	2012	8.65	9.45	0
	20112	10.00	8.65	0
Ivy Funds VIP Energy	2014	9.45	8.17	0
	2013	7.66	9.45	0
	2012	7.82	7.66	0
	20112	10.00	7.82	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Global Bond	2014	9.83	9.52	299
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	20112	10.00	9.73	0
Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)	2014	11.39	11.11	2,465
	2013	9.89	11.39	1,160
	2012	8.67	9.89	792
	2011 2	10.00	8.67	0
Ivy Funds VIP Global Natural Resources	2014 5	10.00	7.89	0
Ivy Funds VIP Growth	2014	13.50	14.58	0
	2013	10.24	13.50	0
	2012	9.40	10.24	0
	20112	10.00	9.40	0
Ivy Funds VIP High Income	2014	12.00	11.81	16,586
	2013	11.24	12.00	21,159
	2012	9.81	11.24	0
	20112	10.00	9.81	0
Ivy Funds VIP International Core Equity	2014	10.60	10.39	2,598
	2013	8.78	10.60	0
	2012	8.02	8.78	0
	20112	10.00	8.02	0
Ivy Funds VIP Limited-Term Bond	2014	9.64	9.40	33,321
	2013	10.03	9.64	29,341
	2012	10.05	10.03	0
	20112	10.00	10.05	0
Ivy Funds VIP Mid Cap Growth	2014	12.22	12.73	5,373
	2013	9.73	12.22	5,242
	2012	8.87	9.73	403
	20112	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	2014	10.71	13.47	0
	2013	10.97	10.71	0
	2012	9.64	10.97	0
	20112	10.00	9.64	0
Ivy Funds VIP Science and Technology	2014	15.41	15.33	403
	2013	10.20	15.41	496
	2012	8.26	10.20	0
	20112	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	2014	11.12	10.92	0
	2013	8.03	11.12	0
	2012	7.91	8.03	0
	20112	10.00	7.91	0
Ivy Funds VIP Small Cap Value	2014	11.84	12.25	1,548
	2013	9.18	11.84	0
	2012	8.01	9.18	0
	20112	10.00	8.01	0
Ivy Funds VIP Value	2014	12.73	13.64	2,063
	2013	9.73	12.73	574
	2012	8.47	9.73	0
	20112	10.00	8.47	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Janus Aspen Enterprise	2014	12.91	14.00	203
	2013	10.12	12.91	0
	2012	8.95	10.12	0
	20112	10.00	8.95	0
Janus Aspen Forty	2014	13.43	14.08	2,262
	2013	10.62	13.43	0
	2012	8.88	10.62	0
	20112	10.00	8.88	0
Janus Aspen Janus Portfolio	2014	12.75	13.89	842
	2013	10.16	12.75	0
	2012	8.89	10.16	0
	20112	10.00	8.89	0
Janus Aspen Overseas	2014	7.93	6.74	0
	2013	7.19	7.93	0
	2012	6.57	7.19	0
	20112	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2014	11.51	12.06	0
	2013	9.47	11.51	0
	2012	8.85	9.47	0
	20112	10.00	8.85	0
JPMorgan Insurance Trust Core Bond Portfolio	2014	9.56	9.67	4,896
	20133	10.00	9.56	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2014	12.66	14.13	12,242
	20133	10.00	12.66	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2014	12.74	13.46	0
	20133	10.00	12.74	0
JPMorgan Insurance Trust US Equity Portfolio	2014	12.38	13.59	0
	20133	10.00	12.38	0
Lord Abbett Series Bond-Debenture VC	2014	11.12	11.21	10,574
	2013	10.64	11.12	3,032
	2012	9.79	10.64	0
	20112	10.00	9.79	0
Lord Abbett Series Calibrated Dividend Growth	2014	12.34	13.30	263
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	20112	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2014	12.11	12.77	0
	2013	9.65	12.11	0
	2012	8.68	9.65	0
	20112	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2014	14.03	14.06	614
	2013	9.27	14.03	2,343
	2012	8.56	9.27	0
	20112	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2014	12.15	12.58	0
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	20112	10.00	8.67	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Growth and Income VC	2014	12.29	12.79	0
	2013	9.36	12.29	0
	2012	8.65	9.36	0
	20112	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2014	11.79	12.08	0
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	20112	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2014	11.97	12.90	0
	2013	9.51	11.97	0
	2012	8.59	9.51	0
	20112	10.00	8.59	0
Lord Abbett Series Total Return VC	2014	10.34	10.60	11,780
	2013	10.82	10.34	0
	2012	10.49	10.82	0
	20112	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2014	12.41	13.06	0
	2013	9.25	12.41	0
	2012	8.63	9.25	0
	20112	10.00	8.63	0
MFS® VIT Emerging Markets Equity	2014	9.02	8.11	2,914
	20133	10.00	9.02	0
MFS ® VIT Global Tactical Allocation	2014 5	10.00	9.94	0
MFS® VIT High Yield	2014	10.18	10.08	0
	20133	10.00	10.18	0
MFS ® VIT II MA Investors Growth Stock (formerly MFS ® VIT Investors Growth Stock)	2014	13.27	14.25	0
	2013	10.56	13.27	0
	2012	9.37	10.56	0
	20112	10.00	9.37	0
MFS ® VIT II Research International (formerly MFS ® VIT Research International)	2014	10.68	9.59	911
	2013	9.32	10.68	0
	2012	8.29	9.32	0
	2011 2	10.00	8.29	0
MFS ® VIT International Value	2014 5	10.00	9.65	0
MFS® VIT Investors Trust	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	0
	20112	10.00	8.99	0
MFS® VIT New Discovery	2014	12.50	11.18	1,159
	2013	9.17	12.50	0
	2012	7.85	9.17	420
	20112	10.00	7.85	0
MFS® VIT Research	2014	13.26	14.08	0
	2013	10.40	13.26	0
	2012	9.21	10.40	0
	20112	10.00	9.21	0
MFS® VIT Total Return	2014	11.70	12.21	0
	2013	10.20	11.70	0
	2012	9.52	10.20	0
	20112	10.00	9.52	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS ® VIT Total Return Bond (formerly MFS ® VIT Research Bond)	2014	10.11	10.32	59,408
	2013	10.60	10.11	7,081
	2012	10.25	10.60	2,215
	2011 2	10.00	10.25	0
MFS® VIT Utilities	2014	12.23	13.29	9,548
	2013	10.53	12.23	4,868
	2012	9.63	10.53	0
	20112	10.00	9.63	0
Morgan Stanley UIF Emerging Markets Debt	2014	8.96	8.91	0
	20133	10.00	8.96	0
Morgan Stanley UIF Emerging Markets Equity	2014	9.43	8.69	16,819
	20133	10.00	9.43	10,261
Neuberger Berman AMT Guardian	2014	12.20	12.85	0
	2013	9.10	12.20	894
	2012	8.35	9.10	0
	2011	8.91	8.35	0
	2010	7.75	8.91	0
	2009	6.18	7.75	0
	2008	10.20	6.18	0
	2007	10.00	10.20	0
Neuberger Berman AMT Socially Responsive	2014	12.45	13.25	0
	2013	9.38	12.45	0
	2012	8.77	9.38	0
	20112	10.00	8.77	0
Oppenheimer Global Fund/VA	2014	11.99	11.82	2,045
	2013	9.77	11.99	0
	2012	8.36	9.77	0
	20112	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2014	10.03	9.93	1,926
	2013	10.42	10.03	807
	2012	9.54	10.42	0
	20112	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2014	12.26	11.00	28,114
	2013	10.09	12.26	12,093
	2012	8.59	10.09	0
	20112	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund®/VA	2014	12.80	13.81	12,982
	2013	9.43	12.80	0
	2012	8.29	9.43	0
	2011	8.79	8.29	0
	2010	7.39	8.79	0
	2009	5.59	7.39	0
	2008	9.33	5.59	0
	2007	10.00	9.33	0
PIMCO VIT All Asset	2014	10.28	9.98	0
	2013	10.63	10.28	0
	2012	9.59	10.63	0
	20112	10.00	9.59	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT CommodityRealReturn Strategy	2014	7.01	5.51	22,431
	2013	8.51	7.01	7,824
	2012	8.38	8.51	0
	20112	10.00	8.38	0
PIMCO VIT Emerging Markets Bond	2014	10.43	10.22	33,714
	2013	11.61	10.43	21,771
	2012	10.21	11.61	659
	20112	10.00	10.21	0
PIMCO VIT Foreign Bond (Unhedged)	2014	9.58	9.28	0
	2013	10.61	9.58	0
	2012	10.44	10.61	0
	20112	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2014	12.17	12.01	431
	2013	13.78	12.17	0
	2012	13.35	13.78	0
	2011	12.86	13.35	0
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	20081	10.00	10.58	0
PIMCO VIT Global Multi-Asset Managed Allocation	2014 5	10.00	10.02	0
PIMCO VIT High Yield	2014	16.61	16.57	0
	2013	16.28	16.61	0
	2012	14.76	16.28	6,773
	2011	14.80	14.76	0
	2010	13.40	14.80	0
	2009	9.90	13.40	0
	20081	10.00	9.90	0
PIMCO VIT Low Duration	2014	9.59	9.34	54,957
	2013	9.95	9.59	33,108
	2012	9.74	9.95	11,215
	20112	10.00	9.74	0
PIMCO VIT Real Return	2014	9.78	9.73	2,336
	2013	11.16	9.78	17,515
	2012	10.64	11.16	8,737
	20112	10.00	10.64	0
PIMCO VIT Short-Term	2014	9.73	9.45	11,546
	20133	10.00	9.73	8,813
PIMCO VIT Total Return	2014	9.99	12.40	0
	2013	10.56	9.99	60,980
	2012	9.99	10.56	32,044
	20112	10.00	9.99	11
Pioneer Bond VCT	2014	9.76	9.97	26,846
	20133	10.00	9.76	0
Pioneer Emerging Markets VCT	2014	9.41	7.93	0
	20133	10.00	9.41	0
Pioneer Equity Income VCT	2014	11.73	12.78	0
	20133	10.00	11.73	0
Pioneer High Yield VCT	2014	10.48	10.10	0
	20133	10.00	10.48	5,998
Pioneer Real Estate Shares VCT	2014	9.47	11.94	0
	20133	10.00	9.47	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer Strategic Income VCT	2014	9.70	9.71	0
	20133	10.00	9.70	0
Power Income VIT	2014	10.09	9.64	0
	20133	10.00	10.09	0
Probabilities Fund	2014	10.19	10.32	23,723
	20134	10.00	10.19	20,374
Putnam VT Absolute Return 500	2014	9.96	10.00	0
	20133	10.00	9.96	0
Putnam VT Capital Opportunities	2014	12.09	12.50	0
	20133	10.00	12.09	0
Putnam VT Diversified Income	2014	10.21	9.89	0
	20133	10.00	10.21	0
Putnam VT Equity Income	2014	11.93	12.98	0
	20133	10.00	11.93	0
Putnam VT Global Asset Allocation	2014	11.17	11.81	0
	20133	10.00	11.17	0
Putnam VT Growth Opportunities	2014	12.46	13.72	0
	20133	10.00	12.46	0
Putnam VT High Yield	2014	10.30	10.11	0
	20133	10.00	10.30	0
Putnam VT Income	2014	9.82	10.10	16,380
	20133	10.00	9.82	0
Putnam VT Investors	2014	12.31	13.55	0
	20133	10.00	12.31	0
Putnam VT Voyager	2014	13.06	13.85	0
	20133	10.00	13.06	0
Rydex VIF Banking	2014	4.62	4.62	0
	2013	3.70	4.62	0
	2012	3.09	3.70	0
	2011	4.11	3.09	0
	2010	3.76	4.11	0
	2009	4.03	3.76	0
	2008	7.09	4.03	948
	2007	10.00	7.09	0
Rydex VIF Basic Materials	2014	10.44	9.91	16,229
	2013	10.68	10.44	11,742
	2012	9.98	10.68	0
	2011	12.36	9.98	0
	2010	10.10	12.36	303
	2009	6.73	10.10	12
	2008	12.75	6.73	0
	2007	10.00	12.75	0
Rydex VIF Biotechnology	2014	20.89	26.78	12,543
	2013	14.02	20.89	8,705
	2012	10.67	14.02	0
	2011	9.99	10.67	0
	2010	9.34	9.99	171
	2009	8.17	9.34	14
	2008	9.59	8.17	156
	2007	10.00	9.59	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Commodities Strategy	2014	6.13	3.91	0
	2013	6.56	6.13	0
	2012	6.89	6.56	0
	2011	7.63	6.89	0
	2010	7.31	7.63	0
	2009	6.78	7.31	0
	2008	13.78	6.78	0
	2007	10.00	13.78	0
Rydex VIF Consumer Products	2014	14.73	16.02	25,884
	2013	11.89	14.73	15,477
	2012	11.28	11.89	0
	2011	10.27	11.28	0
	2010	9.06	10.27	0
	2009	7.87	9.06	0
	2008	10.64	7.87	0
	2007	10.00	10.64	0
Rydex VIF Dow 2x Strategy	2014	11.38	12.84	238
	2013	7.24	11.38	0
	2012	6.40	7.24	0
	2011	6.07	6.40	0
	2010	5.04	6.07	0
	2009	3.81	5.04	0
	2008	10.31	3.81	130
	2007	10.00	10.31	0
Rydex VIF Electronics	2014	7.90	9.45	322
	2013	6.05	7.90	0
	2012	6.20	6.05	0
	2011	7.69	6.20	0
	2010	7.26	7.69	212
	2009	4.38	7.26	0
	2008	9.08	4.38	143
	2007	10.00	9.08	0
Rydex VIF Energy	2014	11.67	9.18	9,030
	2013	9.79	11.67	5,092
	2012	9.89	9.79	0
	2011	10.87	9.89	230
	2010	9.45	10.87	154
	2009	7.06	9.45	0
	2008	13.55	7.06	0
	2007	10.00	13.55	0
Rydex VIF Energy Services	2014	11.26	7.68	7,186
	2013	9.40	11.26	6,505
	2012	9.70	9.40	0
	2011	11.06	9.70	0
	2010	9.08	11.06	148
	2009	5.79	9.08	0
	2008	14.13	5.79	35
	2007	10.00	14.13	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Europe 1.25x Strategy	2014	6.20	5.24	0
	2013	5.18	6.20	0
	2012	4.41	5.18	1,139
	2011	5.37	4.41	0
	2010	6.23	5.37	0
	2009	4.76	6.23	0
	2008	10.90	4.76	0
	2007	10.00	10.90	0
Rydex VIF Financial Services	2014	5.96	6.48	0
	2013	4.84	5.96	0
	2012	4.08	4.84	0
	2011	4.96	4.08	0
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	0
	2007	10.00	7.74	0
Rydex VIF Government Long Bond 1.2x Strategy	2014	11.34	14.75	3,996
	2013	14.36	11.34	0
	2012	14.42	14.36	0
	2011	10.55	14.42	0
	2010	9.92	10.55	0
	2009	14.99	9.92	0
	2008	10.71	14.99	0
	2007	10.00	10.71	0
Rydex VIF Health Care	2014	14.10	16.98	144
	2013	10.29	14.10	0
	2012	9.09	10.29	0
	2011	8.99	9.09	0
	2010	8.72	8.99	0
	2009	7.24	8.72	27
	2008	9.97	7.24	193
	2007	10.00	9.97	0
Rydex VIF Internet	2014	14.64	14.42	0
	2013	10.02	14.64	0
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	177
	2009	5.46	8.75	0
	2008	10.26	5.46	124
	2007	10.00	10.26	0
Rydex VIF Inverse Dow 2x Strategy	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	0
	2011	4.97	3.50	0
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007	10.00	8.89	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Government Long Bond Strategy	2014	4.06	2.94	0
	2013	3.65	4.06	0
	2012	4.02	3.65	0
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007	10.00	9.14	0
Rydex VIF Inverse Mid-Cap Strategy	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007	10.00	9.65	0
Rydex VIF Inverse NASDAQ-100® Strategy	2014	2.64	2.08	5,647
	2013	3.86	2.64	5,425
	2012	4.91	3.86	2,701
	2011	5.65	4.91	146
	2010	7.43	5.65	0
	2009	6.10	7.43	0
	2008	8.98	6.10	118
	2007	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	0
	2009	12.34	8.01	0
	2008	10.25	12.34	0
	2007	10.00	10.25	0
Rydex VIF Inverse S&P 500 Strategy	2014	3.70	3.06	1,675
	2013	5.22	3.70	22,920
	2012	6.51	5.22	8,608
	2011	7.41	6.51	0
	2010	9.23	7.41	0
	2009	13.19	9.23	0
	2008	9.81	13.19	0
	2007	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2014	9.01	7.37	0
	2013	5.98	9.01	0
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	439
	2008	8.67	5.62	281
	2007	10.00	8.67	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Leisure	2014	11.98	12.44	0
	2013	8.71	11.98	0
	2012	7.43	8.71	0
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2014	12.93	13.98	335
	2013	8.91	12.93	325
	2012	7.42	8.91	449
	2011	8.31	7.42	625
	2010	6.25	8.31	881
	2009	4.25	6.25	204
	2008	9.73	4.25	128
	2007	10.00	9.73	0
Rydex VIF NASDAQ-100®	2014	14.84	16.84	1,482
	2013	11.41	14.84	2,166
	2012	10.11	11.41	0
	2011	10.25	10.11	0
	2010	8.95	10.25	352
	2009	6.10	8.95	163
	2008	10.86	6.10	118
	2007	10.00	10.86	0
Rydex VIF NASDAQ-100® 2x Strategy	2014	18.02	23.78	2,920
	2013	10.35	18.02	0
	2012	7.99	10.35	0
	2011	8.32	7.99	0
	2010	6.29	8.32	0
	2009	2.99	6.29	348
	2008	11.30	2.99	472
	2007	10.00	11.30	0
Rydex VIF Nova	2014	10.47	12.00	0
	2013	7.27	10.47	0
	2012	6.16	7.27	0
	2011	6.45	6.16	787
	2010	5.57	6.45	828
	2009	4.25	5.57	570
	2008	9.66	4.25	277
	2007	10.00	9.66	0
Rydex VIF Precious Metals	2014	4.92	3.93	20,882
	2013	9.46	4.92	27,163
	2012	10.21	9.46	2,373
	2011	13.92	10.21	199
	2010	10.44	13.92	287
	2009	7.23	10.44	11
	2008	12.19	7.23	0
	2007	10.00	12.19	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Real Estate	2014	7.14	8.35	4,573
	2013	7.11	7.14	0
	2012	6.22	7.11	0
	2011	6.30	6.22	0
	2010	5.22	6.30	0
	2009	4.31	5.22	0
	2008	7.65	4.31	0
	2007	10.00	7.65	0
Rydex VIF Retailing	2014	13.36	14.02	2,496
	2013	10.18	13.36	1,989
	2012	9.02	10.18	0
	2011	8.87	9.02	261
	2010	7.34	8.87	0
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007	10.00	8.13	0
Rydex VIF Russell 2000® 1.5x Strategy	2014	10.97	11.06	0
	2013	7.16	10.97	0
	2012	6.07	7.16	0
	2011	7.16	6.07	781
	2010	5.37	7.16	251
	2009	4.17	5.37	226
	2008	8.88	4.17	0
	2007	10.00	8.88	0
Rydex VIF Russell 2000® 2x Strategy	2014	8.89	9.04	0
	2013	4.96	8.89	0
	2012	3.97	4.96	616
	2011	5.10	3.97	0
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	346
	2007	10.00	8.30	0
Rydex VIF S&P 500 2x Strategy	2014	9.59	11.55	3,765
	2013	5.88	9.59	0
	2012	4.71	5.88	486
	2011	5.07	4.71	0
	2010	4.19	5.07	0
	2009	2.96	4.19	0
	2008	9.56	2.96	0
	2007	10.00	9.56	0
Rydex VIF S&P 500 Pure Growth	2014	14.26	15.49	2,930
	2013	10.45	14.26	2,663
	2012	9.54	10.45	0
	2011	9.99	9.54	3,331
	2010	8.27	9.99	182
	2009	5.81	8.27	172
	2008	10.00	5.81	0
	2007	10.00	10.00	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 Pure Value	2014	11.97	12.83	6,530
	2013	8.53	11.97	617
	2012	7.22	8.53	0
	2011	7.72	7.22	4,430
	2010	6.64	7.72	0
	2009	4.55	6.64	221
	2008	9.16	4.55	0
	2007	10.00	9.16	0
Rydex VIF S&P MidCap 400 Pure Growth	2014	17.00	16.17	327
	2013	13.12	17.00	231
	2012	11.71	13.12	0
	2011	12.20	11.71	0
	2010	9.52	12.20	0
	2009	6.28	9.52	0
	2008	10.19	6.28	0
	2007	10.00	10.19	0
Rydex VIF S&P MidCap 400 Pure Value	2014	11.44	11.80	0
	2013	8.72	11.44	0
	2012	7.72	8.72	0
	2011	8.60	7.72	0
	2010	7.41	8.60	0
	2009	4.94	7.41	149
	2008	9.07	4.94	0
	2007	10.00	9.07	0
Rydex VIF S&P SmallCap 600 Pure Growth	2014	13.98	13.51	819
	2013	10.24	13.98	3,337
	2012	9.58	10.24	792
	2011	9.58	9.58	0
	2010	7.91	9.58	3,490
	2009	6.11	7.91	0
	2008	9.63	6.11	0
	2007	10.00	9.63	0
Rydex VIF S&P SmallCap 600 Pure Value	2014	11.13	10.89	1,563
	2013	8.07	11.13	2,260
	2012	6.94	8.07	370
	2011	7.93	6.94	0
	2010	6.56	7.93	0
	2009	4.18	6.56	0
	2008	7.66	4.18	0
	2007	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2014	4.99	5.93	0
	2013	5.32	4.99	0
	2012	5.88	5.32	0
	2011	6.36	5.88	0
	2010	6.89	6.36	0
	2009	8.48	6.89	0
	2008	8.31	8.48	0
	2007	10.00	8.31	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Technology	2014	11.04	11.77	247
	2013	8.44	11.04	0
	2012	7.81	8.44	0
	2011	8.90	7.81	264
	2010	8.22	8.90	0
	2009	5.47	8.22	0
	2008	10.37	5.47	0
	2007	10.00	10.37	0
Rydex VIF Telecommunications	2014	7.16	7.10	0
	2013	6.31	7.16	0
	2012	6.23	6.31	0
	2011	7.53	6.23	0
	2010	6.81	7.53	0
	2009	5.48	6.81	0
	2008	10.37	5.48	0
	2007	10.00	10.37	0
Rydex VIF Transportation	2014	11.65	13.82	0
	2013	8.01	11.65	0
	2012	7.05	8.01	0
	2011	8.21	7.05	0
	2010	6.84	8.21	0
	2009	6.03	6.84	0
	2008	8.35	6.03	91
	2007	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2014	8.24	7.96	85,377
	2013	8.53	8.24	139,544
	2012	8.83	8.53	244,709
	2011	9.14	8.83	12,990
	2010	9.47	9.14	4,279
	2009	9.79	9.47	15,410
	2008	10.02	9.79	0
	2007	10.00	10.02	0
Rydex VIF Utilities	2014	10.32	12.25	0
	2013	9.40	10.32	0
	2012	9.62	9.40	0
	2011	8.56	9.62	0
	2010	8.29	8.56	0
	2009	7.54	8.29	0
	2008	11.09	7.54	0
	2007	10.00	11.09	0
Rydex VIF Weakening Dollar 2x Strategy	2014	7.98	6.02	0
	2013	8.50	7.98	0
	2012	8.73	8.50	0
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007	10.00	11.79	0
SEI VP Balanced Strategy	2014 5	10.00	9.93	0
SEI VP Conservative Strategy	2014 5	10.00	9.89	0
SEI VP Defensive Strategy	2014 5	10.00	9.81	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
SEI VP Market Growth Strategy	2014 5	10.00	9.95	0
SEI VP Market Plus Strategy	2014 5	10.00	10.02	0
SEI VP Moderate Strategy	2014 5	10.00	10.00	0
T. Rowe Price Blue Chip Growth	2014	14.41	15.15	4,659
	2013	10.59	14.41	1,392
	2012	9.30	10.59	1,091
	20112	10.00	9.30	0
T. Rowe Price Equity Income	2014	12.80	13.25	53,046
	2013	10.24	12.80	43,047
	2012	9.07	10.24	16,745
	20112	10.00	9.07	0
T. Rowe Price Health Sciences	2014	17.47	22.14	5,556
	2013	12.01	17.47	0
	2012	9.49	12.01	0
	20112	10.00	9.49	0
T. Rowe Price Limited-Term Bond	2014	9.37	9.09	35,672
	2013	9.71	9.37	43,322
	2012	9.82	9.71	11,374
	20112	10.00	9.82	0
Templeton Developing Markets VIP Fund	2014	16.61	14.70	13,339
	2013	17.35	16.61	10,092
	2012	15.87	17.35	676
	2011	19.52	15.87	0
	2010	17.18	19.52	0
	2009	10.30	17.18	0
	20081	10.00	10.30	0
Templeton Foreign VIP Fund	2014	17.51	15.03	15,999
	2013	14.74	17.51	6,966
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	0
	2009	10.78	14.27	0
	20081	10.00	10.78	0
Templeton Global Bond VIP Fund	2014	10.24	10.07	17,298
	2013	10.43	10.24	2,965
	2012	9.38	10.43	0
	20112	10.00	9.38	0
Templeton Growth VIP Fund	2014	12.50	11.74	509
	2013	9.89	12.50	0
	2012	8.46	9.89	0
	20112	10.00	8.46	0
Third Avenue Value	2014	10.39	10.48	0
	2013	9.04	10.39	0
	2012	7.35	9.04	0
	20112	10.00	7.35	0
Transparent Value Directional Allocation VI	2014 6	10.00	9.40	1,030
Van Eck VIP Global Gold	2014	7.66	6.95	0
	20134	10.00	7.66	0

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Van Eck VIP Global Hard Assets	2014	7.90	6.16	13,366
	2013	7.42	7.90	3,035
	2012	7.45	7.42	0
	20112	10.00	7.45	0
Virtus International Series	2014	9.89	9.18	18,155
	20134	10.00	9.89	9,440
Virtus Multi-Sector Fixed Income Series	2014	9.66	9.51	943
	20134	10.00	9.66	0
Virtus Premium AlphaSector™ Series	2014	11.30	11.16	1,716
	20134	10.00	11.30	938
Virtus Real Estate Securities Series	2014	8.80	11.19	10,294
	20134	10.00	8.80	2,495
Virtus Small-Cap Growth Series	2014 5	10.00	11.29	0
Virtus Strategic Allocation Series	2014	10.92	11.35	0
	20134	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2014	11.87	12.43	0
	20133	10.00	11.87	0
VY Clarion Global Real Estate Portfolio	2014	9.86	10.82	456
	20133	10.00	9.86	0
VY Clarion Real Estate Portfolio	2014	9.54	11.96	0
	20133	10.00	9.54	0
Wells Fargo Advantage International Equity VT	2014	10.30	9.41	0
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	20112	10.00	8.13	0
Wells Fargo Advantage Intrinsic Value VT	2014	12.81	13.65	0
	2013	10.18	12.81	0
	2012	8.82	10.18	0
	20112	10.00	8.82	0
Wells Fargo Advantage Omega Growth VT	2014	13.30	13.35	0
	2013	9.84	13.30	0
	2012	8.46	9.84	0
	20112	10.00	8.46	0
Wells Fargo Advantage Opportunity VT	2014	12.90	13.76	0
	2013	10.22	12.90	0
	2012	9.16	10.22	0
	2011	10.03	9.16	0
	2010	8.39	10.03	0
	2009	5.88	8.39	0
	2008	10.15	5.88	0
	2007	10.00	10.15	0
Wells Fargo Advantage Small Cap Value VT	2014	10.49	10.59	0
	2013	9.46	10.49	0
	2012	8.59	9.46	0
	20112	10.00	8.59	0

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Western Asset Variable Global High Yield Bond	2014	10.09	9.60	0
	20133	10.00	10.09	0
1    For the period November 17, 2008 (date of inception) through December 31, 2008.
2    For the period April 18, 2011 (date of inception) through December 31, 2011.
3    For the period February 1, 2013 (the date first publicly offered) through December 31, 2013.
4    For the period May 1, 2013 (the date first publicly offered) through December 31, 2013.
5    For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.
6    For the period July 1, 2014 (the date first publicly offered) through December 31, 2014.

A-26

Prospectus

ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2015

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013D (COMM)	32-70130-04 2015/05/01

ELITEDESIGNS® II VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

                              Issued By:
First Security Benefit Life Insurance
   and Annuity Company of New York
800 Westchester Avenue, Suite 641 N
Rye Brook, New York 10573

After July 1, 2015
350 Park Avenue, 14 th Floor
New York, NY 10022

1-800-350-4570
Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are: 1

•	7Twelve™ Balanced Portfolio

•	AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)

•	AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)

•	AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)

•	AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Value

•	American Funds IS® Asset Allocation

•	American Funds IS® Blue Chip Income and Growth

•	American Funds IS® Global Bond

•	American Funds IS® Global Growth

•	American Funds IS® Global Growth and Income

•	American Funds IS® Global Small Capitalization

•	American Funds IS® Growth

•	American Funds IS® Growth-Income

•	American Funds IS® International

•	American Funds IS® International Growth and Income

•	American Funds IS® Mortgage

•	American Funds IS® New World

•	American Funds IS® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2015

V7013D (COMM)	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-04 2015/05/01

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)

•	Deutsche Core Equity VIP (formerly DWS Core Equity VIP)

•	Deutsche Global Growth VIP (formerly DWS Global Growth VIP)

•	Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)

•	Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)

•	Deutsche High Income VIP (formerly DWS High Income VIP)

•	Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)

•	Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP)

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund

•	Franklin Growth and Income VIP Fund

•	Franklin High Income VIP Fund

•	Franklin Income VIP Fund

•	Franklin Large Cap Growth VIP Fund

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Mutual Shares VIP Fund

•	Franklin Rising Dividends VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Small-Mid Cap Growth VIP Fund

•	Franklin Strategic Income VIP Fund

•	Franklin U.S. Government Securities VIP Fund

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)

•	Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation)

•	Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

2

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)

•	I vy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT II MA Investors Growth Stock (formerly MFS ® VIT Investors Growth Stock)

•	MFS ® VIT II Research International (formerly MFS ® VIT Research International)

•	MFS® VIT International Value

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Total Return

•	MFS ® VIT Total Return Bond (formerly MFS ® VIT Research Bond)

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

3

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond VIP Fund

•	Templeton Growth VIP Fund

•	Third Avenue Value

•	Transparent Value Directional Allocation VI

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector™ Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio

•	VY Clarion Global Real Estate Portfolio

•	VY Clarion Real Estate Portfolio

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 201 5 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.

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The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

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Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

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Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	1.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1    During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.25%	27.41%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.25%	1.27%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2014, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2014.

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$2,597	$6,030	$7,982	$9,925

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$248	$764	$1,306	$2,786

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings , which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable

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annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case   if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these   hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because   the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment

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strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing   well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

One of the Underlying Funds is a money market fund. There is no assurance that this Underlying F und will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the

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Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

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Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

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For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse an Purchase Payment.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer .

Sometimes the Purchase Payment is not preceded by or accompanied by a complete application.  The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment.  Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for

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transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait

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at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

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Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar

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day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond, Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity , Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income ,	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT II MA Investors Growth Stock, MFS ® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, ® VIT Total Return, MFS ® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy; SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Transparent Value Directional Allocation VI	30 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector™ Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter

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that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer

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activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation

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of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

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The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

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The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary

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designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by

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the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

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Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in

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the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the

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death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the

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requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

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•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Cyber Security   — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

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Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may

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have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code

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Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts

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issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

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The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015). Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2015). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $183,000 and $193,000 (for 2015). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $116,000 to $131,000 in adjusted gross income for 2015 ($183,000 to $193,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

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Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any

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enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $ 5,430,000  and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such

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asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccount   — Effective May 1, 2015, the American Century VP Mid Cap Value Subaccount (the “Closed Subaccount”) is no longer available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that do not have Contract Value in the Closed Subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”).

If you had Contract Value in the Closed Subaccount on May 1, 2015, your Contract Value will remain invested in the Closed Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the Closed Subaccount, subject to transfer restrictions. Automatic allocations to the Closed Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount, we currently anticipate we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s

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Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

Existing Contracts without Contract Value in the Closed Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Guggenheim VIF Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on May 1, 2015. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial with-

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drawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract

46

(collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2014, 2013, and 2012, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $6,095.81, $39,008.65, and $90,774.71, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products)

47

by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013 the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2014, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, are included in the Statement of Additional Information.

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Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns II Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS.

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AB
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc. and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc.
Fidelity ® VIP Mid Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMIM

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. Inc.
Probabilities Fund	2	Seeks capital appreciation.	Co-Advised by: Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Banking	Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy	Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market	Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities	Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM (the "Directional Allocation Index").	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	Seeks high total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Premium AlphaSector™ Series	A	Seeks long-term capital appreciation.	Virtus Inv. Advisers, Inc.	F-Squared Investments
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Inv. Advisers, Inc.	Kanye Anderson Rudnick
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., Inc.
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. and Western Asset Mgmt. Co. Ltd.

68

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2014.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2014	10.16	9.69	0
	20131	10.00	10.16	0
AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)	2014 2	10.00	9.96	0
AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)	2014	11.29	11.31	0
	2013 1	10.00	11.29	0
AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)	2014	10.84	11.33	0
	2013 1	10.00	10.84	0
AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)	2014	10.88	11.33	0
	2013 1	10.00	10.88	0
Adaptive Allocation Portfolio	2014	9.95	9.39	0
	20131	10.00	9.95	0
Alger Capital Appreciation	2014	11.37	12.33	2,863
	20131	10.00	11.37	1,048
Alger Large Cap Growth	2014	11.52	12.18	0
	20131	10.00	11.52	0
ALPS/Alerian Energy Infrastructure	2014	10.53	11.27	1,463
	20131	10.00	10.53	730
American Century VP Income & Growth	2014	10.86	11.67	0
	20131	10.00	10.86	0
American Century VP Inflation Protection	2014	9.60	9.48	0
	20131	10.00	9.60	513
American Century VP International	2014	10.95	9.88	0
	20131	10.00	10.95	0
American Century VP Mid Cap Value	2014	10.53	11.71	4,553
	20131	10.00	10.53	0
American Century VP Value	2014	10.56	11.40	0
	20131	10.00	10.56	0
American Funds IS ® Asset Allocation	2014 2	10.00	10.11	0
American Funds IS ® Blue Chip Income and Growth	2014 2	10.00	10.77	0
American Funds IS ® Global Bond	2014 2	10.00	9.43	0
American Funds IS ® Global Growth	2014 2	10.00	10.09	0
American Funds IS ® Global Growth and Income	2014 2	10.00	9.97	0
American Funds IS ® Global Small Capitalization	2014 2	10.00	9.85	0
American Funds IS ® Growth	2014 2	10.00	10.54	0
American Funds IS ® Growth-Income	2014 2	10.00	10.54	0
American Funds IS ® International	2014 2	10.00	9.36	0
American Funds IS ® International Growth and Income	2014 2	10.00	9.09	0
American Funds IS ® Mortgage	2014 2	10.00	9.91	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS ® New World	2014 2	10.00	8.98	861
American Funds IS ® U.S. Government/AAA-Rated Securities	2014 2	10.00	9.89	0
BlackRock Basic Value V.I.	2014	10.80	11.33	0
	20131	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2014	11.47	11.91	0
	20131	10.00	11.47	0
BlackRock Equity Dividend V.I.	2014	10.63	11.09	15,400
	20131	10.00	10.63	8,776
BlackRock Global Allocation V.I.	2014	10.40	10.14	11,987
	2013 1	10.00	10.40	7,085
BlackRock Global Opportunities V.I.	2014	11.07	10.12	0
	2013 1	10.00	11.07	0
BlackRock High Yield V.I.	2014	10.33	10.12	0
	20131	10.00	10.33	0
BlackRock Large Cap Core V.I.	2014	11.08	11.88	0
	20131	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2014	11.38	12.40	0
	20131	10.00	11.38	0
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)	2014	11.31	12.19	0
	2013 1	10.00	11.31	0
Deutsche Core Equity VIP (formerly DWS Capital Growth VIP)	2014	11.15	11.89	0
	2013 1	10.00	11.15	0
Deutsche Global Growth VIP (formerly DWS Global Growth VIP)	2014	10.94	10.44	0
	2013 1	10.00	10.94	0
Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)	2014	11.23	10.28	0
	2013 1	10.00	11.23	0
Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)	2014	9.84	9.88	0
	2013 1	10.00	9.84	0
Deutsche High Income VIP (formerly DWS High Income VIP)	2014	10.18	9.85	0
	2013 1	10.00	10.18	0
Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)	2014	10.68	11.27	0
	2013 1	10.00	10.68	0
Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value)	2014	11.00	11.06	0
	2013 1	10.00	11.00	0
Dimensional VA Global Bond Portfolio	2014	9.80	9.61	0
	20131	10.00	9.80	0
Dimensional VA International Small Portfolio	2014	11.37	10.21	0
	20131	10.00	11.37	0
Dimensional VA International Value Portfolio	2014	11.15	9.86	0
	20131	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2014	9.78	9.33	0
	20131	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2014	11.08	11.52	0
	20131	10.00	11.08	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dimensional VA U.S. Targeted Value Portfolio	2014	11.20	11.07	0
	20131	10.00	11.20	0
Direxion Dynamic VP HY Bond	2014	10.02	9.57	0
	20131	10.00	10.02	0
Direxion VP Indexed Commodity Strategy	2014 2	10.00	8.98	0
Direxion VP Indexed Managed Futures Strategy	2014 2	10.00	11.11	0
Dreyfus IP Small Cap Stock Index	2014	11.14	11.21	1,437.34
	20131	10.00	11.14	2,498
Dreyfus IP Technology Growth	2014	11.66	11.88	0
	20131	10.00	11.66	0
Dreyfus Stock Index	2014	10.83	11.72	0
	20131	10.00	10.83	0
Dreyfus VIF Appreciation	2014	10.64	10.98	0
	20131	10.00	10.64	0
Dreyfus VIF International Value	2014	10.82	9.36	0
	20131	10.00	10.82	0
Eaton Vance VT Floating-Rate Income	2014 2	10.00	9.17	0
Eaton Vance VT Large-Cap Value	2014 2	10.00	10.39	0
Federated Fund for U.S. Government Securities II	2014	9.84	9.84	0
	20131	10.00	9.84	0
Federated High Income Bond II	2014	10.16	9.95	0
	20131	10.00	10.16	0
Fidelity® VIP Balanced	2014	10.60	11.16	0
	20131	10.00	10.60	0
Fidelity® VIP Contrafund®	2014	10.95	11.69	4,795
	20131	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2014	11.09	11.13	0
	20131	10.00	11.09	0
Fidelity® VIP Emerging Markets	2014	10.42	10.08	518
	20131	10.00	10.42	432
Fidelity® VIP Growth & Income	2014	10.76	11.35	5,335
	20131	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2014	10.99	11.77	0
	20131	10.00	10.99	0
Fidelity® VIP High Income	2014	10.17	9.81	0
	20131	10.00	10.17	0
Fidelity® VIP Index 500	2014	10.84	11.74	0
	20131	10.00	10.84	0
Fidelity® VIP Investment-Grade Bond	2014	9.84	9.93	0
	20131	10.00	9.84	0
Fidelity® VIP Mid Cap	2014	11.23	11.39	0
	20131	10.00	11.23	0
Fidelity® VIP Overseas	2014	11.46	10.05	0
	20131	10.00	11.46	0
Fidelity® VIP Real Estate	2014	9.06	11.25	0
	20131	10.00	9.06	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Strategic Income	2014	9.97	9.85	0
	20131	10.00	9.97	0
Franklin Flex Cap Growth VIP Fund	2014	11.49	11.66	0
	20131	10.00	11.49	0
Franklin Growth and Income VIP Fund	2014	10.82	11.29	6,678
	20131	10.00	10.82	6,481
Franklin High Income VIP Fund	2014	10.24	9.79	2,867
	20131	10.00	10.24	0
Franklin Income VIP Fund	2014	10.39	10.40	11,093
	20131	10.00	10.39	6,689
Franklin Large Cap Growth VIP Fund	2014	10.72	11.53	6,690
	20131	10.00	10.72	0
Franklin Mutual Global Discovery VIP Fund	2014	10.70	10.82	6,938
	20131	10.00	10.70	0
Franklin Mutual Shares VIP Fund	2014	10.68	10.94	0
	20131	10.00	10.68	0
Franklin Rising Dividends VIP Fund	2014	10.76	11.19	946
	20131	10.00	10.76	0
Franklin Small Cap Value VIP Fund	2014	11.20	10.78	2,382
	20131	10.00	11.20	4,394
Franklin Small-Mid Cap Growth VIP Fund	2014	11.19	11.50	0
	20131	10.00	11.19	0
Franklin Strategic Income VIP Fund	2014	10.05	9.79	0
	20131	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2014	9.84	9.73	0
	20131	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2014	10.98	11.67	2,911
	20131	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2014	9.82	9.39	1,294
	20131	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2014	10.77	11.60	0
	20131	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2014	10.72	11.62	1,717
	20131	10.00	10.72	1,440
Goldman Sachs VIT Small Cap Equity Insights	2014	10.85	11.07	8,811
	20131	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2014	11.29	12.25	0
	20131	10.00	11.29	0
Goldman Sachs VIT Strategic International Equity	2014	10.94	9.66	0
	20131	10.00	10.94	0
Guggenheim VIF All Cap Value	2014	10.72	11.04	0
	20131	10.00	10.72	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)	2014	10.67	10.56	0
	2013 1	10.00	10.67	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation)	2014	10.47	10.30	0
	2013 1	10.00	10.47	0
Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)	2014	10.17	9.90	0
	2013 1	10.00	10.17	0
Guggenheim VIF Floating Rate Strategies	2014	10.06	9.85	8,195
	20131	10.00	10.06	8,733
Guggenheim VIF Global Managed Futures Strategy	2014	9.99	10.71	8,734
	20131	10.00	9.99	0
Guggenheim VIF High Yield	2014	10.17	9.97	0
	20131	10.00	10.17	0
Guggenheim VIF Large Cap Value	2014	10.71	11.21	0
	20131	10.00	10.71	1,631
Guggenheim VIF Long Short Equity	2014	10.44	10.26	884
	20131	10.00	10.44	733
Guggenheim VIF Macro Opportunities	2014	10.11	10.18	2,869
	20131	10.00	10.11	0
Guggenheim VIF Managed Asset Allocation	2014	10.43	10.64	0
	20131	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2014	10.71	10.34	1,131
	20131	10.00	10.71	0
Guggenheim VIF Multi-Hedge Strategies	2014	9.79	9.80	0
	20131	10.00	9.79	0
Guggenheim VIF Small Cap Value	2014	10.92	10.30	0
	20131	10.00	10.92	0
Guggenheim VIF StylePlus Large Core	2014	10.90	12.04	0
	20131	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2014	11.14	12.27	0
	20131	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2014	11.06	11.96	0
	20131	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2014	11.19	11.64	0
	20131	10.00	11.19	0
Guggenheim VIF Total Return Bond	2014	10.04	10.38	0
	20131	10.00	10.04	0
Guggenheim VIF World Equity Income	2014	10.67	10.72	0
	20131	10.00	10.67	0
Ibbotson Aggressive Growth ETF Asset Allocation	2014	10.54	10.53	1,008
	20131	10.00	10.54	0
Ibbotson Balanced ETF Asset Allocation	2014	10.30	10.30	84,473
	20131	10.00	10.30	21,790
Ibbotson Conservative ETF Asset Allocation	2014	9.96	9.97	62,707
	20131	10.00	9.96	2,501
Ibbotson Growth ETF Asset Allocation	2014	10.47	10.48	18,868
	20131	10.00	10.47	8,102

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ibbotson Income and Growth ETF Asset Allocation	2014	10.15	10.02	0
	20131	10.00	10.15	0
Invesco V.I. American Franchise	2014	11.85	12.26	0
	20131	10.00	11.85	0
Invesco V.I. American Value	2014	10.79	11.30	2,526
	20131	10.00	10.79	1,081
Invesco V.I. Balanced-Risk Allocation	2014 2	10.00	10.00	0
Invesco V.I. Comstock	2014	10.77	11.24	0
	20131	10.00	10.77	0
Invesco V.I. Core Equity	2014	10.71	11.05	0
	20131	10.00	10.71	0
Invesco V.I. Equity and Income	2014	10.43	10.85	1,205
	20131	10.00	10.43	0
Invesco V.I. Global Core Equity	2014	10.76	10.34	786
	20131	10.00	10.76	0
Invesco V.I. Global Health Care	2014	11.00	12.56	0
	20131	10.00	11.00	0
Invesco V.I. Global Real Estate	2014	9.54	10.43	0
	20131	10.00	9.54	0
Invesco V.I. Government Securities	2014	9.76	9.70	841
	20131	10.00	9.76	0
Invesco V.I. Growth and Income	2014	10.59	11.14	0
	20131	10.00	10.59	0
Invesco V.I. High Yield	2014	10.21	9.92	0
	20131	10.00	10.21	0
Invesco V.I. International Growth	2014	11.04	10.56	1,166
	20131	10.00	11.04	977
Invesco V.I. Managed Volatility	2014	9.63	11.08	0
	20131	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2014	10.67	10.63	0
	20131	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2014	11.14	11.48	0
	20131	10.00	11.14	0
Invesco V.I. S&P 500 Index	2014	10.83	11.70	0
	20131	10.00	10.83	0
Invesco V.I. Small Cap Equity	2014	11.02	10.76	0
	20131	10.00	11.02	0
Ivy Funds VIP Asset Strategy	2014	11.30	10.24	797
	20131	10.00	11.30	328
Ivy Funds VIP Balanced	2014	10.72	11.03	0
	20131	10.00	10.72	0
Ivy Funds VIP Core Equity	2014	11.17	11.72	0
	20131	10.00	11.17	0
Ivy Funds VIP Dividend Opportunities	2014	10.90	11.45	0
	20131	10.00	10.90	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Energy	2014	10.71	9.16	2,038
	20131	10.00	10.71	0
Ivy Funds VIP Global Bond	2014	10.04	9.61	0
	20131	10.00	10.04	0
Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)	2014	11.05	10.67	0
	2013 1	10.00	11.05	0
Ivy Funds VIP Global Natural Resources	2014 2	10.00	7.84	0
Ivy Funds VIP Growth	2014	11.58	12.38	0
	20131	10.00	11.58	0
Ivy Funds VIP High Income	2014	10.28	10.02	5,262
	20131	10.00	10.28	0
Ivy Funds VIP International Core Equity	2014	11.22	10.89	0
	20131	10.00	11.22	0
Ivy Funds VIP Limited-Term Bond	2014	9.84	9.50	0
	20131	10.00	9.84	0
Ivy Funds VIP Mid Cap Growth	2014	10.94	11.28	0
	20131	10.00	10.94	0
Ivy Funds VIP Real Estate Securities	2014	9.14	11.38	0
	20131	10.00	9.14	0
Ivy Funds VIP Science and Technology	2014	12.00	11.81	3,123
	20131	10.00	12.00	1,017
Ivy Funds VIP Small Cap Growth	2014	11.45	11.12	0
	20131	10.00	11.45	0
Ivy Funds VIP Small Cap Value	2014	10.70	10.96	512
	20131	10.00	10.70	0
Ivy Funds VIP Value	2014	10.83	11.49	4,606
	20131	10.00	10.83	0
Janus Aspen Enterprise	2014	10.87	11.67	0
	20131	10.00	10.87	0
Janus Aspen Forty	2014	11.30	11.72	3,338
	20131	10.00	11.30	0
Janus Aspen Janus Portfolio	2014	11.01	11.87	1,022
	20131	10.00	11.01	0
Janus Aspen Overseas	2014	10.99	9.24	830
	20131	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2014	10.51	10.90	0
	20131	10.00	10.51	0
JPMorgan Insurance Trust Core Bond Portfolio	2014	9.80	9.82	0
	20131	10.00	9.80	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2014	11.08	12.24	1,989
	20131	10.00	11.08	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2014	11.08	11.59	0
	20131	10.00	11.08	0
JPMorgan Insurance Trust US Equity Portfolio	2014	11.03	11.98	0
	20131	10.00	11.03	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Bond-Debenture VC	2014	10.21	10.19	2,414
	20131	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2014	10.71	11.42	0
	20131	10.00	10.71	0
Lord Abbett Series Classic Stock VC	2014	10.85	11.32	0
	20131	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2014	11.47	11.38	0
	20131	10.00	11.47	0
Lord Abbett Series Fundamental Equity VC	2014	10.81	11.08	0
	20131	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2014	10.83	11.15	3,049
	20131	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2014	11.12	11.28	0
	20131	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2014	10.68	11.39	0
	20131	10.00	10.68	0
Lord Abbett Series Total Return VC	2014	9.90	10.04	0
	20131	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2014	10.98	11.44	0
	20131	10.00	10.98	0
MFS® VIT Emerging Markets Equity	2014	10.19	9.07	0
	20131	10.00	10.19	0
MFS ® VIT Global Tactical Allocation	2014 2	10.00	9.88	0
MFS® VIT High Yield	2014	10.18	9.98	0
	20131	10.00	10.18	0
MFS ® VIT II MA Investors Growth Stock (formerly MFS ® VIT Investors Growth Stock)	2014	10.96	11.65	0
	20131	10.00	10.96	0
MFS ® VIT II Research International (formerly MFS ® VIT Research International)	2014	10.72	9.53
	2013 1	10.00	10.72	0
MFS ® VIT International Value	2014 2	10.00	9.59
MFS® VIT Investors Trust	2014	10.92	11.56	0
	20131	10.00	10.92	0
MFS® VIT New Discovery	2014	11.19	9.90	2,583
	20131	10.00	11.19	0
MFS® VIT Research	2014	10.80	11.35	0
	20131	10.00	10.80	0
MFS® VIT Total Return	2014	10.43	10.80	0
	20131	10.00	10.43	0
MFS ® VIT Total Return Bond (formerly MFS ® VIT Research Bond)	2014	9.89	9.99	0
	2013 1	10.00	9.89	0
MFS® VIT Utilities	2014	10.39	11.17	0
	20131	10.00	10.39	0
Morgan Stanley UIF Emerging Markets Debt	2014	9.82	9.66	0
	20131	10.00	9.82	0
Morgan Stanley UIF Emerging Markets Equity	2014	10.12	9.24	0
	20131	10.00	10.12	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Neuberger Berman AMT Guardian	2014	11.14	11.62	2,052
	20131	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2014	10.97	11.55	0
	20131	10.00	10.97	0
Oppenheimer Global Fund/VA	2014	10.96	10.70	0
	20131	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2014	9.93	9.73	0
	20131	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2014	10.98	9.75	4,923
	20131	10.00	10.98	1,626
Oppenheimer Main Street Small Cap Fund®/VA	2014	11.01	11.76	1,688
	20131	10.00	11.01	1,408
PIMCO VIT All Asset	2014	10.02	9.63	0
	20131	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2014	9.52	7.41	0
	20131	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2014	9.86	9.57	1,587
	20131	10.00	9.86	1,162
PIMCO VIT Foreign Bond (Unhedged)	2014	9.98	9.57	0
	20131	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2014	9.76	9.54	351
	20131	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2014 2	10.00	9.96	0
PIMCO VIT High Yield	2014	10.14	10.01	340
	20131	10.00	10.14	0
PIMCO VIT Low Duration	2014	9.91	9.54	710
	20131	10.00	9.91	9,924
PIMCO VIT Real Return	2014	9.61	9.46	3,468
	20131	10.00	9.61	2,293
PIMCO VIT Short-Term	2014	9.84	9.47	0
	20131	10.00	9.84	0
PIMCO VIT Total Return	2014	9.86	9.82	16,433
	20131	10.00	9.86	0
Pioneer Bond VCT	2014	9.94	10.05	0
	20131	10.00	9.94	0
Pioneer Emerging Markets VCT	2014	10.84	9.04	0
	20131	10.00	10.84	0
Pioneer Equity Income VCT	2014	10.60	11.43	0
	20131	10.00	10.60	0
Pioneer High Yield VCT	2014	10.25	9.77	0
	20131	10.00	10.25	0
Pioneer Real Estate Shares VCT	2014	9.07	11.32	0
	20131	10.00	9.07	0
Pioneer Strategic Income VCT	2014	9.92	9.83	0
	20131	10.00	9.92	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Power Income VIT	2014	9.97	9.43	1,253
	20131	10.00	9.97	758
Probabilities Fund	2014	9.93	9.95	1,744
	20131	10.00	9.93	1,587
Putnam VT Absolute Return 500	2014	9.91	9.84	0
	20131	10.00	9.91	0
Putnam VT Capital Opportunities	2014	10.93	11.20	0
	20131	10.00	10.93	0
Putnam VT Diversified Income	2014	10.20	9.79	0
	20131	10.00	10.20	0
Putnam VT Equity Income	2014	10.71	11.54	1,488
	20131	10.00	10.71	1,091
Putnam VT Global Asset Allocation	2014	10.60	11.10	0
	20131	10.00	10.60	0
Putnam VT Growth Opportunities	2014	11.38	12.40	0
	20131	10.00	11.38	0
Putnam VT High Yield	2014	10.23	9.94	0
	20131	10.00	10.23	0
Putnam VT Income	2014	10.05	10.23	1,767
	20131	10.00	10.05	0
Putnam VT Investors	2014	11.02	12.00	0
	20131	10.00	11.02	0
Putnam VT Voyager	2014	11.81	12.39	0
	20131	10.00	11.81	0
Rydex VIF Banking	2014	10.74	10.62	0
	20131	10.00	10.74	0
Rydex VIF Basic Materials	2014	10.87	10.21	0
	20131	10.00	10.87	0
Rydex VIF Biotechnology	2014	10.82	13.73	2,725
	20131	10.00	10.82	0
Rydex VIF Commodities Strategy	2014	9.59	6.05	0
	20131	10.00	9.59	0
Rydex VIF Consumer Products	2014	10.30	11.10	1,805
	20131	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2014	11.31	12.64	7,631
	20131	10.00	11.31	0
Rydex VIF Electronics	2014	10.79	12.77	0
	20131	10.00	10.79	0
Rydex VIF Energy	2014	10.69	8.32	0
	20131	10.00	10.69	0
Rydex VIF Energy Services	2014	10.35	6.99	0
	20131	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2014	11.51	9.64	0
	20131	10.00	11.51	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Financial Services	2014	10.39	11.19	4,334
	20131	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2014	9.23	11.89	0
	20131	10.00	9.23	0
Rydex VIF Health Care	2014	10.99	13.11	0
	20131	10.00	10.99	0
Rydex VIF Internet	2014	12.07	11.77	0
	20131	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2014	8.14	6.09	0
	20131	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2014	10.20	7.32	0
	20131	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2014	8.76	7.41	0
	20131	10.00	8.76	0
Rydex VIF Inverse NASDAQ-100® Strategy	2014	8.23	6.40	0
	20131	10.00	8.23	0
Rydex VIF Inverse Russell 2000® Strategy	2014	8.57	7.47	0
	20131	10.00	8.57	0
Rydex VIF Inverse S&P 500 Strategy	2014	8.72	7.13	0
	20131	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2014	10.45	8.45	0
	20131	10.00	10.45	0
Rydex VIF Leisure	2014	11.19	11.51	0
	20131	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2014	11.20	11.99	5,381
	20131	10.00	11.20	0
Rydex VIF NASDAQ-100®	2014	11.39	12.80	7,369
	20131	10.00	11.39	4,31 8
Rydex VIF NASDAQ-100® 2x Strategy	2014	13.25	17.31	2,827
	20131	10.00	13.25	0
Rydex VIF Nova	2014	11.33	12.85	0
	20131	10.00	11.33	0
Rydex VIF Precious Metals	2014	9.35	7.39	0
	20131	10.00	9.35	0
Rydex VIF Real Estate	2014	9.30	10.76	12,889
	20131	10.00	9.30	812
Rydex VIF Retailing	2014	10.66	11.08	1,887
	20131	10.00	10.66	0
Rydex VIF Russell 2000® 1.5x Strategy	2014	11.46	11.43	0
	20131	10.00	11.46	0
Rydex VIF Russell 2000® 2x Strategy	2014	12.12	12.19	0
	20131	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2014	11.85	14.13	6,798
	20131	10.00	11.85	2,157
Rydex VIF S&P 500 Pure Growth	2014	11.20	12.04	4,695
	20131	10.00	11.20	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 Pure Value	2014	11.36	12.06	0
	20131	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2014	11.21	10.56	0
	20131	10.00	11.21	0
Rydex VIF S&P MidCap 400 Pure Value	2014	10.86	11.08	0
	20131	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2014	11.36	10.87	1,399
	20131	10.00	11.36	4,334
Rydex VIF S&P SmallCap 600 Pure Value	2014	11.11	10.76	0
	20131	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2014	8.94	10.51	0
	20131	10.00	8.94	0
Rydex VIF Technology	2014	11.45	12.08	1,672
	20131	10.00	11.45	0
Rydex VIF Telecommunications	2014	10.63	10.43	0
	20131	10.00	10.63	0
Rydex VIF Transportation	2014	11.40	13.39	0
	20131	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2014	9.78	9.36	53,769
	20131	10.00	9.78	30,341
Rydex VIF Utilities	2014	9.65	11.35	8,614
	20131	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2014	10.45	7.80	0
	20131	10.00	10.45	0
SEI VP Balanced Strategy	2014 2	10.00	9.86	0
SEI VP Conservative Strategy	2014 2	10.00	9.82	4,061
SEI VP Defensive Strategy	2014 2	10.00	9.74	0
SEI VP Market Growth Strategy	2014 2	10.00	9.88	824
SEI VP Market Plus Strategy	2014 2	10.00	9.96	0
SEI VP Moderate Strategy	2014 2	10.00	9.93	0
T. Rowe Price Blue Chip Growth	2014	11.63	12.11	0
	20131	10.00	11.63	4,280
T. Rowe Price Equity Income	2014	10.64	10.90	0
	20131	10.00	10.64	0
T. Rowe Price Health Sciences	2014	11.37	14.27	11,148
	20131	10.00	11.37	0
T. Rowe Price Limited-Term Bond	2014	9.82	9.43	0
	20131	10.00	9.82	0
Templeton Developing Markets VIP Fund	2014	10.24	8.97	1,607
	20131	10.00	10.24	0
Templeton Foreign VIP Fund	2014	11.25	9.56	0
	20131	10.00	11.25	0
Templeton Global Bond VIP Fund	2014	10.03	9.77	10,317
	20131	10.00	10.03	753

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Templeton Growth VIP Fund	2014	11.22	10.43	0
	20131	10.00	11.22	0
Third Avenue Value	2014	10.37	10.36	0
	20131	10.00	10.37	0
Transparent Value Directional Allocation VI	2014 3	10.00	9.36	0
Van Eck VIP Global Gold	2014	8.76	7.87	0
	20131	10.00	8.76	0
Van Eck VIP Global Hard Assets	2014	10.89	8.40	0
	20131	10.00	10.89	0
Virtus International Series	2014	10.31	9.47	0
	20131	10.00	10.31	0
Virtus Multi-Sector Fixed Income Series	2014	10.05	9.80	0
	20131	10.00	10.05	0
Virtus Premium AlphaSector™ Series	2014	10.75	10.51	1,303
	20131	10.00	10.75	0
Virtus Real Estate Securities Series	2014	9.05	11.39	2,541
	20131	10.00	9.05	0
Virtus Small-Cap Growth Series	2014 2	10.00	11.21	0
Virtus Strategic Allocation Series	2014	10.65	10.95	0
	20131	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2014	10.76	11.15	0
	20131	10.00	10.76	0
VY Clarion Global Real Estate Portfolio	2014	9.67	10.51	0
	20131	10.00	9.67	0
VY Clarion Real Estate Portfolio	2014	9.13	11.33	0
	20131	10.00	9.13	0
Wells Fargo Advantage International Equity VT	2014	10.89	9.86	0
	20131	10.00	10.89	0
Wells Fargo Advantage Intrinsic Value VT	2014	10.72	11.31	0
	20131	10.00	10.72	0
Wells Fargo Advantage Omega Growth VT	2014	11.52	11.45	5,954
	20131	10.00	11.52	4,611
Wells Fargo Advantage Opportunity VT	2014	10.81	11.42	0
	20131	10.00	10.81	0
Wells Fargo Advantage Small Cap Value VT	2014	10.29	10.28	0
	20131	10.00	10.29	0
Western Asset Variable Global High Yield Bond	2014	10.19	9.60	0
	20131	10.00	10.19	0
1    For the period July 15, 2013 (date of inception) through December 31, 2013.
2    For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.
3    For the period July 1, 2014 (the date first publicly offered) through December 31, 2014.

A-13

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2015

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

V7013	32-70131-00 2015/05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

                                 Issued By:
First Security Benefit Life Insurance
   and Annuity Company of New York
800 Westchester Avenue, Suite 641 N
Rye Brook, New York 10573

After July 1, 2015
350 Park Avenue, 14 th Floor
New York, NY 10022

1-800-350-4570
Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7TwelveTM Balanced Portfolio

•	AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)

•	AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)

•	AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)

•	AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Value

•	American Funds IS® Asset Allocation

•	American Funds IS® Blue Chip Income and Growth

•	American Funds IS® Global Bond

•	American Funds IS® Global Growth

•	American Funds IS® Global Growth and Income

•	American Funds IS® Global Small Capitalization

•	American Funds IS® Growth

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2015

V7013	Protected by U.S. Patent No. 7,251,623 B1.	32-70131-00 2015/05/01

•	American Funds IS® Growth-Income

•	American Funds IS® International

•	American Funds IS® International Growth and Income

•	American Funds IS® Mortgage

•	American Funds IS® New World

•	American Funds IS® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)

•	Deutsche Core Equity VIP (formerly DWS Core Equity VIP)

•	Deutsche Global Growth VIP (formerly DWS Global Growth VIP)

•	Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)

•	Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities)

•	Deutsche High Income VIP (formerly DWS High Income VIP)

•	Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)

•	Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP)

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund

•	Franklin Growth and Income VIP Fund

•	Franklin High Income VIP Fund

•	Franklin Income VIP Fund

•	Franklin Large Cap Growth VIP Fund

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Mutual Shares VIP Fund

•	Franklin Rising Dividends VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Small-Mid Cap Growth VIP Fund

•	Franklin Strategic Income VIP Fund

•	Franklin U.S. Government Securities VIP Fund

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)

•	Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation)

•	Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Invesco V.I. American Franchise

2

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS® VIT Global Tactical Allocation

MFS® VIT High Yield

•	MFS ® VIT II MA Investors Growth Stock (formerly MFS ® VIT Investors Growth Stock)

•	MFS ® VIT II Research International (formerly MFS ® VIT Research International)

•	MFS® VIT International Value

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Total Return

•	MFS ® VIT Total Return Bond (formerly MFS ® VIT Research Bond)

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration2

•	PIMCO VIT Real Return2

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return2

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

3

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund

•	Templeton Foreign VIP Fund

•	Templeton Global Bond VIP Fund

•	Templeton Growth VIP Fund

•	Third Avenue Value

•	Transparent Value Directional Allocation VI

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSectorTM Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio

•	VY Clarion Global Real Estate Portfolio

•	VY Clarion Real Estate Portfolio

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

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2
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 201 5 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page [INSERT PAGE NUMBER] of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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APPENDIX A – Condensed Financial Information

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

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Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.

•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule, although a mortality and expense risk charge may apply during the Annuity Period.

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.

If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

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The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

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If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.

Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

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•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

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Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)1	5%
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge2	0.00%	0.20%
Annual Administration Charge3	0.65%	0.65%
Maximum Annual Charge for Optional Riders4	0.50%	0.50%
Total Separate Account Annual Expenses	1.15%	1.35%
1    You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

2    Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge; if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”

3    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

4    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 0.50% annually.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider1	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

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The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.25%	27.41%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.25%	1.27%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2014, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2014.

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$2,911	$6,055	$7,930	$9,966
If you do not surrender or you annuitize your Contract	$2,520	$5,918	$7,903	$9,966
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$2,534	$5,940	$7,919	$9,959

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$602	$739	$866	$1,680
If you do not surrender or you annuitize your Contract	$143	$443	$766	$1,680
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$163	$505	$871	$1,900

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On

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September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings , which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the

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investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case   if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these   hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because   the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing   well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund

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(sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the

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Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit provided by rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One

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Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:

•	any uncollected premium tax; and

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•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.

There are several important points for you to consider before purchasing this rider:

•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
If you elect this rider, you must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”

What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.

We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2.	Contract Value immediately prior to the withdrawal.

How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:

•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

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•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

What this all means is:

•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.

Sometimes the Purchase Payment is not preceded by or accompanied by a complete application.  The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to comp l ete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment.  Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

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If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost

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averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other

23

Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners or Participants.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled

24

“Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond, Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund,  Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified , Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond , Ivy Funds VIP Global Growth Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT II MA Investors Growth Stock, MFS ® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS ® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Transparent Value Directional Allocation VI	30 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSectorTM Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that

28

obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim , Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer

29

activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation

30

of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off” time). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit

31

Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. . If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

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Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of

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the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name

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a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.

You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be

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imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a

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higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit1	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if

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any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value.   See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually , for  the variable annuity .

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus

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any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment

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due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that

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the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

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Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Cyber Security   — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty

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tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than

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70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond

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the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein.

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An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

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If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2015). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $183,000 and $193,000 in 2015. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

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In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $116,000 to $131,000 in adjusted gross income for 2015 ($183,000 to $193,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 401, 403(b), governmental 457 plan or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)).

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Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

A 401, 403(b) or governmental 457plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,430,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in

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corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccounts — The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value  on the effective dates listed below . Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date , however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.

If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold your Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved .

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to Contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Total Return Subaccount – Administrative Class, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Total Return. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date . If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you

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request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Neuberger Berman AMT Large Cap Value	April 4, 2011
PIMCO VIT Low Duration Subaccount – Administrative Class	April 4, 2011
PIMCO VIT Real Return Subaccount – Administrative Class	April 4, 2011
PIMCO VIT Total Return Subaccount – Administrative Class	April 4, 2011

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial with-

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drawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract

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(collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2014, 2013, and 2012, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $6,095.81, $39,008.65, and $90,774.71, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract.

Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide

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Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until July 26, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31,

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2014, and for each of the specified periods ended December 31, 2014 and 2013, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AB
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Inv. Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc. and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc.
Fidelity ® VIP Mid Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMIM

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. Inc.
Probabilities Fund	2	Seeks capital appreciation.	Co-Advised by: Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	The Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care		Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

71

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy		Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®		Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

72

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate		Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments

73

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments

74

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM (the "Directional Allocation Index").	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC

75

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	Seeks high total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Premium AlphaSector™ Series	A	Seeks long-term capital appreciation.	Virtus Inv. Advisers, Inc.	F-Squared Investments
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Inv. Advisers, Inc.	Kanye Anderson Rudnick
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., Inc.
Wells Fargo Advantage Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. and Western Asset Mgmt. Co. Ltd.

76

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2014.

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2014	10.19	9.81	0	10.20	9.85	0
	20134	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)	2014 5	10.00	10.03	0	10.00	10.04	0
AB VPS Global Thematic Growth (formerly AllianceBernstein VPS Global Thematic Growth)	2014	11.40	11.54	0	11.42	11.59	0
	2013 3	10.00	11.40	0	10.00	11.42	0
AB VPS Growth and Income (formerly AllianceBernstein VPS Growth and Income)	2014	12.26	12.95	0	12.29	13.00	0
	2013 3	10.00	12.26	0	10.00	12.29	0
AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)	2014	12.28	12.93	0	12.30	12.98	0
	2013 3	10.00	12.28	1,011	10.00	12.30	0
Adaptive Allocation Portfolio	2014	9.93	9.46	0	9.95	9.50	0
	20133	10.00	9.93	0	10.00	9.95	0
Alger Capital Appreciation	2014	13.36	14.65	0	13.44	14.76	0
	2013	10.26	13.36	10,284	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	20112	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2014	12.57	13.43	0	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	20112	10.00	9.15	0	10.00	9.17	0
ALPS/Alerian Energy Infrastructure	2014	10.64	11.50	8,216	10.65	11.54	0
	20134	10.00	10.64	0	10.00	10.65	0
American Century VP Income & Growth	2014	13.63	14.79	8,820	13.71	14.90	0
	2013	10.41	13.63	7,772	10.45	13.71	0
	2012	9.42	10.41	6,586	9.43	10.45	0
	20112	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2014	8.96	8.95	0	8.98	8.98	0
	20133	10.00	8.96	0	10.00	8.98	0
American Century VP International	2014	11.28	10.28	0	11.34	10.36	0
	2013	9.55	11.28	0	9.59	11.34	0
	2012	8.17	9.55	0	8.18	9.59	0
	20112	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2014	12.92	14.51	8,288	13.00	14.62	0
	2013	10.30	12.92	6,406	10.33	13.00	0
	2012	9.17	10.30	377	9.19	10.33	0
	20112	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2014	13.10	14.29	0	13.17	14.40	0
	2013	10.31	13.10	0	10.35	13.17	0
	2012	9.32	10.31	0	9.33	10.35	0
	20112	10.00	9.32	0	10.00	9.33	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Funds IS ® Asset Allocation	2014 5	10.00	10.18	0	10.00	10.20	0
American Funds IS ® Blue Chip Income and Growth	2014 5	10.00	10.84	543	10.00	10.85	0
American Funds IS ® Global Bond	2014 5	10.00	9.49	0	10.00	9.51	0
American Funds IS ® Global Growth	2014 5	10.00	10.16	0	10.00	10.17	0
American Funds IS ® Global Growth and Income	2014 5	10.00	10.04	0	10.00	10.05	0
American Funds IS ® Global Small Capitalization	2014 5	10.00	9.91	0	10.00	9.93	0
American Funds IS ® Growth	2014 5	10.00	10.62	3,063	10.00	10.63	0
American Funds IS ® Growth-Income	2014 5	10.00	10.61	0	10.00	10.63	0
American Funds IS ® International	2014 5	10.00	9.42	0	10.00	9.44	0
American Funds IS ® International Growth and Income	2014 5	10.00	9.15	0	10.00	9.16	0
American Funds IS ® Mortgage	2014 5	10.00	9.98	0	10.00	9.99	0
American Funds IS ® New World	2014 5	10.00	9.04	0	10.00	9.06	0
American Funds IS ® U.S. Government/AAA-Rated Securities	2014 5	10.00	9.96	0	10.00	9.97	0
BlackRock Basic Value V.I.	2014	12.92	13.68	0	12.99	13.78	0
	2013	9.71	12.92	0	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	20112	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2014	11.97	12.56	0	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	20112	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2014	12.38	13.04	0	12.44	13.14	0
	2013	10.32	12.38	0	10.36	12.44	0
	2012	9.55	10.32	0	9.56	10.36	0
	20112	10.00	9.55	0	10.00	9.56	0
BlackRock Global Allocation V.I.	2014	10.61	10.45	8,086	10.67	10.53	0
	2013	9.60	10.61	7,762	9.63	10.67	0
	2012	9.04	9.60	6,842	9.05	9.63	0
	20112	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	2014	11.41	10.54	0	11.47	10.62	0
	2013	9.12	11.41	0	9.15	11.47	0
	2012	8.26	9.12	0	8.27	9.15	0
	20112	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2014	10.41	10.31	29,878	10.43	10.35	0
	20133	10.00	10.41	10,460	10.00	10.43	0
BlackRock Large Cap Core V.I.	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	20112	10.00	9.07	0	10.00	9.08	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Large Cap Growth V.I.	2014	12.93	14.24	0	13.00	14.35	0
	2013	10.02	12.93	0	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	20112	10.00	9.04	0	10.00	9.05	0
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)	2014	12.81	13.95	0	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011 2	10.00	8.85	0	10.00	8.86	0
Deutsche Core Equity VIP (formerly DWS Capital Growth VIP)	2014	13.18	14.20	0	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011 2	10.00	8.93	0	10.00	8.94	0
Deutsche Global Growth VIP (formerly DWS Global Growth VIP)	2014	10.55	10.17	0	10.61	10.25	790
	2013	8.98	10.55	0	9.01	10.61	767
	2012	7.87	8.98	0	7.88	9.01	0
	2011 2	10.00	7.87	0	10.00	7.88	0
Deutsche Global Small Cap VIP (formerly DWS Global Small Cap VIP)	2014	12.31	11.38	729	12.38	11.47	0
	2013	9.39	12.31	708	9.43	12.38	0
	2012	8.46	9.39	0	8.47	9.43	0
	2011 2	10.00	8.46	0	10.00	8.47	0
Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP)	2014	9.56	9.69	1,251	9.61	9.76	0
	2013	10.23	9.56	5,490	10.26	9.61	0
	2012	10.33	10.23	5,423	10.35	10.26	0
	2011 2	10.00	10.33	0	10.00	10.35	0
Deutsche High Income VIP (formerly DWS High Income VIP)	2014	10.26	10.03	0	10.28	10.07	0
	2013 3	10.00	10.26	0	10.00	10.28	0
Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP)	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	0	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011 2	10.00	9.18	0	10.00	9.20	0
Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value)	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	0	9.22	12.02	0
	2012	8.39	9.19	0	8.40	9.22	0
	2011 2	10.00	8.39	0	10.00	8.40	0
Dimensional VA Global Bond Portfolio	2014	9.66	9.57	18,516	9.68	9.60	0
	20133	10.00	9.66	17,532	10.00	9.68	0
Dimensional VA International Small Portfolio	2014	11.67	10.58	13,017	11.69	10.62	0
	20133	10.00	11.67	11,253	10.00	11.69	0
Dimensional VA International Value Portfolio	2014	11.14	9.95	8,107	11.16	9.99	0
	20133	10.00	11.14	3,814	10.00	11.16	0
Dimensional VA Short-Term Fixed Portfolio	2014	9.67	9.32	4,771	9.69	9.35	0
	20133	10.00	9.67	2,612	10.00	9.69	0
Dimensional VA U.S. Large Value Portfolio	2014	12.52	13.14	33,188	12.54	13.19	0
	20133	10.00	12.52	9,246	10.00	12.54	0
Dimensional VA U.S. Targeted Value Portfolio	2014	12.94	12.91	2,250	12.97	12.96	0
	20133	10.00	12.94	5,650	10.00	12.97	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Direxion Dynamic VP HY Bond	2014	9.35	9.02	0	9.48	9.17	0
	2013	9.31	9.35	0	9.42	9.48	0
	2012	8.83	9.31	0	8.92	9.42	0
	2011	8.71	8.83	32,614	8.78	8.92	0
	2010	8.67	8.71	88,104	8.72	8.78	0
	2009	8.17	8.67	84,619	8.21	8.72	0
	2008	9.40	8.17	95,344	9.42	8.21	0
	2007	10.00	9.40	0	10.00	9.42	0
Direxion VP Indexed Commodity Strategy	2014 5	10.00	9.04	0	10.00	9.06	0
Direxion VP Indexed Managed Futures Strategy	2014 5	10.00	11.19	0	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2014	12.75	12.95	4,904	12.77	13.00	0
	20133	10.00	12.75	5,650	10.00	12.77	0
Dreyfus IP Technology Growth	2014	12.13	12.50	0	12.16	12.54	0
	20133	10.00	12.13	0	10.00	12.16	0
Dreyfus Stock Index	2014	12.02	13.13	0	12.04	13.18	0
	20133	10.00	12.02	0	10.00	12.04	0
Dreyfus VIF Appreciation	2014	11.11	11.57	0	11.13	11.62	0
	20133	10.00	11.11	0	10.00	11.13	0
Dreyfus VIF International Value	2014	7.80	6.81	0	7.91	6.92	0
	20133	10.00	7.80	0	10.00	7.91	0
Eaton Vance VT Floating-Rate Income	2014 5	10.00	9.77	2,117	10.00	9.78	0
Eaton Vance VT Large-Cap Value	2014 5	10.00	10.46	0	10.00	10.47	0
Federated Fund for U.S. Government Securities II	2014	10.27	10.38	10,108	10.41	10.54	0
	20133	10.00	10.27	0	10.00	10.41	0
Federated High Income Bond II	2014	13.30	13.16	7,072	13.49	13.38	0
	2013	12.90	13.30	12,276	13.06	13.49	0
	2012	11.68	12.90	0	11.80	13.06	0
	2011	11.53	11.68	296	11.62	11.80	0
	2010	10.43	11.53	292	10.49	11.62	0
	2009	7.08	10.43	701	7.11	10.49	0
	2008	9.92	7.08	311	9.94	7.11	0
	2007	10.00	9.92	0	10.00	9.94	0
Fidelity® VIP Balanced	2014	11.38	12.10	1,101	11.44	12.19	0
	2013	9.88	11.38	0	9.91	11.44	0
	2012	8.90	9.88	0	8.92	9.91	0
	20112	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2014	12.17	13.13	36,817	12.34	13.34	0
	2013	9.62	12.17	7,074	9.74	12.34	0
	2012	8.58	9.62	3,684	8.66	9.74	0
	2011	9.13	8.58	0	9.20	8.66	0
	2010	8.08	9.13	0	8.13	9.20	0
	2009	6.18	8.08	0	6.20	8.13	0
	2008	11.15	6.18	0	11.18	6.20	0
	2007	10.00	11.15	0	10.00	11.18	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Disciplined Small Cap	2014	13.49	13.68	838	13.57	13.78	0
	2013	10.12	13.49	813	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	20112	10.00	8.84	0	10.00	8.85	0
Fidelity® VIP Emerging Markets	2014	9.89	9.66	3,312	9.91	9.70	0
	20133	10.00	9.89	1,847	10.00	9.91	0
Fidelity® VIP Growth & Income	2014	13.79	14.69	3,350	13.87	14.80	1,839
	2013	10.71	13.79	0	10.75	13.87	1,784
	2012	9.38	10.71	0	9.39	10.75	0
	20112	10.00	9.38	0	10.00	9.39	0
Fidelity® VIP Growth Opportunities	2014	12.61	13.46	21,151	12.79	13.86	0
	20133	10.00	12.61	0	10.00	12.79	0
Fidelity® VIP High Income	2014	10.15	9.90	522	10.17	9.93	0
	20133	10.00	10.15	0	10.00	10.17	0
Fidelity® VIP Index 500	2014	11.57	12.67	43,632	11.74	12.87	0
	2013	9.08	11.57	39,920	9.19	11.74	0
	2012	8.13	9.08	14,778	8.21	9.19	0
	2011	8.27	8.13	0	8.33	8.21	0
	2010	7.46	8.27	0	7.50	8.33	0
	2009	6.11	7.46	0	6.14	7.50	0
	2008	10.07	6.11	0	10.09	6.14	0
	2007	10.00	10.07	0	10.00	10.09	0
Fidelity® VIP Investment-Grade Bond	2014	10.85	11.07	32,872	11.00	11.25	0
	2013	11.47	10.85	18,426	11.60	11.00	0
	2012	11.24	11.47	11,124	11.35	11.60	0
	2011	10.87	11.24	227	10.96	11.35	0
	2010	10.46	10.87	150	10.52	10.96	0
	2009	9.38	10.46	500	9.42	10.52	0
	2008	10.06	9.38	236	10.08	9.42	0
	2007	10.00	10.06	0	10.00	10.08	0
Fidelity® VIP Mid Cap	2014	12.02	12.31	14,784	12.09	12.41	0
	2013	9.16	12.02	22,941	9.19	12.09	0
	2012	8.27	9.16	7,980	8.29	9.19	0
	20112	10.00	8.27	0	10.00	8.29	0
Fidelity® VIP Overseas	2014	11.34	10.04	0	11.40	10.12	0
	2013	9.02	11.34	0	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	20112	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2014	10.91	13.68	8,593	10.97	13.78	1,616
	2013	11.11	10.91	7,696	11.15	10.97	1,593
	2012	9.72	11.11	3,300	9.74	11.15	1,569
	20112	10.00	9.72	0	10.00	9.74	0
Fidelity® VIP Strategic Income	2014	10.21	10.20	44,877	10.27	10.28	0
	2013	10.57	10.21	3,345	10.61	10.27	0
	2012	9.92	10.57	3,966	9.94	10.61	0
	20112	10.00	9.92	0	10.00	9.94	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Flex Cap Growth VIP Fund	2014	12.25	12.56	0	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund	2014	12.93	13.64	0	13.01	13.74	0
	2013	10.33	12.93	0	10.37	13.01	0
	2012	9.53	10.33	0	9.54	10.37	0
	20112	10.00	9.53	0	10.00	9.54	0
Franklin High Income VIP Fund	2014	11.37	10.98	2,148	11.44	11.07	0
	2013	10.92	11.37	0	10.96	11.44	0
	2012	9.78	10.92	0	9.80	10.96	0
	20112	10.00	9.78	0	10.00	9.80	0
Franklin Income VIP Fund	2014	11.32	11.44	824	11.38	11.52	0
	2013	10.28	11.32	800	10.32	11.38	0
	2012	9.45	10.28	0	9.46	10.32	0
	20112	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2014	12.41	13.48	0	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	20112	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2014	12.24	12.50	47,526	12.31	12.59	0
	2013	9.93	12.24	37,671	9.96	12.31	0
	2012	9.06	9.93	15,551	9.08	9.96	0
	20112	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2014	12.47	12.90	1,640	12.54	13.00	0
	2013	10.06	12.47	0	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	20112	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2014	13.37	14.05	7,043	13.45	14.15	0
	2013	10.67	13.37	6,435	10.71	13.45	0
	2012	9.87	10.67	1,091	9.88	10.71	0
	20112	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund	2014	13.16	12.78	9,883	13.23	12.88	0
	2013	10.00	13.16	5,027	10.03	13.23	0
	2012	8.74	10.00	0	8.75	10.03	0
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2014	23.33	24.23	0	23.57	24.53	0
	2013	17.48	23.33	0	17.62	23.57	0
	2012	16.32	17.48	0	16.42	17.62	0
	2011	17.75	16.32	0	17.83	16.42	0
	2010	14.40	17.75	0	14.43	17.83	0
	2009	10.38	14.40	0	10.38	14.43	0
	20081	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income VIP Fund	2014	10.58	10.41	4,072	10.63	10.49	0
	2013	10.60	10.58	3,411	10.63	10.63	0
	2012	9.73	10.60	0	9.74	10.63	0
	2011	10.00	9.73	0	10.00	9.74	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund	2014	9.54	9.53	0	9.60	9.60	0
	2013	10.11	9.54	0	10.14	9.60	0
	2012	10.27	10.11	0	10.28	10.14	0
	20112	10.00	10.27	0	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2014	12.92	13.87	1,319	13.00	13.98	0
	2013	10.12	12.92	0	10.16	13.00	0
	2012	8.77	10.12	0	8.78	10.16	0
	20112	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2014	9.99	9.64	56,874	10.04	9.71	0
	2013	10.30	9.99	35,103	10.33	10.04	0
	2012	10.37	10.30	0	10.39	10.33	0
	20112	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2014	12.64	13.75	0	12.71	13.86	0
	2013	9.84	12.64	0	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	0
	20112	10.00	8.58	0	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2014	12.51	13.69	771	12.58	13.80	0
	2013	9.77	12.51	0	9.80	12.58	0
	2012	8.56	9.77	0	8.57	9.80	0
	20112	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights)	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	20112	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2014	13.63	14.93	0	13.71	15.05	0
	2013	10.69	13.63	0	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	20112	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2014	11.14	9.93	0	11.20	10.01	0
	2013	9.32	11.14	0	9.35	11.20	0
	2012	7.98	9.32	0	7.99	9.35	0
	20112	10.00	7.98	0	10.00	7.99	0
Guggenheim VIF All Cap Value	2014	20.20	21.00	0	20.14	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	20081	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)	2014	10.48	10.48	20,589	10.63	10.65	0
	2013	8.79	10.48	0	8.89	10.63	0
	2012	8.00	8.79	0	8.08	8.89	0
	2011	8.93	8.00	13,299	9.00	8.08	0
	2010	8.03	8.93	8,894	8.08	9.00	0
	2009	5.96	8.03	4,550	5.99	8.08	0
	2008	10.84	5.96	6,549	10.86	5.99	0
	2007	10.00	10.84	0	10.00	10.86	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF CLS AdvisorOne Global Growth (formerly Guggenheim VIF CLS AdvisorOne Select Allocation)	2014	10.29	10.22	0	10.44	10.39	0
	2013	8.97	10.29	0	9.08	10.44	0
	2012	8.26	8.97	0	8.35	9.08	0
	2011	8.93	8.26	7,301	9.00	8.35	0
	2010	8.12	8.93	4,895	8.17	9.00	0
	2009	6.19	8.12	4,460	6.22	8.17	0
	2008	11.08	6.19	3,686	11.10	6.22	0
	2007	10.00	11.08	0	10.00	11.10	0
Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)	2014	9.61	9.45	3,126	9.75	9.60	0
	2013	9.03	9.61	0	9.14	9.75	0
	2012	8.44	9.03	0	8.52	9.14	0
	2011	8.76	8.44	1,466	8.83	8.52	0
	2010	8.17	8.76	981	8.22	8.83	0
	2009	6.90	8.17	4,266	6.92	8.22	0
	2008	10.21	6.90	1,099	10.23	6.92	0
	2007	10.00	10.21	0	10.00	10.23	0
Guggenheim VIF Floating Rate Strategies	2014	10.02	9.91	12,590	10.03	9.94	0
	20134	10.00	10.02	8,501	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2014	6.21	6.72	4,125	6.27	6.81	0
	2013	6.26	6.21	2,022	6.32	6.27	0
	2012	7.30	6.26	0	7.35	6.32	0
	2011	8.27	7.30	0	8.31	7.35	0
	2010	8.88	8.27	0	8.90	8.31	0
	2009	9.57	8.88	0	9.57	8.90	0
	20081	10.00	9.57	0	10.00	9.57	0
Guggenheim VIF High Yield	2014	10.80	10.70	2,965	10.86	10.78	0
	2013	10.41	10.80	1,700	10.45	10.86	0
	2012	9.38	10.41	8,339	9.40	10.45	0
	20112	10.00	9.38	0	10.00	9.40	0
Guggenheim VIF Large Cap Value	2014	18.64	19.72	0	18.83	19.96	1,507
	2013	14.62	18.64	0	14.74	18.83	1,462
	2012	13.09	14.62	0	13.18	14.74	0
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	0	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	20081	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity	2014	9.20	9.13	5,582	9.33	9.28	0
	2013	8.10	9.20	2,569	8.20	9.33	0
	2012	8.03	8.10	0	8.11	8.20	0
	2011	8.90	8.03	0	8.97	8.11	0
	2010	8.28	8.90	0	8.33	8.97	0
	2009	6.74	8.28	0	6.76	8.33	0
	2008	11.76	6.74	130	11.78	6.76	0
	2007	10.00	11.76	0	10.00	11.78	0
Guggenheim VIF Macro Opportunities	2014	9.87	10.04	0	9.88	10.07	0
	20134	10.00	9.87	0	10.00	9.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Managed Asset Allocation	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	20112	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2014	22.86	22.29	0	23.10	22.56	611
	2013	17.75	22.86	0	17.90	23.10	593
	2012	15.69	17.75	0	16.28	17.90	0
	2011	17.55	15.69	0	17.63	16.28	0
	2010	15.42	17.55	0	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	20081	10.00	11.09	0	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2014	7.32	7.40	21,458	7.42	7.52	0
	2013	7.45	7.32	3,040	7.54	7.42	0
	2012	7.55	7.45	0	7.62	7.54	0
	2011	7.56	7.55	0	7.62	7.62	0
	2010	7.37	7.56	0	7.41	7.62	0
	2009	7.88	7.37	0	7.91	7.41	0
	2008	10.04	7.88	0	10.06	7.91	0
	2007	10.00	10.04	0	10.00	10.06	0
Guggenheim VIF Small Cap Value	2014	15.94	15.19	257	16.17	15.44	0
	2013	12.07	15.94	938	12.21	16.17	0
	2012	10.45	12.07	0	10.55	12.21	0
	2011	11.34	10.45	0	11.43	10.55	0
	2010	9.63	11.34	0	9.69	11.43	0
	2009	6.39	9.63	0	6.42	9.69	0
	2008	10.77	6.39	0	10.79	6.42	0
	2007	10.00	10.77	0	10.00	10.79	0
Guggenheim VIF StylePlus Large Core	2014	11.75	13.11	1,280	11.77	13.16	0
	20133	10.00	11.75	0	10.00	11.77	0
Guggenheim VIF StylePlus Large Growth	2014	11.53	12.84	1,938	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	0
	2012	8.70	9.31	0	8.72	9.34	0
	20112	10.00	8.70	0	10.00	8.72	0
Guggenheim VIF StylePlus Mid Growth	2014	22.82	24.92	424	23.05	25.23	0
	20133	10.00	22.82	0	10.00	23.05	0
Guggenheim VIF StylePlus Small Growth	2014	12.83	13.49	0	12.85	13.54	0
	20133	10.00	12.83	0	10.00	12.85	0
Guggenheim VIF Total Return Bond	2014	9.84	10.28	29,535	9.86	10.32	0
	20133	10.00	9.84	3,092	10.00	9.86	0
Guggenheim VIF World Equity Income	2014	8.52	8.65	0	8.64	8.79	0
	2013	7.40	8.52	3,690	7.49	8.64	0
	2012	6.57	7.40	0	6.63	7.49	0
	2011	8.07	6.57	0	8.14	6.63	0
	2010	7.22	8.07	0	7.27	8.14	0
	2009	6.25	7.22	0	6.27	7.27	0
	2008	10.49	6.25	0	10.51	6.27	0
	2007	10.00	10.49	0	10.00	10.51	0
Ibbotson Aggressive Growth ETF Asset Allocation	2014	10.95	11.06	0	10.97	11.10	0
	20133	10.00	10.95	0	10.00	10.97	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ibbotson Balanced ETF Asset Allocation	2014	10.52	10.62	34,846	10.54	10.66	0
	20133	10.00	10.52	0	10.00	10.54	0
Ibbotson Conservative ETF Asset Allocation	2014	9.87	9.80	40,046	9.88	9.83	0
	20133	10.00	9.87	0	10.00	9.88	0
Ibbotson Growth ETF Asset Allocation	2014	10.85	10.96	0	10.87	11.01	0
	20133	10.00	10.85	0	10.00	10.87	0
Ibbotson Income and Growth ETF Asset Allocation	2014	10.20	10.18	0	10.22	10.22	0
	20133	10.00	10.20	0	10.00	10.22	0
Invesco V.I. American Franchise	2014	12.63	10.62	0	12.70	10.80	0
	2013	9.35	12.63	0	9.38	12.70	0
	2012	8.54	9.35	0	8.55	9.38	0
	20112	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2014	13.19	13.95	0	13.26	14.05	0
	2013	10.19	13.19	0	10.23	13.26	0
	2012	9.01	10.19	0	9.02	10.23	0
	20112	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2014 5	10.00	10.07	943	10.00	10.08	0
Invesco V.I. Comstock	2014	13.47	14.20	7,186	13.55	14.31	0
	2013	10.28	13.47	6,270	10.32	13.55	0
	2012	8.95	10.28	0	8.96	10.32	0
	20112	10.00	8.95	0	10.00	8.96	0
Invesco V.I. Core Equity	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	20112	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2014	11.98	12.59	0	12.05	12.69	0
	2013	9.93	11.98	0	9.97	12.05	0
	2012	9.15	9.93	0	9.16	9.97	0
	20112	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2014	14.62	16.86	0	14.70	16.99	0
	2013	10.79	14.62	0	10.83	14.70	0
	2012	9.27	10.79	0	9.28	10.83	0
	20112	10.00	9.27	0	10.00	9.28	0
Invesco V.I. Global Real Estate	2014	10.81	11.94	7,264	10.87	12.03	0
	2013	10.92	10.81	6,465	10.96	10.87	0
	2012	8.84	10.92	0	8.86	10.96	0
	20112	10.00	8.84	0	10.00	8.86	0
Invesco V.I. Government Securities	2014	9.71	9.75	9,288	9.77	9.82	0
	2013	10.35	9.71	8,750	10.38	9.77	0
	2012	10.48	10.35	0	10.50	10.38	0
	20112	10.00	10.48	0	10.00	10.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Growth and Income	2014	12.82	13.62	0	12.89	13.73	0
	2013	9.92	12.82	0	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	20112	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2014	11.05	10.85	139	11.11	10.93	0
	2013	10.72	11.05	3,500	10.75	11.11	0
	2012	9.48	10.72	5,984	9.50	10.75	0
	20112	10.00	9.48	0	10.00	9.50	0
Invesco V.I. International Growth	2014	10.40	10.06	15,926	10.55	10.22	0
	2013	9.07	10.40	16,496	9.18	10.55	0
	2012	8.15	9.07	3,910	8.23	9.18	0
	2011	9.07	8.15	0	9.14	8.23	0
	2010	8.33	9.07	0	8.38	9.14	0
	2009	6.39	8.33	0	6.42	8.38	0
	2008	11.13	6.39	0	11.15	6.42	0
	2007	10.00	11.13	0	10.00	11.15	0
Invesco V.I. Managed Volatility	2014	11.48	13.34	0	11.55	13.44	0
	2013	10.75	11.48	0	10.79	11.55	0
	2012	10.77	10.75	0	10.79	10.79	0
	20112	10.00	10.77	0	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2014	11.89	11.96	1,829	12.05	12.16	0
	2013	9.58	11.89	0	9.69	12.05	0
	2012	8.96	9.58	0	8.64	9.69	0
	2011	9.92	8.96	0	10.00	8.64	0
	2010	9.03	9.92	0	9.08	10.00	0
	2009	7.20	9.03	0	7.22	9.08	0
	2008	10.44	7.20	0	10.46	7.22	0
	2007	10.00	10.44	0	10.00	10.46	0
Invesco V.I. Mid Cap Growth	2014	11.71	12.18	0	11.77	12.27	0
	2013	8.87	11.71	0	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2014	12.01	13.10	5,967	12.03	13.15	0
	20133	10.00	12.01	0	10.00	12.03	0
Invesco V.I. Small Cap Equity	2014	12.54	12.37	7,374	12.61	12.47	0
	2013	9.47	12.54	6,857	9.51	12.61	0
	2012	8.63	9.47	1,247	8.64	9.51	0
	20112	10.00	8.63	0	10.00	8.64	0
Ivy Funds VIP Asset Strategy	2014	11.98	10.97	631	12.05	11.05	0
	2013	9.91	11.98	613	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	20112	10.00	8.61	0	10.00	8.62	0
Ivy Funds VIP Balanced	2014	12.26	12.74	820	12.32	12.83	0
	2013	10.26	12.26	797	10.29	12.32	0
	2012	9.50	10.26	0	9.52	10.29	0
	20112	10.00	9.50	0	10.00	9.52	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Core Equity	2014	13.43	14.24	5,622	13.51	14.34	0
	2013	10.42	13.43	5,481	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	20112	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	2014	11.84	12.56	0	11.90	12.66	0
	2013	9.45	11.84	0	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	20112	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	2014	9.45	8.17	0	9.50	8.23	0
	2013	7.66	9.45	0	7.68	9.50	0
	2012	7.82	7.66	0	7.83	7.68	0
	20112	10.00	7.82	0	10.00	7.83	0
Ivy Funds VIP Global Bond	2014	9.83	9.52	299	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	0
	20112	10.00	9.73	0	10.00	9.75	0
Ivy Funds VIP Global Growth (formerly Ivy Funds VIP International Growth)	2014	11.39	11.11	2,465	11.45	11.19	0
	2013	9.89	11.39	1,160	9.92	11.45	0
	2012	8.67	9.89	792	10.00	9.92	0
	2011 2	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Global Natural Resources	2014 5	10.00	7.89	0	10.00	7.90	0
Ivy Funds VIP Growth	2014	13.50	14.58	0	13.57	14.69	0
	2013	10.24	13.50	0	10.27	13.57	0
	2012	9.40	10.24	0	9.41	10.27	0
	20112	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	2014	12.00	11.81	16,586	12.07	11.90	0
	2013	11.24	12.00	21,159	11.28	12.07	0
	2012	9.81	11.24	0	9.82	11.28	0
	20112	10.00	9.81	0	10.00	9.82	0
Ivy Funds VIP International Core Equity	2014	10.60	10.39	2,598	10.66	10.47	0
	2013	8.78	10.60	0	8.81	10.66	0
	2012	8.02	8.78	0	8.04	8.81	0
	20112	10.00	8.02	0	10.00	8.04	0
Ivy Funds VIP Limited-Term Bond	2014	9.64	9.40	33,321	9.69	9.47	0
	2013	10.03	9.64	29,341	10.07	9.69	0
	2012	10.05	10.03	0	10.06	10.07	0
	20112	10.00	10.05	0	10.00	10.06	0
Ivy Funds VIP Mid Cap Growth	2014	12.22	12.73	5,373	12.28	12.83	0
	2013	9.73	12.22	5,242	9.77	12.28	0
	2012	8.87	9.73	403	8.88	9.77	0
	20112	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	2014	10.71	13.47	0	10.77	13.57	0
	2013	10.97	10.71	0	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	20112	10.00	9.64	0	10.00	9.66	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Science and Technology	2014	15.41	15.33	403	15.50	15.44	0
	2013	10.20	15.41	496	10.24	15.50	0
	2012	8.26	10.20	0	8.27	10.24	0
	20112	10.00	8.26	0	10.00	8.27	0
Ivy Funds VIP Small Cap Growth	2014	11.12	10.92	0	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.97	8.03	0	7.92	8.06	0
	20112	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	2014	11.84	12.25	1,548	11.91	12.34	0
	2013	9.18	11.84	0	9.21	11.91	0
	2012	8.01	9.18	0	8.02	9.21	0
	20112	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	2014	12.73	13.64	2,063	12.80	13.74	0
	2013	9.73	12.73	574	9.77	12.80	0
	2012	8.47	9.73	0	8.49	9.77	0
	20112	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	2014	12.91	14.00	203	12.98	14.10	0
	2013	10.12	12.91	0	10.15	12.98	0
	2012	8.95	10.12	0	8.97	10.15	0
	20112	10.00	8.95	0	10.00	8.97	0
Janus Aspen Forty	2014	13.43	14.08	2,262	13.51	14.19	0
	2013	10.62	13.43	0	10.66	13.51	0
	2012	8.88	10.62	0	8.89	10.66	0
	20112	10.00	8.88	0	10.00	8.89	0
Janus Aspen Janus Portfolio	2014	12.75	13.89	842	12.82	14.00	0
	2013	10.16	12.75	0	10.19	12.82	0
	2012	8.89	10.16	0	8.90	10.19	0
	2011	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	2014	7.93	6.74	0	7.98	6.79	0
	2013	7.19	7.93	0	7.21	7.98	0
	2012	6.57	7.19	0	6.58	7.21	0
	20112	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2014	11.51	12.06	0	11.57	12.15	0
	2013	9.47	11.51	0	9.50	11.57	0
	2012	8.85	9.47	0	8.86	9.50	0
	20112	10.00	8.85	0	10.00	8.86	0
JPMorgan Insurance Trust Core Bond Portfolio	2014	9.56	9.67	4,896	9.58	9.71	0
	20133	10.00	9.56	0	10.00	9.58	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2014	12.66	14.13	12,242	12.68	14.19	0
	20133	10.00	12.66	0	10.00	12.68	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2014	12.74	13.46	0	12.76	13.51	0
	20133	10.00	12.74	0	10.00	12.76	0
JPMorgan Insurance Trust US Equity Portfolio	2014	12.38	13.59	0	12.41	13.64	0
	20133	10.00	12.38	0	10.00	12.41	0
Lord Abbett Series Bond-Debenture VC	2014	11.12	11.21	10,574	11.18	11.29	0
	2013	10.64	11.12	3,032	10.68	11.18	0
	2012	9.79	10.64	0	9.80	10.68	0
	20112	10.00	9.79	0	10.00	9.80	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Calibrated Dividend Growth VC	2014	12.34	13.30	263	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	20112	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2014	12.11	12.77	0	12.18	12.87	0
	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.65	9.65	0	8.70	9.69	0
	20112	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2014	14.03	14.06	614	14.11	14.17	0
	2013	9.27	14.03	2,343	9.30	14.11	0
	2012	8.56	9.27	0	8.57	9.30	0
	20112	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2014	12.15	12.58	0	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	20112	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2014	12.29	12.79	0	12.36	12.88	0
	2013	9.36	12.29	0	9.40	12.36	0
	2012	8.65	9.36	0	8.66	9.40	0
	20112	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2014	11.79	12.08	0	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	20112	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2014	11.97	12.90	0	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	0	8.60	9.54	0
	20112	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2014	10.34	10.60	11,780	10.40	10.68	0
	2013	10.82	10.34	0	10.86	10.40	0
	2012	10.49	10.82	0	10.51	10.86	0
	20112	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2014	12.41	13.06	0	12.48	13.16	0
	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	20112	10.00	8.63	0	10.00	8.65	0
MFS® VIT Emerging Markets Equity	2014	9.02	8.11	2,914	9.04	8.14	0
	20133	10.00	9.02	0	10.00	9.04	0
MFS ® VIT Global Tactical Allocation	2014 5	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2014	10.18	10.08	0	10.20	10.12	0
	20133	10.00	10.18	0	10.00	10.20	0
MFS ® VIT II MA Investors Growth Stock (formerly MFS ® VIT Investors Growth Stock)	2014	13.27	14.25	0	13.35	14.36	0
	2013	10.56	13.27	0	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011 2	10.00	9.37	0	10.00	9.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period

MFS ® VIT II Research International (formerly MFS ® VIT Research International)	2014	10.68	9.59	911	10.74	9.66	0
	2013	9.32	10.68	0	9.35	10.74	0
	2012	8.29	9.32	0	8.30	9.35	0
	2011 2	10.00	8.29	0	10.00	8.30	0
MFS ® VIT International Value	2014 5	10.00	9.65	0	10.00	9.67	0
MFS® VIT Investors Trust	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	0	9.00	10.36	0
	20112	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2014	12.50	11.18	1,159	12.57	11.26	0
	2013	9.17	12.50	0	9.20	12.57	0
	2012	7.85	9.17	420	7.86	9.20	0
	20112	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2014	13.26	14.08	0	13.33	14.19	0
	2013	10.40	13.26	0	10.43	13.33	0
	2012	9.21	10.40	0	9.22	10.43	0
	20112	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2014	11.70	12.21	0	11.77	12.33	0
	2013	10.20	11.70	0	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	20112	10.00	9.52	0	10.00	9.53	0
MFS ® VIT Total Return Bond (formerly MFS ® VIT Research Bond)	2014	10.11	10.32	59,408	10.17	10.40	0
	2013	10.60	10.11	7,081	10.64	10.17	0
	2012	10.25	10.60	2,215	10.27	10.64	0
	2011	10.00	10.25	0	10.00	10.27	0
MFS® VIT Utilities	2014	12.23	13.29	9,548	12.30	13.39	0
	2013	10.53	12.23	4,868	10.57	12.30	0
	2012	9.63	10.53	0	9.64	10.57	0
	20112	10.00	9.63	0	10.00	9.64	0
Morgan Stanley UIF Emerging Markets Debt	2014	8.96	8.91	0	8.98	8.94	0
	20133	10.00	8.96	0	10.00	8.98	0
Morgan Stanley UIF Emerging Markets Equity	2014	9.43	8.69	0	9.44	8.72	0
	20133	10.00	9.43	10,261	10.00	9.44	0
Neuberger Berman AMT Guardian	2014	12.20	12.85	0	12.37	13.06	0
	2013	9.10	12.20	894	9.21	12.37	0
	2012	8.35	9.10	0	8.44	9.21	0
	2011	8.91	8.35	0	8.98	8.44	0
	2010	7.75	8.91	0	7.79	8.98	0
	2009	6.18	7.75	0	6.21	7.79	0
	2008	10.20	6.18	0	10.22	6.21	0
	2007	10.00	10.20	0	10.00	10.22	0
Neuberger Berman AMT Socially Responsive	2014	12.45	13.25	0	12.52	13.35	0
	2013	9.38	12.45	0	9.41	12.52	0
	2012	8.77	9.38	0	8.78	9.41	0
	20112	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2014	11.99	11.82	2,045	12.06	11.91	0
	2013	9.77	11.99	0	9.81	12.06	0
	2012	8.36	9.77	0	8.38	9.81	0
	20112	10.00	8.36	0	10.00	8.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Oppenheimer Global Strategic Income Fund/VA	2014	10.03	9.93	1,926	10.09	10.01	0
	2013	10.42	10.03	807	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	0
	20112	10.00	9.54	0	10.00	9.55	0
Oppenheimer International Growth Fund/VA	2014	12.26	11.00	28,114	12.33	11.08	0
	2013	10.09	12.26	12,093	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	20112	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2014	12.80	13.81	12,982	12.99	14.04	0
	2013	9.43	12.80	0	9.54	12.99	0
	2012	8.29	9.43	0	8.37	9.54	0
	2011	8.79	8.29	0	8.86	8.37	0
	2010	7.39	8.79	0	7.44	8.86	0
	2009	5.59	7.39	0	5.61	7.44	0
	2008	9.33	5.59	0	9.35	5.61	0
	2007	10.00	9.33	0	10.00	9.35	0
PIMCO VIT All Asset	2014	10.28	9.98	0	10.34	10.06	0
	2013	10.63	10.28	0	10.67	10.34	0
	2012	9.59	10.63	0	9.60	10.67	0
	20112	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2014	7.01	5.51	22,431	7.05	5.55	0
	2013	8.51	7.01	7,824	8.54	7.05	0
	2012	8.38	8.51	0	8.39	8.54	0
	20112	10.00	8.38	0	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2014	10.43	10.22	33,714	10.49	10.29	0
	2013	11.61	10.43	21,771	11.65	10.49	0
	2012	10.21	11.61	659	10.22	11.65	0
	20112	10.00	10.21	0	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2014	9.58	9.28	0	9.63	9.35	0
	2013	10.61	9.58	0	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	20112	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2014	12.17	12.01	431	12.30	12.16	0
	2013	13.78	12.17	0	13.89	12.30	0
	2012	13.35	13.78	0	13.43	13.89	0
	2011	12.86	13.35	0	12.91	13.43	0
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	20081	10.00	10.58	0	10.00	10.59	0
PIMCO VIT Global Multi-Asset Managed Allocation	2014 5	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2014	16.61	16.57	0	16.78	16.77	0
	2013	16.28	16.61	0	16.42	16.78	0
	2012	14.76	16.28	6,773	14.85	16.42	0
	2011	14.80	14.76	0	14.86	14.85	0
	2010	13.40	14.80	0	13.43	14.86	0
	2009	9.90	13.40	0	9.90	13.43	0
	20081	10.00	9.90	0	10.00	9.90	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Low Duration (Advisor Class)	2014	9.59	9.34	54,957	9.65	9.41	0
	2013	9.95	9.59	33,108	9.99	9.65	0
	2012	9.74	9.95	11,215	9.76	9.99	0
	20112	10.00	9.74	0	10.00	9.76	0
PIMCO VIT Real Return (Advisor Class)	2014	9.78	9.73	2,336	9.84	9.80	0
	2013	11.16	9.78	17,515	11.20	9.84	0
	2012	10.64	11.16	8,737	10.65	11.20	0
	20112	10.00	10.64	0	10.00	10.65	0
PIMCO VIT Short-Term	2014	9.73	9.45	11,546	9.75	9.49	0
	20133	10.00	9.73	8,813	10.00	9.75	0
PIMCO VIT Total Return (Administrative Class)	2014	12.31	12.40	0	12.48	12.60	13,484
	2013	13.00	12.31	0	13.15	12.48	13,285
	2012	12.28	13.00	0	12.40	13.15	16,217
	2011	12.27	12.28	270	12.36	12.40	18,007
	2010	11.74	12.27	266	11.81	12.36	18,822
	2009	10.66	11.74	526	10.70	11.81	18,498
	2008	10.53	10.66	283	10.55	10.70	6,469
	2007	10.00	10.53	0	10.00	10.55	0
PIMCO VIT Total Return (Advisor Class)	2014	9.99	10.06	9,172	10.05	10.13	0
	2013	10.56	9.99	60,980	10.60	10.05	0
	2012	9.99	10.56	32,044	10.00	10.60	0
	20112	10.00	9.99	11	10.00	10.00	0
Pioneer Bond VCT	2014	9.76	9.97	26,846	9.78	10.01	0
	20133	10.00	9.76	0	10.00	9.78	0
Pioneer Emerging Markets VCT	2014	9.41	7.93	0	9.42	7.96	0
	20133	10.00	9.41	0	10.00	9.42	0
Pioneer Equity Income VCT	2014	11.73	12.78	0	11.75	12.83	0
	20133	10.00	11.73	0	10.00	11.75	0
Pioneer High Yield VCT	2014	10.48	10.10	0	10.50	10.14	0
	20133	10.00	10.48	5,998	10.00	10.50	0
Pioneer Real Estate Shares VCT	2014	9.47	11.94	0	9.48	11.99	0
	20133	10.00	9.47	0	10.00	9.48	0
Pioneer Strategic Income VCT	2014	9.70	9.71	0	9.71	9.75	0
	20133	10.00	9.70	0	10.00	9.71	0
Power Income VIT	2014	10.09	9.64	0	10.10	9.68	0
	20133	10.00	10.09	0	10.00	10.10	0
Probabilities Fund	2014	10.19	10.32	23,723	10.21	10.35	0
	20134	10.00	10.19	20,374	10.00	10.21	0
Putnam VT Absolute Return 500	2014	9.96	10.00	0	9.98	10.04	0
	20133	10.00	9.96	0	10.00	9.98	0
Putnam VT Capital Opportunities	2014	12.09	12.50	0	12.11	12.55	0
	20133	10.00	12.09	0	10.00	12.11	0
Putnam VT Diversified Income	2014	10.21	9.89	0	10.22	9.93	0
	20133	10.00	10.21	0	10.00	10.22	0
Putnam VT Equity Income	2014	11.93	12.98	0	11.95	13.03	0
	20133	10.00	11.93	0	10.00	11.95	0
Putnam VT Global Asset Allocation	2014	11.17	11.81	0	11.19	11.85	0
	20133	10.00	11.17	0	10.00	11.19	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Growth Opportunities	2014	12.46	13.72	0	12.48	13.77	0
	20133	10.00	12.46	0	10.00	12.48	0
Putnam VT High Yield	2014	10.30	10.11	0	10.32	10.15	0
	20133	10.00	10.30	0	10.00	10.32	0
Putnam VT Income	2014	9.82	10.10	16,380	9.84	10.14	0
	20133	10.00	9.82	0	10.00	9.84	0
Putnam VT Investors	2014	12.31	13.55	0	12.34	13.60	0
	20133	10.00	12.31	0	10.00	12.34	0
Putnam VT Voyager	2014	13.06	13.85	0	13.09	13.90	0
	20133	10.00	13.06	0	10.00	13.09	0
Rydex VIF Banking	2014	4.62	4.62	0	4.69	4.69	0
	2013	3.70	4.62	0	3.75	4.69	0
	2012	3.09	3.70	0	3.12	3.75	0
	2011	4.11	3.09	0	4.14	3.12	0
	2010	3.76	4.11	0	3.78	4.14	0
	2009	4.03	3.76	0	4.05	3.78	0
	2008	7.09	4.03	948	7.11	4.05	0
	2007	10.00	7.09	0	10.00	7.11	0
Rydex VIF Basic Materials	2014	10.44	9.91	16,229	10.59	10.07	0
	2013	10.68	10.44	11,742	10.80	10.59	0
	2012	9.98	10.68	0	10.08	10.80	0
	2011	12.36	9.98	0	12.46	10.08	0
	2010	10.10	12.36	303	10.16	12.46	0
	2009	6.73	10.10	12	6.75	10.16	0
	2008	12.75	6.73	0	12.77	6.75	0
	2007	10.00	12.75	0	10.00	12.77	0
Rydex VIF Biotechnology	2014	20.89	26.78	12,543	21.18	27.21	0
	2013	14.02	20.89	8,705	14.19	21.18	0
	2012	10.67	14.02	0	10.78	14.19	0
	2011	9.99	10.67	0	10.07	10.78	0
	2010	9.34	9.99	171	9.40	10.07	0
	2009	8.17	9.34	14	8.20	9.40	0
	2008	9.59	8.17	156	9.60	8.20	0
	2007	10.00	9.59	0	10.00	9.60	0
Rydex VIF Commodities Strategy	2014	6.13	3.91	0	6.22	3.97	0
	2013	6.56	6.13	0	6.64	6.22	0
	2012	6.89	6.56	0	6.96	6.64	0
	2011	7.63	6.89	0	7.70	6.96	0
	2010	7.31	7.63	0	7.36	7.70	0
	2009	6.78	7.31	0	6.81	7.36	0
	2008	13.78	6.78	0	13.80	6.81	0
	2007	10.00	13.78	0	10.00	13.80	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Consumer Products	2014	14.73	16.02	25,884	14.93	16.28	0
	2013	11.89	14.73	15,477	12.03	14.93	0
	2012	11.28	11.89	0	11.40	12.03	0
	2011	10.27	11.28	0	10.35	11.40	0
	2010	9.06	10.27	0	9.11	10.35	0
	2009	7.87	9.06	0	7.91	9.11	0
	2008	10.64	7.87	0	10.66	7.91	0
	2007	10.00	10.64	0	10.00	10.66	0
Rydex VIF Dow 2x Strategy	2014	11.38	12.84	238	11.54	13.05	0
	2013	7.24	11.38	0	7.33	11.54	0
	2012	6.40	7.24	0	6.46	7.33	0
	2011	6.07	6.40	0	6.12	6.46	0
	2010	5.04	6.07	0	5.07	6.12	0
	2009	3.81	5.04	0	3.89	5.07	0
	2008	10.31	3.81	130	10.33	3.89	0
	2007	10.00	10.31	0	10.00	10.33	0
Rydex VIF Electronics	2014	7.90	9.45	322	8.01	9.60	0
	2013	6.05	7.90	0	6.13	8.01	0
	2012	6.20	6.05	0	6.26	6.13	0
	2011	7.69	6.20	0	7.75	6.26	0
	2010	7.26	7.69	212	7.31	7.75	0
	2009	4.38	7.26	0	7.09	7.31	0
	2008	9.08	4.38	143	9.09	7.09	0
	2007	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2014	11.67	9.18	9,030	11.84	9.32	0
	2013	9.79	11.67	5,092	9.90	11.84	0
	2012	9.89	9.79	0	9.99	9.90	0
	2011	10.87	9.89	230	10.96	9.99	0
	2010	9.45	10.87	154	9.51	10.96	0
	2009	7.06	9.45	0	7.09	9.51	0
	2008	13.55	7.06	0	13.57	7.09	0
	2007	10.00	13.55	0	10.00	13.57	0
Rydex VIF Energy Services	2014	11.26	7.68	7,186	11.41	7.81	0
	2013	9.40	11.26	6,505	9.52	11.41	0
	2012	9.70	9.40	0	9.79	9.52	0
	2011	11.06	9.70	0	11.15	9.79	0
	2010	9.08	11.06	148	9.14	11.15	0
	2009	5.79	9.08	0	5.81	9.14	0
	2008	14.13	5.79	35	14.16	5.81	0
	2007	10.00	14.13	0	10.00	14.16	0
Rydex VIF Europe 1.25x Strategy	2014	6.20	5.24	0	6.28	5.32	0
	2013	5.18	6.20	0	5.24	6.28	0
	2012	4.41	5.18	1,139	4.45	5.24	0
	2011	5.37	4.41	0	5.42	4.45	0
	2010	6.23	5.37	0	6.27	5.42	0
	2009	4.76	6.23	0	4.77	6.27	0
	2008	10.90	4.76	0	10.93	4.77	0
	2007	10.00	10.90	0	10.00	10.93	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Financial Services	2014	5.96	6.48	0	6.04	6.59	0
	2013	4.84	5.96	0	4.89	6.04	0
	2012	4.08	4.84	0	4.12	4.89	0
	2011	4.96	4.08	0	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	0	7.75	3.90	0
	2007	10.00	7.74	0	10.00	7.75	0
Rydex VIF Government Long Bond 1.2x Strategy	2014	11.34	14.75	3,996	11.50	14.99	0
	2013	14.36	11.34	0	14.53	11.50	0
	2012	14.42	14.36	0	14.57	14.53	0
	2011	10.55	14.42	0	10.63	14.57	0
	2010	9.92	10.55	0	9.98	10.63	0
	2009	14.99	9.92	0	15.05	9.98	0
	2008	10.71	14.99	0	10.73	15.05	0
	2007	10.00	10.71	0	10.00	10.73	0
Rydex VIF Health Care	2014	14.10	16.98	144	14.30	17.25	0
	2013	10.29	14.10	0	10.42	14.30	0
	2012	9.09	10.29	0	9.19	10.42	0
	2011	8.99	9.09	0	9.06	9.19	0
	2010	8.72	8.99	0	8.77	9.06	0
	2009	7.24	8.72	27	7.27	8.77	0
	2008	9.97	7.24	193	9.99	7.27	0
	2007	10.00	9.97	0	10.00	9.99	0
Rydex VIF Internet	2014	14.64	14.42	0	14.84	14.65	0
	2013	10.02	14.64	0	10.14	14.84	0
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	0
	2010	8.75	10.21	177	8.81	10.30	0
	2009	5.46	8.75	0	5.49	8.81	0
	2008	10.26	5.46	124	10.28	5.49	0
	2007	10.00	10.26	0	10.00	10.28	0
Rydex VIF Inverse Dow 2x Strategy	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	0	3.54	2.66	0
	2011	4.97	3.50	0	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	0
	2007	10.00	8.89	0	10.00	8.91	0
Rydex VIF Inverse Government Long Bond Strategy	2014	4.06	2.94	0	4.12	2.99	0
	2013	3.65	4.06	0	3.69	4.12	0
	2012	4.02	3.65	0	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	0
	2007	10.00	9.14	0	10.00	9.16	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Mid-Cap Strategy	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ-100® Strategy	2014	2.64	2.08	5,647	2.68	2.11	0
	2013	3.86	2.64	5,425	3.91	2.68	0
	2012	4.91	3.86	2,701	4.96	3.91	2,475
	2011	5.65	4.91	146	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	6.10	7.43	0	12.89	7.48	0
	2008	8.98	6.10	118	9.00	12.89	0
	2007	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	0	8.05	5.64	0
	2009	12.34	8.01	0	12.39	8.05	0
	2008	10.25	12.34	0	10.27	12.39	0
	2007	10.00	10.25	0	10.00	10.27	0
Rydex VIF Inverse S&P 500 Strategy	2014	3.70	3.06	1,675	3.76	3.11	0
	2013	5.22	3.70	22,920	5.28	3.76	0
	2012	6.51	5.22	8,608	6.57	5.28	0
	2011	7.41	6.51	0	7.47	6.57	0
	2010	9.23	7.41	0	9.29	7.47	0
	2009	13.19	9.23	0	13.24	9.29	0
	2008	9.81	13.19	0	9.83	13.24	0
	2007	10.00	9.81	0	10.00	9.83	0
Rydex VIF Japan 2x Strategy	2014	9.01	7.37	0	9.14	7.48	0
	2013	5.98	9.01	0	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	439	5.67	6.75	0
	2008	8.67	5.62	281	8.69	5.67	0
	2007	10.00	8.67	0	10.00	8.69	0
Rydex VIF Leisure	2014	11.98	12.44	0	12.15	12.64	0
	2013	8.71	11.98	0	8.81	12.15	0
	2012	7.43	8.71	0	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	0
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007	10.00	9.17	0	10.00	9.19	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Mid-Cap 1.5x Strategy	2014	12.93	13.98	335	13.11	14.21	0
	2013	8.91	12.93	325	9.02	13.11	0
	2012	7.42	8.91	449	7.49	9.02	0
	2011	8.31	7.42	625	8.37	7.49	0
	2010	6.25	8.31	881	6.29	8.37	0
	2009	4.25	6.25	204	4.26	6.29	0
	2008	9.73	4.25	128	9.75	4.26	0
	2007	10.00	9.73	0	10.00	9.75	0
Rydex VIF NASDAQ-100®	2014	14.84	16.84	1,482	15.05	17.11	0
	2013	11.41	14.84	2,166	11.54	15.05	0
	2012	10.11	11.41	0	10.21	11.54	0
	2011	10.25	10.11	0	10.33	10.21	0
	2010	8.95	10.25	352	9.00	10.33	0
	2009	6.10	8.95	163	6.12	9.00	0
	2008	10.86	6.10	118	10.88	6.12	0
	2007	10.00	10.86	0	10.00	10.88	0
Rydex VIF NASDAQ-100® 2x Strategy	2014	18.02	23.78	2,920	18.27	24.17	0
	2013	10.35	18.02	0	10.47	18.27	0
	2012	7.99	10.35	0	8.07	10.47	0
	2011	8.32	7.99	0	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	348	3.00	6.33	0
	2008	11.30	2.99	472	11.32	3.00	0
	2007	10.00	11.30	0	10.00	11.32	0
Rydex VIF Nova	2014	10.47	12.00	0	10.62	12.19	0
	2013	7.27	10.47	0	7.36	10.62	0
	2012	6.16	7.27	0	6.22	7.36	0
	2011	6.45	6.16	787	6.50	6.22	0
	2010	5.57	6.45	828	5.60	6.50	0
	2009	4.25	5.57	570	4.27	5.60	0
	2008	9.66	4.25	277	9.68	4.27	0
	2007	10.00	9.66	0	10.00	9.68	0
Rydex VIF Precious Metals	2014	4.92	3.93	20,882	4.99	4.00	1,468
	2013	9.46	4.92	27,163	9.57	4.99	1,447
	2012	10.21	9.46	2,373	10.31	9.57	1,835
	2011	13.92	10.21	199	14.03	10.31	1,921
	2010	10.44	13.92	288	10.50	14.03	2,016
	2009	7.23	10.44	11	7.26	10.50	0
	2008	12.19	7.23	0	12.21	7.26	0
	2007	10.00	12.19	0	10.00	12.21	0
Rydex VIF Real Estate	2014	7.14	8.35	4,573	7.24	8.48	0
	2013	7.11	7.14	0	7.20	7.24	0
	2012	6.30	7.11	0	6.28	7.20	0
	2011	6.30	6.22	0	6.35	6.28	0
	2010	5.22	6.30	0	5.25	6.35	0
	2009	4.31	5.22	0	4.33	5.25	0
	2008	7.65	4.31	0	7.66	4.33	0
	2007	10.00	7.65	0	10.00	7.66	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Retailing	2014	13.36	14.02	2,496	13.54	14.25	0
	2013	10.18	13.36	1,989	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	261	8.94	9.11	0
	2010	7.34	8.87	0	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007	10.00	8.13	0	10.00	8.14	0
Rydex VIF Russell 2000® 1.5x Strategy	2014	10.97	11.06	0	11.13	11.23	0
	2013	7.16	10.97	0	7.25	11.13	0
	2012	6.07	7.16	0	6.13	7.25	0
	2011	7.16	6.07	781	7.21	6.13	0
	2010	5.37	7.16	251	5.41	7.21	0
	2009	4.17	5.37	226	4.19	5.41	0
	2008	8.88	4.17	0	8.89	4.19	0
	2007	10.00	8.88	0	10.00	8.89	0
Rydex VIF Russell 2000® 2x Strategy	2014	8.89	9.04	0	9.02	9.19	0
	2013	4.96	8.89	0	5.02	9.02	0
	2012	3.97	4.96	616	4.01	5.02	0
	2011	5.10	3.97	0	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	346	8.32	2.72	0
	2007	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2014	9.59	11.55	3,765	9.73	11.74	0
	2013	5.88	9.59	0	5.96	9.73	0
	2012	4.71	5.88	486	4.76	5.96	0
	2011	5.07	4.71	0	5.11	4.76	0
	2010	4.19	5.07	0	4.21	5.11	0
	2009	2.96	4.19	0	2.97	4.21	0
	2008	9.56	2.96	0	9.58	2.97	0
	2007	10.00	9.56	0	10.00	9.58	0
Rydex VIF S&P 500 Pure Growth	2014	14.26	15.49	2,930	14.46	15.74	461
	2013	10.42	14.26	2,663	10.57	14.46	447
	2012	9.54	10.42	0	9.64	10.57	0
	2011	9.99	9.54	3,331	10.07	9.64	0
	2010	8.27	9.99	182	8.32	10.07	0
	2009	5.81	8.27	172	5.84	8.32	0
	2008	10.00	5.81	0	10.02	5.84	0
	2007	10.00	10.00	0	10.00	10.02	0
Rydex VIF S&P 500 Pure Value	2014	11.97	12.83	6,530	12.14	13.04	0
	2013	8.53	11.97	617	8.63	12.14	0
	2012	7.22	8.53	0	7.30	8.63	0
	2011	7.72	7.22	4,430	7.78	7.30	0
	2010	6.64	7.72	0	6.68	7.78	0
	2009	4.55	6.64	221	4.56	6.68	0
	2008	9.16	4.55	0	9.18	4.56	0
	2007	10.00	9.16	0	10.00	9.18	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2014	17.00	16.17	327	17.24	16.43	0
	2013	13.12	17.00	231	13.28	17.24	0
	2012	11.71	13.12	0	11.82	13.28	0
	2011	12.20	11.71	0	12.29	11.82	0
	2010	9.52	12.20	0	9.58	12.29	0
	2009	6.28	9.52	0	6.31	9.58	0
	2008	10.19	6.28	0	10.21	6.31	0
	2007	10.00	10.19	0	10.00	10.21	0
Rydex VIF S&P MidCap 400 Pure Value	2014	11.44	11.80	0	11.60	11.99	0
	2013	8.72	11.44	0	8.83	11.60	0
	2012	7.72	8.72	0	7.79	8.83	0
	2011	8.60	7.72	0	8.67	7.79	0
	2010	7.41	8.60	0	7.45	8.67	0
	2009	4.94	7.41	149	4.96	7.45	0
	2008	9.07	4.94	0	9.09	4.96	0
	2007	10.00	9.07	0	10.00	9.09	0
Rydex VIF S&P SmallCap 600 Pure Growth	2014	13.98	13.51	819	14.18	13.73	0
	2013	10.24	13.98	3,337	10.37	14.18	0
	2012	9.58	10.24	791	9.68	10.37	2,779
	2011	9.58	9.58	0	9.66	9.68	0
	2010	7.91	9.58	0	7.96	9.66	3,490
	2009	6.11	7.91	0	6.14	7.96	0
	2008	9.63	6.11	0	9.65	6.14	0
	2007	10.00	9.63	0	10.00	9.65	0
Rydex VIF S&P SmallCap 600 Pure Value	2014	11.13	10.89	1,563	11.29	11.07	0
	2013	8.07	11.13	2,260	8.16	11.29	0
	2012	6.94	8.07	370	7.00	8.16	0
	2011	7.93	6.94	0	7.99	7.00	0
	2010	6.56	7.93	0	6.60	7.99	0
	2009	4.18	6.56	0	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	0	5.39	5.06	0
	2012	5.88	5.32	0	5.94	5.39	0
	2011	6.36	5.88	0	6.41	5.94	0
	2010	6.89	6.36	0	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	0	8.33	8.51	0
	2007	10.00	8.31	0	10.00	8.33	0
Rydex VIF Technology	2014	11.04	11.77	247	11.20	11.96	0
	2013	8.44	11.04	0	8.55	11.20	0
	2012	7.81	8.44	0	7.88	8.55	0
	2011	8.90	7.81	264	8.97	7.88	0
	2010	8.22	8.90	0	8.27	8.97	0
	2009	5.47	8.22	0	5.49	8.27	0
	2008	10.37	5.47	0	10.39	5.49	0
	2007	10.00	10.37	0	10.00	10.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Telecommunications	2014	7.16	7.10	0	7.26	7.21	0
	2013	6.31	7.16	0	6.39	7.26	0
	2012	6.23	6.31	0	6.29	6.39	0
	2011	7.53	6.23	0	7.59	6.29	0
	2010	6.81	7.53	0	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	0
	2008	10.37	5.48	0	10.39	5.50	0
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2014	11.65	13.82	0	11.82	14.05	0
	2013	8.01	11.65	0	8.10	11.82	0
	2012	7.05	8.01	0	7.12	8.10	0
	2011	8.21	7.05	0	8.27	7.12	0
	2010	6.84	8.21	0	6.88	8.27	0
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	91	8.37	6.06	0
	2007	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2014	8.24	7.96	85,377	8.36	8.09	5,512
	2013	8.53	8.24	139,544	8.64	8.36	5,430
	2012	8.83	8.53	244,709	8.92	8.64	5,349
	2011	9.14	8.83	12,990	9.22	8.92	11,435
	2010	9.47	9.14	4,279	9.52	9.22	14,382
	2009	9.79	9.47	15,410	9.83	9.52	21,855
	2008	10.02	9.79	0	10.04	9.83	6,992
	2007	10.00	10.02	0	10.00	10.04	0
Rydex VIF Utilities	2014	10.32	12.25	0	10.46	12.45	0
	2013	9.40	10.32	0	9.51	10.46	0
	2012	9.62	9.40	0	9.72	9.51	0
	2011	8.56	9.62	0	8.63	9.72	0
	2010	8.29	8.56	0	8.34	8.63	0
	2009	7.54	8.29	0	7.57	8.34	0
	2008	11.09	7.54	0	11.11	7.57	0
	2007	10.00	11.09	0	10.00	11.11	0
Rydex VIF Weakening Dollar 2x Strategy	2014	7.98	6.02	0	8.10	6.12	0
	2013	8.50	7.98	0	8.60	8.10	0
	2012	8.73	8.50	0	8.82	8.60	0
	2011	9.39	8.73	0	9.46	8.82	0
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	0
	2007	10.00	11.79	0	10.00	11.81	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
SEI VP Balanced Strategy	2014 5	10.00	9.93	0	10.00	9.94	0
SEI VP Conservative Strategy	2014 5	10.00	9.89	0	10.00	9.90	0
SEI VP Defensive Strategy	2014 5	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2014 5	10.00	9.95	0	10.00	9.96	0
SEI VP Market Plus Strategy	2014 5	10.00	10.02	0	10.00	10.04	0
SEI VP Moderate Strategy	2014 5	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2014	14.41	15.15	4,659	14.49	15.27	0
	2013	10.59	14.41	1,392	10.63	14.49	0
	2012	9.30	10.59	1,091	9.31	10.63	0
	20112	10.00	9.30	0	10.00	9.31	0
T. Rowe Price Equity Income	2014	12.80	13.25	53,046	12.87	13.35	0
	2013	10.24	12.80	43,047	10.28	12.87	0
	2012	9.07	10.24	16,745	9.08	10.28	0
	20112	10.00	9.07	0	10.00	9.08	0
T. Rowe Price Health Sciences	2014	17.47	22.14	5,556.13	17.56	22.31	257
	2013	12.01	17.47	0	12.05	17.56	249
	2012	9.49	12.01	0	9.50	12.05	0
	20112	10.00	9.49	0	10.00	9.50	0
T. Rowe Price Limited-Term Bond	2014	9.37	9.09	35,672	9.43	9.16	0
	2013	9.71	9.37	42,322	9.75	9.43	0
	2012	9.82	9.71	11,374	9.83	9.75	0
	20112	10.00	9.82	0	10.00	9.83	0
Templeton Developing Markets VIP Fund	2014	16.61	14.70	13,339	16.78	14.88	2,852
	2013	17.35	16.61	10,092	17.49	16.78	2,796
	2012	15.87	17.35	676	15.97	17.49	2,108
	2011	19.52	15.87	0	19.60	15.97	0
	2010	17.18	19.52	0	17.22	19.60	1,183
	2009	10.30	17.18	0	10.31	17.22	0
	20081	10.00	10.30	0	10.00	10.31	0
Templeton Foreign VIP Fund	2014	17.51	15.03	15,999	17.69	15.22	0
	2013	14.74	17.51	6,966	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	0	14.30	15.01	0
	2009	10.78	14.27	0	10.78	14.30	0
	20081	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund	2014	10.24	10.07	17,298	10.29	10.15	0
	2013	10.43	10.24	2,965	10.46	10.29	0
	2012	9.38	10.43	0	9.39	10.46	0
	20112	10.00	9.38	0	10.00	9.39	0
Templeton Growth VIP Fund	2014	12.50	11.74	509	12.57	11.83	0
	2013	9.89	12.50	0	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	20112	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2014	10.39	10.48	0	10.45	10.56	0
	2013	9.04	10.39	0	9.07	10.45	0
	2012	7.35	9.04	0	7.36	9.07	0
	20112	10.00	7.35	0	10.00	7.36	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Transparent Value Directional Allocation VI	2014 6	10.00	9.40	1,030	10.00	9.41	0
Van Eck VIP Global Gold	2014	7.66	6.95	0	7.67	6.98	0
	20134	10.00	7.66	0	10.00	7.67	0
Van Eck VIP Global Hard Assets	2014	7.90	6.16	13,366	7.95	6.20	0
	2013	7.42	7.90	3,035	7.44	7.95	0
	2012	7.45	7.42	0	7.46	7.44	0
	20112	10.00	7.45	0	10.00	7.46	0
Virtus International Series	2014	9.89	9.18	18,155	9.90	9.21	0
	20134	10.00	9.89	9,440	10.00	9.90	0
Virtus Multi-Sector Fixed Income Series	2014	9.66	9.51	943	9.67	9.54	0
	20134	10.00	9.66	0	10.00	9.67	0
Virtus Premium AlphaSectorTM Series	2014	11.30	11.16	1,716	11.31	11.19	0
	20134	10.00	11.30	938	10.00	11.31	0
Virtus Real Estate Securities Series	2014	8.80	11.19	10,294	8.81	11.22	0
	20134	10.00	8.80	2,495	10.00	8.81	0
Virtus Small-Cap Growth Series	2014 5	10.00	11.29	0	10.00	11.30	0
Virtus Strategic Allocation Series	2014	10.92	11.35	0	10.94	11.38	0
	20134	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2014	11.87	12.43	0	11.89	12.48	0
	20133	10.00	11.87	0	10.00	11.89	0
VY Clarion Global Real Estate Portfolio	2014	9.86	10.82	456	9.87	12.00	0
	20133	10.00	9.86	0	10.00	9.87	0
VY Clarion Real Estate Portfolio	2014	9.54	11.96	0	9.56	10.86
	20133	10.00	9.54	0	10.00	9.56	0
Wells Fargo Advantage International Equity VT	2014	10.30	9.41	0	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	20112	10.00	8.13	0	10.00	8.15	0
Wells Fargo Advantage Intrinsic Value VT	2014	12.81	13.65	0	12.88	13.75	0
	2013	10.18	12.81	0	10.21	12.88	0
	2012	8.82	10.18	0	8.83	10.21	0
	20112	10.00	8.82	0	10.00	8.83	0
Wells Fargo Advantage Omega Growth VT	2014	13.30	13.35	0	13.37	13.45	1,687
	2013	9.84	13.30	0	9.88	13.37	1,662
	2012	8.46	9.84	0	8.47	9.88	1,638
	20112	10.00	8.46	0	10.00	8.47	0
Wells Fargo Advantage Opportunity VT	2014	12.90	13.76	0	13.08	13.98	343
	2013	10.22	12.90	0	10.34	13.08	333
	2012	9.16	10.22	0	9.25	10.34	1,248
	2011	10.03	9.16	0	10.11	9.25	0
	2010	8.39	10.03	0	8.44	10.11	0
	2009	5.88	8.39	0	9.50	8.44	0
	2008	10.15	5.88	0	10.17	5.90	0
	2007	10.00	10.15	0	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Wells Fargo Advantage Small Cap Value VT	2014	10.49	10.59	0	10.55	10.67	2,359
	2013	9.46	10.49	0	9.49	10.55	2,315
	2012	8.59	9.46	0	8.60	9.49	1,713
	20112	10.00	8.59	0	10.00	8.60	0
Western Asset Variable Global High Yield Bond	2014	10.09	9.60	0	10.11	9.64	0
	20133	10.00	10.09	0	10.00	10.11	0

1  For the period November 17, 2008 (date of inception) through December 31, 2008.

2  For the period April 18, 2011 (date of inception) through December 31, 2011

3. For the period February 1, 2013 (the date first publicly offered) to December 31, 2013.

4. For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.

5. For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.

6   For the period July 1, 2014 (the date first publicly offered) through December 31, 2014.

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: May 1, 2015

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

After July 1, 2015
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2015, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013C (PRS)	32-70130-03 2015/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small  Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after February 1, 2013), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

sAccumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00297
Net Subaccount Adjustment Per Unit		$0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2015) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2015) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $ 53,000 (for 2015). Salary reduction contributions, if any, are subject to additional annual limits.

4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2014, 2013, and 2012, the Company paid $536,448, $500,216, and $190,798, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and

5

quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® II VARIABLE ANNUITY

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2015

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

After July 1, 2015
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2015, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013E (COMM)	32-70130-05 2015/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 1.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00297
Net Subaccount Adjustment Per Unit		$0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2015). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2015) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2015) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $53,000 (for 2015). Salary reduction contributions, if any, are subject to additional annual limits.

4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2014, 2013, and 2012, the Company paid $536,448, $500,216,  and $190, 798 , respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

5

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 201 4 and 201 3 , and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at and EliteDesigns II Variable Annuity December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

After July 1, 2015
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2015, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

7013A	32-70131-01 2015/05/01

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3

METHOD OF DEDUCTING THE EXCESS CHARGE	3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5

ADMINISTRATIVE SERVICES ARRANGEMENTS	5

PERFORMANCE INFORMATION	5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6

FINANCIAL STATEMENTS	6

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00085
Net Subaccount Adjustment Per Unit		$0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2015. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000 can be made to a 403(b) annuity during the 2015 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2015 is the lesser of (i)  $53,000 or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$18,000 in 2015 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $9,500 in contributions to a traditional 403(b) contract in the same year.

4

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000 (for 2015). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2015) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2015) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $53,000 (for 2015). Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2014, 2013, and 2012, the Company paid $536,448, $500,216,  and $190,798 , respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

5

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 0.70%; (2) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity at and EliteDesigns II Variable Annuity December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements

First Security Benefit Life Insurance and Annuity
Company of New York (A Wholly Owned
Subsidiary of Security Benefit Corporation)
Years Ended December 31, 2014, 2013, and 2012
With Report of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Financial Statements

Years Ended December 31, 2014, 2013, and 2012

Contents

Report of Independent Auditors	1

Financial Statements

Balance Sheets	3
Statements of Operations	5
Statements of Comprehensive Income	6
Statements of Changes in Stockholder’s Equity	7
Statements of Cash Flows	8
Notes to Financial Statements	9

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), a wholly owned subsidiary of Security Benefit Corporation, which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2014, 2013, and 2012, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and the results of its operations and its cash flows for the years ended December 31, 2014, 2013, and 2012 in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

April 28, 2015

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Balance Sheets

	December 31
	2014	2013
	(In Thousands,
	Except Share Amounts)
Assets
Investments:
Securities available for sale:
Fixed maturities	$320,890	$143,106
Equities	2,809	3,362
Securities fair value option:
Fixed maturities	158,743	144,714
Equities	2,085	1,756
Policy loans	125	99
Short-term investments	–	630
Cash and cash equivalents	66,926	162,790
Total investments	551,578	456,457

Accrued investment income	2,867	2,035
Deferred income tax asset	1,253	2,629
Reinsurance recoverable	166,023	155,613
Deferred policy acquisition costs	12,021	10,239
Value of business acquired	3,215	3,656
Other assets	476	5,966
Separate account assets	141,699	146,255
Total assets	$879,132	$782,850

3

	December 31
	2014	2013
	(In Thousands,
	Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$519,998	$440,689
Funds withheld	167,391	157,082
Other liabilities	9,916	3,518
Separate account liabilities	141,699	146,255
Total liabilities	839,004	747,544

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible
shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	34,547	34,547
Accumulated other comprehensive income (loss)	386	(3,106)
Retained earnings	3,195	1,865
Total stockholder’s equity	40,128	35,306

Total liabilities and stockholder’s equity	$879,132	$782,850

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Operations

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Revenues:
Net investment income	$8,462	$3,372	$396
Asset-based fees	1,389	1,348	1,354
Other product charges	1,199	1,251	$1,348
Net realized/unrealized gains (losses)	35	(524)	18
Other revenues	100	104	91
Total revenues	11,185	5,551	3,207

Benefits and expenses:
Interest credited to annuity account balances	7,051	3,353	592
Other benefits	14	169	38
Total benefits	7,065	3,522	630

Commissions and other operating expenses	1,953	1,808	1,071
Amortization of deferred policy acquisition costs,
and value of business acquired	318	876	722
Total benefits and expenses	9,336	6,206	2,423

Income (loss) before income tax expense (benefit)	1,849	(655)	784
Income tax expense (benefit)	519	(291)	(227)
Net income (loss)	$1,330	$(364)	$1,011

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Comprehensive Income

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Net income (loss)	$1,330	$(364)	$1,011
Other comprehensive income (loss), net of income tax
Net unrealized and realized gains (losses)
on available-for-sale securities	4,018	(3,352)	95
Net effect of unrealized gains (losses) on:
Deferred policy acquisition costs and
value of business acquired	(533)	126	(85)
Policy reserves and annuity account values	7	(19)	14
Other comprehensive income (loss)	3,492	(3,245)	24
Comprehensive income (loss)	$4,822	$(3,609)	$1,035

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Equity
	(In Thousands)
Balance at January 1, 2012	$2,000	$9,547	$115	$1,218	$12,880
Net income	–	–	–	1,011	1,011
Other comprehensive income	–	–	24	–	24
Balance at December 31, 2012	2,000	9,547	139	2,229	13,915
Capital contribution from parent	–	25,000	–	–	25,000
Net loss	–	–	–	(364)	(364)
Other comprehensive loss	–	–	(3,245)	–	(3,245)
Balance at December 31, 2013	2,000	34,547	(3,106)	1,865	35,306
Net income	–	–	–	1,330	1,330
Other comprehensive income	–	–	3,492	–	3,492
Balance at December 31, 2014	$2,000	$34,547	$386	$3,195	$40,128

See accompanying notes.

7

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Cash Flows

	Year Ended December 31
	2014	2013	2012
		(In Thousands)
Operating activities
Net income (loss)	$1,330	$(364)	$1,011
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Interest credited to annuity account balances	7,051	3,353	592
Policy acquisition costs deferred	(2,662)	(7,125)	(2,983)
Amortization of deferred policy acquisition costs,
and value of business acquired	318	876	722
Amortization of investment premiums and discounts	(1,723)	(1,324)	(19)
Deferred income taxes	(503)	237	(817)
Net purchases of securities, fair value option	(3,679)	(56,469)	(91,983)
Net realized/unrealized losses (gains)	(156)	471	(1,128)
Other changes in operating assets and liabilities	992	729	(750)
Change in funds withheld	10,309	2,941	153,986
Net cash and cash equivalents provided by (used in) operating activities	11,277	(56,675)	58,631

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	69,316	56,511	8,934
Equity securities available for sale	695	2,053	–
	70,011	58,564	8,934
Acquisitions of investments:
Bonds available for sale	(240,117)	(194,276)	(1,499)
Equity securities available for sale	–	(5,681)	–
	(240,117)	(199,957)	(1,499)

Net sales (purchases) of short-term investments	625	(626)	–
Net (increase) decrease in policy loans	(26)	(31)	22
Net cash and cash equivalents provided by (used in) investing activities	(169,507)	(142,050)	7,457

Financing activities
Deposits to annuity account balances	80,956	204,854	69,242
Withdrawals from annuity account balances	(18,590)	(5,707)	(1,082)
Capital contribution from parent	–	25,000	–
Net cash and cash equivalents provided by financing activities	62,366	224,147	68,160

Increase (decrease) in cash and cash equivalents	(95,864)	25,422	134,248
Cash and cash equivalents at beginning of year	162,790	137,368	3,120
Cash and cash equivalents at end of year	$66,926	$162,790	$137,368

Supplemental disclosures of cash flow information
Cash paid during the year for:
Income taxes	$560	$–	$883

See accompanying notes.

8

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC).

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; amortization of deferred policy acquisition costs (DAC) and the value of business acquired (VOBA); calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent.

Recently Issued Accounting Pronouncement

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including industry-specific guidance.  The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for the good or service.  The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract.  Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard, which becomes effective for fiscal years beginning after December 15, 2016; early adoption is not permitted.  Therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2017.  The Company is currently evaluating the impacts of this new guidance on the financial statements.

9

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Fixed maturities include bonds and asset-backed securities.  Fixed maturities are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income (AOCI) in the statement of comprehensive income, with the corresponding adjustments related to DAC, VOBA, policy reserves and annuity account values and net of applicable income taxes. The adjustment related to DAC, VOBA, and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.

The Company utilizes the fair value option for certain fixed maturities segregated to support the funds withheld reinsurance liability (see Note 10) and certain fixed maturity securities that have embedded derivative features.  The change in fair value of these financial instruments is recognized through net realized/unrealized gains (losses) in the statement of operations.

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition, unrealized capital gains and losses related to the fair value option securities are reported as a component of net realized/unrealized gains (losses) in the statement of operations.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Policy loans are reported at unpaid principal.

10

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Asset and Liability Derivatives

The Company has entered into a coinsurance with funds withheld reinsurance arrangement containing an embedded derivative whose fair value is based on the change in the fair value of the underlying segregated assets. The embedded derivative within the coinsurance funds withheld reinsurance arrangement is included in the other assets and other liabilities in the balance sheets.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument.  Embedded derivatives, which are reported with the host instrument in the balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the statements of operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisitions (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.

11

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges. The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 10, the GMWB embedded derivative reserves and the GMIB benefit reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0%

12

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

to 3.0% during 2014, 1.00% to 2.30% during 2013, and 1.00% to 3.85% during 2012. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying financial statements, premiums, benefits, settlement expenses, and DAC are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense (benefit), is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

13

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Superintendent of the Department (the Superintendent) has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices. Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $25.6 million and $30.6 million at December 31, 2014 and 2013, respectively. Statutory net losses of the insurance operations were $3.9 million, $3.8 million and $2.9 million, for the years ended December 31, 2014, 2013, and 2012, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the Superintendent. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Superintendent is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2015, the Company is not allowed to pay dividends without prior approval of the Superintendent.

14

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reclassifications

In the prior year’s statement of operations, investment expense was reclassified from commissions and other operating expense to net investment income; other product charges were reclassified out of asset-based fees; other revenues were reclassified out of asset-based fees to conform to the current year’s presentation.

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of fixed maturities and equity securities available for sale as of December 31, 2014 and 2013, is as follows:

	2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	$ 29,606	$ 64	$ 60	$ 29,610
Obligations of government-sponsored enterprises	42,496	507	237	42,766
Corporate	152,219	905	597	152,527
Municipal obligations	7,259	88	14	7,333
Commercial mortgage-backed	12,699	288	7	12,980
Residential mortgage-backed	15,427	187	266	15,348
Collateralized debt obligations	2,840	76	2	2,914
Other asset-backed obligations	57,213	401	202	57,412
Total fixed maturities	$319,759	$ 2,516	$ 1,385	$320,890

Equity securities:
Financial	$ 2,880	$ 36	$ 107	$ 2,809
Total equity securities	$ 2,880	$ 36	$ 107	$ 2,809

15

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

	2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	$ 12,468	$ –	$ 948	$ 11,520
Obligations of government-sponsored enterprises	27,817	87	1,855	26,049
Corporate	33,390	118	1,128	32,380
Obligations of foreign governments	722	–	82	640
Municipal obligations	9,922	9	431	9,500
Commercial mortgage-backed	10,754	29	375	10,408
Residential mortgage-backed	18,145	93	579	17,659
Collateralized debt obligations	2,020	36	22	2,034
Other asset-backed obligations	32,806	195	85	32,916
Total fixed maturities	$148,044	$ 567	$ 5,505	$143,106

Equity securities:
Financial	$ 3,611	$ –	$ 249	$ 3,362
Total equity securities	$ 3,611	$ –	$ 249	$ 3,362

The amortized cost and fair value of fixed maturities available for sale at December 31, 2014, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due after one year through five years	$148,668	$148,787
Due after five years through ten years	23,757	23,902
Due after ten years	16,659	16,781
Mortgage-backed and other asset-backed securities	130,675	131,420
	$319,759	$320,890

16

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

For fixed maturities and equity securities available for sale with unrealized losses as of December 31, 2014 and 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2014
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$8,660	$13	$2,132	$47	$10,792	$60
Obligations of government-sponsored enterprises	8,077	19	5,720	218	13,797	237
Corporate	66,080	402	9,500	195	75,580	597
Municipal obligations	1,974	12	123	2	2,097	14
Commercial mortgage-backed	–	–	745	7	745	7
Residential mortgage-backed	2,903	18	6,983	248	9,886	266
Collateralized debt obligations	498	2	–	–	498	2
Other asset-backed obligations	20,668	160	4,541	42	25,209	202
Total fixed maturities, available for sale	$108,860	$626	$29,744	$759	$138,604	$1,385

Number of securities with unrealized losses		88		71		159
Percent investment grade (AAA through BBB-)		92%		75%		89%

Total equity securities available for sale	$–	$–	$1,958	$107	$1,958	$107

17

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$11,520	$948	$–	$–	$11,520	$948
Obligations of government-sponsored enterprises	20,525	1,854	96	1	20,621	1,855
Corporate	25,852	1,128	–	–	25,852	1,128
Obligations of foreign governments	641	82	–	–	641	82
Municipal obligations	7,661	431	–	–	7,661	431
Commercial mortgage-backed	7,580	375	–	–	7,580	375
Residential mortgage-backed	14,009	579	–	–	14,009	579
Collateralized debt obligations	805	22	–	–	805	22
Other asset-backed obligations	11,673	85	–	–	11,673	85
Total fixed maturities, available for sale	$100,266	$5,504	$96	$1	$100,362	$5,505

Number of securities with unrealized losses		183		3		186
Percent investment grade (AAA through BBB-)		85%		–%		85%

Total equity securities available for sale	$3,362	$249	$–	$–	$3,362	$249

The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity

18

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

securities, the Company’s ability and intent to hold the security until it recovers in value.  For asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. Based upon this evaluation, the Company has determined it has the ability and intent to hold these investments until a recovery of fair value occurs.

To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities the Company intends to sell or it is more likely than not the Company will be required to sell before the recovery of the amortized cost basis, the Company recognizes an other-than-temporary impairment (OTTI) equal to the difference between the amortized cost and fair value in net income. For debt securities the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI. At December 31, 2014, fixed maturities available for sale with a fair value of $571,000 were held in joint custody with the New York Department of Financial Services to comply with statutory regulations.

19

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Interest on fixed maturities – available for sale	$9,045	$3,516	$436
Interest on fixed maturities – fair value option	7,025	6,390	3,351
Dividends on equities – available for sale	154	157	–
Dividends on equities – fair value option	80	105	56
Other	25	33	50
Total	16,329	10,201	3,893
Less: Investment expenses	762	329	48
Ceded to reinsurer	7,105	6,500	3,449
Net investment income	$8,462	$3,372	$396

Proceeds from the sale of fixed maturities and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Proceeds from sales	$28,396	$49,692	$3,688
Gross realized gains	498	417	83
Gross realized losses	(342)	947	–

20

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC and VOBA, consist of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturities	$170	$(491)	$83
Equity securities	(14)	(39)	–
Total realized gains (losses), available for sale	156	(530)	83

Realized gains, fair value option:
Fixed maturities	121	53	1,037
Equity securities	–	–	73
Total realized gains, fair value option	121	53	1,110

Holding gains (losses):
Fixed maturities, fair value option	9,428	(9,030)	4,913
Equity securities, fair value option	129	(227)	58
Embedded derivative on reinsurance contracts	(9,557)	9,257	(4,971)
Total holding gains (losses)	–	–	–
Gross realized/unrealized gains (losses)	277	(477)	1,193

Related impact on DAC and VOBA	(121)	6	(65)
Net ceded reinsurance gains	(121)	(53)	(1,110)
Net realized/unrealized gains (loss)	$35	$(524)	$18

There were no outstanding agreements to sell securities at December 31, 2014.

As of December 31, 2014 and 2013, the Company pledged securities and cash with a market value of approximately $9.2 million and $8.7 million, respectively, as collateral in relation to its reinsurance agreement (see Note 10).

21

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

3. Derivative Instruments

The Company recognizes all derivative instruments, such as embedded derivatives, in the balance sheets at fair value.

The Company entered into a coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), an affiliate (see Note 10). Under ASC 815, the Company’s funds withheld liability contains an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative has characteristics similar to a total return swap; as the Company cedes the total return on a designated investment portfolio to the reinsurer, the reinsurer assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative associated with the funds withheld liability is equal to the value of the unrealized gains or losses on the segregated assets which support the liability.

The Company has certain variable annuity guaranteed living benefits (GLB) products with a GMWB feature that is an embedded derivative. The Company has reinsured 100% of this GLB feature with SBL. Certain features of this guarantee have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 and ASC 820, Fair Value Measurements. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of the GLB feature.

The fair value of the embedded derivative for the GMWB feature is included in policy reserves and annuity account values in the balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld and reinsurance coinsurance arrangements is included in other assets and other liabilities in the balance sheets.

22

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative instruments classified as assets and liabilities in the balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2014	2013	2014	2013
	(In Thousands)
Embedded derivatives:
GMWB reserve	$–	$–	$525	$306
Reinsurance contracts	–	4,592	4,746	–
Total derivative instruments	$–	$4,592	$5,271	$306

The changes in the market value of the embedded derivative for the GMWB reserve is included in other benefits in the statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld reinsurance arrangement is included in net realized/unrealized gains (losses) in the statements of operations. The change in the fair value of the embedded derivative coinsurance arrangement with SBL is included in other benefits in the statements of operations.

The following table shows the change in the fair value of derivatives in the statements of operations for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Embedded derivatives:
GMWB reserve	$(219)	$483	$22
Reinsurance contracts	(9,338)	8,774	(4,993)
Total change in derivative instruments	$(9,557)	$9,257	$(4,971)

23

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

4. Deferred Policy Acquisition Costs

An analysis of the DAC asset balance is presented below for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Balance at beginning of the year	$10,239	$3,086	$124
Cost deferred during the year	2,662	7,125	2,983
Imputed interest	323	296	30
(Amortized) accreted to expense	(273)	(394)	70
Effect of realized (gain) loss	(120)	1	(31)
Effect of unrealized (gain) loss	(810)	125	(90)
Balance at end of the year	$12,021	$10,239	$3,086

24

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

5. Value of Business Acquired

An analysis of the VOBA asset balance is presented below for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Balance at beginning of the year	$3,656	$4,346	$5,188
Imputed interest	179	213	292
Amortized to expense	(547)	(992)	(1,114)
Effect of realized (gain) loss	(1)	6	(34)
Effect of unrealized (gain) loss	(72)	83	14
Balance at end of the year	$3,215	$3,656	$4,346

The weighted average amortization period is 19 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2015	$ 375
2016	293
2017	245
2018	220
2019	213

25

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

6. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pre-Tax	Tax	After-Tax
	(In Thousands)
Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$188	$(82)	$106
Reclassification adjustment for gains included in net income	(18)	7	(11)
Net effect of unrealized gains and losses on:
DAC and VOBA	(141)	56	(85)
Policy reserves and annuity account values	22	(8)	14
Total other comprehensive income for the period ended December 31, 2012	$51	$(27)	$24

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(6,080)	$2,408	$(3,672)
Reclassification adjustment for losses included in net income	530	(210)	320
Net effect of unrealized gains and losses on:
DAC and VOBA	208	(82)	126
Policy reserves and annuity account values	(32)	13	(19)
Total other comprehensive loss for the period ended December 31, 2013	$(5,374)	$2,129	$(3,245)

Other comprehensive income for the year ended December 31, 2014:
Unrealized losses on available-for-sale securities	$6,207	$(2,210)	$3,997
Reclassification adjustment for losses included in net income	35	(14)	21
Net effect of unrealized gains and losses on:
DAC and VOBA	(882)	349	(533)
Policy reserves and annuity account values	11	(4)	7
Total other comprehensive income for the period ended December 31, 2014	$5,371	$(1,879)	$3,492

26

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

6. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available-for-Sale Securities
(In Thousands)
Accumulated other comprehensive income at January 1, 2012	$115
Other comprehensive income before reclassifications	35
Amounts reclassified from accumulated other comprehensive income (1)	(11)
Accumulated other comprehensive income at December 31, 2012	139

Other comprehensive loss before reclassifications	(3,565)
Amounts reclassified from accumulated other comprehensive income (1)	320
Accumulated other comprehensive loss at December 31, 2013	(3,106)

Other comprehensive income before reclassifications	3,471
Amounts reclassified from accumulated other comprehensive income (1)	21
Accumulated other comprehensive income at December 31, 2014	$386

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized gains (losses) and income tax expense on the statements of operations.

7. Income Taxes

For the years ended December 31, 2014, 2013, and 2012, the Company filed separate federal and state income tax returns. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2011. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.

27

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

7. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, VOBA, and unrealized capital gains and losses on fixed maturities available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. For the years ended December 31, 2014, 2013, and 2012, there were no interest or penalties recognized.

As of December 31, 2014 and 2013, the Company has no unrecognized tax benefits.

Income tax expense (benefit) in the statements of operations consists of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Current tax expense (benefit)	$1,022	$(528)	$590
Deferred tax expense (benefit)	(503)	237	(817)
Income tax expense (benefit)	$519	$(291)	$(227)

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and change in valuation allowance.

28

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

7. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following as of December 31:

	2014	2013
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$4,864	$2,850
Investment losses	370	4,221
Reinsurance derivative	2,088	–
Net operating loss	144	687
Other	3	3
Total deferred income tax assets	7,469	7,761
Valuation allowance	–	(72)
Net deferred income tax assets	7,469	7,689

Deferred income tax liabilities:
Deferred policy acquisition costs	2,212	1,667
Value of business acquired	1,274	1,448
Investment gains	2,645	119
Reinsurance derivative	–	1,796
Future policy benefits	56	–
Other	29	30
Total deferred income tax liabilities	6,216	5,060
Net deferred income tax asset	$1,253	$2,629

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded a valuation allowance of $0 at December 31, 2014, and $72,000 at December 31, 2013.

At December 31, 2014, there was a state net operating loss (NOL) carryforward of $2.0 million that will expire in 2028.

29

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

8. Related-Party Transactions

During the years ended December 31, 2014, 2013, and 2012, the Company received $225,000, $232,000, and $248,000, respectively, from affiliates and affiliated sponsored mutual funds for revenue sharing fees. These revenues are included in asset-based fees in the statements of operations.

During the years ended December 31, 2014, 2013, and 2012, the Company received $81,000, $78,000 and $67,000, respectively, from affiliates for administrative services. These fees are included in other revenues in the statements of operations.

During the years ended December 31, 2014, 2013, and 2012, the Company paid $827,000, $692,000, and $337,000, respectively, to affiliates for providing management and administrative services. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), an affiliate, to perform investment advisory services. During the years ended December 31, 2014, 2013, and 2012, the Company paid fees of $656,000, $294,000 and $44,000, respectively, for the services performed. These fees are included in commissions and other operating expenses in the statements of operations.

The Company had a payable to its affiliates of $168,000 as of December 31, 2014.  The Company had a receivable from its affiliates of $157,000 as of December 31, 2013.

The Company received $25.0 million in capital contributions from SBC during the year ended December 31, 2013.

9. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC 820, Fair Value Measurements and Disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents and separate account assets.

30

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities, other U.S. government securities, equity securities, and debt securities and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. Level 3 assets include certain debt securities and asset-backed securities priced using broker quotes or other methods that use unobservable inputs. Level 3 liabilities include embedded derivative instruments.

Determination of Fair Value

Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.

Cash Equivalents

Cash equivalents include fixed maturities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company’s valuation is consistent with the fixed maturities process.

31

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Fixed Maturities

Fixed maturities include bonds and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors, to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity Securities

Equity securities include non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include fixed maturities with an original maturity greater than 90 days but less than one year. Fair values of short-term investments are determined in a manner consistent with the fixed maturities process previously discussed.

32

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Separate Account Assets

Fair values of equity securities within the separate accounts are determined using quoted prices in active markets for identical assets, and are reflected in Level 1.

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contacts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld reinsurance arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

33

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Assets and Liabilities Measured and Reported at Fair Value

The following table presents categories reported at fair value:

	December 31, 2014
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$56,556	$56,556	$–	$–
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	38,038	–	38,038	–
Obligations of government-sponsored enterprises	56,531	–	56,531	–
Corporate	226,247	–	199,863	26,384
Obligations of foreign governments	1,478	–	1,478	–
Municipal obligations	30,352	–	30,352	–
Commercial mortgage-backed	23,795	–	21,933	1,862
Residential mortgage-backed	21,119	–	20,941	178
Collateralized debt obligations	3,485	–	3,235	250
Other asset-backed obligation	78,588	–	71,157	7,431
Total fixed maturities	479,633		443,528	36,105
Equity securities:
Financial	4,894	–	4,894	–
Separate account assets	141,699	141,699	–	–
Total assets	$682,782	$198,255	$448,422	$36,105

Liabilities:
Embedded derivatives:
GMWB reserve	$525	$–	$–	$525
Reinsurance derivative liability	4,746	–	–	4,746
Total liabilities	$5,271	$–	$–	$5,271

34

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

	December 31, 2013
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$89,999	$89,999	$–	$–
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	17,778	–	17,778	–
Obligations of government-sponsored enterprises	36,091	–	34,474	1,617
Corporate	103,219	–	88,095	15,124
Obligations of foreign governments	1,923	–	1,923	–
Municipal obligations	29,662	–	29,662	–
Commercial mortgage-backed	19,038	–	14,927	4,111
Residential mortgage-backed	24,014	–	24,014	–
Collateralized debt obligations	2,788	–	–	2,788
Other asset-backed obligation	53,307	–	35,619	17,688
Total fixed maturities	287,820	–	246,492	41,328
Equity securities:
Financial	5,118	–	5,118	–
Short-term investments	630	–	630	–
Reinsurance derivative asset	4,592	–	–	4,592
Separate account assets	146,255	146,255	–	–
Total assets	$534,414	$236,254	$252,240	$45,920

Liabilities:
Embedded derivatives:
GMWB reserve	$306	$–	$–	$306
Total liabilities	$306	$–	$–	$306

35

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2014, is as follows:

							Change in
		Total Realized/Unrealized					Unrealized
		Gains and Losses					Gains and
		Included in		Purchases,			Losses in
	Balance at	Included	Other	Issuances,		Balance at	Net Income
	January 1,	in	Comprehensive	Sales, and		December 31,	for Positions
	2014	Net Income(1)	Income	Settlements	Transfers	2014	Still Held
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$1,617	$ 46	$ 74	$ (13)	$(1,724)	$ –	$ 44
Corporate	15,124	274	248	8,539	2,199	26,384	335
Commercial mortgage-backed	4,111	256	49	892	(3,446)	1,862	14
Residential Mortgage-backed	–	(2)	(4)	184	–	178	–
Collateralized debt obligations	2,788	135	62	(64)	(2,671)	250	14
Other asset-backed obligation	17,688	401	(49)	(2,206)	(8,403)	7,431	(18)
Total fixed maturities	41,328	1,110	380	7,332	(14,045)	36,105	389
Reinsurance derivative asset	4,592	(4,592)	–	–	–	–	(4,592)
Total assets	$45,920	$(3,482)	$ 380	$7,332	$(14,045)	$36,105	$(4,203)

Liabilities:
Embedded derivatives:
GMWB reserves	$ 306	$ 219	$ –	$ –	$ –	$ 525	$ 219
Reinsurance derivative liability	–	4,746	–	–	–	4,746	4,746
Total liabilities	$ 306	$4,965	$ –	$ –	$ –	$5,271	$4,965

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) in the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in other benefits in the statements of operations.

36

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2014, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$ –	$ –	$ 13	$ –	$ (13)
Corporate	9,670	–	1,131	–	8,539
Commercial mortgage-backed	1,000	–	108	–	892
Residential mortgage- backed	236	–	52	–	184
Collateralized debt obligations	668	–	732	–	(64)
Other asset-backed obligations	2,231	–	4,437	–	(2,206)
Total assets	$ 13,805	$ –	$ 6,473	$ –	$ 7,332

37

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2013, is as follows:

							Change in
		Total Realized/Unrealized					Unrealized
		Gains and Losses					Gains and
		Included in		Purchases,			Losses in
	Balance at	Included	Other	Issuances,		Balance at	Net Income
	January 1,	in	Comprehensive	Sales, and		December 31,	for Positions
	2013	Net Income(1)	Income	Settlements	Transfers	2013	Still Held
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$ –	$ 1	$ (36)	$ 1,204	$ 448	$ 1,617	$ –
Corporate	4,282	(351)	(195)	11,563	(175)	15,124	(344)
Commercial mortgage-backed	1,576	(156)	(11)	2,702	–	4,111	(185)
Collateralized debt obligations	–	32	13	2,743	–	2,788	(11)
Other asset-backed obligation	7,265	14	127	14,026	(3,744)	17,688	(214)
Total fixed maturities	13,123	(460)	(102)	32,238	(3,471)	41,328	(754)
Reinsurance derivative asset	–	4,592	–	–	–	4,592	4,592
Total assets	$ 13,123	$ 4,132	$(102)	$ 32,238	$ (3,471)	$ 45,920	$ 3,838

Liabilities:
Embedded derivatives:
GMWB reserves	$ 789	$ (483)	$ –	$ –	$ –	$ 306	$ (483)
Reinsurance derivative liability	4,182	(4,182)	–	–	–	–	(4,182)
Total liabilities	$ 4,971	$ (4,665)	$ –	$ –	$ –	$ 306	$ (4,665)

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) in the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in other benefits in the statements of operations.

38

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$1,206	$–	$2	$–	$1,204
Corporate	11,907	–	344	–	11,563
Commercial mortgage-backed	3,515	–	813	–	2,702
Collateralized debt obligations	3,162	–	419	–	2,743
Other asset-backed obligations	14,554	–	528	–	14,026
Total assets	$34,344	$–	$2,106	$–	$32,238

39

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2014, are as follows:

	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1		Transfers Out of Level 3 Into Level 2
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$–	$–	$–	$–		$–	$1,724
Corporate	–	–	–	3,558		–	1,359
Commercial mortgage-backed	–	–	–	149		–	3,595
Collateralized debt obligations	–	–	–	–		–	2,671
Other asset-backed obligation	–	–	–	3,427		–	11,830
Total Fixed maturities	$–	$–	$–	$7,134	$		$21,179

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2013, are as follows:

	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1	Transfers Out of Level 3 Into Level 2
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$–	$–	$–	$448	$–	$–
Corporate	–	–	–	–	–	175
Other asset-backed obligation	–	–	–	225	–	3,969
Total Fixed maturities	$–	$–	$–	$673	$–	$4,144

40

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

During 2014 and 2013, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

The transfers between levels are determined as of the end of the period for which the transfer was completed.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2014
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturities:
Corporate	$ 4,113	Discounted Cash Flow	Credit spread	140 – 325 [233] basis points (bps)
	2,234	Market Comparables	Earnings before interest, taxes, depreciation and amortization multiple	12.0x
			Liquidity adjustment	100 bps
Residential mortgage-backed securities	178	Odd Lot Discount	Discount Rate	0.05%
Other asset-backed obligation	298	Discounted cash flow	Credit spread	263 bps
Total fixed maturities	6,823
Total assets	$ 6,823

41

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

As of December 31, 2014
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
(In Thousands)
Liabilities:
Embedded derivatives:
GMWB reserves	$ 525	Discounted cash flow	Own credit spread	119 bps
			Long-term equity market volatility	Market consistent
Reinsurance derivative liability	4,746	See Note (1)
Total liabilities	$ 5,271

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$ 449	Comparable price	Trade price	90 basis points (bps)
Corporate	4,927	Discounted cash flow	Credit spread	140–412 [279] bps
Other asset-backed obligation	249	Discounted cash flow	Credit spread	389 bps
Total fixed maturities	5,625
Reinsurance derivative asset	4,592	See Note (1)
Total assets	$ 10,217

Liabilities:
Embedded derivatives:	$ 306	Discounted cash flow	Own credit spread	144 bps
GMWB reserves			Long-term equity market volatility	Market consistent
Total liabilities	$ 306

42

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and GMWB reserves ceded to SBL (see Note 3).
(2)	The tables above exclude certain securities for which the fair value of $29.3 million and $35.7 million as of December 31, 2014 and 2013, respectively, was based on non-binding broker quotes.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset. Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value but required to be disclosed at fair value are as follows:

	December 31, 2014
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$125	$126	$–	$–	$126
Individual and group annuities	(344,652)	(319,572)	–	–	(319,572)
Separate account liabilities	(141,699)	(141,699)	(141,699)	–	–

43

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$99	$99	$–	$–	$99
Individual and group annuities	(275,683)	(237,356)	–	–	(237,356)
Separate account liabilities	(146,255)	(146,255)	(146,255)	–	–

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include annuity and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

44

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

10. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Reinsurance assumed:
Premiums received	$547	$205	$13,544
Commissions paid	$–	$–	$611
Claims paid	$–	$–	$–
Surrenders paid	$435	$624	$9,974

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Reinsurance ceded:
Premiums paid	$20,081	$17,688	$16,283
Commissions received	$1,094	$717	$733
Claim recoveries	$–	$2	$10
Surrenders recovered	$15,950	$21,735	$11,624

The value of the Company’s individual life insurance and the living benefit riders are reinsured 100% with SBL. As of December 31, 2014 and 2013, the funds withheld associated with this reinsurance agreement was $956,000 and $999,000, respectively.

As of December 31, 2014 and 2013, the value of the Company’s funds withheld under the indemnity retrocession agreement with GLAC was $166.4 million and $156.1 million. This amount is included in the funds withheld liability in the balance sheet.

At December 31, 2014 and 2013, the Company had established receivables totaling $166.0 milion and $155.9 million respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2014 and 2013, was $155,000 and $156,000, respectively.

45

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

11. Insurance Liabilities

The major components of policy reserves and annuity account values in the balance sheets are summarized as follows as of December 31:

	2014	2013
	(In Thousands)
Liabilities for individual annuities	$519,893	$440,585
Life and other reserves	105	104
Total policy reserves and annuity account values	$519,998	$440,689

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2014			2013
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)
Return of premium	$72,823	$465	67	$78,759	$723	66
Step-up	59,719	1,497	67	66,495	2,421	66
Total GMDB	$132,542	$1,962	67	$145,254	$3,144	66

The determination of GMDB guarantees on variable annuity contracts is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2014 and 2013 were $966,000 and $1,179,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the balance sheets as of December 31, 2014 and 2013.

46

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

12. Commitments and Contingencies

The Company has no aggregate future lease commitments at December 31, 2014 or the years thereafter.  During the years ended December 31, 2014, 2013, and 2012 the Company paid $33,000, $37,000, and $32,000 respectively, for office rent expense. This expense is included in commissions and other operating expenses in the statements of operations.

Other legal and regulatory matters:  In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

13. Subsequent Events

Subsequent events have been evaluated through April 13, 2015, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2014. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

47

Financial Statements
Variable Annuity Account A -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2014
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2014

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3

Statements of Operations	38

Statements of Changes in Net Assets	78

Notes to Financial Statements	138

1. Organization and Significant Accounting Policies	138

2. Variable Annuity Contract Charges	166

3. Summary of Unit Transactions	167

4. Financial Highlights	175

5. Subsequent Events	213

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the subaccounts as listed in Note 1, as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP
April 30, 2015

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets

December 31, 2014

	Alger Capital Appreciation	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Mid Cap Value	American Funds IS Blue Chip Income and Growth (a)
Assets:
Mutual funds, at market value	$314,151	$110,943	$130,500	$173,579	$5,888
Investment income receivable	-	-	-	-	-
Net assets	$314,151	$110,943	$130,500	$173,579	$5,888

Units outstanding:
EliteDesigns 0 Year	19,046	8,216	8,821	8,288	543
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,863	1,463	-	4,553	-
Total units	21,909	9,679	8,821	12,841	543

Unit value:
EliteDesigns 0 Year	$14.65	$11.50	$14.79	$14.51	$10.84
EliteDesigns 5 Year	$14.76	$11.54	$14.90	$14.62	$10.85
EliteDesigns II	$12.33	$11.27	$11.67	$11.71	$10.77

Mutual funds, at cost	$319,817	$114,818	$99,989	$152,703	$6,156
Mutual fund shares	4,548	9,323	12,895	8,745	402

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	American Funds IS Growth (a)	American Funds IS New World (a)	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.
Assets:
Mutual funds, at market value	$32,511	$7,728	$170,790	$206,009	$306,633
Investment income receivable	-	-	-	-	1,486
Net assets	$32,511	$7,728	$170,790	$206,009	$308,119

Units outstanding:
EliteDesigns 0 Year	3,063	-	-	8,086	29,878
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	861	15,400	11,987	-
Total units	3,063	861	15,400	20,073	29,878

Unit value:
EliteDesigns 0 Year	$10.62	$9.04	$13.04	$10.45	$10.31
EliteDesigns 5 Year	$10.63	$9.06	$13.14	$10.53	$10.35
EliteDesigns II	$10.54	$8.98	$11.09	$10.14	$10.12

Mutual funds, at cost	$32,238	$8,180	$167,796	$219,656	$317,528
Mutual fund shares	408	376	15,683	14,538	41,270

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Deutsche Global Growth VIP (c)	Deutsche Global Small Cap VIP (c)	Deutsche Government & Agency Securities VIP (c)	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio
Assets:
Mutual funds, at market value	$8,092	$8,294	$12,134	$177,158	$137,766
Investment income receivable	-	-	-	-	-
Net assets	$8,092	$8,294	$12,134	$177,158	$137,766

Units outstanding:
EliteDesigns 0 Year	-	729	1,251	18,516	13,017
EliteDesigns 5 Year	790	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	790	729	1,251	18,516	13,017

Unit value:
EliteDesigns 0 Year	$10.17	$11.38	$9.69	$9.57	$10.58
EliteDesigns 5 Year	$10.25	$11.47	$9.76	$9.60	$10.62
EliteDesigns II	$10.44	$10.28	$9.88	$9.61	$10.21

Mutual funds, at cost	$7,882	$8,340	$12,155	$178,627	$141,643
Mutual fund shares	733	580	1,029	16,541	12,456

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index
Assets:
Mutual funds, at market value	$80,672	$44,455	$436,174	$29,060	$79,602
Investment income receivable	-	-	-	-	-
Net assets	$80,672	$44,455	$436,174	$29,060	$79,602

Units outstanding:
EliteDesigns 0 Year	8,107	4,771	33,188	2,250	4,904
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	1,437
Total units	8,107	4,771	33,188	2,250	6,341

Unit value:
EliteDesigns 0 Year	$9.95	$9.32	$13.14	$12.91	$12.95
EliteDesigns 5 Year	$9.99	$9.35	$13.19	$12.96	$13.00
EliteDesigns II	$9.86	$9.33	$11.52	$11.07	$11.21

Mutual funds, at cost	$85,082	$44,618	$425,622	$28,145	$71,625
Mutual fund shares	6,877	4,367	18,989	1,592	4,326

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Eaton Vance VT Floating-Rate Income (a)	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund
Assets:
Mutual funds, at market value	$20,685	$104,889	$93,092	$13,314	$539,625
Investment income receivable	-	-	-	-	-
Net assets	$20,685	$104,889	$93,092	$13,314	$539,625

Units outstanding:
EliteDesigns 0 Year	2,117	10,108	7,072	1,101	36,817
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	4,795
Total units	2,117	10,108	7,072	1,101	41,612

Unit value:
EliteDesigns 0 Year	$9.77	$10.38	$13.16	$12.10	$13.13
EliteDesigns 5 Year	$9.78	$10.54	$13.38	$12.19	$13.34
EliteDesigns II	$9.71	$9.84	$9.95	$11.16	$11.69

Mutual funds, at cost	$20,912	$103,998	$93,042	$13,458	$499,840
Mutual fund shares	2,251	9,433	13,551	802	14,704

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Assets:
Mutual funds, at market value	$11,464	$37,257	$136,945	$288,592	$5,167
Investment income receivable	-	-	-	-	-
Net assets	$11,464	$37,257	$136,945	$288,592	$5,167

Units outstanding:
EliteDesigns 0 Year	838	3,312	3,350	21,151	522
EliteDesigns 5 Year	-	-	1,839	-	-
EliteDesigns II	-	518	5,335	-	-
Total units	838	3,830	10,524	21,151	522

Unit value:
EliteDesigns 0 Year	$13.68	$9.66	$14.69	$13.64	$9.90
EliteDesigns 5 Year	$13.78	$9.70	$14.80	$13.86	$9.93
EliteDesigns II	$11.13	$10.08	$11.35	$11.77	$9.81

Mutual funds, at cost	$11,012	$37,415	$127,310	$267,398	$5,582
Mutual fund shares	765	4,085	6,703	8,693	964

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Real Estate	Fidelity VIP Strategic Income
Assets:
Mutual funds, at market value	$552,639	$363,936	$181,983	$139,753	$457,776
Investment income receivable	-	-	-	-	-
Net assets	$552,639	$363,936	$181,983	$139,753	$457,776

Units outstanding:
EliteDesigns 0 Year	43,632	32,872	14,784	8,593	44,877
EliteDesigns 5 Year	-	-	-	1,616	-
EliteDesigns II	-	-	-	-	-
Total units	43,632	32,872	14,784	10,209	44,877

Unit value:
EliteDesigns 0 Year	$12.67	$11.07	$12.31	$13.68	$10.20
EliteDesigns 5 Year	$12.87	$11.25	$12.41	$13.78	$10.28
EliteDesigns II	$11.74	$9.93	$11.39	$11.25	$9.85

Mutual funds, at cost	$486,705	$366,556	$167,183	$136,242	$476,313
Mutual fund shares	2,682	29,092	4,940	7,178	41,428

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Franklin Growth and Income VIP Fund (c)	Franklin High Income VIP Fund (c)	Franklin Income VIP Fund (c)	Franklin Large Cap Growth VIP Fund (c)	Franklin Mutual Global Discovery VIP Fund (c)
Assets:
Mutual funds, at market value	$75,389	$51,637	$124,777	$95,634	$669,025
Investment income receivable	-	-	-	-	-
Net assets	$75,389	$51,637	$124,777	$95,634	$669,025

Units outstanding:
EliteDesigns 0 Year	-	2,148	824	-	47,526
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,678	2,867	11,093	8,292	6,938
Total units	6,678	5,015	11,917	8,292	54,464

Unit value:
EliteDesigns 0 Year	$13.64	$10.98	$11.44	$13.48	$12.50
EliteDesigns 5 Year	$13.74	$11.07	$11.52	$13.58	$12.59
EliteDesigns II	$11.29	$9.79	$10.40	$11.53	$10.82

Mutual funds, at cost	$69,118	$54,517	$125,211	$94,842	$668,120
Mutual fund shares	4,498	8,056	7,799	4,169	30,259

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Franklin Mutual Shares VIP Fund (c)	Franklin Rising Dividends VIP Fund (c)	Franklin Small Cap Value VIP Fund (c)	Franklin Strategic Income VIP Fund (c)	Goldman Sachs VIT Growth Opportunities
Assets:
Mutual funds, at market value	$21,161	$109,490	$151,975	$42,368	$52,275
Investment income receivable	-	-	-	-	-
Net assets	$21,161	$109,490	$151,975	$42,368	$52,275

Units outstanding:
EliteDesigns 0 Year	1,640	7,043	9,883	4,072	1,319
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	946	2,382	-	2,911
Total units	1,640	7,989	12,265	4,072	4,230

Unit value:
EliteDesigns 0 Year	$12.90	$14.05	$12.78	$10.41	$13.87
EliteDesigns 5 Year	$13.00	$14.15	$12.88	$10.49	$13.98
EliteDesigns II	$10.94	$11.19	$10.78	$9.79	$11.67

Mutual funds, at cost	$21,982	$92,897	$150,905	$44,045	$59,135
Mutual fund shares	936	3,768	6,809	3,668	6,798

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights (c)	Guggenheim VIF CLS AdvisorOne Amerigo (c)	Guggenheim VIF CLS AdvisorOne Clermont (c)
Assets:
Mutual funds, at market value	$560,369	$30,422	$97,561	$215,698	$29,601
Investment income receivable	-	-	-	-	-
Net assets	$560,369	$30,422	$97,561	$215,698	$29,601

Units outstanding:
EliteDesigns 0 Year	56,874	771	-	20,589	3,126
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,294	1,717	8,811	-	-
Total units	58,168	2,488	8,811	20,589	3,126

Unit value:
EliteDesigns 0 Year	$9.64	$13.69	$13.17	$10.48	$9.45
EliteDesigns 5 Year	$9.71	$13.80	$13.27	$10.65	$9.60
EliteDesigns II	$9.39	$11.62	$11.07	$10.56	$9.90

Mutual funds, at cost	$563,281	$33,649	$109,094	$232,217	$31,164
Mutual fund shares	53,521	1,743	7,174	5,323	1,138

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF Floating Rate Strategies (c)	Guggenheim VIF Global Managed Futures Strategy (c)	Guggenheim VIF High Yield (c)	Guggenheim VIF Large Cap Value (c)	Guggenheim VIF Long Short Equity (c)
Assets:
Mutual funds, at market value	$205,483	$43,040	$31,774	$30,066	$60,027
Investment income receivable	-	-	-	-	-
Net assets	$205,483	$43,040	$31,774	$30,066	$60,027

Units outstanding:
EliteDesigns 0 Year	12,590	4,125	2,965	-	5,582
EliteDesigns 5 Year	-	-	-	1,507	-
EliteDesigns II	8,195	1,428	-	-	884
Total units	20,785	5,553	2,965	1,507	6,466

Unit value:
EliteDesigns 0 Year	$9.91	$6.72	$10.70	$19.72	$9.13
EliteDesigns 5 Year	$9.94	$6.81	$10.78	$19.96	$9.28
EliteDesigns II	$9.85	$10.71	$9.97	$11.21	$10.26

Mutual funds, at cost	$199,595	$37,387	$32,562	$21,601	$56,468
Mutual fund shares	7,834	2,062	939	726	3,981

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF Macro Opportunities (c)	Guggenheim VIF Mid Cap Value (c)	Guggenheim VIF Multi-Hedge Strategies (c)	Guggenheim VIF Small Cap Value (c)	Guggenheim VIF StylePlus Large Core (c)
Assets:
Mutual funds, at market value	$29,216	$25,477	$158,792	$3,891	$16,775
Investment income receivable	-	-	-	-	-
Net assets	$29,216	$25,477	$158,792	$3,891	$16,775

Units outstanding:
EliteDesigns 0 Year	-	-	21,458	257	1,280
EliteDesigns 5 Year	-	611	-	-	-
EliteDesigns II	2,869	1,131	-	-	-
Total units	2,869	1,742	21,458	257	1,280

Unit value:
EliteDesigns 0 Year	$10.04	$22.29	$7.40	$15.19	$13.11
EliteDesigns 5 Year	$10.07	$22.56	$7.52	$15.44	$13.16
EliteDesigns II	$10.18	$10.34	$9.80	$10.30	$12.04

Mutual funds, at cost	$29,194	$22,458	$151,710	$3,898	$16,171
Mutual fund shares	1,099	303	6,669	75	447

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF StylePlus Large Growth (c)	Guggenheim VIF StylePlus Mid Growth (c)	Guggenheim VIF Total Return Bond (c)	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation
Assets:
Mutual funds, at market value	$24,877	$10,555	$303,586	$10,613	$1,239,196
Investment income receivable	-	-	-	-	-
Net assets	$24,877	$10,555	$303,586	$10,613	$1,239,196

Units outstanding:
EliteDesigns 0 Year	1,938	424	29,535	-	34,846
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	1,008	84,473
Total units	1,938	424	29,535	1,008	119,319

Unit value:
EliteDesigns 0 Year	$12.84	$24.92	$10.28	$11.06	$10.62
EliteDesigns 5 Year	$12.94	$25.23	$10.32	$11.10	$10.66
EliteDesigns II	$12.27	$11.96	$10.38	$10.53	$10.30

Mutual funds, at cost	$24,270	$9,979	$292,996	$10,991	$1,240,573
Mutual fund shares	1,597	215	19,105	908	108,227

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation (a)	Invesco V.I. Comstock
Assets:
Mutual funds, at market value	$1,007,358	$197,508	$28,523	$9,490	$102,044
Investment income receivable	-	-	-	-	-
Net assets	$1,007,358	$197,508	$28,523	$9,490	$102,044

Units outstanding:
EliteDesigns 0 Year	40,046	-	-	943	7,186
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	62,707	18,868	2,526	-	-
Total units	102,753	18,868	2,526	943	7,186

Unit value:
EliteDesigns 0 Year	$9.80	$10.96	$13.95	$10.07	$14.20
EliteDesigns 5 Year	$9.83	$11.01	$14.05	$10.08	$14.31
EliteDesigns II	$9.79	$10.48	$11.30	$10.00	$11.24

Mutual funds, at cost	$1,024,783	$191,100	$28,040	$9,404	$89,593
Mutual fund shares	89,782	17,761	1,444	780	5,348

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. High Yield
Assets:
Mutual funds, at market value	$13,077	$8,124	$86,748	$98,692	$1,511
Investment income receivable	-	-	-	-	-
Net assets	$13,077	$8,124	$86,748	$98,692	$1,511

Units outstanding:
EliteDesigns 0 Year	-	-	7,264	9,288	139
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,205	786	-	841	-
Total units	1,205	786	7,264	10,129	139

Unit value:
EliteDesigns 0 Year	$12.59	$10.34	$11.94	$9.75	$10.85
EliteDesigns 5 Year	$12.69	$10.42	$12.03	$9.82	$10.93
EliteDesigns II	$10.85	$10.34	$10.43	$9.70	$9.92

Mutual funds, at cost	$12,936	$8,091	$78,798	$101,017	$1,602
Mutual fund shares	693	910	5,167	8,479	275
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy
Assets:
Mutual funds, at market value	$172,522	$21,884	$78,175	$91,215	$15,087
Investment income receivable	-	-	-	-	-
Net assets	$172,522	$21,884	$78,175	$91,215	$15,087

Units outstanding:
EliteDesigns 0 Year	15,926	1,829	5,967	7,374	631
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,166	-	-	-	797
Total units	17,092	1,829	5,967	7,374	1,428

Unit value:
EliteDesigns 0 Year	$10.06	$11.96	$13.10	$12.37	$10.97
EliteDesigns 5 Year	$10.22	$12.16	$13.15	$12.47	$11.05
EliteDesigns II	$10.56	$10.63	$11.70	$10.76	$10.24

Mutual funds, at cost	$154,713	$24,895	$75,200	$84,024	$15,278
Mutual fund shares	5,012	1,581	4,244	3,971	1,388

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP High Income
Assets:
Mutual funds, at market value	$10,448	$80,038	$18,669	$2,844	$248,710
Investment income receivable	-	-	-	-	-
Net assets	$10,448	$80,038	$18,669	$2,844	$248,710

Units outstanding:
EliteDesigns 0 Year	820	5,622	-	299	16,586
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	2,038	-	5,262
Total units	820	5,622	2,038	299	21,848

Unit value:
EliteDesigns 0 Year	$12.74	$14.24	$8.17	$9.52	$11.81
EliteDesigns 5 Year	$12.83	$14.34	$8.23	$9.59	$11.90
EliteDesigns II	$11.03	$11.72	$9.16	$9.61	$10.02

Mutual funds, at cost	$9,942	$73,884	$22,122	$2,940	$253,160
Mutual fund shares	1,025	5,646	2,869	563	64,590

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ivy Funds VIP International Core Equity	Ivy Funds VIP International Growth	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology
Assets:
Mutual funds, at market value	$26,993	$27,395	$313,389	$68,410	$43,058
Investment income receivable	-	-	-	-	-
Net assets	$26,993	$27,395	$313,389	$68,410	$43,058

Units outstanding:
EliteDesigns 0 Year	2,598	2,465	33,321	5,373	403
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	3,123
Total units	2,598	2,465	33,321	5,373	3,526

Unit value:
EliteDesigns 0 Year	$10.39	$11.11	$9.40	$12.73	$15.33
EliteDesigns 5 Year	$10.47	$11.19	$9.47	$12.83	$15.44
EliteDesigns II	$10.89	$10.67	$9.50	$11.28	$11.81

Mutual funds, at cost	$28,512	$27,293	$313,209	$60,029	$42,399
Mutual fund shares	1,500	3,097	63,943	6,308	1,721

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio
Assets:
Mutual funds, at market value	$24,579	$81,065	$2,841	$70,961	$23,838
Investment income receivable	-	-	-	-	-
Net assets	$24,579	$81,065	$2,841	$70,961	$23,838

Units outstanding:
EliteDesigns 0 Year	1,548	2,063	203	2,262	842
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	512	4,606	-	3,338	1,022
Total units	2,060	6,669	203	5,600	1,864

Unit value:
EliteDesigns 0 Year	$12.25	$13.64	$14.00	$14.08	$13.89
EliteDesigns 5 Year	$12.34	$13.74	$14.10	$14.19	$14.00
EliteDesigns II	$10.96	$11.49	$11.67	$11.72	$11.87

Mutual funds, at cost	$24,579	$81,918	$2,834	$78,055	$23,103
Mutual fund shares	1,367	10,974	48	1,810	677

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Janus Aspen Overseas	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Intrepid MidCap Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC
Assets:
Mutual funds, at market value	$7,667	$47,362	$197,396	$142,992	$3,502
Investment income receivable	-	-	-	-	-
Net assets	$7,667	$47,362	$197,396	$142,992	$3,502

Units outstanding:
EliteDesigns 0 Year	-	4,896	12,242	10,574	263
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	830	-	1,989	2,414	-
Total units	830	4,896	14,231	12,988	263

Unit value:
EliteDesigns 0 Year	$6.74	$9.67	$14.13	$11.21	$13.30
EliteDesigns 5 Year	$6.79	$9.71	$14.19	$11.29	$13.40
EliteDesigns II	$9.24	$9.82	$12.24	$10.19	$11.42

Mutual funds, at cost	$9,188	$47,021	$187,174	$153,168	$3,444
Mutual fund shares	243	4,267	8,164	12,026	225

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT New Discovery
Assets:
Mutual funds, at market value	$8,643	$34,009	$124,821	$23,641	$38,540
Investment income receivable	-	-	-	-	-
Net assets	$8,643	$34,009	$124,821	$23,641	$38,540

Units outstanding:
EliteDesigns 0 Year	614	-	11,780	2,914	1,159
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	3,049	-	-	2,583
Total units	614	3,049	11,780	2,914	3,742

Unit value:
EliteDesigns 0 Year	$14.06	$12.79	$10.60	$8.11	$11.18
EliteDesigns 5 Year	$14.17	$12.88	$10.68	$8.14	$11.26
EliteDesigns II	$11.38	$11.15	$10.04	$9.07	$9.90

Mutual funds, at cost	$8,103	$32,376	$127,120	$25,187	$46,239
Mutual fund shares	353	957	7,408	1,786	2,519

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	MFS VIT Research Bond	MFS VIT Research International	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian
Assets:
Mutual funds, at market value	$613,077	$8,735	$126,935	$146,188	$23,827
Investment income receivable	-	-	-	-	-
Net assets	$613,077	$8,735	$126,935	$146,188	$23,827

Units outstanding:
EliteDesigns 0 Year	59,408	911	9,548	16,819	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	2,052
Total units	59,408	911	9,548	16,819	2,052

Unit value:
EliteDesigns 0 Year	$10.32	$9.59	$13.29	$8.69	$12.85
EliteDesigns 5 Year	$10.40	$9.66	$13.39	$8.72	$13.06
EliteDesigns II	$9.99	$9.53	$11.17	$9.24	$11.62

Mutual funds, at cost	$606,476	$9,114	$122,791	$149,566	$25,149
Mutual fund shares	46,165	665	3,791	10,494	989

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT Commodity- RealReturn Strategy
Assets:
Mutual funds, at market value	$24,187	$19,135	$357,212	$199,179	$123,592
Investment income receivable	-	-	-	-	-
Net assets	$24,187	$19,135	$357,212	$199,179	$123,592

Units outstanding:
EliteDesigns 0 Year	2,045	1,926	28,114	12,982	22,431
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	4,923	1,688	-
Total units	2,045	1,926	33,037	14,670	22,431

Unit value:
EliteDesigns 0 Year	$11.82	$9.93	$11.00	$13.81	$5.51
EliteDesigns 5 Year	$11.91	$10.01	$11.08	$14.04	$5.55
EliteDesigns II	$10.70	$9.73	$9.75	$11.76	$7.41

Mutual funds, at cost	$24,626	$19,891	$371,277	$195,001	$159,949
Mutual fund shares	618	3,530	148,838	7,585	25,171

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class
Assets:
Mutual funds, at market value	$359,562	$8,526	$3,397	$519,951	$55,595
Investment income receivable	-	-	-	-	-
Net assets	$359,562	$8,526	$3,397	$519,951	$55,595

Units outstanding:
EliteDesigns 0 Year	33,714	431	-	54,957	2,336
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,587	351	340	710	3,468
Total units	35,301	782	340	55,667	5,804

Unit value:
EliteDesigns 0 Year	$10.22	$12.01	$16.57	$9.34	$9.73
EliteDesigns 5 Year	$10.29	$12.16	$16.77	$9.41	$9.80
EliteDesigns II	$9.57	$9.54	$10.01	$9.54	$9.46

Mutual funds, at cost	$389,193	$9,109	$3,512	$524,704	$57,256
Mutual fund shares	28,334	713	429	49,145	4,340

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class (e)	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Power Income VIT
Assets:
Mutual funds, at market value	$109,171	$169,906	$253,551	$267,718	$11,824
Investment income receivable	-	-	-	-	-
Net assets	$109,171	$169,906	$253,551	$267,718	$11,824

Units outstanding:
EliteDesigns 0 Year	11,546	-	9,172	26,846	-
EliteDesigns 5 Year	-	13,484	-	-	-
EliteDesigns II	-	-	16,433	-	1,253
Total units	11,546	13,484	25,605	26,846	1,253

Unit value:
EliteDesigns 0 Year	$9.45	$12.40	$10.06	$9.97	$9.64
EliteDesigns 5 Year	$9.49	$12.60	$10.13	$10.01	$9.68
EliteDesigns II	$9.47	$-	$9.82	$10.05	$9.43

Mutual funds, at cost	$109,161	$167,266	$254,828	$268,235	$12,620
Mutual fund shares	10,640	15,170	22,639	23,797	1,199

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Probabilities Fund	Putnam VT Equity Income	Putnam VT Income	Rydex VIF Basic Materials (c)	Rydex VIF Biotechnology (c)
Assets:
Mutual funds, at market value	$262,186	$17,174	$183,543	$160,709	$373,362
Investment income receivable	-	-	-	-	-
Net assets	$262,186	$17,174	$183,543	$160,709	$373,362

Units outstanding:
EliteDesigns 0 Year	23,723	-	16,380	16,229	12,543
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,744	1,488	1,767	-	2,725
Total units	25,467	1,488	18,147	16,229	15,268

Unit value:
EliteDesigns 0 Year	$10.32	$12.98	$10.10	$9.91	$26.78
EliteDesigns 5 Year	$10.35	$13.03	$10.14	$10.07	$27.21
EliteDesigns II	$9.95	$11.54	$10.23	$10.21	$13.73

Mutual funds, at cost	$245,480	$15,214	$183,553	$186,434	$264,665
Mutual fund shares	23,988	761	15,424	7,595	4,867

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Consumer Products (c)	Rydex VIF Dow 2x Strategy (c)	Rydex VIF Electronics (c)	Rydex VIF Energy (c)	Rydex VIF Energy Services (c)
Assets:
Mutual funds, at market value	$434,768	$99,511	$3,036	$82,847	$55,230
Investment income receivable	-	-	-	-	-
Net assets	$434,768	$99,511	$3,036	$82,847	$55,230

Units outstanding:
EliteDesigns 0 Year	25,884	238	322	9,030	7,186
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,805	7,631	-	-	-
Total units	27,689	7,869	322	9,030	7,186

Unit value:
EliteDesigns 0 Year	$16.02	$12.84	$9.45	$9.18	$7.68
EliteDesigns 5 Year	$16.28	$13.05	$9.60	$9.32	$7.81
EliteDesigns II	$11.10	$12.64	$12.77	$8.32	$6.99

Mutual funds, at cost	$404,750	$114,705	$2,757	$112,903	$83,278
Mutual fund shares	7,223	884	63	3,666	3,887

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Financial Services (c)	Rydex VIF Government Long Bond 1.2x Strategy (c)	Rydex VIF Health Care (c)	Rydex VIF Inverse NASDAQ-100 Strategy (c)	Rydex VIF Inverse S&P 500 Strategy (c)
Assets:
Mutual funds, at market value	$48,513	$59,068	$2,441	$11,753	$5,134
Investment income receivable	-	-	-	-	-
Net assets	$48,513	$59,068	$2,441	$11,753	$5,134

Units outstanding:
EliteDesigns 0 Year	-	3,996	144	5,647	1,675
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,334	-	-	-	-
Total units	4,334	3,996	144	5,647	1,675

Unit value:
EliteDesigns 0 Year	$6.48	$14.75	$16.98	$2.08	$3.06
EliteDesigns 5 Year	$6.59	$14.99	$17.25	$2.11	$3.11
EliteDesigns II	$11.19	$11.89	$13.11	$6.40	$7.13

Mutual funds, at cost	$47,462	$58,265	$2,304	$11,599	$5,175
Mutual fund shares	2,161	1,305	42	471	308

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Mid-Cap 1.5x Strategy (c)	Rydex VIF NASDAQ-100 (c)	Rydex VIF NASDAQ-100 2x Strategy (c)	Rydex VIF Precious Metals (c)	Rydex VIF Real Estate (c)
Assets:
Mutual funds, at market value	$69,207	$119,272	$118,422	$87,973	$176,801
Investment income receivable	-	-	-	-	-
Net assets	$69,207	$119,272	$118,422	$87,973	$176,801

Units outstanding:
EliteDesigns 0 Year	335	1,482	2,920	20,882	4,573
EliteDesigns 5 Year	-	-	-	1,468	-
EliteDesigns II	5,381	7,369	2,827	-	12,889
Total units	5,716	8,851	5,747	22,350	17,462

Unit value:
EliteDesigns 0 Year	$13.98	$16.84	$23.78	$3.93	$8.35
EliteDesigns 5 Year	$14.21	$17.11	$24.17	$4.00	$8.48
EliteDesigns II	$11.99	$12.80	$17.31	$7.39	$10.76

Mutual funds, at cost	$67,374	$119,720	$146,436	$147,387	$174,198
Mutual fund shares	1,975	3,539	2,847	3,187	4,856

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF Retailing (c)	Rydex VIF S&P 500 2x Strategy (c)	Rydex VIF S&P 500 Pure Growth (c)	Rydex VIF S&P 500 Pure Value (c)	Rydex VIF S&P MidCap 400 Pure Growth (c)
Assets:
Mutual funds, at market value	$55,899	$139,542	$109,257	$83,849	$5,282
Investment income receivable	-	-	-	-	-
Net assets	$55,899	$139,542	$109,257	$83,849	$5,282

Units outstanding:
EliteDesigns 0 Year	2,496	3,765	2,930	6,530	327
EliteDesigns 5 Year	-	-	461	-	-
EliteDesigns II	1,887	6,798	4,695	-	-
Total units	4,383	10,563	8,086	6,530	327

Unit value:
EliteDesigns 0 Year	$14.02	$11.55	$15.49	$12.83	$16.17
EliteDesigns 5 Year	$14.25	$11.74	$15.74	$13.04	$16.43
EliteDesigns II	$11.08	$14.13	$12.04	$12.06	$10.56

Mutual funds, at cost	$52,962	$146,019	$107,619	$84,092	$5,876
Mutual fund shares	2,878	614	2,300	589	155

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Rydex VIF S&P SmallCap 600 Pure Growth (c)	Rydex VIF S&P SmallCap 600 Pure Value (c)	Rydex VIF Technology (c)	Rydex VIF U.S. Government Money Market (c)(d)	Rydex VIF Utilities (c)
Assets:
Mutual funds, at market value	$26,250	$17,060	$23,096	$1,227,198	$97,746
Investment income receivable	-	-	-	-	-
Net assets	$26,250	$17,060	$23,096	$1,227,198	$97,746

Units outstanding:
EliteDesigns 0 Year	819	1,563	247	85,377	-
EliteDesigns 5 Year	-	-	-	5,512	-
EliteDesigns II	1,399	-	1,672	53,769	8,614
Total units	2,218	1,563	1,919	144,658	8,614

Unit value:
EliteDesigns 0 Year	$13.51	$10.89	$11.77	$7.96	$12.25
EliteDesigns 5 Year	$13.73	$11.07	$11.96	$8.09	$12.45
EliteDesigns II	$10.87	$10.76	$12.08	$9.36	$11.35

Mutual funds, at cost	$24,361	$18,666	$22,986	$1,227,198	$96,080
Mutual fund shares	575	130	324	1,227,198	3,856

(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	SEI VP Conservative Strategy (a)	SEI VP Market Growth Strategy (a)	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Assets:
Mutual funds, at market value	$39,899	$8,138	$70,599	$702,542	$287,839
Investment income receivable	-	-	-	-	-
Net assets	$39,899	$8,138	$70,599	$702,542	$287,839

Units outstanding:
EliteDesigns 0 Year	-	-	4,659	53,046	5,556
EliteDesigns 5 Year	-	-	-	-	257
EliteDesigns II	4,061	824	-	-	11,148
Total units	4,061	824	4,659	53,046	16,961

Unit value:
EliteDesigns 0 Year	$9.89	$9.95	$15.15	$13.25	$22.14
EliteDesigns 5 Year	$9.90	$9.96	$15.27	$13.35	$22.31
EliteDesigns II	$9.82	$9.88	$12.11	$10.90	$14.27

Mutual funds, at cost	$40,361	$8,238	$61,855	$584,308	$275,533
Mutual fund shares	3,893	782	3,497	23,465	7,940

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund (c)	Templeton Foreign VIP Fund (c)	Templeton Global Bond VIP Fund (c)	Templeton Growth VIP Fund (c)
Assets:
Mutual funds, at market value	$324,261	$252,843	$240,511	$274,965	$5,970
Investment income receivable	-	-	-	-	-
Net assets	$324,261	$252,843	$240,511	$274,965	$5,970

Units outstanding:
EliteDesigns 0 Year	35,672	13,339	15,999	17,298	509
EliteDesigns 5 Year	-	2,852	-	-	-
EliteDesigns II	-	1,607	-	10,317	-
Total units	35,672	17,798	15,999	27,615	509

Unit value:
EliteDesigns 0 Year	$9.09	$14.70	$15.03	$10.07	$11.74
EliteDesigns 5 Year	$9.16	$14.88	$15.22	$10.15	$11.83
EliteDesigns II	$9.43	$8.97	$9.56	$9.77	$10.43

Mutual funds, at cost	$328,298	$266,810	$258,170	$283,434	$6,076
Mutual fund shares	66,720	27,483	15,981	15,284	409

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Transparent Value Directional Allocation VI (a)	Van Eck VIP Global Hard Assets	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Premium AlphaSector Series
Assets:
Mutual funds, at market value	$9,685	$82,249	$166,564	$8,972	$32,834
Investment income receivable	-	-	-	-	-
Net assets	$9,685	$82,249	$166,564	$8,972	$32,834

Units outstanding:
EliteDesigns 0 Year	1,030	13,366	18,155	943	1,716
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	1,303
Total units	1,030	13,366	18,155	943	3,019

Unit value:
EliteDesigns 0 Year	$9.40	$6.16	$9.18	$9.51	$11.16
EliteDesigns 5 Year	$9.41	$6.20	$9.21	$9.54	$11.19
EliteDesigns II	$9.36	$8.40	$9.47	$9.80	$10.51

Mutual funds, at cost	$9,980	$99,558	$175,441	$9,341	$34,397
Mutual fund shares	954	3,338	9,992	970	2,616

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Virtus Real Estate Securities Series	VY Clarion Global Real Estate Portfolio (c)	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT	Wells Fargo Advantage Small Cap Value VT
Assets:
Mutual funds, at market value	$144,067	$4,929	$90,848	$4,798	$25,149
Investment income receivable	-	-	-	-	-
Net assets	$144,067	$4,929	$90,848	$4,798	$25,149

Units outstanding:
EliteDesigns 0 Year	10,294	456	-	-	-
EliteDesigns 5 Year	-	-	1,687	343	2,359
EliteDesigns II	2,541	-	5,954	-	-
Total units	12,835	456	7,641	343	2,359

Unit value:
EliteDesigns 0 Year	$11.19	$10.82	$13.35	$13.76	$10.59
EliteDesigns 5 Year	$11.22	$10.86	$13.45	$13.98	$10.67
EliteDesigns II	$11.39	$10.51	$11.45	$11.42	$10.28

Mutual funds, at cost	$142,994	$4,853	$97,873	$4,045	$21,097
Mutual fund shares	5,326	399	3,379	166	2,256

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2014

	Alger Capital Appreciation	Alliance- Bernstein VPS Small/Mid Cap Value	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection
Investment income (loss):
Dividend distributions	$-	$-	$127	$2,039	$31
Expenses:
Mortality and expense risk charge	(1,548)	(6)	(291)	(502)	(47)
Net investment income (loss)	(1,548)	(6)	(164)	1,537	(16)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	46,984	-	683	-	124
Realized capital gain (loss) on sales of fund shares	233	(345)	20	5,359	32
Change in unrealized appreciation/depreciation on investments during the year	(9,050)	(247)	(4,069)	5,059	90
Net realized and unrealized capital gain (loss) on investments	38,167	(592)	(3,366)	10,418	246
Net increase (decrease) in net assets from operations	$36,619	$(598)	$(3,530)	$11,955	$230

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	American Century VP Mid Cap Value	American Funds IS Blue Chip Income and Growth (a)	American Funds IS Growth (a)	American Funds IS New World (a)	BlackRock Equity Dividend V.I.
Investment income (loss):
Dividend distributions	$1,455	$159	$265	$79	$2,427
Expenses:
Mortality and expense risk charge	(968)	(3)	(23)	(23)	(2,139)
Net investment income (loss)	487	156	242	56	288

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,936	-	-	-	9,966
Realized capital gain (loss) on sales of fund shares	131	-	2	-	80
Change in unrealized appreciation/depreciation on investments during the year	11,479	(268)	273	(452)	2,218
Net realized and unrealized capital gain (loss) on investments	20,546	(268)	275	(452)	12,264
Net increase (decrease) in net assets from operations	$21,033	$(112)	$517	$(396)	$12,552

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	Deutsche Capital Growth VIP (c)	Deutsche Global Growth VIP (c)	Deutsche Global Small Cap VIP (c)
Investment income (loss):
Dividend distributions	$4,639	$8,941	$-	$53	$55
Expenses:
Mortality and expense risk charge	(2,052)	(782)	(46)	(21)	(38)
Net investment income (loss)	2,587	8,159	(46)	32	17

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	17,946	1,612	-	-	976
Realized capital gain (loss) on sales of fund shares	529	(2,029)	2,835	2	3
Change in unrealized appreciation/depreciation on investments during the year	(18,460)	(14,179)	-	(74)	(1,411)
Net realized and unrealized capital gain (loss) on investments	15	(14,596)	2,835	(72)	(432)
Net increase (decrease) in net assets from operations	$2,602	$(6,437)	$2,789	$(40)	$(415)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Deutsche Government & Agency Securities VIP (c)	Deutsche High Income VIP (c)	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Investment income (loss):
Dividend distributions	$1,055	$4,033	$3,719	$2,978	$3,232
Expenses:
Mortality and expense risk charge	(98)	(126)	(1,472)	(1,154)	(570)
Net investment income (loss)	957	3,907	2,247	1,824	2,662

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	277	2,982	-
Realized capital gain (loss) on sales of fund shares	(6,657)	(1,536)	6	140	49
Change in unrealized appreciation/depreciation on investments during the year	7,242	-	883	(14,157)	(8,791)
Net realized and unrealized capital gain (loss) on investments	585	(1,536)	1,166	(11,035)	(8,742)
Net increase (decrease) in net assets from operations	$1,542	$2,371	$3,413	$(9,211)	$(6,080)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus VIF International Value
Investment income (loss):
Dividend distributions	$81	$7,786	$264	$437	$136
Expenses:
Mortality and expense risk charge	(250)	(2,157)	(132)	(501)	(19)
Net investment income (loss)	(169)	5,629	132	(64)	117

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	25	7,772	1,397	4,147	-
Realized capital gain (loss) on sales of fund shares	-	155	30	1,697	5
Change in unrealized appreciation/depreciation on investments during the year	(89)	4,890	(1,316)	(2,832)	-
Net realized and unrealized capital gain (loss) on investments	(64)	12,817	111	3,012	5
Net increase (decrease) in net assets from operations	$(233)	$18,446	$243	$2,948	$122

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Eaton Vance VT Floating-Rate Income (a)	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$105	$-	$9,428	$169	$3,850
Expenses:
Mortality and expense risk charge	(14)	(140)	(614)	(53)	(1,786)
Net investment income (loss)	91	(140)	8,814	116	2,064

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	1,573	10,721
Realized capital gain (loss) on sales of fund shares	(1)	12	396	(6)	5,101
Change in unrealized appreciation/depreciation on investments during the year	(227)	891	(5,553)	(144)	18,458
Net realized and unrealized capital gain (loss) on investments	(228)	903	(5,157)	1,423	34,280
Net increase (decrease) in net assets from operations	$(137)	$763	$3,657	$1,539	$36,344

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Investment income (loss):
Dividend distributions	$11	$49	$2,067	$-	$303
Expenses:
Mortality and expense risk charge	(48)	(286)	(612)	(502)	(29)
Net investment income (loss)	(37)	(237)	1,455	(502)	274

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	817	-	8	183	-
Realized capital gain (loss) on sales of fund shares	2	2,403	49	41	(300)
Change in unrealized appreciation/depreciation on investments during the year	(293)	(116)	6,138	21,194	(415)
Net realized and unrealized capital gain (loss) on investments	526	2,287	6,195	21,418	(715)
Net increase (decrease) in net assets from operations	$489	$2,050	$7,650	$20,916	$(441)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate
Investment income (loss):
Dividend distributions	$7,726	$7,214	$34	$-	$2,028
Expenses:
Mortality and expense risk charge	(1,747)	(1,487)	(1,254)	(193)	(358)
Net investment income (loss)	5,979	5,727	(1,220)	(193)	1,670

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	486	134	5,883	-	7,719
Realized capital gain (loss) on sales of fund shares	38,870	(1,188)	13,297	(2,271)	5,863
Change in unrealized appreciation/depreciation on investments during the year	(3,109)	11,345	(934)	-	10,118
Net realized and unrealized capital gain (loss) on investments	36,247	10,291	18,246	(2,271)	23,700
Net increase (decrease) in net assets from operations	$42,226	$16,018	$17,026	$(2,464)	$25,370

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Fidelity VIP Strategic Income	Franklin Growth and Income VIP Fund (c)	Franklin High Income VIP Fund (c)	Franklin Income VIP Fund (c)	Franklin Large Cap Growth VIP Fund (c)
Investment income (loss):
Dividend distributions	$13,200	$1,723	$5,199	$6,296	$-
Expenses:
Mortality and expense risk charge	(1,597)	(1,055)	(493)	(1,663)	(211)
Net investment income (loss)	11,603	668	4,706	4,633	(211)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,288	-	-	-	-
Realized capital gain (loss) on sales of fund shares	387	49	(2,477)	53	3
Change in unrealized appreciation/depreciation on investments during the year	(17,353)	4,577	(2,880)	(1,874)	792
Net realized and unrealized capital gain (loss) on investments	(11,678)	4,626	(5,357)	(1,821)	795
Net increase (decrease) in net assets from operations	$(75)	$5,294	$(651)	$2,812	$584

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Franklin Mutual Global Discovery VIP Fund (c)	Franklin Mutual Shares VIP Fund (c)	Franklin Rising Dividends VIP Fund (c)	Franklin Small Cap Value VIP Fund (c)	Franklin Strategic Income VIP Fund (c)
Investment income (loss):
Dividend distributions	$15,013	$420	$1,288	$794	$2,550
Expenses:
Mortality and expense risk charge	(3,390)	(31)	(605)	(702)	(191)
Net investment income (loss)	11,623	389	683	92	2,359

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	46,462	109	1,895	9,568	845
Realized capital gain (loss) on sales of fund shares	2,111	(1)	1,219	939	2
Change in unrealized appreciation/depreciation on investments during the year	(35,717)	(821)	5,238	(9,191)	(2,611)
Net realized and unrealized capital gain (loss) on investments	12,856	(713)	8,352	1,316	(1,764)
Net increase (decrease) in net assets from operations	$24,479	$(324)	$9,035	$1,408	$595

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights (c)	Guggenheim VIF CLS AdvisorOne Amerigo (c)
Investment income (loss):
Dividend distributions	$-	$1,343	$226	$491	$572
Expenses:
Mortality and expense risk charge	(279)	(2,171)	(520)	(154)	(362)
Net investment income (loss)	(279)	(828)	(294)	337	210

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	9,847	-	4,940	13,818	15,534
Realized capital gain (loss) on sales of fund shares	20	(32)	5,272	(10)	(50)
Change in unrealized appreciation/depreciation on investments during the year	(6,860)	(1,559)	(2,427)	(11,533)	(16,519)
Net realized and unrealized capital gain (loss) on investments	3,007	(1,591)	7,785	2,275	(1,035)
Net increase (decrease) in net assets from operations	$2,728	$(2,419)	$7,491	$2,612	$(825)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Guggenheim VIF CLS AdvisorOne Clermont (c)	Guggenheim VIF Floating Rate Strategies (c)	Guggenheim VIF Global Managed Futures Strategy (c)	Guggenheim VIF High Yield (c)	Guggenheim VIF Large Cap Value (c)
Investment income (loss):
Dividend distributions	$166	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(129)	(1,976)	(217)	(166)	(271)
Net investment income (loss)	37	(1,976)	(217)	(166)	(271)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,238	-	-	-	-
Realized capital gain (loss) on sales of fund shares	884	899	39	(2,435)	4,280
Change in unrealized appreciation/depreciation on investments during the year	(1,563)	3,540	5,053	(1,718)	2,586
Net realized and unrealized capital gain (loss) on investments	559	4,439	5,092	(4,153)	6,866
Net increase (decrease) in net assets from operations	$596	$2,463	$4,875	$(4,319)	$6,595

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Guggenheim VIF Long Short Equity (c)	Guggenheim VIF Macro Opportunities (c)	Guggenheim VIF Mid Cap Value (c)	Guggenheim VIF Multi-Hedge Strategies (c)	Guggenheim VIF Small Cap Value (c)
Investment income (loss):
Dividend distributions	$-	$-	$1	$-	$-
Expenses:
Mortality and expense risk charge	(327)	(23)	(183)	(463)	(39)
Net investment income (loss)	(327)	(23)	(182)	(463)	(39)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	14	-	(2,385)	83	1,020
Change in unrealized appreciation/depreciation on investments during the year	2,036	22	72	7,066	(1,978)
Net realized and unrealized capital gain (loss) on investments	2,050	22	(2,313)	7,149	(958)
Net increase (decrease) in net assets from operations	$1,723	$(1)	$(2,495)	$6,686	$(997)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Guggenheim VIF StylePlus Large Core (c)	Guggenheim VIF StylePlus Large Growth (c)	Guggenheim VIF StylePlus Mid Growth (c)	Guggenheim VIF Total Return Bond (c)	Guggenheim VIF World Equity Income (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(21)	(24)	(21)	(842)	(12)
Net investment income (loss)	(21)	(24)	(21)	(842)	(12)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	8	5	-	264	(833)
Change in unrealized appreciation/depreciation on investments during the year	604	607	576	9,761	(105)
Net realized and unrealized capital gain (loss) on investments	612	612	576	10,025	(938)
Net increase (decrease) in net assets from operations	$591	$588	$555	$9,183	$(950)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Invesco V.I. American Franchise
Investment income (loss):
Dividend distributions	$103	$14,296	$10,386	$2,008	$-
Expenses:
Mortality and expense risk charge	(75)	(9,298)	(6,804)	(2,096)	(18)
Net investment income (loss)	28	4,998	3,582	(88)	(18)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	78	18,468	14,926	427	-
Realized capital gain (loss) on sales of fund shares	(2)	1,663	1,276	725	(148)
Change in unrealized appreciation/depreciation on investments during the year	(378)	(10,117)	(17,406)	1,250	-
Net realized and unrealized capital gain (loss) on investments	(302)	10,014	(1,204)	2,402	(148)
Net increase (decrease) in net assets from operations	$(274)	$15,012	$2,378	$2,314	$(166)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation (a)	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
Investment income (loss):
Dividend distributions	$32	$-	$1,095	$201	$140
Expenses:
Mortality and expense risk charge	(254)	(7)	(401)	(154)	(97)
Net investment income (loss)	(222)	(7)	694	47	43

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,334	-	-	619	-
Realized capital gain (loss) on sales of fund shares	8	-	1,009	4	4
Change in unrealized appreciation/depreciation on investments during the year	240	86	4,381	141	33
Net realized and unrealized capital gain (loss) on investments	1,582	86	5,390	764	37
Net increase (decrease) in net assets from operations	$1,360	$79	$6,084	$811	$80

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity
Investment income (loss):
Dividend distributions	$1,084	$2,835	$70	$2,612	$-
Expenses:
Mortality and expense risk charge	(346)	(491)	(123)	(1,198)	(29)
Net investment income (loss)	738	2,344	(53)	1,414	(29)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	2,442
Realized capital gain (loss) on sales of fund shares	40	(20)	192	5,905	(17)
Change in unrealized appreciation/depreciation on investments during the year	8,825	739	492	(4,262)	(3,011)
Net realized and unrealized capital gain (loss) on investments	8,865	719	684	1,643	(586)
Net increase (decrease) in net assets from operations	$9,603	$3,063	$631	$3,057	$(615)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity
Investment income (loss):
Dividend distributions	$611	$-	$52	$93	$372
Expenses:
Mortality and expense risk charge	(173)	(378)	(89)	(45)	(344)
Net investment income (loss)	438	(378)	(37)	48	28

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	7,683	1,376	837	10,480
Realized capital gain (loss) on sales of fund shares	3,117	81	(301)	2	60
Change in unrealized appreciation/depreciation on investments during the year	2,975	(6,569)	(1,502)	(195)	(3,817)
Net realized and unrealized capital gain (loss) on investments	6,092	1,195	(427)	644	6,723
Net increase (decrease) in net assets from operations	$6,530	$817	$(464)	$692	$6,751

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP International Growth
Investment income (loss):
Dividend distributions	$-	$-	$11,274	$-	$283
Expenses:
Mortality and expense risk charge	(280)	(7)	(1,383)	(60)	(75)
Net investment income (loss)	(280)	(7)	9,891	(60)	208

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	702	-	1,701	-	1,154
Realized capital gain (loss) on sales of fund shares	7	-	5,461	(94)	6
Change in unrealized appreciation/depreciation on investments during the year	(3,453)	(96)	(15,122)	(1,519)	(1,807)
Net realized and unrealized capital gain (loss) on investments	(2,744)	(96)	(7,960)	(1,613)	(647)
Net increase (decrease) in net assets from operations	$(3,024)	$(103)	$1,931	$(1,673)	$(439)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value
Investment income (loss):
Dividend distributions	$1,544	$-	$-	$8	$478
Expenses:
Mortality and expense risk charge	(1,339)	(294)	(354)	(88)	(505)
Net investment income (loss)	205	(294)	(354)	(80)	(27)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	360	3,952	1,299	1,304	5,640
Realized capital gain (loss) on sales of fund shares	88	68	1,029	(6)	191
Change in unrealized appreciation/depreciation on investments during the year	594	992	(1,174)	-	(1,548)
Net realized and unrealized capital gain (loss) on investments	1,042	5,012	1,154	1,298	4,283
Net increase (decrease) in net assets from operations	$1,247	$4,718	$800	$1,218	$4,256

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas	JPMorgan Insurance Trust Core Bond Portfolio
Investment income (loss):
Dividend distributions	$-	$12	$14	$-	$-
Expenses:
Mortality and expense risk charge	(1)	(433)	(40)	(40)	(34)
Net investment income (loss)	(1)	(421)	(26)	(40)	(34)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	12,272	-	-	-
Realized capital gain (loss) on sales of fund shares	-	(126)	3	(5)	2
Change in unrealized appreciation/depreciation on investments during the year	7	(7,094)	735	(1,521)	341
Net realized and unrealized capital gain (loss) on investments	7	5,052	738	(1,526)	343
Net increase (decrease) in net assets from operations	$6	$4,631	$712	$(1,566)	$309

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	JPMorgan Insurance Trust Intrepid MidCap Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC
Investment income (loss):
Dividend distributions	$128	$6,835	$58	$-	$234
Expenses:
Mortality and expense risk charge	(547)	(836)	(12)	(46)	(406)
Net investment income (loss)	(419)	5,999	46	(46)	(172)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,952	3,796	452	52	-
Realized capital gain (loss) on sales of fund shares	26	(1,347)	3	784	5
Change in unrealized appreciation/depreciation on investments during the year	10,222	(9,401)	58	(577)	1,633
Net realized and unrealized capital gain (loss) on investments	13,200	(6,952)	513	259	1,638
Net increase (decrease) in net assets from operations	$12,781	$(953)	$559	$213	$1,466

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT New Discovery	MFS VIT Research Bond	MFS VIT Research International
Investment income (loss):
Dividend distributions	$2,348	$-	$-	$15,039	$-
Expenses:
Mortality and expense risk charge	(83)	(12)	(218)	(2,216)	(3)
Net investment income (loss)	2,265	(12)	(218)	12,823	(3)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	214	-	5,941	-	-
Realized capital gain (loss) on sales of fund shares	-	-	(43)	169	(1)
Change in unrealized appreciation/depreciation on investments during the year	(2,299)	(1,546)	(7,699)	7,936	(379)
Net realized and unrealized capital gain (loss) on investments	(2,085)	(1,546)	(1,801)	8,105	(380)
Net increase (decrease) in net assets from operations	$180	$(1,558)	$(2,019)	$20,928	$(383)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian	Oppenheimer Global Fund/VA
Investment income (loss):
Dividend distributions	$-	$2,416	$405	$103	$-
Expenses:
Mortality and expense risk charge	(46)	(462)	(552)	(285)	(54)
Net investment income (loss)	(46)	1,954	(147)	(182)	(54)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	4,656	-	3,632	-
Realized capital gain (loss) on sales of fund shares	1,689	651	55	(80)	(1)
Change in unrealized appreciation/depreciation on investments during the year	-	(37)	(9,990)	(1,741)	(439)
Net realized and unrealized capital gain (loss) on investments	1,689	5,270	(9,935)	1,811	(440)
Net increase (decrease) in net assets from operations	$1,643	$7,224	$(10,082)	$1,629	$(494)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond
Investment income (loss):
Dividend distributions	$322	$2,345	$440	$296	$15,496
Expenses:
Mortality and expense risk charge	(47)	(1,592)	(528)	(440)	(1,516)
Net investment income (loss)	275	753	(88)	(144)	13,980

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	5,000	9,775	-	7,163
Realized capital gain (loss) on sales of fund shares	(2)	(1,627)	(104)	(70)	(14)
Change in unrealized appreciation/depreciation on investments during the year	(265)	(30,417)	3,666	(29,667)	(23,612)
Net realized and unrealized capital gain (loss) on investments	(267)	(27,044)	13,337	(29,737)	(16,463)
Net increase (decrease) in net assets from operations	$8	$(26,291)	$13,249	$(29,881)	$(2,483)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term
Investment income (loss):
Dividend distributions	$115	$609	$6,343	$635	$650
Expenses:
Mortality and expense risk charge	(46)	(81)	(5,224)	(570)	(573)
Net investment income (loss)	69	528	1,119	65	77

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	251	-	-	-	110
Realized capital gain (loss) on sales of fund shares	-	(793)	1,292	(18,974)	98
Change in unrealized appreciation/depreciation on investments during the year	(583)	(115)	(2,067)	21,556	(214)
Net realized and unrealized capital gain (loss) on investments	(332)	(908)	(775)	2,582	(6)
Net increase (decrease) in net assets from operations	$(263)	$(380)	$344	$2,647	$71

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	PIMCO VIT Total Return Administrative Class (e)	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer High Yield VCT	Power Income VIT
Investment income (loss):
Dividend distributions	$3,723	$5,889	$2,430	$248	$409
Expenses:
Mortality and expense risk charge	(422)	(2,321)	(376)	(23)	(219)
Net investment income (loss)	3,301	3,568	2,054	225	190

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	88	-	180
Realized capital gain (loss) on sales of fund shares	31	(21,513)	5	361	102
Change in unrealized appreciation/depreciation on investments during the year	3,278	27,954	(517)	(300)	(839)
Net realized and unrealized capital gain (loss) on investments	3,309	6,441	(424)	61	(557)
Net increase (decrease) in net assets from operations	$6,610	$10,009	$1,630	$286	$(367)

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Probabilities Fund	Putnam VT Equity Income	Putnam VT High Yield	Putnam VT Income	Rydex VIF Banking (c)
Investment income (loss):
Dividend distributions	$-	$275	$-	$-	$-
Expenses:
Mortality and expense risk charge	(1,315)	(236)	(42)	(243)	(65)
Net investment income (loss)	(1,315)	39	(42)	(243)	(65)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,148	14	(89)	1	1,798
Change in unrealized appreciation/depreciation on investments during the year	10,727	1,690	-	(10)	-
Net realized and unrealized capital gain (loss) on investments	11,875	1,704	(89)	(9)	1,798
Net increase (decrease) in net assets from operations	$10,560	$1,743	$(131)	$(252)	$1,733

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Rydex VIF Basic Materials (c)	Rydex VIF Biotechnology (c)	Rydex VIF Commodities Strategy (c)	Rydex VIF Consumer Products (c)	Rydex VIF Dow 2x Strategy (c)
Investment income (loss):
Dividend distributions	$7,506	$-	$-	$2,031	$-
Expenses:
Mortality and expense risk charge	(1,143)	(1,507)	(14)	(1,532)	(406)
Net investment income (loss)	6,363	(1,507)	(14)	499	(406)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	14,232	-	-	24,145	20,826
Realized capital gain (loss) on sales of fund shares	(397)	3,931	(131)	1,963	2,124
Change in unrealized appreciation/depreciation on investments during the year	(27,909)	76,450	-	11,172	(15,194)
Net realized and unrealized capital gain (loss) on investments	(14,074)	80,381	(131)	37,280	7,756
Net increase (decrease) in net assets from operations	$(7,711)	$78,874	$(145)	$37,779	$7,350

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Rydex VIF Electronics (c)	Rydex VIF Energy (c)	Rydex VIF Energy Services (c)	Rydex VIF Financial Services (c)	Rydex VIF Government Long Bond 1.2x Strategy (c)
Investment income (loss):
Dividend distributions	$-	$114	$-	$363	$161
Expenses:
Mortality and expense risk charge	(129)	(366)	(428)	(196)	(105)
Net investment income (loss)	(129)	(252)	(428)	167	56

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	9,957	5,854	-	-
Realized capital gain (loss) on sales of fund shares	702	23	254	65	8,254
Change in unrealized appreciation/depreciation on investments during the year	279	(35,197)	(28,617)	1,051	803
Net realized and unrealized capital gain (loss) on investments	981	(25,217)	(22,509)	1,116	9,057
Net increase (decrease) in net assets from operations	$852	$(25,469)	$(22,937)	$1,283	$9,113

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF Health Care (c)	Rydex VIF Inverse Dow 2x Strategy (c)	Rydex VIF Inverse Government Long Bond Strategy (c)	Rydex VIF Inverse NASDAQ-100 Strategy (c)	Rydex VIF Inverse S&P 500 Strategy (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(5)	(21)	(82)	(88)	(268)
Net investment income (loss)	(5)	(21)	(82)	(88)	(268)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	83	-	12	-	-
Realized capital gain (loss) on sales of fund shares	77	(1,498)	(5,638)	(5,047)	(18,541)
Change in unrealized appreciation/depreciation on investments during the year	137	-	-	1,311	6,034
Net realized and unrealized capital gain (loss) on investments	297	(1,498)	(5,626)	(3,736)	(12,507)
Net increase (decrease) in net assets from operations	$292	$(1,519)	$(5,708)	$(3,824)	$(12,775)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Rydex VIF Mid-Cap 1.5x Strategy (c)	Rydex VIF NASDAQ-100 (c)	Rydex VIF NASDAQ-100 2x Strategy (c)	Rydex VIF Nova (c)	Rydex VIF Precious Metals (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$151
Expenses:
Mortality and expense risk charge	(239)	(570)	(597)	(43)	(542)
Net investment income (loss)	(239)	(570)	(597)	(43)	(391)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	538	843	38,717	-	-
Realized capital gain (loss) on sales of fund shares	249	12,391	4,121	(3,275)	(10,801)
Change in unrealized appreciation/depreciation on investments during the year	488	(4,169)	(28,014)	-	(6,723)
Net realized and unrealized capital gain (loss) on investments	1,275	9,065	14,824	(3,275)	(17,524)
Net increase (decrease) in net assets from operations	$1,036	$8,495	$14,227	$(3,318)	$(17,915)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Rydex VIF Real Estate (c)	Rydex VIF Retailing (c)	Rydex VIF Russell 2000 1.5x Strategy (c)	Rydex VIF Russell 2000 2x Strategy (c)	Rydex VIF S&P 500 2x Strategy (c)
Investment income (loss):
Dividend distributions	$1,555	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(765)	(212)	(194)	(65)	(679)
Net investment income (loss)	790	(212)	(194)	(65)	(679)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,314	-	7	10,918
Realized capital gain (loss) on sales of fund shares	810	165	734	(6,152)	10,668
Change in unrealized appreciation/depreciation on investments during the year	2,538	(160)	-	-	(7,757)
Net realized and unrealized capital gain (loss) on investments	3,348	3,319	734	(6,145)	13,829
Net increase (decrease) in net assets from operations	$4,138	$3,107	$540	$(6,210)	$13,150

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Rydex VIF S&P 500 Pure Growth (c)	Rydex VIF S&P 500 Pure Value (c)	Rydex VIF S&P MidCap 400 Pure Growth (c)	Rydex VIF S&P MidCap 400 Pure Value (c)	Rydex VIF S&P SmallCap 600 Pure Growth (c)
Investment income (loss):
Dividend distributions	$-	$239	$-	$-	$-
Expenses:
Mortality and expense risk charge	(1,491)	(859)	(195)	(390)	(489)
Net investment income (loss)	(1,491)	(620)	(195)	(390)	(489)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	13,216	6,002	1,045	(3)	-
Realized capital gain (loss) on sales of fund shares	4,617	4,084	3,525	(4,403)	6,788
Change in unrealized appreciation/depreciation on investments during the year	(4,205)	(1,019)	(1,165)	-	(6,833)
Net realized and unrealized capital gain (loss) on investments	13,628	9,067	3,405	(4,406)	(45)
Net increase (decrease) in net assets from operations	$12,137	$8,447	$3,210	$(4,796)	$(534)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Rydex VIF S&P SmallCap 600 Pure Value (c)	Rydex VIF Technology (c)	Rydex VIF Transportation (c)	Rydex VIF U.S. Government Money Market (c)(d)	Rydex VIF Utilities (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$1,454
Expenses:
Mortality and expense risk charge	(289)	(34)	(48)	(11,418)	(359)
Net investment income (loss)	(289)	(34)	(48)	(11,418)	1,095

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,042	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,694	294	1,606	-	1,178
Change in unrealized appreciation/depreciation on investments during the year	(6,874)	110	-	-	1,666
Net realized and unrealized capital gain (loss) on investments	(2,138)	404	1,606	-	2,844
Net increase (decrease) in net assets from operations	$(2,427)	$370	$1,558	$(11,418)	$3,939

(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	SEI VP Conservative Strategy (a)	SEI VP Market Growth Strategy (a)	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Investment income (loss):
Dividend distributions	$657	$184	$-	$10,376	$-
Expenses:
Mortality and expense risk charge	(348)	(23)	(191)	(3,050)	(896)
Net investment income (loss)	309	161	(191)	7,326	(896)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	12	-	-	-	20,845
Realized capital gain (loss) on sales of fund shares	-	-	2,367	4,201	1,278
Change in unrealized appreciation/depreciation on investments during the year	(462)	(100)	1,016	34,985	12,164
Net realized and unrealized capital gain (loss) on investments	(450)	(100)	3,383	39,186	34,287
Net increase (decrease) in net assets from operations	$(141)	$61	$3,192	$46,512	$33,391

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund (c)	Templeton Foreign VIP Fund (c)	Templeton Global Bond VIP Fund (c)	Templeton Growth VIP Fund (c)
Investment income (loss):
Dividend distributions	$4,087	$3,853	$2,860	$9,298	$-
Expenses:
Mortality and expense risk charge	(1,820)	(1,191)	(727)	(1,477)	(130)
Net investment income (loss)	2,267	2,662	2,133	7,821	(130)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,727)	78	393	(46)	(129)
Change in unrealized appreciation/depreciation on investments during the year	83	(24,829)	(30,393)	(8,047)	(106)
Net realized and unrealized capital gain (loss) on investments	(1,644)	(24,751)	(30,000)	(8,093)	(235)
Net increase (decrease) in net assets from operations	$623	$(22,089)	$(27,867)	$(272)	$(365)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Third Avenue Value	Transparent Value Directional Allocation VI (a)	Van Eck VIP Global Hard Assets	Virtus International Series	Virtus Multi-Sector Fixed Income Series
Investment income (loss):
Dividend distributions	$1	$-	$-	$6,833	$228
Expenses:
Mortality and expense risk charge	(114)	(19)	(272)	(765)	(3)
Net investment income (loss)	(113)	(19)	(272)	6,068	225

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	1,719	-
Realized capital gain (loss) on sales of fund shares	2,809	(1)	21	146	(2)
Change in unrealized appreciation/depreciation on investments during the year	-	(295)	(19,091)	(12,752)	(369)
Net realized and unrealized capital gain (loss) on investments	2,809	(296)	(19,070)	(10,887)	(371)
Net increase (decrease) in net assets from operations	$2,696	$(315)	$(19,342)	$(4,819)	$(146)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Virtus Premium AlphaSector Series	Virtus Real Estate Securities Series	VY Clarion Global Real Estate Portfolio (c)	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT
Investment income (loss):
Dividend distributions	$52	$1,393	$-	$-	$3
Expenses:
Mortality and expense risk charge	(205)	(481)	(5)	(1,001)	(12)
Net investment income (loss)	(153)	912	(5)	(1,001)	(9)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,487	15,196	-	17,509	-
Realized capital gain (loss) on sales of fund shares	9	23	-	(12)	3
Change in unrealized appreciation/depreciation on investments during the year	(2,284)	3,918	76	(13,791)	449
Net realized and unrealized capital gain (loss) on investments	212	19,137	76	3,706	452
Net increase (decrease) in net assets from operations	$59	$20,049	$71	$2,705	$443

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Wells Fargo Advantage Small Cap Value VT	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$90	$-
Expenses:
Mortality and expense risk charge	(179)	(6)
Net investment income (loss)	(89)	(6)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-
Realized capital gain (loss) on sales of fund shares	(3,273)	(513)
Change in unrealized appreciation/depreciation on investments during the year	941	-
Net realized and unrealized capital gain (loss) on investments	(2,332)	(513)
Net increase (decrease) in net assets from operations	$(2,421)	$(519)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2014 and 2013

	Alger Capital Appreciation		AllianceBernstein VPS Small/Mid Cap Value (b)		ALPS/Alerian Energy Infrastructure (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,548)	$(96)	$(6)	$37	$(164)	$(10)
Capital gains distributions	46,984	15,571	-	854	683	-
Realized capital gain (loss) on sales of fund shares	233	12	(345)	(91)	20	-
Change in unrealized appreciation/depreciation on investments during the year	(9,050)	3,384	(247)	247	(4,069)	194
Net increase (decrease) in net assets from operations	36,619	18,871	(598)	1,047	(3,530)	184

From contract owner transactions:
Variable annuity deposits	130,265	118,912	-	-	106,808	7,499
Contract owner maintenance charges	(45)	-	(1)	(6)	(18)	-
Terminations and withdrawals	(1,906)	-	(68)	(793)	-	-
Transfers between subaccounts, net	-	11,435	(11,750)	12,169	-	-
Net increase (decrease) in net assets from contract owner transactions	128,314	130,347	(11,819)	11,370	106,790	7,499
Net increase (decrease) in net assets	164,933	149,218	(12,417)	12,417	103,260	7,683
Net assets at beginning of year	149,218	-	12,417	-	7,683	-
Net assets at end of year	$314,151	$149,218	$-	$12,417	$110,943	$7,683

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	American Century VP Income & Growth		American Century VP Inflation Protection (b)		American Century VP Mid Cap Value
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,537	$1,465	$(16)	$(12)	$487	$288
Capital gains distributions	-	-	124	-	8,936	203
Realized capital gain (loss) on sales of fund shares	5,359	3,630	32	-	131	18
Change in unrealized appreciation/depreciation on investments during the year	5,059	22,877	90	(90)	11,479	9,275
Net increase (decrease) in net assets from operations	11,955	27,972	230	(102)	21,033	9,784

From contract owner transactions:
Variable annuity deposits	32,175	-	-	5,021	44,926	5,223
Contract owner maintenance charges	-	-	-	-	(63)	(5)
Terminations and withdrawals	(181)	-	(5,150)	-	(620)	(38)
Transfers between subaccounts, net	(19,401)	9,399	1	-	25,523	63,930
Net increase (decrease) in net assets from contract owner transactions	12,593	9,399	(5,149)	5,021	69,766	69,110
Net increase (decrease) in net assets	24,548	37,371	(4,919)	4,919	90,799	78,894
Net assets at beginning of year	105,952	68,581	4,919	-	82,780	3,886
Net assets at end of year	$130,500	$105,952	$-	$4,919	$173,579	$82,780

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	American Funds IS Blue Chip Income and Growth (a)	American Funds IS Growth (a)	American Funds IS New World (a)	BlackRock Equity Dividend V.I.
	2014	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$156	$242	$56	$288	$300
Capital gains distributions	-	-	-	9,966	1,290
Realized capital gain (loss) on sales of fund shares	-	2	-	80	-
Change in unrealized appreciation/depreciation on investments during the year	(268)	273	(452)	2,218	776
Net increase (decrease) in net assets from operations	(112)	517	(396)	12,552	2,366

From contract owner transactions:
Variable annuity deposits	-	32,175	8,124	28,350	90,959
Contract owner maintenance charges	-	-	-	(69)	-
Terminations and withdrawals	-	(181)	-	(346)	-
Transfers between subaccounts, net	6,000	-	-	36,978	-
Net increase (decrease) in net assets from contract owner transactions	6,000	31,994	8,124	64,913	90,959
Net increase (decrease) in net assets	5,888	32,511	7,728	77,465	93,325
Net assets at beginning of year	-	-	-	93,325	-
Net assets at end of year	$5,888	$32,511	$7,728	$170,790	$93,325

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	BlackRock Global Allocation V.I.		BlackRock High Yield V.I. (b)		Deutsche Capital Growth VIP (c)
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,587	$1,125	$8,159	$1,874	$(46)
Capital gains distributions	17,946	5,822	1,612	-	-
Realized capital gain (loss) on sales of fund shares	529	974	(2,029)	(739)	2,835
Change in unrealized appreciation/depreciation on investments during the year	(18,460)	3,814	(14,179)	3,284	-
Net increase (decrease) in net assets from operations	2,602	11,735	(6,437)	4,419	2,789

From contract owner transactions:
Variable annuity deposits	56,849	72,475	265,460	44,426	-
Contract owner maintenance charges	(80)	(82)	(36)	-	(33)
Terminations and withdrawals	(9,389)	(12,023)	(1,001)	-	-
Transfers between subaccounts, net	-	18,265	(58,752)	60,040	(2,756)
Net increase (decrease) in net assets from contract owner transactions	47,380	78,635	205,671	104,466	(2,789)
Net increase (decrease) in net assets	49,982	90,370	199,234	108,885	-
Net assets at beginning of year	156,027	65,657	108,885	-	-
Net assets at end of year	$206,009	$156,027	$308,119	$108,885	$-

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Deutsche Global Growth VIP (c)		Deutsche Global Small Cap VIP (c)		Deutsche Government & Agency Securities VIP (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$32	$(4)	$17	$(3)	$957	$1,148
Capital gains distributions	-	-	976	511	-	2,159
Realized capital gain (loss) on sales of fund shares	2	-	3	2	(6,657)	(105)
Change in unrealized appreciation/depreciation on investments during the year	(74)	284	(1,411)	1,365	7,242	(5,226)
Net increase (decrease) in net assets from operations	(40)	280	(415)	1,875	1,542	(2,024)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	-
Contract owner maintenance charges	-	-	(8)	(7)	-	-
Terminations and withdrawals	-	-	-	-	(54,111)	(955)
Transfers between subaccounts, net	-	7,852	-	6,849	12,202	-
Net increase (decrease) in net assets from contract owner transactions	-	7,852	(8)	6,842	(41,909)	(955)
Net increase (decrease) in net assets	(40)	8,132	(423)	8,717	(40,367)	(2,979)
Net assets at beginning of year	8,132	-	8,717	-	52,501	55,480
Net assets at end of year	$8,092	$8,132	$8,294	$8,717	$12,134	$52,501

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Deutsche High Income VIP (b)(c)		Dimensional VA Global Bond Portfolio (b)		Dimensional VA International Small Portfolio (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,907	$(26)	$2,247	$159	$1,824	$2,360
Capital gains distributions	-	-	277	2,406	2,982	3,783
Realized capital gain (loss) on sales of fund shares	(1,536)	354	6	2	140	35
Change in unrealized appreciation/depreciation on investments during the year	-	-	883	(2,352)	(14,157)	10,280
Net increase (decrease) in net assets from operations	2,371	328	3,413	215	(9,211)	16,458

From contract owner transactions:
Variable annuity deposits	-	-	4,893	-	16,309	245
Contract owner maintenance charges	-	-	(9)	(8)	-	-
Terminations and withdrawals	-	-	(584)	(61)	(703)	(78)
Transfers between subaccounts, net	(2,371)	(328)	-	169,299	-	114,746
Net increase (decrease) in net assets from contract owner transactions	(2,371)	(328)	4,300	169,230	15,606	114,913
Net increase (decrease) in net assets	-	-	7,713	169,445	6,395	131,371
Net assets at beginning of year	-	-	169,445	-	131,371	-
Net assets at end of year	$-	$-	$177,158	$169,445	$137,766	$131,371

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Dimensional VA International Value Portfolio (b)		Dimensional VA Short-Term Fixed Portfolio (b)		Dimensional VA U.S. Large Value Portfolio (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,662	$775	$(169)	$(66)	$5,629	$1,134
Capital gains distributions	-	-	25	22	7,772	8,885
Realized capital gain (loss) on sales of fund shares	49	11	-	-	155	25
Change in unrealized appreciation/depreciation on investments during the year	(8,791)	4,381	(89)	(74)	4,890	5,662
Net increase (decrease) in net assets from operations	(6,080)	5,167	(233)	(118)	18,446	15,706

From contract owner transactions:
Variable annuity deposits	24,463	23,563	19,570	25,376	282,723	36,309
Contract owner maintenance charges	(16)	(13)	-	-	-	-
Terminations and withdrawals	(175)	-	(140)	-	(746)	(38)
Transfers between subaccounts, net	20,000	13,763	-	-	20,002	63,772
Net increase (decrease) in net assets from contract owner transactions	44,272	37,313	19,430	25,376	301,979	100,043
Net increase (decrease) in net assets	38,192	42,480	19,197	25,258	320,425	115,749
Net assets at beginning of year	42,480	-	25,258	-	115,749	-
Net assets at end of year	$80,672	$42,480	$44,455	$25,258	$436,174	$115,749

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Dimensional VA U.S. Targeted Value Portfolio (b)		Dreyfus IP Small Cap Stock Index (b)		Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income (a)
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$132	$5	$(64)	$(196)	$117	$91
Capital gains distributions	1,397	-	4,147	-	-	-
Realized capital gain (loss) on sales of fund shares	30	8	1,697	155	5	(1)
Change in unrealized appreciation/depreciation on investments during the year	(1,316)	2,231	(2,832)	10,809	-	(227)
Net increase (decrease) in net assets from operations	243	2,244	2,948	10,768	122	(137)

From contract owner transactions:
Variable annuity deposits	9,786	-	3,743	9,961	-	18,926
Contract owner maintenance charges	(9)	(7)	-	(32)	(4)	-
Terminations and withdrawals	(70)	-	(11,066)	(37)	(757)	(104)
Transfers between subaccounts, net	10,000	6,873	(15,902)	79,219	639	2,000
Net increase (decrease) in net assets from contract owner transactions	19,707	6,866	(23,225)	89,111	(122)	20,822
Net increase (decrease) in net assets	19,950	9,110	(20,277)	99,879	-	20,685
Net assets at beginning of year	9,110	-	99,879	-	-	-
Net assets at end of year	$29,060	$9,110	$79,602	$99,879	$-	$20,685

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Federated Fund for U.S. Government Securities II	Federated High Income Bond II		Fidelity VIP Balanced	Fidelity VIP Contrafund
	2014	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(140)	$8,814	$(302)	$116	$2,064	$320
Capital gains distributions	-	-	-	1,573	10,721	23
Realized capital gain (loss) on sales of fund shares	12	396	33	(6)	5,101	56
Change in unrealized appreciation/depreciation on investments during the year	891	(5,553)	5,603	(144)	18,458	18,330
Net increase (decrease) in net assets from operations	763	3,657	5,334	1,539	36,344	18,729

From contract owner transactions:
Variable annuity deposits	26,392	-	21	11,883	38,581	-
Contract owner maintenance charges	-	(8)	(7)	-	(304)	(33)
Terminations and withdrawals	(2,688)	(2,429)	(1,267)	(108)	(381)	-
Transfers between subaccounts, net	80,422	(71,434)	159,225	-	379,272	31,964
Net increase (decrease) in net assets from contract owner transactions	104,126	(73,871)	157,972	11,775	417,168	31,931
Net increase (decrease) in net assets	104,889	(70,214)	163,306	13,314	453,512	50,660
Net assets at beginning of year	-	163,306	-	-	86,113	35,453
Net assets at end of year	$104,889	$93,092	$163,306	$13,314	$539,625	$86,113

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Disciplined Small Cap		Fidelity VIP Emerging Markets (b)		Fidelity VIP Growth & Income
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(37)	$3	$(237)	$71	$1,455	$332
Capital gains distributions	817	644	-	20	8	-
Realized capital gain (loss) on sales of fund shares	2	1	2,403	(2)	49	3
Change in unrealized appreciation/depreciation on investments during the year	(293)	745	(116)	(42)	6,138	3,497
Net increase (decrease) in net assets from operations	489	1,393	2,050	47	7,650	3,832

From contract owner transactions:
Variable annuity deposits	-	-	750	13,563	80,629	-
Contract owner maintenance charges	-	-	(25)	(8)	(105)	-
Terminations and withdrawals	-	-	(20)	-	-	-
Transfers between subaccounts, net	-	9,582	11,726	9,174	24,028	20,911
Net increase (decrease) in net assets from contract owner transactions	-	9,582	12,431	22,729	104,552	20,911
Net increase (decrease) in net assets	489	10,975	14,481	22,776	112,202	24,743
Net assets at beginning of year	10,975	-	22,776	-	24,743	-
Net assets at end of year	$11,464	$10,975	$37,257	$22,776	$136,945	$24,743

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Growth Opportunities		Fidelity VIP High Income	Fidelity VIP Index 500
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(502)	$(51)	$274	$5,979	$5,133
Capital gains distributions	183	-	-	486	2,801
Realized capital gain (loss) on sales of fund shares	41	650	(300)	38,870	2,558
Change in unrealized appreciation/depreciation on investments during the year	21,194	-	(415)	(3,109)	70,860
Net increase (decrease) in net assets from operations	20,916	599	(441)	42,226	81,352

From contract owner transactions:
Variable annuity deposits	267,964	-	-	173,575	6
Contract owner maintenance charges	-	(17)	-	(239)	(243)
Terminations and withdrawals	(288)	-	-	(3,269)	(29,530)
Transfers between subaccounts, net	-	(582)	5,608	(121,599)	276,171
Net increase (decrease) in net assets from contract owner transactions	267,676	(599)	5,608	48,468	246,404
Net increase (decrease) in net assets	288,592	-	5,167	90,694	327,756
Net assets at beginning of year	-	-	-	461,945	134,189
Net assets at end of year	$288,592	$-	$5,167	$552,639	$461,945

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap		Fidelity VIP Overseas
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,727	$3,600	$(1,220)	$(71)	$(193)	$(13)
Capital gains distributions	134	2,539	5,883	31,022	-	-
Realized capital gain (loss) on sales of fund shares	(1,188)	(1,153)	13,297	198	(2,271)	(116)
Change in unrealized appreciation/depreciation on investments during the year	11,345	(9,639)	(934)	19,676	-	-
Net increase (decrease) in net assets from operations	16,018	(4,653)	17,026	50,825	(2,464)	(129)

From contract owner transactions:
Variable annuity deposits	1	-	52,904	59,542	21,760	-
Contract owner maintenance charges	(152)	(92)	(91)	(105)	(44)	(2)
Terminations and withdrawals	(13,137)	(2,230)	(2,449)	(1,647)	-	-
Transfers between subaccounts, net	161,290	79,316	(161,078)	93,986	(19,252)	131
Net increase (decrease) in net assets from contract owner transactions	148,002	76,994	(110,714)	151,776	2,464	129
Net increase (decrease) in net assets	164,020	72,341	(93,688)	202,601	-	-
Net assets at beginning of year	199,916	127,575	275,671	73,070	-	-
Net assets at end of year	$363,936	$199,916	$181,983	$275,671	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Fidelity VIP Real Estate		Fidelity VIP Strategic Income		Franklin Growth and Income VIP Fund (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,670	$1,338	$11,603	$1,156	$668	$(57)
Capital gains distributions	7,719	4,713	5,288	346	-	-
Realized capital gain (loss) on sales of fund shares	5,863	68	387	(174)	49	-
Change in unrealized appreciation/depreciation on investments during the year	10,118	(7,739)	(17,353)	(1,805)	4,577	1,694
Net increase (decrease) in net assets from operations	25,370	(1,620)	(75)	(477)	5,294	1,637

From contract owner transactions:
Variable annuity deposits	98,736	9,063	-	-	-	68,458
Contract owner maintenance charges	(20)	(43)	(162)	-	-	-
Terminations and withdrawals	(830)	(1,154)	(4,674)	-	-	-
Transfers between subaccounts, net	(84,905)	41,000	428,520	(7,281)	-	-
Net increase (decrease) in net assets from contract owner transactions	12,981	48,866	423,684	(7,281)	-	68,458
Net increase (decrease) in net assets	38,351	47,246	423,609	(7,758)	5,294	70,095
Net assets at beginning of year	101,402	54,156	34,167	41,925	70,095	-
Net assets at end of year	$139,753	$101,402	$457,776	$34,167	$75,389	$70,095

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin High Income VIP Fund (c)	Franklin Income VIP Fund (c)		Franklin Large Cap Growth VIP Fund (c)	Franklin Mutual Global Discovery VIP Fund (c)
	2014	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,706	$4,633	$449	$(211)	$11,623	$6,089
Capital gains distributions	-	-	-	-	46,462	31,069
Realized capital gain (loss) on sales of fund shares	(2,477)	53	-	3	2,111	387
Change in unrealized appreciation/depreciation on investments during the year	(2,880)	(1,874)	1,440	792	(35,717)	33,777
Net increase (decrease) in net assets from operations	(651)	2,812	1,889	584	24,479	71,322

From contract owner transactions:
Variable annuity deposits	25,000	43,518	76,709	-	-	75
Contract owner maintenance charges	(36)	(142)	(9)	(60)	(291)	(204)
Terminations and withdrawals	(251)	-	-	-	(5,966)	(3,882)
Transfers between subaccounts, net	27,575	-	-	95,110	189,799	239,358
Net increase (decrease) in net assets from contract owner transactions	52,288	43,376	76,700	95,050	183,542	235,347
Net increase (decrease) in net assets	51,637	46,188	78,589	95,634	208,021	306,669
Net assets at beginning of year	-	78,589	-	-	461,004	154,335
Net assets at end of year	$51,637	$124,777	$78,589	$95,634	$669,025	$461,004

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Mutual Shares VIP Fund (c)	Franklin Rising Dividends VIP Fund (c)		Franklin Small Cap Value VIP Fund (c)
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$389	$683	$35	$92	$(178)
Capital gains distributions	109	1,895	-	9,568	95
Realized capital gain (loss) on sales of fund shares	(1)	1,219	22	939	65
Change in unrealized appreciation/depreciation on investments during the year	(821)	5,238	10,586	(9,191)	10,261
Net increase (decrease) in net assets from operations	(324)	9,035	10,643	1,408	10,243

From contract owner transactions:
Variable annuity deposits	-	9,981	39	79,017	57,299
Contract owner maintenance charges	-	-	-	(48)	(48)
Terminations and withdrawals	-	(453)	(37)	(805)	-
Transfers between subaccounts, net	21,485	4,876	63,772	(42,909)	47,818
Net increase (decrease) in net assets from contract owner transactions	21,485	14,404	63,774	35,255	105,069
Net increase (decrease) in net assets	21,161	23,439	74,417	36,663	115,312
Net assets at beginning of year	-	86,051	11,634	115,312	-
Net assets at end of year	$21,161	$109,490	$86,051	$151,975	$115,312

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Strategic Income VIP Fund (c)		Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,359	$(78)	$(279)	$(828)	$(185)
Capital gains distributions	845	-	9,847	-	1,980
Realized capital gain (loss) on sales of fund shares	2	1	20	(32)	-
Change in unrealized appreciation/depreciation on investments during the year	(2,611)	934	(6,860)	(1,559)	(1,353)
Net increase (decrease) in net assets from operations	595	857	2,728	(2,419)	442

From contract owner transactions:
Variable annuity deposits	5,942	-	41,955	175,903	44,489
Contract owner maintenance charges	-	-	(54)	(233)	(87)
Terminations and withdrawals	(242)	(16)	-	(4,618)	(282)
Transfers between subaccounts, net	-	35,232	7,646	41,177	305,997
Net increase (decrease) in net assets from contract owner transactions	5,700	35,216	49,547	212,229	350,117
Net increase (decrease) in net assets	6,295	36,073	52,275	209,810	350,559
Net assets at beginning of year	36,073	-	-	350,559	-
Net assets at end of year	$42,368	$36,073	$52,275	$560,369	$350,559

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Goldman Sachs VIT Mid Cap Value		Goldman Sachs VIT Small Cap Equity Insights (c)	Guggenheim VIF CLS AdvisorOne Amerigo (c)	Guggenheim VIF CLS AdvisorOne Clermont (c)
	2014	2013	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(294)	$65	$337	$210	$37
Capital gains distributions	4,940	1,166	13,818	15,534	1,238
Realized capital gain (loss) on sales of fund shares	5,272	199	(10)	(50)	884
Change in unrealized appreciation/depreciation on investments during the year	(2,427)	(800)	(11,533)	(16,519)	(1,563)
Net increase (decrease) in net assets from operations	7,491	630	2,612	(825)	596

From contract owner transactions:
Variable annuity deposits	2,686	15,000	-	165,149	165,149
Contract owner maintenance charges	(77)	-	(60)	(262)	(36)
Terminations and withdrawals	-	-	-	(896)	(126)
Transfers between subaccounts, net	4,891	(199)	95,009	52,532	(135,982)
Net increase (decrease) in net assets from contract owner transactions	7,500	14,801	94,949	216,523	29,005
Net increase (decrease) in net assets	14,991	15,431	97,561	215,698	29,601
Net assets at beginning of year	15,431	-	-	-	-
Net assets at end of year	$30,422	$15,431	$97,561	$215,698	$29,601

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Floating Rate Strategies (b)(c)		Guggenheim VIF Global Managed Futures Strategy (c)		Guggenheim VIF High Yield (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,976)	$(281)	$(217)	$(20)	$(166)	$(267)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	899	282	39	-	(2,435)	6,195
Change in unrealized appreciation/depreciation on investments during the year	3,540	2,348	5,053	600	(1,718)	(764)
Net increase (decrease) in net assets from operations	2,463	2,349	4,875	580	(4,319)	5,164

From contract owner transactions:
Variable annuity deposits	-	87,530	26,241	-	-	6,187
Contract owner maintenance charges	(489)	(87)	(49)	-	(40)	(17)
Terminations and withdrawals	(10,829)	(194)	-	-	(84)	-
Transfers between subaccounts, net	41,308	83,432	(586)	11,979	17,849	(79,756)
Net increase (decrease) in net assets from contract owner transactions	29,990	170,681	25,606	11,979	17,725	(73,586)
Net increase (decrease) in net assets	32,453	173,030	30,481	12,559	13,406	(68,422)
Net assets at beginning of year	173,030	-	12,559	-	18,368	86,790
Net assets at end of year	$205,483	$173,030	$43,040	$12,559	$31,774	$18,368

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Large Cap Value (c)		Guggenheim VIF Long Short Equity (c)		Guggenheim VIF Macro Opportunities (b)(c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(271)	$(59)	$(327)	$(50)	$(23)	$(18)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	4,280	7	14	1	-	(148)
Change in unrealized appreciation/depreciation on investments during the year	2,586	5,879	2,036	1,523	22	-
Net increase (decrease) in net assets from operations	6,595	5,827	1,723	1,474	(1)	(166)

From contract owner transactions:
Variable annuity deposits	263,335	17,470	27,375	29,785	-	10,000
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	-	-	(330)	-	-	-
Transfers between subaccounts, net	(284,869)	21,708	-	-	29,217	(9,834)
Net increase (decrease) in net assets from contract owner transactions	(21,534)	39,178	27,045	29,785	29,217	166
Net increase (decrease) in net assets	(14,939)	45,005	28,768	31,259	29,216	-
Net assets at beginning of year	45,005	-	31,259	-	-	-
Net assets at end of year	$30,066	$45,005	$60,027	$31,259	$29,216	$-

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Mid Cap Value (c)		Guggenheim VIF Multi-Hedge Strategies (c)		Guggenheim VIF Small Cap Value (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(182)	$(26)	$(463)	$(39)	$(39)	$(30)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,385)	2	83	-	1,020	4
Change in unrealized appreciation/depreciation on investments during the year	72	2,947	7,066	16	(1,978)	1,971
Net increase (decrease) in net assets from operations	(2,495)	2,923	6,686	(23)	(997)	1,945

From contract owner transactions:
Variable annuity deposits	11,760	-	130,139	22,244	-	13,021
Contract owner maintenance charges	(39)	-	-	-	(8)	(13)
Terminations and withdrawals	-	-	(5,925)	-	(11,433)	-
Transfers between subaccounts, net	2,558	10,770	5,671	-	1,376	-
Net increase (decrease) in net assets from contract owner transactions	14,279	10,770	129,885	22,244	(10,065)	13,008
Net increase (decrease) in net assets	11,784	13,693	136,571	22,221	(11,062)	14,953
Net assets at beginning of year	13,693	-	22,221	-	14,953	-
Net assets at end of year	$25,477	$13,693	$158,792	$22,221	$3,891	$14,953

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF StylePlus Large Core (c)	Guggenheim VIF StylePlus Large Growth (c)	Guggenheim VIF StylePlus Mid Growth (c)	Guggenheim VIF Total Return Bond (b)(c)
	2014	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(21)	$(24)	$(21)	$(842)	$(53)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	8	5	-	264	1
Change in unrealized appreciation/depreciation on investments during the year	604	607	576	9,761	829
Net increase (decrease) in net assets from operations	591	588	555	9,183	777

From contract owner transactions:
Variable annuity deposits	-	24,464	-	247,121	29,620
Contract owner maintenance charges	(20)	-	-	(32)	-
Terminations and withdrawals	(68)	(175)	-	(9,667)	-
Transfers between subaccounts, net	16,272	-	10,000	26,584	-
Net increase (decrease) in net assets from contract owner transactions	16,184	24,289	10,000	264,006	29,620
Net increase (decrease) in net assets	16,775	24,877	10,555	273,189	30,397
Net assets at beginning of year	-	-	-	30,397	-
Net assets at end of year	$16,775	$24,877	$10,555	$303,586	$30,397

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF World Equity Income (c)		Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation (b)
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12)	$(2)	$28	$4,998	$1,967
Capital gains distributions	-	-	78	18,468	1,163
Realized capital gain (loss) on sales of fund shares	(833)	-	(2)	1,663	36
Change in unrealized appreciation/depreciation on investments during the year	(105)	105	(378)	(10,117)	8,740
Net increase (decrease) in net assets from operations	(950)	103	(274)	15,012	11,906

From contract owner transactions:
Variable annuity deposits	-	-	10,903	1,001,509	212,621
Contract owner maintenance charges	-	-	(16)	(325)	-
Terminations and withdrawals	(145)	(6,600)	-	(1,527)	-
Transfers between subaccounts, net	(30,375)	37,967	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(30,520)	31,367	10,887	999,657	212,621
Net increase (decrease) in net assets	(31,470)	31,470	10,613	1,014,669	224,527
Net assets at beginning of year	31,470	-	-	224,527	-
Net assets at end of year	$-	$31,470	$10,613	$1,239,196	$224,527

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ibbotson Conservative ETF Asset Allocation (b)		Ibbotson Growth ETF Asset Allocation (b)		Invesco V.I. American Franchise
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,582	$197	$(88)	$555	$(18)
Capital gains distributions	14,926	299	427	103	-
Realized capital gain (loss) on sales of fund shares	1,276	1	725	17	(148)
Change in unrealized appreciation/depreciation on investments during the year	(17,406)	(19)	1,250	5,158	-
Net increase (decrease) in net assets from operations	2,378	478	2,314	5,833	(166)

From contract owner transactions:
Variable annuity deposits	590,714	24,449	110,542	79,025	-
Contract owner maintenance charges	(169)	-	(48)	-	(4)
Terminations and withdrawals	(41,568)	-	-	-	(744)
Transfers between subaccounts, net	431,076	-	(158)	-	914
Net increase (decrease) in net assets from contract owner transactions	980,053	24,449	110,336	79,025	166
Net increase (decrease) in net assets	982,431	24,927	112,650	84,858	-
Net assets at beginning of year	24,927	-	84,858	-	-
Net assets at end of year	$1,007,358	$24,927	$197,508	$84,858	$-

(b) Prior year new subaccount. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. American Value		Invesco V.I. Balanced-Risk Allocation (a)	Invesco V.I. Comstock		Invesco V.I. Equity and Income
	2014	2013	2014	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(222)	$(18)	$(7)	$694	$978	$47
Capital gains distributions	1,334	-	-	-	-	619
Realized capital gain (loss) on sales of fund shares	8	-	-	1,009	175	4
Change in unrealized appreciation/depreciation on investments during the year	240	243	86	4,381	8,070	141
Net increase (decrease) in net assets from operations	1,360	225	79	6,084	9,223	811

From contract owner transactions:
Variable annuity deposits	15,503	-	-	26,392	59	12,300
Contract owner maintenance charges	-	-	-	(1)	(6)	(34)
Terminations and withdrawals	-	-	(53)	(3,044)	(835)	-
Transfers between subaccounts, net	-	11,435	9,464	(11,851)	76,023	-
Net increase (decrease) in net assets from contract owner transactions	15,503	11,435	9,411	11,496	75,241	12,266
Net increase (decrease) in net assets	16,863	11,660	9,490	17,580	84,464	13,077
Net assets at beginning of year	11,660	-	-	84,464	-	-
Net assets at end of year	$28,523	$11,660	$9,490	$102,044	$84,464	$13,077

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Global Core Equity	Invesco V.I. Global Real Estate		Invesco V.I. Government Securities
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$43	$738	$2,462	$2,344	$2,588
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	4	40	(54)	(20)	(4)
Change in unrealized appreciation/depreciation on investments during the year	33	8,825	(875)	739	(3,064)
Net increase (decrease) in net assets from operations	80	9,603	1,533	3,063	(480)

From contract owner transactions:
Variable annuity deposits	8,066	7,570	40	8,066	-
Contract owner maintenance charges	(22)	-	-	(21)	-
Terminations and withdrawals	-	(316)	(1,917)	(378)	(34)
Transfers between subaccounts, net	-	-	70,235	2,973	85,503
Net increase (decrease) in net assets from contract owner transactions	8,044	7,254	68,358	10,640	85,469
Net increase (decrease) in net assets	8,124	16,857	69,891	13,703	84,989
Net assets at beginning of year	-	69,891	-	84,989	-
Net assets at end of year	$8,124	$86,748	$69,891	$98,692	$84,989

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. High Yield		Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity	Invesco V.I. S&P 500 Index
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(53)	$1,599	$1,414	$1,205	$(29)	$438
Capital gains distributions	-	-	-	-	2,442	-
Realized capital gain (loss) on sales of fund shares	192	2,680	5,905	574	(17)	3,117
Change in unrealized appreciation/depreciation on investments during the year	492	(1,893)	(4,262)	19,347	(3,011)	2,975
Net increase (decrease) in net assets from operations	631	2,386	3,057	21,126	(615)	6,530

From contract owner transactions:
Variable annuity deposits	601	-	2,119	10,587	-	-
Contract owner maintenance charges	(23)	(38)	(73)	(4)	(16)	(40)
Terminations and withdrawals	(1,198)	(4,393)	(486)	(55)	(53)	(325)
Transfers between subaccounts, net	(37,191)	(23,384)	(14,529)	115,310	22,568	72,010
Net increase (decrease) in net assets from contract owner transactions	(37,811)	(27,815)	(12,969)	125,838	22,499	71,645
Net increase (decrease) in net assets	(37,180)	(25,429)	(9,912)	146,964	21,884	78,175
Net assets at beginning of year	38,691	64,120	182,434	35,470	-	-
Net assets at end of year	$1,511	$38,691	$172,522	$182,434	$21,884	$78,175

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Small Cap Equity		Ivy Funds VIP Asset Strategy		Ivy Funds VIP Balanced
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(378)	$(173)	$(37)	$47	$48	$91
Capital gains distributions	7,683	772	1,376	-	837	734
Realized capital gain (loss) on sales of fund shares	81	26	(301)	1	2	-
Change in unrealized appreciation/depreciation on investments during the year	(6,569)	12,780	(1,502)	1,311	(195)	701
Net increase (decrease) in net assets from operations	817	13,405	(464)	1,359	692	1,526

From contract owner transactions:
Variable annuity deposits	13,248	39	8,152	9,701	-	8,247
Contract owner maintenance charges	-	-	(7)	(6)	(10)	(7)
Terminations and withdrawals	(361)	(37)	(3,648)	-	-	-
Transfers between subaccounts, net	(8,498)	60,788	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	4,389	60,790	4,497	9,695	(10)	8,240
Net increase (decrease) in net assets	5,206	74,195	4,033	11,054	682	9,766
Net assets at beginning of year	86,009	11,814	11,054	-	9,766	-
Net assets at end of year	$91,215	$86,009	$15,087	$11,054	$10,448	$9,766

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP Core Equity		Ivy Funds VIP Energy	Ivy Funds VIP Global Bond
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$28	$(117)	$(280)	$(7)	$(1)
Capital gains distributions	10,480	-	702	-	-
Realized capital gain (loss) on sales of fund shares	60	12	7	-	(5)
Change in unrealized appreciation/depreciation on investments during the year	(3,817)	9,971	(3,453)	(96)	-
Net increase (decrease) in net assets from operations	6,751	9,866	(3,024)	(103)	(6)

From contract owner transactions:
Variable annuity deposits	-	34	21,760	-	-
Contract owner maintenance charges	-	-	(67)	-	-
Terminations and withdrawals	(347)	(38)	-	(44)	-
Transfers between subaccounts, net	-	63,772	-	2,991	6
Net increase (decrease) in net assets from contract owner transactions	(347)	63,768	21,693	2,947	6
Net increase (decrease) in net assets	6,404	73,634	18,669	2,844	-
Net assets at beginning of year	73,634	-	-	-	-
Net assets at end of year	$80,038	$73,634	$18,669	$2,844	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP High Income		Ivy Funds VIP International Core Equity	Ivy Funds VIP International Growth
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,891	$4,438	$(60)	$208	$75
Capital gains distributions	1,701	-	-	1,154	310
Realized capital gain (loss) on sales of fund shares	5,461	(1,431)	(94)	6	706
Change in unrealized appreciation/depreciation on investments during the year	(15,122)	10,672	(1,519)	(1,807)	1,569
Net increase (decrease) in net assets from operations	1,931	13,679	(1,673)	(439)	2,660

From contract owner transactions:
Variable annuity deposits	131,186	6,199	26,392	-	-
Contract owner maintenance charges	(111)	(16)	(1)	-	-
Terminations and withdrawals	(7,802)	(11,037)	(2,569)	-	-
Transfers between subaccounts, net	(130,450)	245,131	4,844	14,623	2,720
Net increase (decrease) in net assets from contract owner transactions	(7,177)	240,277	28,666	14,623	2,720
Net increase (decrease) in net assets	(5,246)	253,956	26,993	14,184	5,380
Net assets at beginning of year	253,956	-	-	13,211	7,831
Net assets at end of year	$248,710	$253,956	$26,993	$27,395	$13,211

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP Limited-Term Bond		Ivy Funds VIP Mid Cap Growth		Ivy Funds VIP Science and Technology
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$205	$(1,001)	$(294)	$(131)	$(354)	$(28)
Capital gains distributions	360	218	3,952	290	1,299	-
Realized capital gain (loss) on sales of fund shares	88	(193)	68	821	1,029	2
Change in unrealized appreciation/depreciation on investments during the year	594	(414)	992	7,217	(1,174)	1,833
Net increase (decrease) in net assets from operations	1,247	(1,390)	4,718	8,197	800	1,807

From contract owner transactions:
Variable annuity deposits	-	6,618	-	82	41,504	6,618
Contract owner maintenance charges	(406)	(278)	-	-	(16)	(6)
Terminations and withdrawals	(34,455)	(5,767)	(349)	(38)	(7,476)	-
Transfers between subaccounts, net	64,070	283,750	-	51,883	(11,608)	11,435
Net increase (decrease) in net assets from contract owner transactions	29,209	284,323	(349)	51,927	22,404	18,047
Net increase (decrease) in net assets	30,456	282,933	4,369	60,124	23,204	19,854
Net assets at beginning of year	282,933	-	64,041	3,917	19,854	-
Net assets at end of year	$313,389	$282,933	$68,410	$64,041	$43,058	$19,854

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value		Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio
	2014	2014	2013	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(80)	$(27)	$(9)	$(1)	$(421)	$(26)
Capital gains distributions	1,304	5,640	-	-	12,272	-
Realized capital gain (loss) on sales of fund shares	(6)	191	1	-	(126)	3
Change in unrealized appreciation/depreciation on investments during the year	-	(1,548)	695	7	(7,094)	735
Net increase (decrease) in net assets from operations	1,218	4,256	687	6	4,631	712

From contract owner transactions:
Variable annuity deposits	23,489	74,757	6,618	-	58,512	23,208
Contract owner maintenance charges	(14)	(102)	(6)	-	(101)	-
Terminations and withdrawals	(114)	(7,115)	-	-	-	(82)
Transfers between subaccounts, net	-	1,970	-	2,835	7,919	-
Net increase (decrease) in net assets from contract owner transactions	23,361	69,510	6,612	2,835	66,330	23,126
Net increase (decrease) in net assets	24,579	73,766	7,299	2,841	70,961	23,838
Net assets at beginning of year	-	7,299	-	-	-	-
Net assets at end of year	$24,579	$81,065	$7,299	$2,841	$70,961	$23,838

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Janus Aspen Overseas	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Intrepid MidCap Portfolio	Lord Abbett Series Bond-Debenture VC		Lord Abbett Series Calibrated Dividend Growth VC
	2014	2014	2014	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(40)	$(34)	$(419)	$5,999	$1,567	$46
Capital gains distributions	-	-	2,952	3,796	586	452
Realized capital gain (loss) on sales of fund shares	(5)	2	26	(1,347)	(733)	3
Change in unrealized appreciation/depreciation on investments during the year	(1,521)	341	10,222	(9,401)	(775)	58
Net increase (decrease) in net assets from operations	(1,566)	309	12,781	(953)	645	559

From contract owner transactions:
Variable annuity deposits	-	47,316	186,494	106,062	8,250	2,971
Contract owner maintenance charges	-	-	(68)	(75)	(8)	-
Terminations and withdrawals	-	(263)	(1,811)	(6,158)	-	(28)
Transfers between subaccounts, net	9,233	-	-	10,445	24,784	-
Net increase (decrease) in net assets from contract owner transactions	9,233	47,053	184,615	110,274	33,026	2,943
Net increase (decrease) in net assets	7,667	47,362	197,396	109,321	33,671	3,502
Net assets at beginning of year	-	-	-	33,671	-	-
Net assets at end of year	$7,667	$47,362	$197,396	$142,992	$33,671	$3,502

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Lord Abbett Series Developing Growth VC		Lord Abbett Series Growth and Income VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity
	2014	2013	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(46)	$(54)	$(172)	$2,265	$(12)
Capital gains distributions	52	2,465	-	214	-
Realized capital gain (loss) on sales of fund shares	784	326	5	-	-
Change in unrealized appreciation/depreciation on investments during the year	(577)	1,117	1,633	(2,299)	(1,546)
Net increase (decrease) in net assets from operations	213	3,854	1,466	180	(1,558)

From contract owner transactions:
Variable annuity deposits	-	9,927	32,640	124,641	25,199
Contract owner maintenance charges	(1)	(16)	(97)	-	-
Terminations and withdrawals	(10,928)	(878)	-	-	-
Transfers between subaccounts, net	(13,523)	19,995	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(24,452)	29,028	32,543	124,641	25,199
Net increase (decrease) in net assets	(24,239)	32,882	34,009	124,821	23,641
Net assets at beginning of year	32,882	-	-	-	-
Net assets at end of year	$8,643	$32,882	$34,009	$124,821	$23,641

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	MFS VIT New Discovery		MFS VIT Research Bond		MFS VIT Research International	MFS VIT Total Return
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(218)	$(25)	$12,823	$538	$(3)	$(46)
Capital gains distributions	5,941	-	-	317	-	-
Realized capital gain (loss) on sales of fund shares	(43)	1,840	169	(1,036)	(1)	1,689
Change in unrealized appreciation/depreciation on investments during the year	(7,699)	(105)	7,936	(1,417)	(379)	-
Net increase (decrease) in net assets from operations	(2,019)	1,710	20,928	(1,598)	(383)	1,643

From contract owner transactions:
Variable annuity deposits	35,148	-	1	-	-	-
Contract owner maintenance charges	(46)	-	(275)	(47)	-	(33)
Terminations and withdrawals	-	-	(5,495)	(22,048)	(33)	-
Transfers between subaccounts, net	5,457	(5,561)	526,328	71,800	9,151	(1,610)
Net increase (decrease) in net assets from contract owner transactions	40,559	(5,561)	520,559	49,705	9,118	(1,643)
Net increase (decrease) in net assets	38,540	(3,851)	541,487	48,107	8,735	-
Net assets at beginning of year	-	3,851	71,590	23,483	-	-
Net assets at end of year	$38,540	$-	$613,077	$71,590	$8,735	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Equity (b)		Neuberger Berman AMT Guardian
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,954	$219	$(147)	$22	$(182)	$65
Capital gains distributions	4,656	283	-	-	3,632	500
Realized capital gain (loss) on sales of fund shares	651	6	55	14	(80)	-
Change in unrealized appreciation/depreciation on investments during the year	(37)	4,181	(9,990)	6,612	(1,741)	419
Net increase (decrease) in net assets from operations	7,224	4,689	(10,082)	6,648	1,629	984

From contract owner transactions:
Variable annuity deposits	-	30	60,102	75	21,760	9,926
Contract owner maintenance charges	(24)	-	-	-	(67)	(8)
Terminations and withdrawals	(6,137)	(29)	(560)	(56)	(10,394)	-
Transfers between subaccounts, net	66,319	54,863	-	90,061	(3)	-
Net increase (decrease) in net assets from contract owner transactions	60,158	54,864	59,542	90,080	11,296	9,918
Net increase (decrease) in net assets	67,382	59,553	49,460	96,728	12,925	10,902
Net assets at beginning of year	59,553	-	96,728	-	10,902	-
Net assets at end of year	$126,935	$59,553	$146,188	$96,728	$23,827	$10,902

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA
	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(54)	$275	$344	$753	$(85)
Capital gains distributions	-	-	-	5,000	-
Realized capital gain (loss) on sales of fund shares	(1)	(2)	(1)	(1,627)	18
Change in unrealized appreciation/depreciation on investments during the year	(439)	(265)	(491)	(30,417)	16,352
Net increase (decrease) in net assets from operations	(494)	8	(148)	(26,291)	16,285

From contract owner transactions:
Variable annuity deposits	24,717	-	8,250	238,686	5,306
Contract owner maintenance charges	(36)	(8)	(9)	(74)	(5)
Terminations and withdrawals	-	-	-	(698)	(55)
Transfers between subaccounts, net	-	11,042	-	(20,572)	144,630
Net increase (decrease) in net assets from contract owner transactions	24,681	11,034	8,241	217,342	149,876
Net increase (decrease) in net assets	24,187	11,042	8,093	191,051	166,161
Net assets at beginning of year	-	8,093	-	166,161	-
Net assets at end of year	$24,187	$19,135	$8,093	$357,212	$166,161

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(88)	$(22)	$(144)	$333	$13,980	$4,823
Capital gains distributions	9,775	-	-	-	7,163	2,051
Realized capital gain (loss) on sales of fund shares	(104)	-	(70)	(176)	(14)	(657)
Change in unrealized appreciation/depreciation on investments during the year	3,666	512	(29,667)	(6,690)	(23,612)	(6,113)
Net increase (decrease) in net assets from operations	13,249	490	(29,881)	(6,533)	(2,483)	104

From contract owner transactions:
Variable annuity deposits	168,859	15,000	99,117	37,443	119,294	28,219
Contract owner maintenance charges	-	-	(25)	(24)	(15)	(15)
Terminations and withdrawals	(1,256)	-	(443)	(1,969)	(1,037)	(4,759)
Transfers between subaccounts, net	2,837	-	-	25,907	5,372	207,233
Net increase (decrease) in net assets from contract owner transactions	170,440	15,000	98,649	61,357	123,614	230,678
Net increase (decrease) in net assets	183,689	15,490	68,768	54,824	121,131	230,782
Net assets at beginning of year	15,490	-	54,824	-	238,431	7,649
Net assets at end of year	$199,179	$15,490	$123,592	$54,824	$359,562	$238,431

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield		PIMCO VIT Low Duration Advisor Class
	2013	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$52	$69	$528	$2,219	$1,119	$2,683
Capital gains distributions	-	251	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(345)	-	(793)	(629)	1,292	2
Change in unrealized appreciation/depreciation on investments during the year	-	(583)	(115)	(518)	(2,067)	(4,611)
Net increase (decrease) in net assets from operations	(293)	(263)	(380)	1,072	344	(1,926)

From contract owner transactions:
Variable annuity deposits	-	3,418	3,570	-	953,508	7,530
Contract owner maintenance charges	(3)	-	-	(8)	(422)	(191)
Terminations and withdrawals	(12,818)	-	-	(3,462)	(784,061)	(6,466)
Transfers between subaccounts, net	13,114	5,371	207	(107,879)	(65,210)	305,235
Net increase (decrease) in net assets from contract owner transactions	293	8,789	3,777	(111,349)	103,815	306,108
Net increase (decrease) in net assets	-	8,526	3,397	(110,277)	104,159	304,182
Net assets at beginning of year	-	-	-	110,277	415,792	111,610
Net assets at end of year	$-	$8,526	$3,397	$-	$519,951	$415,792

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Real Return Advisor Class		PIMCO VIT Short-Term (b)		PIMCO VIT Total Return Administrative Class (e)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$65	$2,571	$77	$46	$3,301	$3,700
Capital gains distributions	-	1,566	110	-	-	1,450
Realized capital gain (loss) on sales of fund shares	(18,974)	(1,651)	98	-	31	1,577
Change in unrealized appreciation/depreciation on investments during the year	21,556	(18,644)	(214)	224	3,278	(10,503)
Net increase (decrease) in net assets from operations	2,647	(16,158)	71	270	6,610	(3,776)

From contract owner transactions:
Variable annuity deposits	10,585	39,812	26,392	-	-	-
Contract owner maintenance charges	(14)	(91)	-	-	-	-
Terminations and withdrawals	(221)	(2,695)	(3,134)	(35)	(2,544)	(2,537)
Transfers between subaccounts, net	(150,756)	74,951	103	85,504	-	(41,177)
Net increase (decrease) in net assets from contract owner transactions	(140,406)	111,977	23,361	85,469	(2,544)	(43,714)
Net increase (decrease) in net assets	(137,759)	95,819	23,432	85,739	4,066	(47,490)
Net assets at beginning of year	193,354	97,535	85,739	-	165,840	213,330
Net assets at end of year	$55,595	$193,354	$109,171	$85,739	$169,906	$165,840

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Total Return Advisor Class		Pioneer Bond VCT	Pioneer High Yield VCT (b)
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,568	$8,697	$2,054	$225	$319
Capital gains distributions	-	5,331	88	-	-
Realized capital gain (loss) on sales of fund shares	(21,513)	(838)	5	361	-
Change in unrealized appreciation/depreciation on investments during the year	27,954	(24,891)	(517)	(300)	300
Net increase (decrease) in net assets from operations	10,009	(11,701)	1,630	286	619

From contract owner transactions:
Variable annuity deposits	184,529	1	275,090	-	-
Contract owner maintenance charges	(201)	(301)	-	-	-
Terminations and withdrawals	(4,767)	(8,406)	(9,002)	-	-
Transfers between subaccounts, net	(545,482)	291,375	-	(63,153)	62,248
Net increase (decrease) in net assets from contract owner transactions	(365,921)	282,669	266,088	(63,153)	62,248
Net increase (decrease) in net assets	(355,912)	270,968	267,718	(62,867)	62,867
Net assets at beginning of year	609,463	338,495	-	62,867	-
Net assets at end of year	$253,551	$609,463	$267,718	$-	$62,867

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Power Income VIT (b)		Probabilities Fund (b)		Putnam VT Equity Income (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$190	$(17)	$(1,315)	$(461)	$39	$(18)
Capital gains distributions	180	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	102	-	1,148	(8)	14	-
Change in unrealized appreciation/depreciation on investments during the year	(839)	43	10,727	5,979	1,690	270
Net increase (decrease) in net assets from operations	(367)	26	10,560	5,510	1,743	252

From contract owner transactions:
Variable annuity deposits	12,300	7,530	16,093	55,020	3,744	-
Contract owner maintenance charges	(32)	-	(417)	(197)	-	-
Terminations and withdrawals	(7,633)	-	(16,151)	-	-	-
Transfers between subaccounts, net	-	-	28,659	163,109	-	11,435
Net increase (decrease) in net assets from contract owner transactions	4,635	7,530	28,184	217,932	3,744	11,435
Net increase (decrease) in net assets	4,268	7,556	38,744	223,442	5,487	11,687
Net assets at beginning of year	7,556	-	223,442	-	11,687	-
Net assets at end of year	$11,824	$7,556	$262,186	$223,442	$17,174	$11,687

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Putnam VT High Yield (b)		Putnam VT Income	Rydex VIF Banking (c)	Rydex VIF Basic Materials (c)
	2014	2013	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(42)	$(2)	$(243)	$(65)	$6,363	$683
Capital gains distributions	-	-	-	-	14,232	6,332
Realized capital gain (loss) on sales of fund shares	(89)	(707)	1	1,798	(397)	8
Change in unrealized appreciation/depreciation on investments during the year	-	-	(10)	-	(27,909)	2,184
Net increase (decrease) in net assets from operations	(131)	(709)	(252)	1,733	(7,711)	9,207

From contract owner transactions:
Variable annuity deposits	123	-	174,988	-	2	-
Contract owner maintenance charges	-	-	-	(12)	(367)	(102)
Terminations and withdrawals	-	-	-	-	(3,193)	(196)
Transfers between subaccounts, net	8	709	8,807	(1,721)	49,404	113,665
Net increase (decrease) in net assets from contract owner transactions	131	709	183,795	(1,733)	45,846	113,367
Net increase (decrease) in net assets	-	-	183,543	-	38,135	122,574
Net assets at beginning of year	-	-	-	-	122,574	-
Net assets at end of year	$-	$-	$183,543	$-	$160,709	$122,574

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Biotechnology (c)		Rydex VIF Commodities Strategy (c)	Rydex VIF Consumer Products (c)		Rydex VIF Dow 2x Strategy (c)
	2014	2013	2014	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,507)	$(448)	$(14)	$499	$2,529	$(406)
Capital gains distributions	-	-	-	24,145	-	20,826
Realized capital gain (loss) on sales of fund shares	3,931	153	(131)	1,963	84	2,124
Change in unrealized appreciation/depreciation on investments during the year	76,450	32,247	-	11,172	18,846	(15,194)
Net increase (decrease) in net assets from operations	78,874	31,952	(145)	37,779	21,459	7,350

From contract owner transactions:
Variable annuity deposits	39,988	-	-	1	-	227
Contract owner maintenance charges	(423)	(154)	-	(534)	(224)	(115)
Terminations and withdrawals	(13,191)	(514)	(202)	(17,317)	(674)	(11)
Transfers between subaccounts, net	86,269	150,561	347	186,936	207,342	92,060
Net increase (decrease) in net assets from contract owner transactions	112,643	149,893	145	169,086	206,444	92,161
Net increase (decrease) in net assets	191,517	181,845	-	206,865	227,903	99,511
Net assets at beginning of year	181,845	-	-	227,903	-	-
Net assets at end of year	$373,362	$181,845	$-	$434,768	$227,903	$99,511

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Electronics (c)	Rydex VIF Energy (c)		Rydex VIF Energy Services (c)		Rydex VIF Europe 1.25x Strategy (c)
	2014	2014	2013	2014	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(129)	$(252)	$26	$(428)	$(132)	$(9)
Capital gains distributions	-	9,957	851	5,854	2,851	-
Realized capital gain (loss) on sales of fund shares	702	23	24	254	3	564
Change in unrealized appreciation/depreciation on investments during the year	279	(35,197)	5,141	(28,617)	569	(295)
Net increase (decrease) in net assets from operations	852	(25,469)	6,042	(22,937)	3,291	260

From contract owner transactions:
Variable annuity deposits	-	-	-	4,893	-	-
Contract owner maintenance charges	(29)	(189)	(79)	(94)	(31)	(2)
Terminations and withdrawals	(28)	(3,123)	(205)	(64)	-	(906)
Transfers between subaccounts, net	2,241	52,199	53,671	187	69,985	(5,251)
Net increase (decrease) in net assets from contract owner transactions	2,184	48,887	53,387	4,922	69,954	(6,159)
Net increase (decrease) in net assets	3,036	23,418	59,429	(18,015)	73,245	(5,899)
Net assets at beginning of year	-	59,429	-	73,245	-	5,899
Net assets at end of year	$3,036	$82,847	$59,429	$55,230	$73,245	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Financial Services (c)	Rydex VIF Government Long Bond 1.2x Strategy (c)		Rydex VIF Health Care (c)	Rydex VIF Inverse Dow 2x Strategy (c)
	2014	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$167	$56	$61	$(5)	$(21)
Capital gains distributions	-	-	(2)	83	-
Realized capital gain (loss) on sales of fund shares	65	8,254	(2,936)	77	(1,498)
Change in unrealized appreciation/depreciation on investments during the year	1,051	803	-	137	-
Net increase (decrease) in net assets from operations	1,283	9,113	(2,877)	292	(1,519)

From contract owner transactions:
Variable annuity deposits	-	100	-	-	-
Contract owner maintenance charges	(52)	(4)	(3)	-	-
Terminations and withdrawals	-	(506)	(5,531)	(39)	-
Transfers between subaccounts, net	47,282	50,365	8,411	2,188	1,519
Net increase (decrease) in net assets from contract owner transactions	47,230	49,955	2,877	2,149	1,519
Net increase (decrease) in net assets	48,513	59,068	-	2,441	-
Net assets at beginning of year	-	-	-	-	-
Net assets at end of year	$48,513	$59,068	$-	$2,441	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Inverse Government Long Bond Strategy (c)		Rydex VIF Inverse NASDAQ-100 Strategy (c)		Rydex VIF Inverse Russell 2000 Strategy (c)
	2014	2013	2014	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(82)	$(56)	$(88)	$(79)	$(9)
Capital gains distributions	12	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(5,638)	4,488	(5,047)	(5,825)	(3,343)
Change in unrealized appreciation/depreciation on investments during the year	-	-	1,311	(784)	-
Net increase (decrease) in net assets from operations	(5,708)	4,432	(3,824)	(6,688)	(3,352)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	(605)	(900)	(209)	(142)	-
Transfers between subaccounts, net	6,336	(3,555)	1,428	1,116	3,352
Net increase (decrease) in net assets from contract owner transactions	5,731	(4,455)	1,219	974	3,352
Net increase (decrease) in net assets	23	(23)	(2,605)	(5,714)	-
Net assets at beginning of year	(23)	-	14,358	20,072	-
Net assets at end of year	$-	$(23)	$11,753	$14,358	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Inverse S&P 500 Strategy (c)		Rydex VIF Mid-Cap 1.5x Strategy (c)		Rydex VIF NASDAQ-100 (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(268)	$(380)	$(239)	$(31)	$(570)	$(201)
Capital gains distributions	-	-	538	-	843	-
Realized capital gain (loss) on sales of fund shares	(18,541)	(18,839)	249	1,138	12,391	4,866
Change in unrealized appreciation/depreciation on investments during the year	6,034	(5,582)	488	1,058	(4,169)	3,721
Net increase (decrease) in net assets from operations	(12,775)	(24,801)	1,036	2,165	8,495	8,386

From contract owner transactions:
Variable annuity deposits	2	-	-	3,094	-	-
Contract owner maintenance charges	(27)	(52)	(82)	(7)	(157)	(46)
Terminations and withdrawals	(743)	(1,643)	-	(1,014)	(17,752)	(9,482)
Transfers between subaccounts, net	(66,362)	66,632	64,052	(4,038)	47,336	82,492
Net increase (decrease) in net assets from contract owner transactions	(67,130)	64,937	63,970	(1,965)	29,427	72,964
Net increase (decrease) in net assets	(79,905)	40,136	65,006	200	37,922	81,350
Net assets at beginning of year	85,039	44,903	4,201	4,001	81,350	-
Net assets at end of year	$5,134	$85,039	$69,207	$4,201	$119,272	$81,350

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF NASDAQ-100 2x Strategy (c)		Rydex VIF Nova (c)	Rydex VIF Precious Metals (c)
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(597)	$(27)	$(43)	$(391)	$1,488
Capital gains distributions	38,717	745	-	-	-
Realized capital gain (loss) on sales of fund shares	4,121	1,806	(3,275)	(10,801)	(6,402)
Change in unrealized appreciation/depreciation on investments during the year	(28,014)	-	-	(6,723)	(46,777)
Net increase (decrease) in net assets from operations	14,227	2,524	(3,318)	(17,915)	(51,691)

From contract owner transactions:
Variable annuity deposits	110	-	-	2	-
Contract owner maintenance charges	(162)	(5)	(30)	(77)	(52)
Terminations and withdrawals	(1,219)	(73)	-	(382)	(534)
Transfers between subaccounts, net	105,466	(2,446)	3,348	(34,633)	153,241
Net increase (decrease) in net assets from contract owner transactions	104,195	(2,524)	3,318	(35,090)	152,655
Net increase (decrease) in net assets	118,422	-	-	(53,005)	100,964
Net assets at beginning of year	-	-	-	140,978	40,014
Net assets at end of year	$118,422	$-	$-	$87,973	$140,978

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Real Estate (c)		Rydex VIF Retailing (c)		Rydex VIF Russell 2000 1.5x Strategy (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$790	$(11)	$(212)	$(98)	$(194)	$(30)
Capital gains distributions	-	-	3,314	2,675	-	-
Realized capital gain (loss) on sales of fund shares	810	-	165	369	734	1,756
Change in unrealized appreciation/depreciation on investments during the year	2,538	65	(160)	3,097	-	-
Net increase (decrease) in net assets from operations	4,138	54	3,107	6,043	540	1,726

From contract owner transactions:
Variable annuity deposits	1,298	7,500	17,746	-	-	-
Contract owner maintenance charges	(135)	-	(49)	(23)	(52)	(7)
Terminations and withdrawals	(10,238)	-	(24)	-	-	-
Transfers between subaccounts, net	174,184	-	8,549	20,550	(488)	(1,719)
Net increase (decrease) in net assets from contract owner transactions	165,109	7,500	26,222	20,527	(540)	(1,726)
Net increase (decrease) in net assets	169,247	7,554	29,329	26,570	-	-
Net assets at beginning of year	7,554	-	26,570	-	-	-
Net assets at end of year	$176,801	$7,554	$55,899	$26,570	$-	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF Russell 2000 2x Strategy (c)		Rydex VIF S&P 500 2x Strategy (c)		Rydex VIF S&P 500 Pure Growth (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(65)	$(82)	$(679)	$(72)	$(1,491)	$(99)
Capital gains distributions	7	-	10,918	-	13,216	-
Realized capital gain (loss) on sales of fund shares	(6,152)	5,153	10,668	2,991	4,617	5
Change in unrealized appreciation/depreciation on investments during the year	-	(272)	(7,757)	1,206	(4,205)	5,843
Net increase (decrease) in net assets from operations	(6,210)	4,799	13,150	4,125	12,137	5,749

From contract owner transactions:
Variable annuity deposits	-	-	-	-	15,725	32,626
Contract owner maintenance charges	(30)	(2)	(191)	(15)	(217)	-
Terminations and withdrawals	(191)	(977)	(578)	(549)	(447)	-
Transfers between subaccounts, net	6,431	(6,875)	101,594	19,152	37,605	6,079
Net increase (decrease) in net assets from contract owner transactions	6,210	(7,854)	100,825	18,588	52,666	38,705
Net increase (decrease) in net assets	-	(3,055)	113,975	22,713	64,803	44,454
Net assets at beginning of year	-	3,055	25,567	2,854	44,454	-
Net assets at end of year	$-	$-	$139,542	$25,567	$109,257	$44,454

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF S&P 500 Pure Value (c)		Rydex VIF S&P MidCap 400 Pure Growth (c)		Rydex VIF S&P MidCap 400 Pure Value (c)
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(620)	$(12)	$(195)	$(14)	$(390)
Capital gains distributions	6,002	-	1,045	276	(3)
Realized capital gain (loss) on sales of fund shares	4,084	1	3,525	1	(4,403)
Change in unrealized appreciation/depreciation on investments during the year	(1,019)	776	(1,165)	571	-
Net increase (decrease) in net assets from operations	8,447	765	3,210	834	(4,796)

From contract owner transactions:
Variable annuity deposits	2	6,617	-	3,094	53
Contract owner maintenance charges	(228)	(5)	(72)	(4)	(120)
Terminations and withdrawals	(7,870)	-	(8)	-	(32)
Transfers between subaccounts, net	76,121	-	(1,772)	-	4,895
Net increase (decrease) in net assets from contract owner transactions	68,025	6,612	(1,852)	3,090	4,796
Net increase (decrease) in net assets	76,472	7,377	1,358	3,924	-
Net assets at beginning of year	7,377	-	3,924	-	-
Net assets at end of year	$83,849	$7,377	$5,282	$3,924	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF S&P SmallCap 600 Pure Growth (c)		Rydex VIF S&P SmallCap 600 Pure Value (c)		Rydex VIF Technology (c)	Rydex VIF Transportation (c)
	2014	2013	2014	2013	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(489)	$(291)	$(289)	$(25)	$(34)	$(48)
Capital gains distributions	-	4,194	3,042	-	-	-
Realized capital gain (loss) on sales of fund shares	6,788	7,435	1,694	2,344	294	1,606
Change in unrealized appreciation/depreciation on investments during the year	(6,833)	3,177	(6,874)	4,968	110	-
Net increase (decrease) in net assets from operations	(534)	14,515	(2,427)	7,287	370	1,558

From contract owner transactions:
Variable annuity deposits	-	9,063	-	9,063	-	17,746
Contract owner maintenance charges	(57)	(70)	(40)	(17)	(12)	(11)
Terminations and withdrawals	(218)	-	(34)	-	(7)	-
Transfers between subaccounts, net	(68,877)	35,513	(5,591)	5,833	22,745	(19,293)
Net increase (decrease) in net assets from contract owner transactions	(69,152)	44,506	(5,665)	14,879	22,726	(1,558)
Net increase (decrease) in net assets	(69,686)	59,021	(8,092)	22,166	23,096	-
Net assets at beginning of year	95,936	36,915	25,152	2,986	-	-
Net assets at end of year	$26,250	$95,936	$17,060	$25,152	$23,096	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Rydex VIF U.S. Government Money Market (c)(d)		Rydex VIF Utilities (c)	SEI VP Conservative Strategy (a)	SEI VP Market Growth Strategy (a)
	2014	2013	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(11,418)	$(6,929)	$1,095	$309	$161
Capital gains distributions	-	10	-	12	-
Realized capital gain (loss) on sales of fund shares	-	-	1,178	-	-
Change in unrealized appreciation/depreciation on investments during the year	-	-	1,666	(462)	(100)
Net increase (decrease) in net assets from operations	(11,418)	(6,919)	3,939	(141)	61

From contract owner transactions:
Variable annuity deposits	2,346,213	5,848,718	-	40,040	8,077
Contract owner maintenance charges	(1,091)	(937)	(98)	-	-
Terminations and withdrawals	(120,285)	(35,794)	-	-	-
Transfers between subaccounts, net	(2,477,655)	(6,448,050)	93,905	-	-
Net increase (decrease) in net assets from contract owner transactions	(252,818)	(636,063)	93,807	40,040	8,077
Net increase (decrease) in net assets	(264,236)	(642,982)	97,746	39,899	8,138
Net assets at beginning of year	1,491,434	2,134,416	-	-	-
Net assets at end of year	$1,227,198	$1,491,434	$97,746	$39,899	$8,138

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	T. Rowe Price Blue Chip Growth		T. Rowe Price Equity Income		T. Rowe Price Health Sciences
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(191)	$(219)	$7,326	$3,442	$(896)	$(2)
Capital gains distributions	-	-	-	-	20,845	176
Realized capital gain (loss) on sales of fund shares	2,367	2,732	4,201	736	1,278	-
Change in unrealized appreciation/depreciation on investments during the year	1,016	7,421	34,985	80,792	12,164	142
Net increase (decrease) in net assets from operations	3,192	9,934	46,512	84,970	33,391	316

From contract owner transactions:
Variable annuity deposits	26,392	-	110,379	118,592	93,727	-
Contract owner maintenance charges	-	(34)	(244)	(212)	(223)	-
Terminations and withdrawals	(2,703)	-	(6,464)	(4,845)	(6,435)	-
Transfers between subaccounts, net	(26,111)	48,385	1,439	180,950	163,011	4,052
Net increase (decrease) in net assets from contract owner transactions	(2,422)	48,351	105,110	294,485	250,080	4,052
Net increase (decrease) in net assets	770	58,285	151,622	379,455	283,471	4,368
Net assets at beginning of year	69,829	11,544	550,920	171,465	4,368	-
Net assets at end of year	$70,599	$69,829	$702,542	$550,920	$287,839	$4,368

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	T. Rowe Price Limited-Term Bond		Templeton Developing Markets VIP Fund (c)		Templeton Foreign VIP Fund (c)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,267	$2,801	$2,662	$630	$2,133	$130
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,727)	(282)	78	238	393	561
Change in unrealized appreciation/depreciation on investments during the year	83	(3,894)	(24,829)	8,091	(30,393)	12,734
Net increase (decrease) in net assets from operations	623	(1,375)	(22,089)	8,959	(27,867)	13,425

From contract owner transactions:
Variable annuity deposits	-	-	76,845	37,199	152,753	129
Contract owner maintenance charges	(453)	(272)	(48)	(4)	-	(5)
Terminations and withdrawals	(136,444)	(7,700)	(1,585)	(2,318)	(640)	(15,270)
Transfers between subaccounts, net	63,722	295,637	(14,736)	122,012	(5,694)	123,680
Net increase (decrease) in net assets from contract owner transactions	(73,175)	287,665	60,476	156,889	146,419	108,534
Net increase (decrease) in net assets	(72,552)	286,290	38,387	165,848	118,552	121,959
Net assets at beginning of year	396,813	110,523	214,456	48,608	121,959	-
Net assets at end of year	$324,261	$396,813	$252,843	$214,456	$240,511	$121,959

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Templeton Global Bond VIP Fund (c)		Templeton Growth VIP Fund (c)	Third Avenue Value	Transparent Value Directional Allocation VI (a)
	2014	2013	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,821	$620	$(130)	$(113)	$(19)
Capital gains distributions	-	183	-	-	-
Realized capital gain (loss) on sales of fund shares	(46)	(4)	(129)	2,809	(1)
Change in unrealized appreciation/depreciation on investments during the year	(8,047)	(422)	(106)	-	(295)
Net increase (decrease) in net assets from operations	(272)	377	(365)	2,696	(315)

From contract owner transactions:
Variable annuity deposits	184,286	37,515	-	86	-
Contract owner maintenance charges	(103)	(5)	(24)	(28)	-
Terminations and withdrawals	(838)	-	(22)	-	-
Transfers between subaccounts, net	54,005	-	6,381	(2,754)	10,000
Net increase (decrease) in net assets from contract owner transactions	237,350	37,510	6,335	(2,696)	10,000
Net increase (decrease) in net assets	237,078	37,887	5,970	-	9,685
Net assets at beginning of year	37,887	-	-	-	-
Net assets at end of year	$274,965	$37,887	$5,970	$-	$9,685

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Van Eck VIP Global Hard Assets		Virtus International Series (b)		Virtus Multi-Sector Fixed Income Series
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(272)	$(42)	$6,068	$548	$225
Capital gains distributions	-	-	1,719	-	-
Realized capital gain (loss) on sales of fund shares	21	2	146	6	(2)
Change in unrealized appreciation/depreciation on investments during the year	(19,091)	1,782	(12,752)	3,875	(369)
Net increase (decrease) in net assets from operations	(19,342)	1,742	(4,819)	4,429	(146)

From contract owner transactions:
Variable annuity deposits	78,061	22,211	79,695	88,827	-
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	(423)	-	(1,568)	-	(34)
Transfers between subaccounts, net	-	-	-	-	9,152
Net increase (decrease) in net assets from contract owner transactions	77,638	22,211	78,127	88,827	9,118
Net increase (decrease) in net assets	58,296	23,953	73,308	93,256	8,972
Net assets at beginning of year	23,953	-	93,256	-	-
Net assets at end of year	$82,249	$23,953	$166,564	$93,256	$8,972

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Virtus Premium AlphaSector Series (b)		Virtus Real Estate Securities Series (b)		VY Clarion Global Real Estate Portfolio (c)
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(153)	$11	$912	$117	$(5)
Capital gains distributions	2,487	32	15,196	2,674	-
Realized capital gain (loss) on sales of fund shares	9	1	23	(1)	-
Change in unrealized appreciation/depreciation on investments during the year	(2,284)	721	3,918	(2,845)	76
Net increase (decrease) in net assets from operations	59	765	20,049	(55)	71

From contract owner transactions:
Variable annuity deposits	13,671	-	97,880	21,977	4,892
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	-	-	(601)	-	(34)
Transfers between subaccounts, net	8,507	9,832	4,817	-	-
Net increase (decrease) in net assets from contract owner transactions	22,178	9,832	102,096	21,977	4,858
Net increase (decrease) in net assets	22,237	10,597	122,145	21,922	4,929
Net assets at beginning of year	10,597	-	21,922	-	-
Net assets at end of year	$32,834	$10,597	$144,067	$21,922	$4,929

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Wells Fargo Advantage Omega Growth VT		Wells Fargo Advantage Opportunity VT		Wells Fargo Advantage Small Cap Value VT
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,001)	$(100)	$(9)	$(3)	$(89)	$76
Capital gains distributions	17,509	1,564	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(12)	29	3	588	(3,273)	35
Change in unrealized appreciation/depreciation on investments during the year	(13,791)	6,885	449	218	941	2,225
Net increase (decrease) in net assets from operations	2,705	8,378	443	803	(2,421)	2,336

From contract owner transactions:
Variable annuity deposits	13,108	22,500	-	-	-	-
Contract owner maintenance charges	-	-	-	-	(29)	-
Terminations and withdrawals	(333)	(272)	-	-	(291)	(259)
Transfers between subaccounts, net	-	28,588	-	(9,348)	3,478	6,079
Net increase (decrease) in net assets from contract owner transactions	12,775	50,816	-	(9,348)	3,158	5,820
Net increase (decrease) in net assets	15,480	59,194	443	(8,545)	737	8,156
Net assets at beginning of year	75,368	16,174	4,355	12,900	24,412	16,256
Net assets at end of year	$90,848	$75,368	$4,798	$4,355	$25,149	$24,412

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Western Asset Variable Global High Yield Bond (b)
	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6)	$(42)
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	(513)	928
Change in unrealized appreciation/depreciation on investments during the year	-	-
Net increase (decrease) in net assets from operations	(519)	886

From contract owner transactions:
Variable annuity deposits	-	-
Contract owner maintenance charges	-	-
Terminations and withdrawals	-	-
Transfers between subaccounts, net	519	(886)
Net increase (decrease) in net assets from contract owner transactions	519	(886)
Net increase (decrease) in net assets	-	-
Net assets at beginning of year	-	-
Net assets at end of year	$-	$-

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2014

1. Organization and Significant Accounting Policies

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account) are deferred variable annuity contracts offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL).  Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve Balanced Portfolio	-	7Twelve Advisors, LLC	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
AllianceBernstein VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AllianceBernstein VPS Global Thematic Growth	B	AllianceBernstein LP	-
AllianceBernstein VPS Growth and Income	B	AllianceBernstein LP	-
AllianceBernstein VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS U.S. Government/AAA-Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	-
Deutsche Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Direxion Dynamic VP HY Bond	-	Rafferty Asset Management, LLC	-
Direxion VP Indexed Commodity Strategy	-	Rafferty Asset Management, LLC	-
Direxion VP Indexed Managed Futures Strategy	-	Rafferty Asset Management, LLC	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Eaton Vance VT Large-Cap Value	-	Eaton Vance Management	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc.
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin High Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	Templeton Investment Counsel LLC
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equity	Service	Goldman Sachs Asset Management International	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Amerigo	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Clermont	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Select Allocation	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Macro Opportunities	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Balanced	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Dividend Opportunities	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Energy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Natural Resources	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP High Income	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Core Equity	-	Waddell & Reed Investment Management Co.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ivy Funds VIP International Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Limited-Term Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Mid Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Real Estate Securities	-	Waddell & Reed Investment Management Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Value	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Value	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Research Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Probabilities Fund	Class 2	Princeton Fund Advisors, LLC; Probabilities Fund Management	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Voyager	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	Templeton Asset Management Ltd. (SG)
Third Avenue Value	-	Third Avenue Management LLC	-
Transparent Value Directional Allocation VI	Class II	Guggenheim Partners Investment Mgmt LLC	Transparent Value Advisors, LLC
Van Eck VIP Global Gold	S	Van Eck Associates Corporation	-
Van Eck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Virtus International Series	A	Virtus Investment Advisors (VIA)	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Premium AlphaSector Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC
Virtus Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC;Newfleet Asset Management, LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Wells Fargo Funds Management, LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three-hundred-three subaccounts are currently offered by the Separate Account, the following had no activity as indicated:

Subaccount	2014	2013

7Twelve Balanced Portfolio	X	X
Adaptive Allocation Portfolio	X	X
Alger Large Cap Growth	X	X
AllianceBernstein VPS Dynamic Asset Allocation	X
AllianceBernstein VPS Global Thematic Growth	X	X
AllianceBernstein VPS Growth and Income	X	X
American Century VP International	X	X
American Century VP Value	X	X
American Funds IS Asset Allocation	X
American Funds IS Global Bond	X
American Funds IS Global Growth	X
American Funds IS Global Growth and Income	X
American Funds IS Global Small Capitalization	X
American Funds IS Growth-Income	X
American Funds IS International	X
American Funds IS International Growth and Income	X
American Funds IS Mortgage	X
American Funds IS U.S. Government/AAA-Rated Securities	X
BlackRock Basic Value V.I.	X	X
BlackRock Capital Appreciation V.I.	X	X
BlackRock Global Opportunities V.I.	X	X
BlackRock Large Cap Core V.I.	X	X
BlackRock Large Cap Growth V.I.	X	X
Deutsche Capital Growth VIP		X
Deutsche Core Equity VIP	X	X
Deutsche Large Cap Value VIP	X	X
Deutsche Small Mid Cap Value VIP	X	X
Direxion Dynamic VP HY Bond	X	X
Direxion VP Indexed Commodity Strategy	X
Direxion VP Indexed Managed Futures Strategy	X
Dreyfus IP Technology Growth	X	X
Dreyfus Stock Index	X	X
Dreyfus VIF Appreciation	X	X
Dreyfus VIF International Value		X
Eaton Vance VT Large-Cap Value	X
Federated Fund for U.S. Government Securities II		X
Fidelity VIP Balanced		X
Fidelity VIP High Income		X
Franklin Flex Cap Growth VIP Fund	X	X
Franklin High Income VIP Fund		X
Franklin Large Cap Growth VIP Fund		X
Franklin Mutual Shares VIP Fund		X
Franklin Small-Mid Cap Growth VIP Fund	X	X
Franklin U.S. Government Securities VIP Fund	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2014	2013

Goldman Sachs VIT Growth Opportunities		X
Goldman Sachs VIT Large Cap Value	X	X
Goldman Sachs VIT Small Cap Equity Insights		X
Goldman Sachs VIT Strategic Growth	X	X
Goldman Sachs VIT Strategic International Equity	X	X
Guggenheim VIF All Cap Value	X	X
Guggenheim VIF CLS AdvisorOne Amerigo		X
Guggenheim VIF CLS AdvisorOne Clermont		X
Guggenheim VIF CLS AdvisorOne Select Allocation	X	X
Guggenheim VIF Managed Asset Allocation	X	X
Guggenheim VIF StylePlus Large Core		X
Guggenheim VIF StylePlus Large Growth		X
Guggenheim VIF StylePlus Mid Growth		X
Guggenheim VIF StylePlus Small Growth	X	X
Ibbotson Aggressive Growth ETF Asset Allocation		X
Ibbotson Income and Growth ETF Asset Allocation	X	X
Invesco V.I. American Franchise		X
Invesco V.I. Core Equity	X	X
Invesco V.I. Equity and Income		X
Invesco V.I. Global Core Equity		X
Invesco V.I. Global Health Care	X	X
Invesco V.I. Growth and Income	X	X
Invesco V.I. Managed Volatility	X	X
Invesco V.I. Mid Cap Core Equity		X
Invesco V.I. Mid Cap Growth	X	X
Invesco V.I. S&P 500 Index		X
Ivy Funds VIP Dividend Opportunities	X	X
Ivy Funds VIP Energy		X
Ivy Funds VIP Global Natural Resources	X
Ivy Funds VIP Growth	X	X
Ivy Funds VIP International Core Equity		X
Ivy Funds VIP Real Estate Securities	X	X
Ivy Funds VIP Small Cap Growth	X	X
Ivy Funds VIP Small Cap Value		X
Janus Aspen Enterprise		X
Janus Aspen Forty		X
Janus Aspen Janus Portfolio		X
Janus Aspen Overseas		X
Janus Aspen Perkins Mid Cap Value	X	X
JPMorgan Insurance Trust Core Bond Portfolio		X
JPMorgan Insurance Trust Intrepid MidCap Portfolio		X
JPMorgan Insurance Trust Small Cap Core Portfolio	X	X
JPMorgan Insurance Trust US Equity Portfolio	X	X
Lord Abbett Series Calibrated Dividend Growth VC		X
Lord Abbett Series Classic Stock VC	X	X
Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Growth and Income VC		X
Lord Abbett Series Growth Opportunities VC	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2014	2013

Lord Abbett Series Mid Cap Stock VC	X	X
Lord Abbett Series Total Return VC		X
Lord Abbett Series Value Opportunities VC	X	X
MFS VIT Emerging Markets Equity		X
MFS VIT Global Tactical Allocation	X
MFS VIT High Yield	X	X
MFS VIT International Value	X
MFS VIT Investors Growth Stock	X	X
MFS VIT Investors Trust	X	X
MFS VIT Research	X	X
MFS VIT Research International		X
MFS VIT Total Return		X
Morgan Stanley UIF Emerging Markets Debt	X	X
Neuberger Berman AMT Socially Responsive	X	X
Oppenheimer Global Fund/VA		X
PIMCO VIT All Asset	X	X
PIMCO VIT Foreign Bond (Unhedged)	X
PIMCO VIT Global Bond (Unhedged)		X
PIMCO VIT Global Multi-Asset Managed Allocation	X
PIMCO VIT Low Duration	X	X
PIMCO VIT Real Return	X	X
Pioneer Bond VCT		X
Pioneer Emerging Markets VCT	X	X
Pioneer Equity Income VCT	X	X
Pioneer Real Estate Shares VCT	X	X
Pioneer Strategic Income VCT	X	X
Putnam VT Absolute Return 500	X	X
Putnam VT Capital Opportunities	X	X
Putnam VT Diversified Income	X	X
Putnam VT Global Asset Allocation	X	X
Putnam VT Growth Opportunities	X	X
Putnam VT Income		X
Putnam VT Investors	X	X
Putnam VT Voyager	X	X
Rydex VIF Banking		X
Rydex VIF Commodities Strategy		X
Rydex VIF Dow 2x Strategy		X
Rydex VIF Electronics		X
Rydex VIF Europe 1.25x Strategy	X
Rydex VIF Financial Services		X
Rydex VIF Health Care		X
Rydex VIF Internet	X	X
Rydex VIF Inverse Dow 2x Strategy		X
Rydex VIF Inverse Mid-Cap Strategy	X	X
Rydex VIF Inverse Russell 2000 Strategy	X
Rydex VIF Japan 2x Strategy	X	X
Rydex VIF Leisure	X	X
Rydex VIF Nova		X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2014	2013

Rydex VIF S&P MidCap 400 Pure Value		X
Rydex VIF Strengthening Dollar 2x Strategy	X	X
Rydex VIF Technology		X
Rydex VIF Telecommunications	X	X
Rydex VIF Transportation		X
Rydex VIF Utilities		X
Rydex VIF Weakening Dollar 2x Strategy	X	X
SEI VP Balanced Strategy	X
SEI VP Defensive Strategy	X
SEI VP Market Plus Strategy	X
SEI VP Moderate Strategy	X
Templeton Growth VIP Fund		X
Third Avenue Value		X
Van Eck VIP Global Gold	X	X
Virtus Multi-Sector Fixed Income Series		X
Virtus Small-Cap Growth Series	X
Virtus Strategic Allocation Series	X	X
Voya MidCap Opportunities Portfolio	X	X
VY Clarion Global Real Estate Portfolio		X
VY Clarion Real Estate Portfolio	X	X
Wells Fargo Advantage International Equity VT	X	X
Wells Fargo Advantage Intrinsic Value VT	X	X

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount

July 1, 2014	Transparent Value Directional Allocation VI
May 1, 2014	AllianceBernstein VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Direxion VP Indexed Commodity Strategy
May 1, 2014	Direxion VP Indexed Managed Futures Strategy
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Eaton Vance VT Large-Cap Value
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy Funds VIP Global Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus Small-Cap Growth Series
May 1, 2013	7Twelve Balanced Portfolio
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VIF Floating Rate Strategies
May 1, 2013	Guggenheim VIF Macro Opportunities
May 1, 2013	Probabilities Fund
May 1, 2013	Van Eck VIP Global Gold
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Premium AlphaSector Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
February 1, 2013	Adaptive Allocation Portfolio
February 1, 2013	AllianceBernstein VPS Global Thematic Growth
February 1, 2013	AllianceBernstein VPS Growth and Income
February 1, 2013	AllianceBernstein VPS Small/Mid Cap Value
February 1, 2013	American Century VP Inflation Protection
February 1, 2013	BlackRock High Yield V.I.
February 1, 2013	Deutsche High Income VIP
February 1, 2013	Dimensional VA Global Bond Portfolio
February 1, 2013	Dimensional VA International Small Portfolio
February 1, 2013	Dimensional VA International Value Portfolio
February 1, 2013	Dimensional VA Short-Term Fixed Portfolio
February 1, 2013	Dimensional VA U.S. Large Value Portfolio
February 1, 2013	Dimensional VA U.S. Targeted Value Portfolio
February 1, 2013	Dreyfus IP Small Cap Stock Index
February 1, 2013	Dreyfus IP Technology Growth
February 1, 2013	Dreyfus Stock Index
February 1, 2013	Dreyfus VIF Appreciation
February 1, 2013	Fidelity VIP Emerging Markets
February 1, 2013	Fidelity VIP High Income
February 1, 2013	Guggenheim VIF StylePlus Large Core
February 1, 2013	Guggenheim VIF StylePlus Small Growth
February 1, 2013	Guggenheim VIF Total Return Bond
February 1, 2013	Ibbotson Aggressive Growth ETF Asset Allocation
February 1, 2013	Ibbotson Balanced ETF Asset Allocation
February 1, 2013	Ibbotson Conservative ETF Asset Allocation
February 1, 2013	Ibbotson Growth ETF Asset Allocation
February 1, 2013	Ibbotson Income and Growth ETF Asset Allocation
February 1, 2013	Invesco V.I. S&P 500 Index
February 1, 2013	JPMorgan Insurance Trust Core Bond Portfolio
February 1, 2013	JPMorgan Insurance Trust Intrepid MidCap Portfolio
February 1, 2013	JPMorgan Insurance Trust Small Cap Core Portfolio
February 1, 2013	JPMorgan Insurance Trust US Equity Portfolio

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

February 1, 2013	MFS VIT Emerging Markets Equity
February 1, 2013	MFS VIT High Yield
February 1, 2013	Morgan Stanley UIF Emerging Markets Debt
February 1, 2013	Morgan Stanley UIF Emerging Markets Equity
February 1, 2013	PIMCO VIT Short-Term
February 1, 2013	Pioneer Bond VCT
February 1, 2013	Pioneer Emerging Markets VCT
February 1, 2013	Pioneer Equity Income VCT
February 1, 2013	Pioneer High Yield VCT
February 1, 2013	Pioneer Real Estate Shares VCT
February 1, 2013	Pioneer Strategic Income VCT
February 1, 2013	Power Income VIT
February 1, 2013	Putnam VT Absolute Return 500
February 1, 2013	Putnam VT Capital Opportunities
February 1, 2013	Putnam VT Diversified Income
February 1, 2013	Putnam VT Equity Income
February 1, 2013	Putnam VT Global Asset Allocation
February 1, 2013	Putnam VT Growth Opportunities
February 1, 2013	Putnam VT High Yield
February 1, 2013	Putnam VT Income
February 1, 2013	Putnam VT Investors
February 1, 2013	Putnam VT Voyager
February 1, 2013	Voya MidCap Opportunities Portfolio
February 1, 2013	VY Clarion Global Real Estate Portfolio
February 1, 2013	VY Clarion Real Estate Portfolio
February 1, 2013	Western Asset Variable Global High Yield Bond
April 29, 2011	Invesco V.I. Government Securities
April 1, 2011	Alger Capital Appreciation
April 1, 2011	Alger Large Cap Growth
April 1, 2011	American Century VP Income & Growth
April 1, 2011	American Century VP International
April 1, 2011	American Century VP Mid Cap Value
April 1, 2011	American Century VP Value
April 1, 2011	BlackRock Basic Value V.I.
April 1, 2011	BlackRock Capital Appreciation V.I.
April 1, 2011	BlackRock Equity Dividend V.I.
April 1, 2011	BlackRock Global Allocation V.I.
April 1, 2011	BlackRock Global Opportunities V.I.
April 1, 2011	BlackRock Large Cap Core V.I.
April 1, 2011	BlackRock Large Cap Growth V.I.
April 1, 2011	Deutsche Capital Growth VIP
April 1, 2011	Deutsche Global Growth VIP
April 1, 2011	Deutsche Global Small Cap VIP
April 1, 2011	Deutsche Government & Agency Securities VIP
April 1, 2011	Deutsche Large Cap Value VIP
April 1, 2011	Deutsche Small Mid Cap Value VIP
April 1, 2011	Fidelity VIP Balanced
April 1, 2011	Fidelity VIP Disciplined Small Cap
April 1, 2011	Fidelity VIP Growth & Income
April 1, 2011	Fidelity VIP Mid Cap
April 1, 2011	Fidelity VIP Overseas
April 1, 2011	Fidelity VIP Real Estate

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Fidelity VIP Strategic Income
April 1, 2011	Franklin Flex Cap Growth VIP Fund
April 1, 2011	Franklin Growth and Income VIP Fund
April 1, 2011	Franklin High Income VIP Fund
April 1, 2011	Franklin Income VIP Fund
April 1, 2011	Franklin Large Cap Growth VIP Fund
April 1, 2011	Franklin Mutual Global Discovery VIP Fund
April 1, 2011	Franklin Mutual Shares VIP Fund
April 1, 2011	Franklin Rising Dividends VIP Fund
April 1, 2011	Franklin Small Cap Value VIP Fund
April 1, 2011	Franklin Strategic Income VIP Fund
April 1, 2011	Franklin U.S. Government Securities VIP Fund
April 1, 2011	Goldman Sachs VIT Growth Opportunities
April 1, 2011	Goldman Sachs VIT High Quality Floating Rate
April 1, 2011	Goldman Sachs VIT Large Cap Value
April 1, 2011	Goldman Sachs VIT Mid Cap Value
April 1, 2011	Goldman Sachs VIT Small Cap Equity Insights
April 1, 2011	Goldman Sachs VIT Strategic Growth
April 1, 2011	Goldman Sachs VIT Strategic International Equity
April 1, 2011	Guggenheim VIF High Yield
April 1, 2011	Guggenheim VIF Managed Asset Allocation
April 1, 2011	Guggenheim VIF StylePlus Large Growth
April 1, 2011	Invesco V.I. American Franchise
April 1, 2011	Invesco V.I. American Value
April 1, 2011	Invesco V.I. Comstock
April 1, 2011	Invesco V.I. Core Equity
April 1, 2011	Invesco V.I. Equity and Income
April 1, 2011	Invesco V.I. Global Core Equity
April 1, 2011	Invesco V.I. Global Health Care
April 1, 2011	Invesco V.I. Global Real Estate
April 1, 2011	Invesco V.I. Government Securities
April 1, 2011	Invesco V.I. Growth and Income
April 1, 2011	Invesco V.I. High Yield
April 1, 2011	Invesco V.I. Managed Volatility
April 1, 2011	Invesco V.I. Mid Cap Growth
April 1, 2011	Invesco V.I. Small Cap Equity
April 1, 2011	Ivy Funds VIP Asset Strategy
April 1, 2011	Ivy Funds VIP Balanced
April 1, 2011	Ivy Funds VIP Core Equity
April 1, 2011	Ivy Funds VIP Dividend Opportunities
April 1, 2011	Ivy Funds VIP Energy
April 1, 2011	Ivy Funds VIP Global Bond
April 1, 2011	Ivy Funds VIP Growth
April 1, 2011	Ivy Funds VIP High Income
April 1, 2011	Ivy Funds VIP International Core Equity
April 1, 2011	Ivy Funds VIP International Growth
April 1, 2011	Ivy Funds VIP Limited-Term Bond
April 1, 2011	Ivy Funds VIP Mid Cap Growth
April 1, 2011	Ivy Funds VIP Real Estate Securities
April 1, 2011	Ivy Funds VIP Science and Technology
April 1, 2011	Ivy Funds VIP Small Cap Growth
April 1, 2011	Ivy Funds VIP Small Cap Value

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Ivy Funds VIP Value
April 1, 2011	Janus Aspen Enterprise
April 1, 2011	Janus Aspen Forty
April 1, 2011	Janus Aspen Janus Portfolio
April 1, 2011	Janus Aspen Overseas
April 1, 2011	Janus Aspen Perkins Mid Cap Value
April 1, 2011	Lord Abbett Series Bond-Debenture VC
April 1, 2011	Lord Abbett Series Calibrated Dividend Growth VC
April 1, 2011	Lord Abbett Series Classic Stock VC
April 1, 2011	Lord Abbett Series Developing Growth VC
April 1, 2011	Lord Abbett Series Fundamental Equity VC
April 1, 2011	Lord Abbett Series Growth and Income VC
April 1, 2011	Lord Abbett Series Growth Opportunities VC
April 1, 2011	Lord Abbett Series Mid Cap Stock VC
April 1, 2011	Lord Abbett Series Total Return VC
April 1, 2011	Lord Abbett Series Value Opportunities VC
April 1, 2011	MFS VIT Investors Growth Stock
April 1, 2011	MFS VIT Investors Trust
April 1, 2011	MFS VIT New Discovery
April 1, 2011	MFS VIT Research
April 1, 2011	MFS VIT Research Bond
April 1, 2011	MFS VIT Research International
April 1, 2011	MFS VIT Total Return
April 1, 2011	MFS VIT Utilities
April 1, 2011	Neuberger Berman AMT Socially Responsive
April 1, 2011	Oppenheimer Global Fund/VA
April 1, 2011	Oppenheimer Global Strategic Income Fund/VA
April 1, 2011	Oppenheimer International Growth Fund/VA
April 1, 2011	PIMCO VIT All Asset
April 1, 2011	PIMCO VIT CommodityRealReturn Strategy
April 1, 2011	PIMCO VIT Emerging Markets Bond
April 1, 2011	PIMCO VIT Foreign Bond (Unhedged)
April 1, 2011	PIMCO VIT Low Duration
April 1, 2011	PIMCO VIT Real Return
April 1, 2011	PIMCO VIT Total Return
April 1, 2011	T. Rowe Price Blue Chip Growth
April 1, 2011	T. Rowe Price Equity Income
April 1, 2011	T. Rowe Price Health Sciences
April 1, 2011	T. Rowe Price Limited-Term Bond
April 1, 2011	Templeton Global Bond VIP Fund
April 1, 2011	Templeton Growth VIP Fund
April 1, 2011	Third Avenue Value
April 1, 2011	Van Eck VIP Global Hard Assets
April 1, 2011	Wells Fargo Advantage International Equity VT
April 1, 2011	Wells Fargo Advantage Intrinsic Value VT
April 1, 2011	Wells Fargo Advantage Omega Growth VT
April 1, 2011	Wells Fargo Advantage Small Cap Value VT

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

April 30, 2014	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Structured Small Cap Equity
April 30, 2014	Invesco V.I. Managed Volatility	Invesco V.I. Utilities
May 1, 2014	Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
May 1, 2014	Franklin Flex Cap Growth VIP Fund	Franklin Flex Cap Growth Securities
May 1, 2014	Franklin Growth and Income VIP Fund	Franklin Growth & Income Securities
May 1, 2014	Franklin High Income VIP Fund	Franklin High Income Securities
May 1, 2014	Franklin Income VIP Fund	Franklin Income Securities
May 1, 2014	Franklin Large Cap Growth VIP Fund	Franklin Large Cap Growth Securities
May 1, 2014	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Global Discovery Securities
May 1, 2014	Franklin Mutual Shares VIP Fund	Franklin Mutual Shares Securities
May 1, 2014	Franklin Rising Dividends VIP Fund	Franklin Rising Dividends Securities
May 1, 2014	Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities
May 1, 2014	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small-Mid Cap Growth Securities
May 1, 2014	Franklin Strategic Income VIP Fund	Franklin Strategic Income Securities
May 1, 2014	Franklin U.S. Government Securities VIP Fund	Franklin US Government Securities
May 1, 2014	Templeton Developing Markets VIP Fund	Templeton Developing Markets Securities
May 1, 2014	Templeton Foreign VIP Fund	Templeton Foreign Securities
May 1, 2014	Templeton Global Bond VIP Fund	Templeton Global Bond Securities
May 1, 2014	Templeton Growth VIP Fund	Templeton Growth Securities
May 1, 2014	Voya MidCap Opportunities Portfolio	ING MidCap Opportunities
May 1, 2014	VY Clarion Global Real Estate Portfolio	ING Clarion Global Real Estate
May 1, 2014	VY Clarion Real Estate Portfolio	ING Clarion Real Estate
June 6, 2014	Guggenheim VIF All Cap Value	Guggenheim VT All Cap Value
June 6, 2014	Guggenheim VIF CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Amerigo
June 6, 2014	Guggenheim VIF CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Clermont
June 6, 2014	Guggenheim VIF CLS AdvisorOne Select Allocation	Guggenheim VT CLS AdvisorOne Select Allocation
June 6, 2014	Guggenheim VIF Floating Rate Strategies	Guggenheim VT Floating Rate Strategies
June 6, 2014	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VT Global Managed Futures Strategy
June 6, 2014	Guggenheim VIF High Yield	Guggenheim VT High Yield
June 6, 2014	Guggenheim VIF Large Cap Value	Guggenheim VT Large Cap Value
June 6, 2014	Guggenheim VIF Long Short Equity	Guggenheim VT Long Short Equity
June 6, 2014	Guggenheim VIF Macro Opportunities	Guggenheim VT Macro Opportunities
June 6, 2014	Guggenheim VIF Managed Asset Allocation	Guggenheim VT Managed Asset Allocation
June 6, 2014	Guggenheim VIF Mid Cap Value	Guggenheim VT Mid Cap Value
June 6, 2014	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VT Multi-Hedge Strategies
June 6, 2014	Guggenheim VIF Small Cap Value	Guggenheim VT Small Cap Value
June 6, 2014	Guggenheim VIF StylePlus Large Core	Guggenheim VT StylePlus Large Core
June 6, 2014	Guggenheim VIF StylePlus Large Growth	Guggenheim VT StylePlus Large Growth
June 6, 2014	Guggenheim VIF StylePlus Mid Growth	Guggenheim VT StylePlus Mid Growth
June 6, 2014	Guggenheim VIF StylePlus Small Growth	Guggenheim VT StylePlus Small Growth
June 6, 2014	Guggenheim VIF Total Return Bond	Guggenheim VT Total Return Bond
June 6, 2014	Guggenheim VIF World Equity Income	Guggenheim VT World Equity Income
June 6, 2014	Rydex VIF Banking	Rydex VT Banking
June 6, 2014	Rydex VIF Basic Materials	Rydex VT Basic Materials
June 6, 2014	Rydex VIF Biotechnology	Rydex VT Biotechnology

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name

June 6, 2014	Rydex VIF Commodities Strategy	Rydex VT Commodities Strategy
June 6, 2014	Rydex VIF Consumer Products	Rydex VT Consumer Products
June 6, 2014	Rydex VIF Dow 2x Strategy	Rydex VT Dow 2x Strategy
June 6, 2014	Rydex VIF Electronics	Rydex VT Electronics
June 6, 2014	Rydex VIF Energy	Rydex VT Energy
June 6, 2014	Rydex VIF Energy Services	Rydex VT Energy Services
June 6, 2014	Rydex VIF Europe 1.25x Strategy	Rydex VT Europe 1.25x Strategy
June 6, 2014	Rydex VIF Financial Services	Rydex VT Financial Services
June 6, 2014	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VT Government Long Bond 1.2x Strategy
June 6, 2014	Rydex VIF Health Care	Rydex VT Health Care
June 6, 2014	Rydex VIF Internet	Rydex VT Internet
June 6, 2014	Rydex VIF Inverse Dow 2x Strategy	Rydex VT Inverse Dow 2x Strategy
June 6, 2014	Rydex VIF Inverse Government Long Bond Strategy	Rydex VT Inverse Government Long Bond Strategy
June 6, 2014	Rydex VIF Inverse Mid-Cap Strategy	Rydex VT Inverse Mid-Cap Strategy
June 6, 2014	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VT Inverse NASDAQ-100 Strategy
June 6, 2014	Rydex VIF Inverse Russell 2000 Strategy	Rydex VT Inverse Russell 2000 Strategy
June 6, 2014	Rydex VIF Inverse S&P 500 Strategy	Rydex VT Inverse S&P 500 Strategy
June 6, 2014	Rydex VIF Japan 2x Strategy	Rydex VT Japan 2x Strategy
June 6, 2014	Rydex VIF Leisure	Rydex VT Leisure
June 6, 2014	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VT Mid-Cap 1.5x Strategy
June 6, 2014	Rydex VIF NASDAQ-100	Rydex VT NASDAQ-100
June 6, 2014	Rydex VIF NASDAQ-100 2x Strategy	Rydex VT NASDAQ-100 2x Strategy
June 6, 2014	Rydex VIF Nova	Rydex VT Nova
June 6, 2014	Rydex VIF Precious Metals	Rydex VT Precious Metals
June 6, 2014	Rydex VIF Real Estate	Rydex VT Real Estate
June 6, 2014	Rydex VIF Retailing	Rydex VT Retailing
June 6, 2014	Rydex VIF Russell 2000 1.5x Strategy	Rydex VT Russell 2000 1.5x Strategy
June 6, 2014	Rydex VIF Russell 2000 2x Strategy	Rydex VT Russell 2000 2x Strategy
June 6, 2014	Rydex VIF S&P 500 2x Strategy	Rydex VT S&P 500 2x Strategy
June 6, 2014	Rydex VIF S&P 500 Pure Growth	Rydex VT S&P 500 Pure Growth
June 6, 2014	Rydex VIF S&P 500 Pure Value	Rydex VT S&P 500 Pure Value
June 6, 2014	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Growth
June 6, 2014	Rydex VIF S&P MidCap 400 Pure Value	Rydex VT S&P MidCap 400 Pure Value
June 6, 2014	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Growth
June 6, 2014	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VT S&P SmallCap 600 Pure Value
June 6, 2014	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VT Strengthening Dollar 2x Strategy
June 6, 2014	Rydex VIF Technology	Rydex VT Technology
June 6, 2014	Rydex VIF Telecommunications	Rydex VT Telecommunications
June 6, 2014	Rydex VIF Transportation	Rydex VT Transportation
June 6, 2014	Rydex VIF U.S. Government Money Market	Rydex VT U.S. Government Money Market
June 6, 2014	Rydex VIF Utilities	Rydex VT Utilities
June 6, 2014	Rydex VIF Weakening Dollar 2x Strategy	Rydex VT Weakening Dollar 2x Strategy
August 11, 2014	Deutsche Capital Growth VIP	DWS Capital Growth VIP
August 11, 2014	Deutsche Core Equity VIP	DWS Core Equity VIP
August 11, 2014	Deutsche Global Growth VIP	DWS Global Growth VIP
August 11, 2014	Deutsche Global Small Cap VIP	DWS Global Small Cap VIP

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name

August 11, 2014	Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
August 11, 2014	Deutsche High Income VIP	DWS High Income VIP
August 11, 2014	Deutsche Large Cap Value VIP	DWS Large Cap Value VIP
August 11, 2014	Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

July 28, 2014	Innealta Capital Sector Rotation	Rydex VIF U.S. Government Money Market	$ -
September 29, 2014	Innealta Capital Country Rotation	Rydex VIF U.S. Government Money Market	$ -
November 7, 2014	Franklin Large Cap Value VIP Fund	Rydex VIF U.S. Government Money Market	$ 6,515
December 12, 2014	JPMorgan Insurance Trust International Equity Portfolio	Rydex VIF U.S. Government Money Market	$ -
December 12, 2014	JPMorgan Insurance Trust Intrepid Growth Portfolio	Rydex VIF U.S. Government Money Market	$ -
December 12, 2014	JPMorgan Insurance Trust MidCap Growth Portfolio	Rydex VIF U.S. Government Money Market	$ -

The following are no longer available for new investment:
Subaccount

PIMCO VIT Low Duration Administrative Class
PIMCO VIT Real Return Administrative Class
PIMCO VIT Total Return Administrative Class

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2014, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Alger Capital Appreciation	$ 177,220	$ 3,470
AllianceBernstein VPS Small/Mid Cap Value	-	11,825
ALPS/Alerian Energy Infrastructure	107,611	302
American Century VP Income & Growth	34,210	20,080
American Century VP Inflation Protection	156	5,197
American Century VP Mid Cap Value	90,802	11,613

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

American Funds IS Blue Chip Income and Growth (a)	$ 6,159	$ 3
American Funds IS Growth (a)	32,440	204
American Funds IS New World (a)	8,204	24
BlackRock Equity Dividend V.I.	77,673	2,506
BlackRock Global Allocation V.I.	79,948	12,035
BlackRock High Yield V.I.	468,931	254,481
Deutsche Capital Growth VIP (c)	127,239	130,074
Deutsche Global Growth VIP (c)	53	21
Deutsche Global Small Cap VIP (c)	1,032	47
Deutsche Government & Agency Securities VIP (c)	13,258	54,210
Deutsche High Income VIP (c)	66,705	65,169
Dimensional VA Global Bond Portfolio	8,890	2,066
Dimensional VA International Small Portfolio	22,329	1,917
Dimensional VA International Value Portfolio	47,802	868
Dimensional VA Short-Term Fixed Portfolio	19,766	480
Dimensional VA U.S. Large Value Portfolio	318,192	2,812
Dimensional VA U.S. Targeted Value Portfolio	21,490	254
Dreyfus IP Small Cap Stock Index	8,325	27,467
Dreyfus VIF International Value	11,191	11,196
Eaton Vance VT Floating-Rate Income (a)	21,031	118
Federated Fund for U.S. Government Securities II	106,813	2,827
Federated High Income Bond II	9,428	74,485
Fidelity VIP Balanced	13,625	161
Fidelity VIP Contrafund	452,407	22,454
Fidelity VIP Disciplined Small Cap	829	49
Fidelity VIP Emerging Markets	64,819	52,625
Fidelity VIP Growth & Income	107,097	1,082
Fidelity VIP Growth Opportunities	268,122	765
Fidelity VIP High Income	67,743	61,861
Fidelity VIP Index 500	412,029	357,096
Fidelity VIP Investment Grade Bond	250,481	96,618
Fidelity VIP Mid Cap	73,666	179,717
Fidelity VIP Overseas	21,767	19,496
Fidelity VIP Real Estate	120,634	98,264
Fidelity VIP Strategic Income	577,566	136,991
Franklin Growth and Income VIP Fund (c)	1,723	1,055
Franklin High Income VIP Fund (c)	179,063	122,069
Franklin Income VIP Fund (c)	49,807	1,798
Franklin Large Cap Growth VIP Fund (c)	95,110	271
Franklin Mutual Global Discovery VIP Fund (c)	319,674	78,047
Franklin Mutual Shares VIP Fund (c)	22,014	31
Franklin Rising Dividends VIP Fund (c)	44,894	27,912
Franklin Small Cap Value VIP Fund (c)	94,999	50,084
Franklin Strategic Income VIP Fund (c)	9,319	415

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Goldman Sachs VIT Growth Opportunities	$ 59,898	$ 783
Goldman Sachs VIT High Quality Floating Rate	218,025	6,624
Goldman Sachs VIT Mid Cap Value	177,373	165,227
Goldman Sachs VIT Small Cap Equity Insights (c)	109,317	213
Guggenheim VIF CLS AdvisorOne Amerigo (c)	233,777	1,510
Guggenheim VIF CLS AdvisorOne Clermont (c)	166,563	136,283
Guggenheim VIF Floating Rate Strategies (c)	61,596	33,582
Guggenheim VIF Global Managed Futures Strategy (c)	26,240	851
Guggenheim VIF High Yield (c)	217,273	199,714
Guggenheim VIF Large Cap Value (c)	263,373	285,178
Guggenheim VIF Long Short Equity (c)	27,369	651
Guggenheim VIF Macro Opportunities (c)	29,218	24
Guggenheim VIF Mid Cap Value (c)	188,620	174,523
Guggenheim VIF Multi-Hedge Strategies (c)	135,796	6,374
Guggenheim VIF Small Cap Value (c)	11,055	21,159
Guggenheim VIF StylePlus Large Core (c)	16,715	552
Guggenheim VIF StylePlus Large Growth (c)	24,581	316
Guggenheim VIF StylePlus Mid Growth (c)	10,000	21
Guggenheim VIF Total Return Bond (c)	273,835	10,671
Guggenheim VIF World Equity Income (c)	-	30,532
Ibbotson Aggressive Growth ETF Asset Allocation	11,084	91
Ibbotson Balanced ETF Asset Allocation	1,092,767	69,644
Ibbotson Conservative ETF Asset Allocation	1,206,861	208,300
Ibbotson Growth ETF Asset Allocation	148,099	37,424
Invesco V.I. American Franchise	11,055	10,907
Invesco V.I. American Value	16,867	252
Invesco V.I. Balanced-Risk Allocation (a)	9,463	59
Invesco V.I. Comstock	27,484	15,294
Invesco V.I. Equity and Income	13,120	188
Invesco V.I. Global Core Equity	8,206	119
Invesco V.I. Global Real Estate	8,644	652
Invesco V.I. Government Securities	13,874	890
Invesco V.I. High Yield	32,354	70,218
Invesco V.I. International Growth	96,707	108,262
Invesco V.I. Mid Cap Core Equity	25,009	97
Invesco V.I. S&P 500 Index	203,490	131,407
Invesco V.I. Small Cap Equity	20,925	9,231
Ivy Funds VIP Asset Strategy	9,579	3,743
Ivy Funds VIP Balanced	930	55
Ivy Funds VIP Core Equity	10,852	691
Ivy Funds VIP Energy	22,462	347
Ivy Funds VIP Global Bond	2,992	52
Ivy Funds VIP High Income	214,861	210,446
Ivy Funds VIP International Core Equity	31,236	2,630

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Ivy Funds VIP International Growth	$ 16,060	$ 75
Ivy Funds VIP Limited-Term Bond	67,127	37,353
Ivy Funds VIP Mid Cap Growth	3,952	643
Ivy Funds VIP Science and Technology	48,900	25,551
Ivy Funds VIP Small Cap Value	24,801	216
Ivy Funds VIP Value	82,922	7,799
Janus Aspen Enterprise	2,835	1
Janus Aspen Forty	79,595	1,414
Janus Aspen Janus Portfolio	23,276	176
Janus Aspen Overseas	9,233	40
JPMorgan Insurance Trust Core Bond Portfolio	47,316	297
JPMorgan Insurance Trust Intrepid MidCap Portfolio	189,560	2,412
Lord Abbett Series Bond-Debenture VC	386,091	266,022
Lord Abbett Series Calibrated Dividend Growth VC	3,481	40
Lord Abbett Series Developing Growth VC	52	24,498
Lord Abbett Series Growth and Income VC	32,874	503
Lord Abbett Series Total Return VC	127,201	81
MFS VIT Emerging Markets Equity	25,200	13
MFS VIT New Discovery	46,541	259
MFS VIT Research Bond	548,650	15,268
MFS VIT Research International	9,152	37
MFS VIT Total Return	127,234	128,923
MFS VIT Utilities	73,390	6,622
Morgan Stanley UIF Emerging Markets Equity	60,491	1,096
Neuberger Berman AMT Guardian	25,495	10,749
Oppenheimer Global Fund/VA	24,718	91
Oppenheimer Global Strategic Income Fund/VA	11,364	55
Oppenheimer International Growth Fund/VA	245,948	22,853
Oppenheimer Main Street Small Cap Fund/VA	181,890	1,763
PIMCO VIT CommodityRealReturn Strategy	99,386	881
PIMCO VIT Emerging Markets Bond	147,230	2,473
PIMCO VIT Global Bond (Unhedged)	9,155	46
PIMCO VIT High Yield	132,528	128,223
PIMCO VIT Low Duration Advisor Class	1,665,070	1,560,136
PIMCO VIT Real Return Advisor Class	48,193	188,534
PIMCO VIT Short-Term	55,658	32,110
PIMCO VIT Total Return Administrative Class (e)	3,723	2,966
PIMCO VIT Total Return Advisor Class	282,174	644,527
Pioneer Bond VCT	277,590	9,360
Pioneer High Yield VCT	255	63,183
Power Income VIT	12,888	7,883
Probabilities Fund	74,748	47,879
Putnam VT Equity Income	4,017	234
Putnam VT High Yield	126,592	126,503
Putnam VT Income	183,787	235

(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VIF Banking (c)	$ 46,316	$ 48,114
Rydex VIF Basic Materials (c)	161,192	94,751
Rydex VIF Biotechnology (c)	130,124	18,988
Rydex VIF Commodities Strategy (c)	36,598	36,467
Rydex VIF Consumer Products (c)	231,855	38,125
Rydex VIF Dow 2x Strategy (c)	190,082	77,501
Rydex VIF Electronics (c)	24,535	22,480
Rydex VIF Energy (c)	62,163	3,571
Rydex VIF Energy Services (c)	32,252	21,904
Rydex VIF Financial Services (c)	85,466	38,069
Rydex VIF Government Long Bond 1.2x Strategy (c)	1,449,442	1,399,431
Rydex VIF Health Care (c)	5,020	2,793
Rydex VIF Inverse Dow 2x Strategy (c)	576,273	574,775
Rydex VIF Inverse Government Long Bond Strategy (c)	1,375,039	1,369,378
Rydex VIF Inverse NASDAQ-100 Strategy (c)	681,335	680,204
Rydex VIF Inverse S&P 500 Strategy (c)	335,825	403,223
Rydex VIF Mid-Cap 1.5x Strategy (c)	113,033	48,764
Rydex VIF NASDAQ-100 (c)	972,070	942,370
Rydex VIF NASDAQ-100 2x Strategy (c)	564,554	422,239
Rydex VIF Nova (c)	109,936	106,661
Rydex VIF Precious Metals (c)	60,169	95,650
Rydex VIF Real Estate (c)	314,661	148,762
Rydex VIF Retailing (c)	66,814	37,490
Rydex VIF Russell 2000 1.5x Strategy (c)	99,917	100,651
Rydex VIF Russell 2000 2x Strategy (c)	296,605	290,453
Rydex VIF S&P 500 2x Strategy (c)	2,532,364	2,421,300
Rydex VIF S&P 500 Pure Growth (c)	371,862	307,471
Rydex VIF S&P 500 Pure Value (c)	710,330	636,923
Rydex VIF S&P MidCap 400 Pure Growth (c)	142,211	143,213
Rydex VIF S&P MidCap 400 Pure Value (c)	120,915	116,512
Rydex VIF S&P SmallCap 600 Pure Growth (c)	107,574	177,215
Rydex VIF S&P SmallCap 600 Pure Value (c)	108,929	111,841
Rydex VIF Technology (c)	45,630	22,938
Rydex VIF Transportation (c)	17,753	19,359
Rydex VIF U.S. Government Money Market (c)(d)	9,597,815	9,862,051
Rydex VIF Utilities (c)	148,012	53,110
SEI VP Conservative Strategy (a)	40,708	347
SEI VP Market Growth Strategy (a)	8,261	23
T. Rowe Price Blue Chip Growth	49,671	52,284
T. Rowe Price Equity Income	145,502	33,066
T. Rowe Price Health Sciences	300,145	30,116
T. Rowe Price Limited-Term Bond	378,365	449,273
Templeton Developing Markets VIP Fund (c)	97,777	34,639

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Templeton Foreign VIP Fund (c)	$ 155,584	$ 7,032
Templeton Global Bond VIP Fund (c)	248,485	3,314
Templeton Growth VIP Fund (c)	98,782	92,577
Third Avenue Value	46,325	49,134
Transparent Value Directional Allocation VI (a)	10,000	19
Van Eck VIP Global Hard Assets	78,048	682
Virtus International Series	88,227	2,313
Virtus Multi-Sector Fixed Income Series	9,379	36
Virtus Premium AlphaSector Series	24,716	204
Virtus Real Estate Securities Series	119,230	1,026
VY Clarion Global Real Estate Portfolio (c)	4,916	63
Wells Fargo Advantage Omega Growth VT	30,604	1,321
Wells Fargo Advantage Opportunity VT	3	12
Wells Fargo Advantage Small Cap Value VT	142,762	139,693
Western Asset Variable Global High Yield Bond	64,380	63,867

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

Annuity Reserves

As of December 31, 2014, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946.  The adoption of ASU 2013-08 had no impact on the Account’s financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:
• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
• Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
• Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2014, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2014.  The Account had no financial liabilities as of December 31, 2014.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either rom the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

·	Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

·	Rider Charge: FSBL deducts a monthly amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2014 and 2013, were as follows:
	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Alger Capital Appreciation	10,718	(141)	10,577	12,961	(1,629)	11,332
AllianceBernstein VPS Small/Mid Cap Value (b)	2	(1,013)	(1,011)	1,378	(367)	1,011
ALPS/Alerian Energy Infrastructure (b)	8,951	(2)	8,949	730	-	730
American Century VP Income & Growth	2,443	(1,394)	1,049	2,967	(1,781)	1,186
American Century VP Inflation Protection (b)	9	(522)	(513)	513	-	513
American Century VP Mid Cap Value	7,619	(1,184)	6,435	6,177	(148)	6,029
American Funds IS Blue Chip Income and Growth (a)	543	-	543	-	-	-
American Funds IS Growth (a)	3,080	(17)	3,063	-	-	-
American Funds IS New World (a)	861	-	861	-	-	-
BlackRock Equity Dividend V.I.	6,663	(39)	6,624	8,776	-	8,776
BlackRock Global Allocation V.I.	6,793	(1,567)	5,226	9,197	(1,192)	8,005
BlackRock High Yield V.I. (b)	45,029	(25,611)	19,418	17,318	(6,858)	10,460
Deutsche Capital Growth VIP (c)	10,773	(10,773)	-	-	-	-
Deutsche Global Growth VIP (c)	23	-	23	767	-	767
Deutsche Global Small Cap VIP (c)	22	(1)	21	710	(2)	708
Deutsche Government & Agency Securities VIP (c)	1,311	(5,550)	(4,239)	163	(96)	67
Deutsche High Income VIP (b)(c)	6,155	(6,155)	-	5,932	(5,932)	-
Dimensional VA Global Bond Portfolio (b)	1,048	(64)	984	17,799	(267)	17,532
Dimensional VA International Small Portfolio (b)	1,834	(70)	1,764	11,579	(326)	11,253
Dimensional VA International Value Portfolio (b)	4,322	(29)	4,293	7,264	(3,450)	3,814
Dimensional VA Short-Term Fixed Portfolio (b)	2,184	(25)	2,159	6,374	(3,762)	2,612
Dimensional VA U.S. Large Value Portfolio (b)	25,025	(1,083)	23,942	14,197	(4,951)	9,246

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Dimensional VA U.S. Targeted Value Portfolio (b)	1,556	(10)	1,546	706	(2)	704
Dreyfus IP Small Cap Stock Index (b)	529	(2,336)	(1,807)	9,777	(1,629)	8,148
Dreyfus VIF International Value	1,445	(1,445)	-	-	-	-
Eaton Vance VT Floating-Rate Income (a)	2,128	(11)	2,117	-	-	-
Federated Fund for U.S. Government Securities II	10,367	(259)	10,108	-	-	-
Federated High Income Bond II	303	(5,507)	(5,204)	12,507	(231)	12,276
Fidelity VIP Balanced	2,140	(1,039)	1,101	-	-	-
Fidelity VIP Contrafund	41,499	(6,961)	34,538	3,401	(11)	3,390
Fidelity VIP Disciplined Small Cap	25	-	25	813	-	813
Fidelity VIP Emerging Markets (b)	7,306	(5,755)	1,551	3,605	(1,326)	2,279
Fidelity VIP Growth & Income	8,782	(42)	8,740	1,784	-	1,784
Fidelity VIP Growth Opportunities	22,082	(931)	21,151	5,894	(5,894)	-
Fidelity VIP High Income (b)	6,628	(6,106)	522	-	-	-
Fidelity VIP Index 500	43,809	(40,097)	3,712	27,953	(2,811)	25,142
Fidelity VIP Investment Grade Bond	29,069	(14,623)	14,446	9,536	(2,234)	7,302
Fidelity VIP Mid Cap	8,266	(16,423)	(8,157)	16,021	(1,060)	14,961
Fidelity VIP Overseas	1,959	(1,959)	-	3,643	(3,643)	-
Fidelity VIP Real Estate	8,872	(7,952)	920	5,632	(1,212)	4,420
Fidelity VIP Strategic Income	59,623	(18,091)	41,532	1,694	(2,315)	(621)
Franklin Growth and Income VIP Fund (c)	197	-	197	6,481	-	6,481
Franklin High Income VIP Fund (c)	15,525	(10,510)	5,015	-	-	-
Franklin Income VIP Fund (c)	4,440	(13)	4,427	7,491	(1)	7,490
Franklin Large Cap Growth VIP Fund (c)	8,297	(5)	8,292	-	-	-
Franklin Mutual Global Discovery VIP Fund (c)	27,208	(10,415)	16,793	22,623	(503)	22,120
Franklin Mutual Shares VIP Fund (c)	1,640	-	1,640	-	-	-

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Rising Dividends VIP Fund (c)	4,067	(2,513)	1,554	5,475	(131)	5,344
Franklin Small Cap Value VIP Fund (c)	7,305	(4,461)	2,844	15,145	(5,724)	9,421
Franklin Strategic Income VIP Fund (c)	1,241	(580)	661	3,412	(1)	3,411
Goldman Sachs VIT Growth Opportunities	4,273	(43)	4,230	-	-	-
Goldman Sachs VIT High Quality Floating Rate	24,762	(1,697)	23,065	36,261	(1,158)	35,103
Goldman Sachs VIT Mid Cap Value	18,417	(17,369)	1,048	2,926	(1,486)	1,440
Goldman Sachs VIT Small Cap Equity Insights (c)	8,817	(6)	8,811	-	-	-
Guggenheim VIF CLS AdvisorOne Amerigo (c)	20,702	(113)	20,589	-	-	-
Guggenheim VIF CLS AdvisorOne Clermont (c)	17,206	(14,080)	3,126	-	-	-
Guggenheim VIF Floating Rate Strategies (b)(c)	6,814	(3,264)	3,550	23,426	(6,191)	17,235
Guggenheim VIF Global Managed Futures Strategy (c)	3,619	(88)	3,531	2,022	-	2,022
Guggenheim VIF High Yield (c)	19,599	(18,334)	1,265	7,410	(14,049)	(6,639)
Guggenheim VIF Large Cap Value (c)	25,704	(27,290)	(1,586)	3,093	-	3,093
Guggenheim VIF Long Short Equity (c)	3,200	(37)	3,163	3,713	(410)	3,303
Guggenheim VIF Macro Opportunities (b)(c)	2,869	-	2,869	1,012	(1,012)	-
Guggenheim VIF Mid Cap Value (c)	25,991	(24,842)	1,149	593	-	593
Guggenheim VIF Multi-Hedge Strategies (c)	20,414	(1,996)	18,418	3,529	(489)	3,040
Guggenheim VIF Small Cap Value (c)	691	(1,372)	(681)	939	(1)	938
Guggenheim VIF StylePlus Large Core (b)(c)	1,321	(41)	1,280	-	-	-
Guggenheim VIF StylePlus Large Growth (c)	1,961	(23)	1,938	-	-	-
Guggenheim VIF StylePlus Mid Growth (c)	424	-	424	-	-	-
Guggenheim VIF Total Return Bond (b)(c)	29,745	(3,302)	26,443	3,595	(503)	3,092
Guggenheim VIF World Equity Income (c)	9	(3,699)	(3,690)	4,466	(776)	3,690
Ibbotson Aggressive Growth ETF Asset Allocation (b)	1,010	(2)	1,008	-	-	-
Ibbotson Balanced ETF Asset Allocation (b)	103,177	(5,648)	97,529	21,790	-	21,790
Ibbotson Conservative ETF Asset Allocation (b)	120,526	(20,274)	100,252	2,501	-	2,501

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued

	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ibbotson Growth ETF Asset Allocation (b)	13,918	(3,152)	10,766	8,102	-	8,102
Invesco V.I. American Franchise	856	(856)	-	-	-	-
Invesco V.I. American Value	1,445	-	1,445	1,081	-	1,081
Invesco V.I. Balanced-Risk Allocation (a)	948	(5)	943	-	-	-
Invesco V.I. Comstock	2,057	(1,141)	916	6,738	(468)	6,270
Invesco V.I. Equity and Income	1,208	(3)	1,205	-	-	-
Invesco V.I. Global Core Equity	788	(2)	786	-	-	-
Invesco V.I. Global Real Estate	826	(27)	799	6,782	(317)	6,465
Invesco V.I. Government Securities	1,420	(41)	1,379	8,881	(131)	8,750
Invesco V.I. High Yield	2,911	(6,272)	(3,361)	8,896	(11,380)	(2,484)
Invesco V.I. International Growth	11,981	(12,362)	(381)	15,261	(1,698)	13,563
Invesco V.I. Mid Cap Core Equity	1,835	(6)	1,829	-	-	-
Invesco V.I. S&P 500 Index (b)	17,270	(11,303)	5,967	-	-	-
Invesco V.I. Small Cap Equity	1,294	(777)	517	5,764	(154)	5,610
Ivy Funds VIP Asset Strategy	822	(335)	487	942	(1)	941
Ivy Funds VIP Balanced	24	(1)	23	798	(1)	797
Ivy Funds VIP Core Equity	166	(25)	141	5,615	(134)	5,481
Ivy Funds VIP Energy	2,044	(6)	2,038	-	-	-
Ivy Funds VIP Global Bond	303	(4)	299	910	(910)	-
Ivy Funds VIP High Income	17,808	(17,119)	689	29,915	(8,756)	21,159
Ivy Funds VIP International Core Equity	2,836	(238)	2,598	-	-	-
Ivy Funds VIP International Growth	1,305	-	1,305	1,584	(1,216)	368
Ivy Funds VIP Limited-Term Bond	7,922	(3,942)	3,980	32,076	(2,735)	29,341
Ivy Funds VIP Mid Cap Growth	159	(28)	131	6,088	(1,249)	4,839
Ivy Funds VIP Science and Technology	4,064	(2,051)	2,013	1,514	(1)	1,513
Ivy Funds VIP Small Cap Value	2,320	(260)	2,060	-	-	-

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ivy Funds VIP Value	6,684	(589)	6,095	575	(1)	574
Janus Aspen Enterprise	203	-	203	-	-	-
Janus Aspen Forty	5,685	(85)	5,600	-	-	-
Janus Aspen Janus Portfolio	1,874	(10)	1,864	-	-	-
Janus Aspen Overseas	830	-	830	-	-	-
JPMorgan Insurance Trust Core Bond Portfolio (b)	4,923	(27)	4,896	-	-	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio (b)	14,998	(767)	14,231	-	-	-
Lord Abbett Series Bond-Debenture VC	34,638	(24,682)	9,956	8,537	(5,505)	3,032
Lord Abbett Series Calibrated Dividend Growth VC	509	(246)	263	-	-	-
Lord Abbett Series Developing Growth VC	20	(1,749)	(1,729)	2,620	(277)	2,343
Lord Abbett Series Growth and Income VC	3,058	(9)	3,049	-	-	-
Lord Abbett Series Total Return VC	11,780	-	11,780	-	-	-
MFS VIT Emerging Markets Equity (b)	2,914	-	2,914	-	-	-
MFS VIT New Discovery	3,746	(4)	3,742	672	(1,092)	(420)
MFS VIT Research Bond	58,031	(5,704)	52,327	7,056	(2,190)	4,866
MFS VIT Research International	914	(3)	911	-	-	-
MFS VIT Total Return	11,999	(11,999)	-	-	-	-
MFS VIT Utilities	5,131	(451)	4,680	4,977	(109)	4,868
Morgan Stanley UIF Emerging Markets Equity (b)	6,963	(405)	6,558	10,530	(269)	10,261
Neuberger Berman AMT Guardian	2,058	(900)	1,158	895	(1)	894
Oppenheimer Global Fund/VA	2,071	(26)	2,045	-	-	-
Oppenheimer Global Strategic Income Fund/VA	1,120	(1)	1,119	808	(1)	807
Oppenheimer International Growth Fund/VA	21,923	(2,605)	19,318	13,938	(219)	13,719
Oppenheimer Main Street Small Cap Fund/VA	13,999	(737)	13,262	1,408	-	1,408
PIMCO VIT CommodityRealReturn Strategy	15,354	(747)	14,607	10,317	(2,493)	7,824
PIMCO VIT Emerging Markets Bond	12,928	(560)	12,368	23,973	(1,699)	22,274
PIMCO VIT Foreign Bond (Unhedged)	-	-	-	1,333	(1,333)	-

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO VIT Global Bond (Unhedged)	782	-	782	-	-	-
PIMCO VIT High Yield	7,945	(7,605)	340	7,280	(14,053)	(6,773)
PIMCO VIT Low Duration Advisor Class	188,219	(175,584)	12,635	50,086	(18,269)	31,817
PIMCO VIT Real Return Advisor Class	8,324	(22,328)	(14,004)	13,761	(2,690)	11,071
PIMCO VIT Short-Term (b)	5,985	(3,252)	2,733	8,944	(131)	8,813
PIMCO VIT Total Return Administrative Class (e)	401	(202)	199	446	(3,378)	(2,932)
PIMCO VIT Total Return Advisor Class	37,466	(72,841)	(35,375)	30,957	(2,021)	28,936
Pioneer Bond VCT (b)	29,454	(2,608)	26,846	-	-	-
Pioneer High Yield VCT (b)	-	(5,998)	(5,998)	5,998	-	5,998
Power Income VIT (b)	1,269	(774)	495	758	-	758
Probabilities Fund (b)	8,223	(4,716)	3,507	21,984	(24)	21,960
Putnam VT Equity Income (b)	397	-	397	1,091	-	1,091
Putnam VT High Yield (b)	12,149	(12,149)	-	5,942	(5,942)	-
Putnam VT Income (b)	18,147	-	18,147	-	-	-
Rydex VIF Banking (c)	4,490	(4,490)	-	-	-	-
Rydex VIF Basic Materials (c)	14,590	(10,103)	4,487	11,772	(30)	11,742
Rydex VIF Biotechnology (c)	7,406	(843)	6,563	8,740	(35)	8,705
Rydex VIF Commodities Strategy (c)	5,903	(5,903)	-	-	-	-
Rydex VIF Consumer Products (c)	15,288	(3,076)	12,212	15,541	(64)	15,477
Rydex VIF Dow 2x Strategy (c)	16,314	(8,445)	7,869	-	-	-
Rydex VIF Electronics (c)	2,275	(1,953)	322	-	-	-
Rydex VIF Energy (c)	4,297	(359)	3,938	5,117	(25)	5,092
Rydex VIF Energy Services (c)	2,676	(1,995)	681	6,508	(3)	6,505
Rydex VIF Europe 1.25x Strategy (c)	-	-	-	347	(1,486)	(1,139)
Rydex VIF Financial Services (c)	7,839	(3,505)	4,334	-	-	-

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Government Long Bond 1.2x Strategy (c)	114,789	(110,793)	3,996	148,090	(148,090)	-
Rydex VIF Health Care (c)	324	(180)	144	-	-	-
Rydex VIF Inverse Dow 2x Strategy (c)	458,560	(458,560)	-	-	-	-
Rydex VIF Inverse Government Long Bond Strategy (c)	411,697	(411,697)	-	604,583	(604,583)	-
Rydex VIF Inverse NASDAQ-100 Strategy (c)	290,477	(290,255)	222	159,184	(158,935)	249
Rydex VIF Inverse Russell 2000 Strategy (c)	-	-	-	22,366	(22,366)	-
Rydex VIF Inverse S&P 500 Strategy (c)	99,903	(121,148)	(21,245)	154,525	(140,213)	14,312
Rydex VIF Mid-Cap 1.5x Strategy (c)	11,519	(6,128)	5,391	713	(837)	(124)
Rydex VIF NASDAQ-100 (c)	71,492	(69,125)	2,367	23,284	(16,800)	6,484
Rydex VIF NASDAQ-100 2x Strategy (c)	32,072	(26,325)	5,747	15,275	(15,275)	-
Rydex VIF Nova (c)	8,959	(8,959)	-	-	-	-
Rydex VIF Precious Metals (c)	7,268	(13,528)	(6,260)	26,139	(1,737)	24,402
Rydex VIF Real Estate (c)	35,241	(18,591)	16,650	812	-	812
Rydex VIF Retailing (c)	6,071	(3,677)	2,394	2,160	(171)	1,989
Rydex VIF Russell 2000 1.5x Strategy (c)	9,053	(9,053)	-	2,427	(2,427)	-
Rydex VIF Russell 2000 2x Strategy (c)	31,394	(31,394)	-	17,470	(18,086)	(616)
Rydex VIF S&P 500 2x Strategy (c)	240,284	(231,878)	8,406	121,569	(119,898)	1,671
Rydex VIF S&P 500 Pure Growth (c)	31,363	(26,387)	4,976	6,949	(3,839)	3,110
Rydex VIF S&P 500 Pure Value (c)	63,042	(57,129)	5,913	618	(1)	617
Rydex VIF S&P MidCap 400 Pure Growth (c)	12,869	(12,773)	96	231	-	231
Rydex VIF S&P MidCap 400 Pure Value (c)	10,949	(10,949)	-	-	-	-
Rydex VIF S&P SmallCap 600 Pure Growth (c)	10,028	(15,482)	(5,454)	15,320	(11,219)	4,101
Rydex VIF S&P SmallCap 600 Pure Value (c)	10,206	(10,903)	(697)	6,390	(4,500)	1,890
Rydex VIF Technology (c)	3,845	(1,926)	1,919	-	-	-
Rydex VIF Transportation (c)	1,609	(1,609)	-	-	-	-
Rydex VIF U.S. Government Money Market (c)(d)	1,296,340	(1,326,997)	(30,657)	1,284,004	(1,358,747)	(74,743)

(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2014			2013
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Utilities (c)	15,427	(6,813)	8,614	-	-	-
SEI VP Conservative Strategy (a)	4,061	-	4,061	-	-	-
SEI VP Market Growth Strategy (a)	824	-	824	-	-	-
T. Rowe Price Blue Chip Growth	3,452	(4,465)	(1,013)	10,487	(5,906)	4,581
T. Rowe Price Equity Income	15,570	(5,571)	9,999	28,366	(2,064)	26,302
T. Rowe Price Health Sciences	18,975	(2,263)	16,712	249	-	249
T. Rowe Price Limited-Term Bond	44,798	(51,448)	(6,650)	33,974	(3,026)	30,948
Templeton Developing Markets VIP Fund (c)	11,255	(6,345)	4,910	11,439	(1,335)	10,104
Templeton Foreign VIP Fund (c)	9,792	(759)	9,033	8,064	(1,098)	6,966
Templeton Global Bond VIP Fund (c)	24,580	(683)	23,897	5,240	(1,522)	3,718
Templeton Growth VIP Fund (c)	9,272	(8,763)	509	-	-	-
Third Avenue Value	5,889	(5,889)	-	-	-	-
Transparent Value Directional Allocation VI (a)	1,030	-	1,030	-	-	-
Van Eck VIP Global Hard Assets	10,769	(438)	10,331	3,534	(499)	3,035
Virtus International Series (b)	8,871	(156)	8,715	10,980	(1,540)	9,440
Virtus Multi-Sector Fixed Income Series (b)	947	(4)	943	-	-	-
Virtus Premium AlphaSector Series (b)	2,081	-	2,081	938	-	938
Virtus Real Estate Securities Series (b)	11,237	(897)	10,340	2,918	(423)	2,495
VY Clarion Global Real Estate Portfolio (b)(c)	461	(5)	456	-	-	-
Wells Fargo Advantage Omega Growth VT	1,393	(25)	1,368	4,660	(25)	4,635
Wells Fargo Advantage Opportunity VT	10	-	10	333	(1,248)	(915)
Wells Fargo Advantage Small Cap Value VT	15,243	(15,199)	44	628	(26)	602
Western Asset Variable Global High Yield Bond (b)	6,152	(6,152)	-	6,175	(6,175)	-

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return.  Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2014, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Alger Capital Appreciation (b)
2014	21,909	12.33	14.76	314,151	-	0.25	1.45	8.44	9.82
2013	11,332	11.37	13.44	149,218	0.20	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
AllianceBernstein VPS Small/Mid Cap Value (b)
2014	-	11.33	12.98	-	-	0.25	1.45	4.14	5.53
2013	1,011	10.88	12.30	12,417	1.00	0.25	1.45	8.80	23.00
ALPS/Alerian Energy Infrastructure (b)
2014	9,679	11.27	11.54	110,943	0.21	0.25	1.45	7.03	8.36
2013	730	10.53	10.65	7,683	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth (b)
2014	8,821	11.67	14.90	130,500	1.72	0.25	1.45	7.46	8.68
2013	7,772	10.86	13.71	105,952	2.18	0.25	1.45	8.60	31.20
2012	6,586	10.41	10.45	68,581	1.75	0.25	0.45	10.51	10.82
2011	-	9.42	9.43	-	-	0.25	0.45	(5.80)	(5.70)
American Century VP Inflation Protection (b)
2014	-	8.95	9.48	-	1.26	0.25	1.45	(1.25)	0.00
2013	513	8.96	9.60	4,919	-	0.25	1.45	(10.40)	(4.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Mid Cap Value (b)
2014	12,841	11.71	14.62	173,579	1.14	0.25	1.45	11.21	12.46
2013	6,406	10.53	13.00	82,780	1.07	0.25	1.45	5.30	25.85
2012	377	10.30	10.33	3,886	0.98	0.25	0.45	12.32	12.40
2011	-	9.17	9.19	-	-	0.25	0.45	(8.30)	(8.10)
American Funds IS Blue Chip Income and Growth (a)
2014	543	10.77	10.85	5,888	5.40	0.25	1.45	7.70	8.50
American Funds IS Growth (a)
2014	3,063	10.54	10.63	32,511	1.63	0.25	1.45	5.40	6.30
American Funds IS New World (a)
2014	861	8.98	9.06	7,728	2.04	0.25	1.45	(10.20)	(9.40)
BlackRock Equity Dividend V.I. (b)
2014	15,400	11.09	13.14	170,790	1.84	0.25	1.45	4.33	5.63
2013	8,776	10.63	12.44	93,325	0.84	0.25	1.45	6.30	20.08
2012	-	10.32	10.36	-	-	0.25	0.45	8.06	8.37
2011	-	9.55	9.56	-	-	0.25	0.45	(4.50)	(4.40)
BlackRock Global Allocation V.I. (b)
2014	20,073	10.14	10.53	206,009	2.56	0.25	1.45	(2.50)	(1.31)
2013	14,847	10.40	10.67	156,027	1.41	0.25	1.45	4.00	10.80
2012	6,842	9.60	9.63	65,657	2.92	0.25	0.45	6.19	6.41
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)
BlackRock High Yield V.I. (b)
2014	29,878	10.12	10.35	308,119	4.30	0.25	1.45	(2.03)	(0.77)
2013	10,460	10.33	10.43	108,885	3.78	0.25	1.45	3.30	4.30

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche Capital Growth VIP (b)(c)
2014	-	12.19	14.06	-	-	0.25	1.45	7.78	9.08
2013	-	11.31	12.89	-	-	0.25	1.45	13.10	29.94
2012	-	9.88	9.92	-	-	0.25	0.45	11.64	11.96
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
Deutsche Global Growth VIP (b)(c)
2014	790	10.17	10.44	8,092	0.65	0.25	1.45	(4.57)	(3.39)
2013	767	10.55	10.94	8,132	-	0.25	1.45	9.40	17.76
2012	-	8.98	9.01	-	-	0.25	0.45	14.10	14.34
2011	-	7.87	7.88	-	-	0.25	0.45	(21.30)	(21.20)
Deutsche Global Small Cap VIP (b)(c)
2014	729	10.28	11.47	8,294	0.65	0.25	1.45	(8.46)	(7.35)
2013	708	11.23	12.38	8,717	0.67	0.25	1.45	12.30	31.28
2012	-	9.39	9.43	-	-	0.25	0.45	10.99	11.33
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
Deutsche Government & Agency Securities VIP (b)(c)
2014	1,251	9.69	9.88	12,134	3.26	0.25	1.45	0.41	1.56
2013	5,490	9.56	9.84	52,501	2.57	0.25	1.45	(6.55)	(1.60)
2012	5,423	10.23	10.26	55,480	7.08	0.25	0.45	(0.97)	(0.87)
2011	-	10.33	10.35	-	-	0.25	0.45	3.30	3.50
Deutsche High Income VIP (b)(c)
2014	-	9.85	10.07	-	-	0.25	1.45	(3.24)	(2.04)
2013	-	10.18	10.28	-	-	0.25	1.45	1.80	2.80
Dimensional VA Global Bond Portfolio (b)
2014	18,516	9.57	9.61	177,158	2.15	0.65	1.85	(1.94)	(0.83)
2013	17,532	9.66	9.80	169,445	0.90	0.65	1.85	(3.40)	(2.00)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA International Small Portfolio (b)
2014	13,017	10.21	10.62	137,766	2.21	0.65	1.85	(10.20)	(9.15)
2013	11,253	11.37	11.69	131,371	4.21	0.65	1.85	13.70	16.90
Dimensional VA International Value Portfolio (b)
2014	8,107	9.86	9.99	80,672	5.25	0.65	1.85	(11.57)	(10.48)
2013	3,814	11.14	11.16	42,480	4.78	0.65	1.85	11.40	11.60
Dimensional VA Short-Term Fixed Portfolio (b)
2014	4,771	9.32	9.35	44,455	0.23	0.65	1.85	(4.60)	(3.51)
2013	2,612	9.67	9.78	25,258	0.53	0.65	1.85	(3.30)	(2.20)
Dimensional VA U.S. Large Value Portfolio (b)
2014	33,188	11.52	13.19	436,174	2.82	0.65	1.85	3.97	5.18
2013	9,246	11.08	12.54	115,749	2.69	0.65	1.85	10.80	25.40
Dimensional VA U.S. Targeted Value Portfolio (b)
2014	2,250	11.07	12.96	29,060	1.38	0.65	1.85	(1.16)	(0.08)
2013	704	11.20	12.97	9,110	1.43	0.65	1.85	12.00	29.70
Dreyfus IP Small Cap Stock Index (b)
2014	6,341	11.21	13.00	79,602	0.49	0.25	1.45	0.63	1.80
2013	8,148	11.14	12.77	99,879	-	0.25	1.45	11.40	27.70
Dreyfus VIF International Value
2014	-	6.81	9.36	-	-	0.25	1.45	(13.49)	(12.52)
2013	-	7.80	10.82	-	-	0.25	1.45	8.20	18.77
2012	-	6.58	6.66	-	-	0.25	0.45	8.58	8.82
2011	-	6.06	6.12	-	-	0.25	0.45	(21.50)	(21.34)
2010	-	7.72	7.78	-	-	0.25	0.45	0.78	0.91
Eaton Vance VT Floating-Rate Income (a)
2014	2,117	9.71	9.78	20,685	1.02	0.25	1.45	(2.90)	(2.20)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated Fund for U.S. Government Securities II
2014	10,108	9.84	10.54	104,889	-	0.25	1.45	0.00	1.25
2013	-	9.84	10.41	-	-	0.25	1.45	(5.35)	(1.60)
2012	-	10.85	10.98	-	-	0.25	0.45	(0.55)	(0.36)
2011	-	10.91	11.02	-	-	0.25	0.45	2.25	2.42
2010	-	10.67	10.76	-	-	0.25	0.45	1.52	1.80
Federated High Income Bond II
2014	7,072	9.95	13.38	93,092	7.35	0.25	1.45	(2.07)	(0.82)
2013	12,276	10.16	13.49	163,306	-	0.25	1.45	1.60	3.29
2012	-	12.90	13.06	-	15.33	0.25	0.45	10.45	10.68
2011	296	11.68	11.80	3,458	8.48	0.25	0.45	1.30	1.55
2010	292	11.53	11.62	3,361	91.74	0.25	0.45	10.55	10.77
Fidelity VIP Balanced (b)
2014	1,101	11.16	12.19	13,314	2.54	0.25	1.45	5.28	6.56
2013	-	10.60	11.44	-	-	0.25	1.45	6.00	15.44
2012	-	9.88	9.91	-	-	0.25	0.45	11.01	11.10
2011	-	8.90	8.92	-	-	0.25	0.45	(11.00)	(10.80)
Fidelity VIP Contrafund
2014	41,612	11.69	13.34	539,625	1.23	0.25	1.45	6.76	8.10
2013	7,074	10.95	12.34	86,113	1.07	0.25	1.45	9.50	26.69
2012	3,684	9.62	9.74	35,453	2.22	0.25	0.45	12.12	12.47
2011	-	8.58	8.66	-	-	0.25	0.45	(6.02)	(5.87)
2010	-	9.13	9.20	-	-	0.25	0.45	13.00	13.16
Fidelity VIP Disciplined Small Cap (b)
2014	838	11.13	13.78	11,464	0.10	0.25	1.45	0.36	1.55
2013	813	11.09	13.57	10,975	0.36	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80
2011	-	8.84	8.85	-	-	0.25	0.45	(11.60)	(11.50)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Emerging Markets (b)
2014	3,830	9.66	10.08	37,257	0.16	0.25	1.45	(3.26)	(2.12)
2013	2,279	9.89	10.42	22,776	1.21	0.25	1.45	(1.10)	4.20
Fidelity VIP Growth & Income (b)
2014	10,524	11.35	14.80	136,945	2.56	0.25	1.45	5.48	6.71
2013	1,784	10.76	13.87	24,743	3.00	0.25	1.45	7.60	29.02
2012	-	10.71	10.75	-	-	0.25	0.45	14.18	14.48
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Fidelity VIP Growth Opportunities
2014	21,151	11.77	13.86	288,592	-	0.25	1.45	7.10	8.37
2013	-	10.99	12.79	-	-	0.25	1.45	9.90	33.09
2012	-	9.49	9.61	-	-	0.25	0.45	15.17	15.50
2011	-	8.24	8.32	-	-	0.25	0.45	(1.44)	(1.30)
2010	-	8.36	8.43	-	-	0.25	0.45	19.26	19.57
Fidelity VIP High Income (b)
2014	522	9.81	9.93	5,167	11.73	0.25	1.45	(3.54)	(2.36)
2013	-	10.15	10.17	-	-	0.25	1.45	1.50	1.70
Fidelity VIP Index 500
2014	43,632	11.74	12.87	552,639	1.52	0.25	1.45	8.30	9.63
2013	39,920	10.84	11.74	461,945	2.20	0.25	1.45	8.40	27.75
2012	14,778	9.08	9.19	134,189	3.70	0.25	0.45	11.69	11.94
2011	-	8.13	8.21	-	-	0.25	0.45	(1.69)	(1.44)
2010	-	8.27	8.33	-	-	0.25	0.45	10.86	11.07
Fidelity VIP Investment Grade Bond
2014	32,872	9.93	11.25	363,936	2.56	0.25	1.45	0.91	2.27
2013	18,426	9.84	11.00	199,916	2.71	0.25	1.45	(5.41)	(1.60)
2012	11,124	11.47	11.60	127,575	4.23	0.25	0.45	2.05	2.20
2011	227	11.24	11.35	2,546	3.69	0.25	0.45	3.40	3.56
2010	150	10.87	10.96	1,626	1.66	0.25	0.45	3.92	4.18

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Mid Cap (b)
2014	14,784	11.39	12.41	181,983	0.01	0.25	1.45	1.42	2.65
2013	22,941	11.23	12.09	275,671	0.39	0.25	1.45	12.30	31.56
2012	7,980	9.16	9.19	73,070	0.77	0.25	0.45	10.76	10.86
2011	-	8.27	8.29	-	-	0.25	0.45	(17.30)	(17.10)
Fidelity VIP Overseas (b)
2014	-	10.04	10.12	-	-	0.25	1.45	(12.30)	(11.23)
2013	-	11.34	11.46	-	-	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62
2011	-	7.75	7.76	-	-	0.25	0.45	(22.50)	(22.40)
Fidelity VIP Real Estate (b)
2014	10,209	11.25	13.78	139,753	1.68	0.25	1.45	24.17	25.62
2013	9,289	9.06	10.97	101,402	2.16	0.25	1.45	(9.40)	(1.61)
2012	4,869	11.11	11.15	54,156	2.19	0.25	0.45	14.30	14.48
2011	-	9.72	9.74	-	-	0.25	0.45	(2.80)	(2.60)
Fidelity VIP Strategic Income (b)
2014	44,877	9.85	10.28	457,776	5.37	0.25	1.45	(1.20)	0.10
2013	3,345	9.97	10.27	34,167	3.57	0.25	1.45	(3.41)	(0.30)
2012	3,966	10.57	10.61	41,925	6.56	0.25	0.45	6.55	6.74
2011	-	9.92	9.94	-	-	0.25	0.45	(0.80)	(0.60)
Franklin Growth and Income VIP Fund (b)(c)
2014	6,678	11.29	13.74	75,389	2.37	0.25	1.45	4.34	5.61
2013	6,481	10.82	13.01	70,095	-	0.25	1.45	8.20	25.46
2012	-	10.33	10.37	-	-	0.25	0.45	8.39	8.70
2011	-	9.53	9.54	-	-	0.25	0.45	(4.70)	(4.60)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin High Income VIP Fund (b)(c)
2014	5,015	9.79	11.07	51,637	20.14	0.25	1.45	(4.39)	(3.23)
2013	-	10.24	11.44	-	-	0.25	1.45	2.40	4.38
2012	-	10.92	10.96	-	-	0.25	0.45	11.66	11.84
2011	-	9.78	9.80	-	-	0.25	0.45	(2.20)	(2.00)
Franklin Income VIP Fund (b)(c)
2014	11,917	10.40	11.52	124,777	6.19	0.25	1.45	0.10	1.23
2013	7,490	10.39	11.38	78,589	1.38	0.25	1.45	3.90	10.27
2012	-	10.28	10.32	-	-	0.25	0.45	8.78	9.09
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Franklin Large Cap Growth VIP Fund (b)(c)
2014	8,292	11.53	13.58	95,634	-	0.25	1.45	7.56	8.90
2013	-	10.72	12.47	-	-	0.25	1.45	7.20	24.45
2012	-	9.98	10.02	-	-	0.25	0.45	8.48	8.79
2011	-	9.20	9.21	-	-	0.25	0.45	(8.00)	(7.90)
Franklin Mutual Global Discovery VIP Fund (b)(c)
2014	54,464	10.82	12.59	669,025	2.66	0.25	1.45	1.12	2.27
2013	37,671	10.70	12.31	461,004	2.43	0.25	1.45	7.00	23.59
2012	15,551	9.93	9.96	154,335	-	0.25	0.45	9.60	9.69
2011	-	9.06	9.08	-	-	0.25	0.45	(9.40)	(9.20)
Franklin Mutual Shares VIP Fund (b)(c)
2014	1,640	10.94	13.00	21,161	3.97	0.25	1.45	2.43	3.67
2013	-	10.68	12.54	-	-	0.25	1.45	6.80	24.16
2012	-	10.06	10.10	-	-	0.25	0.45	10.31	10.62
2011	-	9.12	9.13	-	-	0.25	0.45	(8.80)	(8.70)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Rising Dividends VIP Fund (b)(c)
2014	7,989	11.19	14.15	109,490	1.32	0.25	1.45	4.00	5.20
2013	6,435	10.76	13.45	86,051	0.43	0.25	1.45	7.60	25.58
2012	1,091	10.67	10.71	11,634	3.06	0.25	0.45	8.11	8.40
2011	-	9.87	9.88	-	-	0.25	0.45	(1.30)	(1.20)
Franklin Small Cap Value VIP Fund (b)(c)
2014	12,265	10.78	12.88	151,975	0.59	0.25	1.45	(3.75)	(2.65)
2013	9,421	11.20	13.23	115,312	0.13	0.25	1.45	12.00	31.90
2012	-	10.00	10.03	-	-	0.25	0.45	14.42	14.63
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Strategic Income VIP Fund (b)(c)
2014	4,072	9.79	10.49	42,368	6.50	0.25	1.45	(2.59)	(1.32)
2013	3,411	10.05	10.63	36,073	-	0.25	1.45	(0.19)	0.50
2012	-	10.60	10.63	-	-	0.25	0.45	8.94	9.14
2011	-	9.73	9.74	-	-	0.25	0.45	(2.70)	(2.60)
Goldman Sachs VIT Growth Opportunities (b)
2014	4,230	11.67	13.98	52,275	-	0.25	1.45	6.28	7.54
2013	-	10.98	13.00	-	-	0.25	1.45	9.80	27.95
2012	-	10.12	10.16	-	-	0.25	0.45	15.39	15.72
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)
Goldman Sachs VIT High Quality Floating Rate (b)
2014	58,168	9.39	9.71	560,369	0.29	0.25	1.45	(4.38)	(3.29)
2013	35,103	9.82	10.04	350,559	0.24	0.25	1.45	(3.01)	(1.80)
2012	-	10.30	10.33	-	-	0.25	0.45	(0.68)	(0.58)
2011	-	10.37	10.39	-	-	0.25	0.45	3.70	3.90

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Mid Cap Value (b)
2014	2,488	11.62	13.80	30,422	0.99	0.25	1.45	8.40	9.70
2013	1,440	10.72	12.58	15,431	1.13	0.25	1.45	7.20	28.37
2012	-	9.77	9.80	-	-	0.25	0.45	14.14	14.35
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Goldman Sachs VIT Small Cap Equity Insights (b)(c)
2014	8,811	11.07	13.27	97,561	1.01	0.25	1.45	2.03	3.27
2013	-	10.85	12.85	-	-	0.25	1.45	8.50	31.12
2012	-	9.77	9.80	-	-	0.25	0.45	8.68	8.89
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)
Guggenheim VIF CLS AdvisorOne Amerigo (c)
2014	20,589	10.48	10.65	215,698	0.53	0.25	1.45	(1.03)	0.19
2013	-	10.48	10.67	-	-	0.25	1.45	6.70	19.57
2012	-	8.79	8.89	-	-	0.25	0.45	9.87	10.02
2011	13,299	8.00	8.08	106,360	-	0.25	0.45	(10.41)	(10.22)
2010	8,894	8.93	9.00	79,417	0.12	0.25	0.45	11.21	11.39
Guggenheim VIF CLS AdvisorOne Clermont (c)
2014	3,126	9.45	9.90	29,601	1.12	0.25	1.45	(2.65)	(1.54)
2013	-	9.61	10.17	-	-	0.25	1.45	1.70	6.67
2012	-	9.03	9.14	-	3.52	0.25	0.45	6.99	7.28
2011	1,467	8.44	8.52	12,387	2.12	0.25	0.45	(3.65)	(3.51)
2010	980	8.76	8.83	8,600	0.69	0.25	0.45	7.22	7.42
Guggenheim VIF Floating Rate Strategies (b)(c)
2014	20,785	9.85	9.94	205,483	-	0.25	1.45	(2.09)	(0.90)
2013	17,235	10.02	10.06	173,030	-	0.25	1.45	0.20	0.60

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Global Managed Futures Strategy (c)
2014	5,553	6.72	10.71	43,040	-	0.25	1.45	7.21	8.61
2013	2,022	6.21	9.99	12,559	-	0.25	1.45	(0.80)	(0.10)
2012	-	6.26	6.32	-	-	0.25	0.45	(14.25)	(14.01)
2011	-	7.30	7.35	-	-	0.25	0.45	(11.73)	(11.55)
2010	-	8.27	8.31	-	-	0.25	0.45	(6.87)	(6.63)
Guggenheim VIF High Yield (b)(c)
2014	2,965	9.97	10.78	31,774	-	0.25	1.45	(1.97)	(0.74)
2013	1,700	10.17	10.86	18,368	-	0.25	1.45	1.70	3.92
2012	8,339	10.41	10.45	86,790	-	0.25	0.45	10.98	11.17
2011	-	9.38	9.40	-	-	0.25	0.45	(6.20)	(6.00)
Guggenheim VIF Large Cap Value (c)
2014	1,507	11.21	19.96	30,066	-	0.25	1.45	4.67	6.00
2013	3,093	10.71	18.83	45,005	-	0.25	1.45	7.10	27.75
2012	-	14.62	14.74	-	-	0.25	0.45	11.69	11.84
2011	-	13.09	13.18	-	-	0.25	0.45	(7.16)	(6.92)
2010	-	14.10	14.16	-	-	0.25	0.45	12.26	12.47
Guggenheim VIF Long Short Equity (c)
2014	6,466	9.13	10.26	60,027	-	0.25	1.45	(1.72)	(0.54)
2013	3,303	9.20	10.44	31,259	0.01	0.25	1.45	4.40	13.78
2012	-	8.10	8.20	-	-	0.25	0.45	0.87	1.11
2011	-	8.03	8.11	-	-	0.25	0.45	(9.78)	(9.59)
2010	-	8.90	8.97	-	-	0.25	0.45	7.49	7.68
Guggenheim VIF Macro Opportunities (b)(c)
2014	2,869	10.04	10.18	29,216	-	0.25	1.45	0.69	1.92
2013	-	9.87	10.11	-	-	0.25	1.45	(1.30)	1.10

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Mid Cap Value (c)
2014	1,742	10.34	22.56	25,477	0.01	0.25	1.45	(3.45)	(2.34)
2013	593	10.71	23.10	13,693	-	0.25	1.45	7.10	29.05
2012	-	17.75	17.90	-	-	0.25	0.45	13.13	13.36
2011	-	15.69	15.79	-	-	0.25	0.45	(10.60)	(10.44)
2010	-	17.55	17.63	-	-	0.25	0.45	13.81	14.04
Guggenheim VIF Multi-Hedge Strategies (c)
2014	21,458	7.40	9.80	158,792	-	0.25	1.45	0.10	1.35
2013	3,040	7.32	9.79	22,221	-	0.25	1.45	(2.10)	(1.59)
2012	-	7.45	7.54	-	-	0.25	0.45	(1.32)	(1.05)
2011	-	7.55	7.62	-	-	0.25	0.45	-	(0.13)
2010	-	7.56	7.62	-	-	0.25	0.45	2.58	2.83
Guggenheim VIF Small Cap Value (c)
2014	257	10.30	15.44	3,891	-	0.25	1.45	(5.68)	(4.51)
2013	938	10.92	16.17	14,953	-	0.25	1.45	9.20	32.43
2012	-	12.07	12.21	-	-	0.25	0.45	15.50	15.73
2011	-	10.45	10.55	-	-	0.25	0.45	(7.85)	(7.70)
2010	-	11.34	11.43	-	-	0.25	0.45	17.76	17.96
Guggenheim VIF StylePlus Large Core (b)(c)
2014	1,280	12.04	13.16	16,775	-	0.25	1.45	10.46	11.81
2013	-	10.90	11.77	-	-	0.25	1.45	9.00	17.70
Guggenheim VIF StylePlus Large Growth (b)(c)
2014	1,938	12.27	12.94	24,877	-	0.25	1.45	10.14	11.55
2013	-	11.14	11.60	-	-	0.25	1.45	11.40	24.20
2012	-	9.31	9.34	-	-	0.25	0.45	7.01	7.11
2011	-	8.70	8.72	-	-	0.25	0.45	(13.00)	(12.80)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF StylePlus Mid Growth (c)
2014	424	11.96	25.23	10,555	-	0.25	1.45	8.14	9.46
2013	-	11.06	23.05	-	-	0.25	1.45	10.60	26.30
2012	-	18.09	18.25	-	-	0.25	0.45	11.80	12.10
2011	-	16.18	16.28	-	-	0.25	0.45	(7.54)	(7.39)
2010	-	17.50	17.58	-	-	0.25	0.45	19.95	20.25
Guggenheim VIF Total Return Bond (b)(c)
2014	29,535	10.28	10.38	303,586	-	0.25	1.45	3.39	4.67
2013	3,092	9.84	10.04	30,397	-	0.25	1.45	(1.60)	0.40
Guggenheim VIF World Equity Income (c)
2014	-	8.65	10.72	-	-	0.25	1.45	0.47	1.74
2013	3,690	8.52	10.67	31,470	-	0.25	1.45	6.70	15.35
2012	-	7.40	7.49	-	-	0.25	0.45	12.63	12.97
2011	-	6.57	6.63	-	-	0.25	0.45	(18.59)	(18.55)
2010	-	8.07	8.14	-	-	0.25	0.45	11.77	11.97
Ibbotson Aggressive Growth ETF Asset Allocation (b)
2014	1,008	10.53	11.10	10,613	1.94	0.25	1.45	(0.09)	1.19
2013	-	10.54	10.97	-	-	0.25	1.45	5.40	9.70
Ibbotson Balanced ETF Asset Allocation (b)
2014	119,319	10.30	10.66	1,239,196	1.95	0.25	1.45	0.00	1.14
2013	21,790	10.30	10.54	224,527	2.67	0.25	1.45	3.00	5.40
Ibbotson Conservative ETF Asset Allocation (b)
2014	102,753	9.79	9.83	1,007,358	2.01	0.25	1.45	(1.71)	(0.51)
2013	2,501	9.87	9.96	24,927	2.58	0.25	1.45	(1.30)	(0.40)
Ibbotson Growth ETF Asset Allocation (b)
2014	18,868	10.48	11.01	197,508	1.42	0.25	1.45	0.10	1.29
2013	8,102	10.47	10.87	84,858	2.23	0.25	1.45	4.70	8.70

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. American Franchise (b)
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
2013	-	11.85	12.70	-	-	0.25	1.45	18.50	35.39
2012	-	9.35	9.38	-	-	0.25	0.45	9.48	9.71
2011	-	8.54	8.55	-	-	0.25	0.45	(14.60)	(14.50)
Invesco V.I. American Value (b)
2014	2,526	11.30	14.05	28,523	0.16	0.25	1.45	4.73	5.96
2013	1,081	10.79	13.26	11,660	-	0.25	1.45	7.90	29.62
2012	-	10.19	10.23	-	-	0.25	0.45	13.10	13.41
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Invesco V.I. Balanced-Risk Allocation (a)
2014	943	10.00	10.08	9,490	-	0.25	1.45	0.00	0.80
Invesco V.I. Comstock (b)
2014	7,186	11.24	14.31	102,044	1.17	0.25	1.45	4.36	5.61
2013	6,270	10.77	13.55	84,464	2.65	0.25	1.45	7.70	31.30
2012	-	10.28	10.32	-	-	0.25	0.45	14.86	15.18
2011	-	8.95	8.96	-	-	0.25	0.45	(10.50)	(10.40)
Invesco V.I. Equity and Income (b)
2014	1,205	10.85	12.69	13,077	3.07	0.25	1.45	4.03	5.31
2013	-	10.43	12.05	-	-	0.25	1.45	4.30	20.86
2012	-	9.93	9.97	-	-	0.25	0.45	8.52	8.84
2011	-	9.15	9.16	-	-	0.25	0.45	(8.50)	(8.40)
Invesco V.I. Global Core Equity (b)
2014	786	10.34	10.42	8,124	3.45	0.25	1.45	(3.90)	(2.71)
2013	-	10.65	10.76	-	-	0.25	1.45	7.60	18.34
2012	-	9.02	9.05	-	-	0.25	0.45	9.60	9.83
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Global Real Estate (b)
2014	7,264	10.43	12.03	86,748	1.38	0.25	1.45	9.33	10.67
2013	6,465	9.54	10.87	69,891	7.40	0.25	1.45	(4.60)	(0.82)
2012	-	10.92	10.96	-	-	0.25	0.45	23.53	23.70
2011	-	8.84	8.86	-	-	0.25	0.45	(11.60)	(11.40)
Invesco V.I. Government Securities (b)
2014	10,129	9.70	9.82	98,692	3.09	0.25	1.45	(0.61)	0.51
2013	8,750	9.71	9.77	84,989	6.45	0.25	1.45	(6.18)	(2.40)
2012	-	10.35	10.38	-	-	0.25	0.45	(1.24)	(1.14)
2011	-	10.48	10.50	-	-	0.25	0.45	4.80	5.00
Invesco V.I. High Yield (b)
2014	139	9.92	10.93	1,511	0.35	0.25	1.45	(2.84)	(1.62)
2013	3,500	10.21	11.11	38,691	3.64	0.25	1.45	2.10	3.35
2012	5,984	10.72	10.75	64,120	9.91	0.25	0.45	13.08	13.16
2011	-	9.48	9.50	-	-	0.25	0.45	(5.20)	(5.00)
Invesco V.I. International Growth
2014	17,092	10.06	10.56	172,522	1.47	0.25	1.45	(4.35)	(3.13)
2013	17,473	10.40	11.04	182,434	1.49	0.25	1.45	10.40	14.92
2012	3,910	9.07	9.18	35,470	1.37	0.25	0.45	11.29	11.54
2011	-	8.15	8.23	-	-	0.25	0.45	(10.14)	(9.96)
2010	-	9.07	9.14	-	-	0.25	0.45	8.88	9.07
Invesco V.I. Mid Cap Core Equity
2014	1,829	10.63	12.16	21,884	-	0.25	1.45	(0.37)	0.91
2013	-	10.67	12.05	-	-	0.25	1.45	6.70	24.36
2012	-	9.58	9.69	-	-	0.25	0.45	6.92	7.07
2011	-	8.96	9.05	-	-	0.25	0.45	(9.68)	(9.50)
2010	-	9.92	10.00	-	-	0.25	0.45	9.86	10.13

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. S&P 500 Index (b)
2014	5,967	11.70	13.15	78,175	1.56	0.25	1.45	8.03	9.31
2013	-	10.83	12.03	-	-	0.25	1.45	8.30	20.30
Invesco V.I. Small Cap Equity (b)
2014	7,374	10.76	12.47	91,215	-	0.25	1.45	(2.36)	(1.11)
2013	6,857	11.02	12.61	86,009	-	0.25	1.45	10.20	32.60
2012	1,247	9.47	9.51	11,814	-	0.25	0.45	9.73	10.07
2011	-	8.63	8.64	-	-	0.25	0.45	(13.70)	(13.60)
Ivy Funds VIP Asset Strategy (b)
2014	1,428	10.24	11.05	15,087	0.40	0.25	1.45	(9.38)	(8.30)
2013	941	11.30	12.05	11,054	1.50	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
2011	-	8.61	8.62	-	-	0.25	0.45	(13.90)	(13.80)
Ivy Funds VIP Balanced (b)
2014	820	11.03	12.83	10,448	0.92	0.25	1.45	2.89	4.14
2013	797	10.72	12.32	9,766	2.62	0.25	1.45	7.20	19.73
2012	-	10.26	10.29	-	-	0.25	0.45	8.00	8.09
2011	-	9.50	9.52	-	-	0.25	0.45	(5.00)	(4.80)
Ivy Funds VIP Core Equity (b)
2014	5,622	11.72	14.34	80,038	0.48	0.25	1.45	4.92	6.14
2013	5,481	11.17	13.51	73,634	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
2011	-	9.09	9.10	-	-	0.25	0.45	(9.10)	(9.00)
Ivy Funds VIP Energy (b)
2014	2,038	8.17	9.16	18,669	-	0.25	1.45	(14.47)	(13.37)
2013	-	9.45	10.71	-	-	0.25	1.45	7.10	23.70
2012	-	7.66	7.68	-	-	0.25	0.45	(2.05)	(1.92)
2011	-	7.82	7.83	-	-	0.25	0.45	(21.80)	(21.70)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Global Bond (b)
2014	299	9.52	9.61	2,844	-	0.25	1.45	(4.28)	(3.03)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	10.00	10.04	-	-	0.25	0.45	2.77	2.97
2011	-	9.73	9.75	-	-	0.25	0.45	(2.70)	(2.50)
Ivy Funds VIP High Income (b)
2014	21,848	10.02	11.90	248,710	4.49	0.25	1.45	(2.53)	(1.41)
2013	21,159	10.28	12.07	253,956	3.97	0.25	1.45	2.80	7.00
2012	-	11.24	11.28	-	-	0.25	0.45	14.58	14.87
2011	-	9.81	9.82	-	-	0.25	0.45	(1.90)	(1.80)
Ivy Funds VIP International Core Equity (b)
2014	2,598	10.39	10.89	26,993	-	0.25	1.45	(2.94)	(1.78)
2013	-	10.60	11.22	-	-	0.25	1.45	12.20	21.00
2012	-	8.78	8.81	-	-	0.25	0.45	9.48	9.58
2011	-	8.02	8.04	-	-	0.25	0.45	(19.80)	(19.60)
Ivy Funds VIP International Growth (b)
2014	2,465	10.67	11.19	27,395	1.39	0.25	1.45	(3.44)	(2.27)
2013	1,160	11.05	11.45	13,211	1.38	0.25	1.45	10.50	15.42
2012	792	9.89	9.92	7,831	-	0.25	0.45	14.07	14.29
2011	-	8.67	8.68	-	-	0.25	0.45	(13.30)	(13.20)
Ivy Funds VIP Limited-Term Bond (b)
2014	33,321	9.40	9.50	313,389	0.52	0.25	1.45	(3.46)	(2.27)
2013	29,341	9.64	9.84	282,933	-	0.25	1.45	(3.89)	(1.60)
2012	-	10.03	10.07	-	-	0.25	0.45	(0.20)	(0.10)
2011	-	10.05	10.06	-	-	0.25	0.45	0.50	0.60

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Mid Cap Growth (b)
2014	5,373	11.28	12.83	68,410	-	0.25	1.45	3.11	4.48
2013	5,242	10.94	12.28	64,041	-	0.25	1.45	9.40	25.69
2012	403	9.73	9.77	3,917	-	0.25	0.45	9.70	10.02
2011	-	8.87	8.88	-	-	0.25	0.45	(11.30)	(11.20)
Ivy Funds VIP Science and Technology (b)
2014	3,526	11.81	15.44	43,058	-	0.25	1.45	(1.58)	(0.39)
2013	1,513	12.00	15.50	19,854	-	0.25	1.45	20.00	51.37
2012	-	10.20	10.24	-	-	0.25	0.45	23.49	23.82
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
Ivy Funds VIP Small Cap Value (b)
2014	2,060	10.96	12.34	24,579	0.07	0.25	1.45	2.43	3.61
2013	-	10.70	11.91	-	-	0.25	1.45	7.00	29.32
2012	-	9.18	9.21	-	-	0.25	0.45	14.61	14.84
2011	-	8.01	8.02	-	-	0.25	0.45	(19.90)	(19.80)
Ivy Funds VIP Value (b)
2014	6,669	11.49	13.74	81,065	1.08	0.25	1.45	6.09	7.34
2013	574	10.83	12.80	7,299	-	0.25	1.45	8.30	31.01
2012	-	9.73	9.77	-	-	0.25	0.45	14.88	15.08
2011	-	8.47	8.49	-	-	0.25	0.45	(15.30)	(15.10)
Janus Aspen Enterprise (b)
2014	203	11.67	14.10	2,841	-	0.25	1.45	7.36	8.63
2013	-	10.87	12.98	-	-	0.25	1.45	8.70	27.88
2012	-	10.12	10.15	-	-	0.25	0.45	13.07	13.15
2011	-	8.95	8.97	-	-	0.25	0.45	(10.50)	(10.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Aspen Forty (b)
2014	5,600	11.72	14.19	70,961	0.03	0.25	1.45	3.72	5.03
2013	-	11.30	13.51	-	-	0.25	1.45	13.00	26.74
2012	-	10.62	10.66	-	-	0.25	0.45	19.59	19.91
2011	-	8.88	8.89	-	-	0.25	0.45	(11.20)	(11.10)
Janus Aspen Janus Portfolio (b)
2014	1,864	11.87	14.00	23,838	0.12	0.25	1.45	7.81	9.20
2013	-	11.01	12.82	-	-	0.25	1.45	10.10	25.81
2012	-	10.16	10.19	-	-	0.25	0.45	14.29	14.49
2011	-	8.89	8.90	-	-	0.25	0.45	(11.10)	(11.00)
Janus Aspen Overseas (b)
2014	830	6.74	9.24	7,667	-	0.25	1.45	(15.92)	(14.91)
2013	-	7.93	10.99	-	-	0.25	1.45	9.90	10.68
2012	-	7.19	7.21	-	-	0.25	0.45	9.44	9.57
2011	-	6.57	6.58	-	-	0.25	0.45	(34.30)	(34.20)
JPMorgan Insurance Trust Core Bond Portfolio (b)
2014	4,896	9.67	9.82	47,362	-	0.25	1.45	0.20	1.36
2013	-	9.56	9.80	-	-	0.25	1.45	(4.40)	(2.00)
JPMorgan Insurance Trust Intrepid MidCap Portfolio (b)
2014	14,231	12.24	14.19	197,396	0.13	0.25	1.45	10.47	11.91
2013	-	11.08	12.68	-	-	0.25	1.45	10.80	26.80
Lord Abbett Series Bond-Debenture VC (b)
2014	12,988	10.19	11.29	142,992	7.74	0.25	1.45	(0.20)	0.98
2013	3,032	10.21	11.18	33,671	9.78	0.25	1.45	2.10	4.68
2012	-	10.64	10.68	-	-	0.25	0.45	8.68	8.98
2011	-	9.79	9.80	-	-	0.25	0.45	(2.10)	(2.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Calibrated Dividend Growth VC (b)
2014	263	11.42	13.40	3,502	3.31	0.25	1.45	6.63	7.98
2013	-	10.71	12.41	-	-	0.25	1.45	7.10	23.85
2012	-	9.99	10.02	-	-	0.25	0.45	8.71	8.79
2011	-	9.19	9.21	-	-	0.25	0.45	(8.10)	(7.90)
Lord Abbett Series Developing Growth VC (b)
2014	614	11.38	14.17	8,643	-	0.25	1.45	(0.78)	0.43
2013	2,343	11.47	14.11	32,882	-	0.25	1.45	14.70	51.72
2012	-	9.27	9.30	-	-	0.25	0.45	8.29	8.52
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Lord Abbett Series Growth and Income VC (b)
2014	3,049	11.15	12.88	34,009	1.38	0.25	1.45	2.95	4.21
2013	-	10.83	12.36	-	-	0.25	1.45	8.30	31.49
2012	-	9.36	9.40	-	-	0.25	0.45	8.21	8.55
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)
Lord Abbett Series Total Return VC (b)
2014	11,780	10.04	10.68	124,821	3.76	0.25	1.45	1.41	2.69
2013	-	9.90	10.40	-	-	0.25	1.45	(4.44)	(1.00)
2012	-	10.82	10.86	-	-	0.25	0.45	3.15	3.33
2011	-	10.49	10.51	-	-	0.25	0.45	4.90	5.10
MFS VIT Emerging Markets Equity (b)
2014	2,914	8.11	9.07	23,641	-	0.25	1.45	(10.99)	(9.96)
2013	-	9.02	10.19	-	-	0.25	1.45	(9.80)	1.90
MFS VIT New Discovery (b)
2014	3,742	9.90	11.26	38,540	-	0.25	1.45	(11.53)	(10.42)
2013	-	11.19	12.57	-	-	0.25	1.45	11.90	36.63
2012	420	9.17	9.20	3,851	-	0.25	0.45	16.82	17.05
2011	-	7.85	7.86	-	-	0.25	0.45	(21.50)	(21.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT Research Bond (b)
2014	59,408	9.99	10.40	613,077	4.39	0.25	1.45	1.01	2.26
2013	7,081	9.89	10.17	71,590	1.66	0.25	1.45	(4.62)	(1.10)
2012	2,215	10.60	10.64	23,483	-	0.25	0.45	3.41	3.60
2011	-	10.25	10.27	-	-	0.25	0.45	2.50	2.70
MFS VIT Research International (b)
2014	911	9.53	9.66	8,735	-	0.25	1.45	(11.10)	(10.06)
2013	-	10.68	10.74	-	-	0.25	1.45	7.20	14.87
2012	-	9.32	9.35	-	-	0.25	0.45	12.42	12.65
2011	-	8.29	8.30	-	-	0.25	0.45	(17.10)	(17.00)
MFS VIT Total Return (b)
2014	-	10.80	12.33	-	-	0.25	1.45	3.55	4.76
2013	-	10.43	11.77	-	-	0.25	1.45	4.30	14.94
2012	-	10.20	10.24	-	-	0.25	0.45	7.14	7.45
2011	-	9.52	9.53	-	-	0.25	0.45	(4.80)	(4.70)
MFS VIT Utilities (b)
2014	9,548	11.17	13.39	126,935	2.59	0.25	1.45	7.51	8.86
2013	4,868	10.39	12.30	59,553	1.07	0.25	1.45	3.90	16.37
2012	-	10.53	10.57	-	-	0.25	0.45	9.35	9.65
2011	-	9.63	9.64	-	-	0.25	0.45	(3.70)	(3.60)
Morgan Stanley UIF Emerging Markets Equity (b)
2014	16,819	8.69	9.24	146,188	0.33	0.25	1.45	(8.70)	(7.63)
2013	10,261	9.43	10.12	96,728	0.39	0.25	1.45	(5.70)	1.20
Neuberger Berman AMT Guardian
2014	2,052	11.62	13.06	23,827	0.59	0.25	1.45	4.31	5.58
2013	894	11.14	12.37	10,902	1.45	0.25	1.45	11.40	34.31
2012	-	9.10	9.21	-	-	0.25	0.45	8.98	9.12
2011	-	8.35	8.44	-	-	0.25	0.45	(6.29)	(6.01)
2010	-	8.91	8.98	-	-	0.25	0.45	14.97	15.28

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Oppenheimer Global Fund/VA (b)
2014	2,045	10.70	11.91	24,187	-	0.25	1.45	(2.37)	(1.24)
2013	-	10.96	12.06	-	-	0.25	1.45	9.60	22.94
2012	-	9.77	9.81	-	-	0.25	0.45	16.87	17.06
2011	-	8.36	8.38	-	-	0.25	0.45	(16.40)	(16.20)
Oppenheimer Global Strategic Income Fund/VA (b)
2014	1,926	9.73	10.01	19,135	2.37	0.25	1.45	(2.01)	(0.79)
2013	807	9.93	10.09	8,093	9.34	0.25	1.45	(3.74)	(0.70)
2012	-	10.42	10.46	-	-	0.25	0.45	9.22	9.53
2011	-	9.54	9.55	-	-	0.25	0.45	(4.60)	(4.50)
Oppenheimer International Growth Fund/VA (b)
2014	33,037	9.75	11.08	357,212	0.90	0.25	1.45	(11.20)	(10.14)
2013	13,719	10.98	12.33	166,161	0.23	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Oppenheimer Main Street Small Cap Fund/VA
2014	14,670	11.76	14.04	199,179	0.41	0.25	1.45	6.81	8.08
2013	1,408	11.01	12.99	15,490	-	0.25	1.45	10.10	36.16
2012	-	9.43	9.54	-	-	0.25	0.45	13.75	13.98
2011	-	8.29	8.37	-	-	0.25	0.45	(5.69)	(5.53)
2010	-	8.79	8.86	-	-	0.25	0.45	18.94	19.09
PIMCO VIT CommodityRealReturn Strategy (b)
2014	22,431	5.51	7.41	123,592	0.33	0.25	1.45	(22.16)	(21.28)
2013	7,824	7.01	9.52	54,824	1.85	0.25	1.45	(17.63)	(4.80)
2012	-	8.51	8.54	-	-	0.25	0.45	1.55	1.79
2011	-	8.38	8.39	-	-	0.25	0.45	(16.20)	(16.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Emerging Markets Bond (b)
2014	35,301	9.57	10.29	359,562	5.18	0.25	1.45	(2.94)	(1.91)
2013	22,933	9.86	10.49	238,431	4.33	0.25	1.45	(10.16)	(1.40)
2012	659	11.61	11.65	7,649	1.67	0.25	0.45	13.71	13.99
2011	-	10.21	10.22	-	-	0.25	0.45	2.10	2.20
PIMCO VIT Foreign Bond (Unhedged) (b)
2014	-	9.28	9.57	-	-	0.25	1.45	(4.11)	(2.91)
2013	-	9.58	9.98	-	-	0.25	1.45	(9.71)	(0.20)
2012	-	10.61	10.65	-	-	0.25	0.45	1.63	1.91
2011	-	10.44	10.45	-	-	0.25	0.45	4.40	4.50
PIMCO VIT Global Bond (Unhedged)
2014	782	9.54	12.16	8,526	2.70	0.25	1.45	(2.25)	(1.14)
2013	-	9.76	12.30	-	-	0.25	1.45	(11.68)	(2.40)
2012	-	13.78	13.89	-	-	0.25	0.45	3.22	3.43
2011	-	13.35	13.43	-	-	0.25	0.45	3.81	4.03
2010	-	12.86	12.91	-	-	0.25	0.45	7.80	7.94
PIMCO VIT High Yield
2014	340	10.01	16.77	3,397	35.86	0.25	1.45	(1.28)	(0.06)
2013	-	10.14	16.78	-	4.39	0.25	1.45	1.40	2.19
2012	6,773	16.28	16.42	110,277	1.22	0.25	0.45	10.30	10.57
2011	-	14.76	14.85	-	-	0.25	0.45	(0.27)	(0.07)
2010	-	14.80	14.86	-	-	0.25	0.45	10.45	10.65
PIMCO VIT Low Duration Advisor Class (b)
2014	55,667	9.34	9.54	519,951	1.36	0.25	1.45	(3.73)	(2.49)
2013	43,032	9.59	9.91	415,792	1.63	0.25	1.45	(3.62)	(0.90)
2012	11,215	9.95	9.99	111,610	1.96	0.25	0.45	2.16	2.36
2011	-	9.74	9.76	-	-	0.25	0.45	(2.60)	(2.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Real Return Advisor Class (b)
2014	5,804	9.46	9.80	55,595	0.51	0.25	1.45	(1.56)	(0.41)
2013	19,808	9.61	9.84	193,354	2.26	0.25	1.45	(12.37)	(3.90)
2012	8,737	11.16	11.20	97,535	0.32	0.25	0.45	4.89	5.16
2011	-	10.64	10.65	-	-	0.25	0.45	6.40	6.50
PIMCO VIT Short-Term (b)
2014	11,546	9.45	9.49	109,171	0.67	0.25	1.45	(3.76)	(2.67)
2013	8,813	9.73	9.84	85,739	0.46	0.25	1.45	(2.70)	(1.60)
PIMCO VIT Total Return Administrative Class (e)
2014	13,484	12.40	12.60	169,906	2.22	0.25	1.45	0.73	0.96
2013	13,285	12.31	12.48	165,840	2.20	0.25	1.45	(5.31)	(5.10)
2012	16,217	13.00	13.15	213,330	2.53	0.25	0.45	5.86	6.05
2011	18,277	12.28	12.40	226,601	2.63	0.25	0.45	0.08	0.32
2010	19,088	12.27	12.36	235,974	2.45	0.25	0.45	4.51	4.66
PIMCO VIT Total Return Advisor Class (b)
2014	25,605	9.82	10.13	253,551	1.36	0.25	1.45	(0.41)	0.80
2013	60,980	9.86	10.05	609,463	2.32	0.25	1.45	(5.40)	(1.40)
2012	32,044	10.56	10.60	338,495	1.23	0.25	0.45	5.71	6.00
2011	11	9.99	10.00	110	37.84	0.25	0.45	(0.10)	-
Pioneer Bond VCT (b)
2014	26,846	9.97	10.05	267,718	1.82	0.25	1.45	1.11	2.35
2013	-	9.76	9.94	-	-	0.25	1.45	(2.40)	(0.60)
Pioneer High Yield VCT (b)
2014	-	9.77	10.14	-	0.79	0.25	1.45	(4.68)	(3.43)
2013	5,998	10.25	10.50	62,867	1.12	0.25	1.45	2.50	5.00
Power Income VIT (b)
2014	1,253	9.43	9.68	11,824	4.22	0.25	1.45	(5.42)	(4.16)
2013	758	9.97	10.10	7,556	-	0.25	1.45	(0.30)	1.00

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Probabilities Fund (b)
2014	25,467	9.95	10.35	262,186	-	0.25	1.45	0.20	1.37
2013	21,960	9.93	10.21	223,442	-	0.25	1.45	(0.70)	2.10
Putnam VT Equity Income (b)
2014	1,488	11.54	13.03	17,174	1.91	0.25	1.45	7.75	9.04
2013	1,091	10.71	11.95	11,687	-	0.25	1.45	7.10	19.50
Putnam VT High Yield (b)
2014	-	9.94	10.15	-	-	0.25	1.45	(2.83)	(1.65)
2013	-	10.23	10.32	-	-	0.25	1.45	2.30	3.20
Putnam VT Income (b)
2014	18,147	10.10	10.23	183,543	-	0.25	1.45	1.79	3.05
2013	-	9.82	10.05	-	-	0.25	1.45	(1.80)	0.50
Rydex VIF Banking (c)
2014	-	4.62	10.62	-	-	0.25	1.45	(1.12)	0.00
2013	-	4.62	10.74	-	-	0.25	1.45	7.40	25.07
2012	-	3.70	3.75	-	-	0.25	0.45	19.74	20.19
2011	-	3.09	3.12	-	-	0.25	0.45	(24.82)	(24.64)
2010	-	4.11	4.14	-	-	0.25	0.45	9.31	9.52
Rydex VIF Basic Materials (c)
2014	16,229	9.91	10.21	160,709	5.30	0.25	1.45	(6.07)	(4.91)
2013	11,742	10.44	10.87	122,574	1.45	0.25	1.45	(2.25)	8.70
2012	-	10.68	10.80	-	-	0.25	0.45	7.01	7.14
2011	-	9.98	10.08	-	-	0.25	0.45	(19.26)	(19.10)
2010	303	12.36	12.46	3,744	0.93	0.25	0.45	22.38	22.64

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Biotechnology (c)
2014	15,268	13.73	27.21	373,362	-	0.25	1.45	26.89	28.47
2013	8,705	10.82	21.18	181,845	-	0.25	1.45	8.20	49.26
2012	-	14.02	14.19	-	-	0.25	0.45	31.40	31.63
2011	-	10.67	10.78	-	-	0.25	0.45	6.81	7.05
2010	171	9.99	10.07	1,710	-	0.25	0.45	6.96	7.13
Rydex VIF Commodities Strategy (c)
2014	-	3.91	6.05	-	-	0.25	1.45	(36.91)	(36.17)
2013	-	6.13	9.59	-	-	0.25	1.45	(6.55)	(4.10)
2012	-	6.56	6.64	-	-	0.25	0.45	(4.79)	(4.60)
2011	-	6.89	6.96	-	-	0.25	0.45	(9.70)	(9.61)
2010	-	7.63	7.70	-	-	0.25	0.45	4.38	4.62
Rydex VIF Consumer Products (c)
2014	27,689	11.10	16.28	434,768	0.61	0.25	1.45	7.77	9.04
2013	15,477	10.30	14.93	227,903	2.68	0.25	1.45	3.00	24.11
2012	-	11.89	12.03	-	-	0.25	0.45	5.41	5.53
2011	-	11.28	11.40	-	-	0.25	0.45	9.83	10.14
2010	-	10.27	10.35	-	-	0.25	0.45	13.36	13.61
Rydex VIF Dow 2x Strategy (c)
2014	7,869	12.64	13.05	99,511	-	0.25	1.45	11.76	13.08
2013	-	11.31	11.54	-	-	0.25	1.45	13.10	57.44
2012	-	7.24	7.33	-	-	0.25	0.45	13.13	13.47
2011	-	6.40	6.46	-	-	0.25	0.45	5.44	5.56
2010	-	6.07	6.12	-	-	0.25	0.45	20.44	20.71

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Electronics (c)
2014	322	9.45	12.77	3,036	-	0.25	1.45	18.35	19.85
2013	-	7.90	10.79	-	-	0.25	1.45	7.90	30.67
2012	-	6.05	6.13	-	-	0.25	0.45	(2.42)	(2.08)
2011	-	6.20	6.26	-	-	0.25	0.45	(19.38)	(19.23)
2010	212	7.69	7.75	1,628	-	0.25	0.45	5.92	6.02
Rydex VIF Energy (c)
2014	9,030	8.32	9.32	82,847	0.16	0.25	1.45	(22.17)	(21.28)
2013	5,092	10.69	11.84	59,429	0.40	0.25	1.45	6.90	19.60
2012	-	9.79	9.90	-	-	0.25	0.45	(1.01)	(0.90)
2011	230	9.89	9.99	2,281	-	0.25	0.45	(9.02)	(8.85)
2010	154	10.87	10.96	1,670	-	0.25	0.45	15.03	15.25
Rydex VIF Energy Services (c)
2014	7,186	6.99	7.81	55,230	-	0.25	1.45	(32.46)	(31.55)
2013	6,505	10.35	11.41	73,245	-	0.25	1.45	3.50	19.85
2012	-	9.40	9.52	-	-	0.25	0.45	(3.09)	(2.76)
2011	-	9.70	9.79	-	-	0.25	0.45	(12.30)	(12.20)
2010	148	11.06	11.15	1,639	-	0.25	0.45	21.81	21.99
Rydex VIF Europe 1.25x Strategy (c)
2014	-	5.24	9.64	-	-	0.25	1.45	(16.25)	(15.29)
2013	-	6.20	11.51	-	-	0.25	1.45	15.10	19.85
2012	1,139	5.18	5.24	5,899	1.02	0.25	0.45	17.46	17.75
2011	-	4.41	4.45	-	-	0.25	0.45	(17.90)	(17.88)
2010	-	5.37	5.42	-	-	0.25	0.45	(13.80)	(13.56)

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Financial Services (c)
2014	4,334	6.48	11.19	48,513	1.50	0.25	1.45	7.70	9.11
2013	-	5.96	10.39	-	-	0.25	1.45	3.90	23.52
2012	-	4.84	4.89	-	-	0.25	0.45	18.63	18.69
2011	-	4.08	4.12	-	-	0.25	0.45	(17.74)	(17.60)
2010	-	4.96	5.00	-	-	0.25	0.45	10.47	10.62
Rydex VIF Government Long Bond 1.2x Strategy (c)
2014	3,996	11.89	14.99	59,068	0.55	0.25	1.45	28.82	30.35
2013	-	9.23	11.50	-	-	0.25	1.45	(21.03)	(7.70)
2012	-	14.36	14.53	-	-	0.25	0.45	(0.42)	(0.27)
2011	-	14.42	14.57	-	-	0.25	0.45	36.68	37.06
2010	-	10.55	10.63	-	-	0.25	0.45	6.35	6.51
Rydex VIF Health Care (c)
2014	144	13.11	17.25	2,441	-	0.25	1.45	19.29	20.63
2013	-	10.99	14.30	-	-	0.25	1.45	9.90	37.24
2012	-	10.29	10.42	-	-	0.25	0.45	13.20	13.38
2011	-	9.09	9.19	-	-	0.25	0.45	1.11	1.43
2010	-	8.99	9.06	-	-	0.25	0.45	3.10	3.31
Rydex VIF Inverse Dow 2x Strategy (c)
2014	-	1.07	6.09	-	-	0.25	1.45	(25.18)	(24.31)
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
2012	-	2.62	2.66	-	-	0.25	0.45	(25.14)	(24.86)
2011	-	3.50	3.54	-	-	0.25	0.45	(29.58)	(29.34)
2010	-	4.97	5.01	-	-	0.25	0.45	(32.75)	(32.57)

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse Government Long Bond Strategy (c)
2014	-	2.94	7.32	-	-	0.25	1.45	(28.24)	(27.43)
2013	-	4.06	10.20	(23)	-	0.25	1.45	2.00	11.65
2012	-	3.65	3.69	-	-	0.25	0.45	(9.20)	(9.11)
2011	-	4.02	4.06	-	-	0.25	0.45	(32.89)	(32.78)
2010	-	5.99	6.04	-	-	0.25	0.45	(15.75)	(15.52)
Rydex VIF Inverse NASDAQ-100 Strategy (c)
2014	5,647	2.08	6.40	11,753	-	0.25	1.45	(22.24)	(21.21)
2013	5,425	2.64	8.23	14,358	-	0.25	1.45	(31.61)	(17.70)
2012	5,176	3.86	3.91	20,072	-	0.25	0.45	(21.38)	(21.17)
2011	146	4.91	4.96	719	-	0.25	0.45	(13.10)	(12.98)
2010	-	5.65	5.70	-	-	0.25	0.45	(23.96)	(23.80)
Rydex VIF Inverse Russell 2000 Strategy (c)
2014	-	2.32	7.47	-	-	0.25	1.45	(12.84)	(11.61)
2013	-	2.64	8.57	-	-	0.25	1.45	(33.25)	(14.30)
2012	-	3.95	4.00	-	-	0.25	0.45	(20.84)	(20.63)
2011	-	4.99	5.04	-	-	0.25	0.45	(10.89)	(10.64)
2010	-	5.60	5.64	-	-	0.25	0.45	(30.09)	(29.94)
Rydex VIF Inverse S&P 500 Strategy (c)
2014	1,675	3.06	7.13	5,134	-	0.25	1.45	(18.23)	(17.29)
2013	22,920	3.70	8.72	85,039	-	0.25	1.45	(29.12)	(12.80)
2012	8,608	5.22	5.28	44,903	-	0.25	0.45	(19.82)	(19.63)
2011	-	6.51	6.57	-	-	0.25	0.45	(12.15)	(12.05)
2010	-	7.41	7.47	-	-	0.25	0.45	(19.72)	(19.59)

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Mid-Cap 1.5x Strategy (c)
2014	5,716	11.99	14.21	69,207	-	0.25	1.45	7.05	8.39
2013	325	11.20	13.11	4,201	-	0.25	1.45	12.00	45.34
2012	449	8.91	9.02	4,001	-	0.25	0.45	20.08	20.43
2011	625	7.42	7.49	4,634	-	0.25	0.45	(10.71)	(10.51)
2010	881	8.31	8.37	7,319	-	0.25	0.45	32.96	33.07
Rydex VIF NASDAQ-100 (c)
2014	8,851	12.80	17.11	119,272	-	0.25	1.45	12.38	13.69
2013	6,484	11.39	15.05	81,350	-	0.25	1.45	13.90	30.42
2012	-	11.41	11.54	-	-	0.25	0.45	12.86	13.03
2011	-	10.11	10.21	-	-	0.25	0.45	(1.37)	(1.16)
2010	352	10.25	10.33	3,601	-	0.25	0.45	14.53	14.78
Rydex VIF NASDAQ-100 2x Strategy (c)
2014	5,747	17.31	24.17	118,422	-	0.25	1.45	30.64	32.29
2013	-	13.25	18.27	-	-	0.25	1.45	32.50	74.50
2012	-	10.35	10.47	-	-	0.25	0.45	29.54	29.74
2011	-	7.99	8.07	-	-	0.25	0.45	(3.97)	(3.81)
2010	-	8.32	8.39	-	-	0.25	0.45	32.27	32.54
Rydex VIF Nova (c)
2014	-	12.00	12.85	-	-	0.25	1.45	13.42	14.78
2013	-	10.47	11.33	-	-	0.25	1.45	13.30	44.29
2012	-	7.27	7.36	-	-	0.25	0.45	18.02	18.33
2011	787	6.16	6.22	4,851	0.04	0.25	0.45	(4.50)	(4.31)
2010	828	6.45	6.50	5,336	0.24	0.25	0.45	15.80	16.07

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Precious Metals (c)
2014	22,350	3.93	7.39	87,973	0.13	0.25	1.45	(20.96)	(19.84)
2013	28,610	4.92	9.35	140,978	2.09	0.25	1.45	(47.99)	(6.50)
2012	4,208	9.46	9.57	40,014	-	0.25	0.45	(7.35)	(7.18)
2011	2,120	10.21	10.31	21,846	0.07	0.25	0.45	(26.65)	(26.51)
2010	2,303	13.92	14.03	32,309	0.01	0.25	0.45	33.33	33.62
Rydex VIF Real Estate (c)
2014	17,462	8.35	10.76	176,801	1.69	0.25	1.45	15.70	17.13
2013	812	7.14	9.30	7,554	-	0.25	1.45	(7.00)	0.56
2012	-	7.11	7.20	-	-	0.25	0.45	14.31	14.65
2011	-	6.22	6.28	-	-	0.25	0.45	(1.27)	(1.10)
2010	-	6.30	6.35	-	-	0.25	0.45	20.69	20.95
Rydex VIF Retailing (c)
2014	4,383	11.08	14.25	55,899	-	0.25	1.45	3.94	5.24
2013	1,989	10.66	13.54	26,570	0.03	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
2011	261	9.02	9.11	2,358	-	0.25	0.45	1.69	1.90
2010	-	8.87	8.94	-	-	0.25	0.45	20.84	21.14
Rydex VIF Russell 2000 1.5x Strategy (c)
2014	-	11.06	11.43	-	-	0.25	1.45	(0.26)	0.90
2013	-	10.97	11.46	-	-	0.25	1.45	14.60	53.52
2012	-	7.16	7.25	-	-	0.25	0.45	17.96	18.27
2011	781	6.07	6.13	4,741	-	0.25	0.45	(15.22)	(14.98)
2010	251	7.16	7.21	1,796	-	0.25	0.45	33.27	33.33

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Russell 2000 2x Strategy (c)
2014	-	9.04	12.19	-	-	0.25	1.45	0.58	1.88
2013	-	8.89	12.12	-	-	0.25	1.45	21.20	79.68
2012	616	4.96	5.02	3,055	-	0.25	0.45	24.94	25.19
2011	-	3.97	4.01	-	-	0.25	0.45	(22.16)	(21.98)
2010	-	5.10	5.14	-	-	0.25	0.45	43.26	43.58
Rydex VIF S&P 500 2x Strategy (c)
2014	10,563	11.55	14.13	139,542	-	0.25	1.45	19.24	20.66
2013	2,157	9.59	11.85	25,567	-	0.25	1.45	18.50	63.26
2012	486	5.88	5.96	2,854	-	0.25	0.45	24.84	25.21
2011	-	4.71	4.76	-	-	0.25	0.45	(7.10)	(6.85)
2010	-	5.07	5.11	-	-	0.25	0.45	21.00	21.38
Rydex VIF S&P 500 Pure Growth (c)
2014	8,086	12.04	15.74	109,257	-	0.25	1.45	7.50	8.85
2013	3,110	11.20	14.46	44,454	-	0.25	1.45	12.00	36.80
2012	-	10.45	10.57	-	-	0.25	0.45	9.54	9.65
2011	3,331	9.54	9.64	31,794	-	0.25	0.45	(4.50)	(4.27)
2010	182	9.99	10.07	1,814	-	0.25	0.45	20.80	21.03
Rydex VIF S&P 500 Pure Value (c)
2014	6,530	12.06	13.04	83,849	0.52	0.25	1.45	6.16	7.41
2013	617	11.36	12.14	7,377	-	0.25	1.45	13.60	40.67
2012	-	8.53	8.63	-	-	0.25	0.45	18.14	18.22
2011	4,430	7.22	7.30	31,999	0.06	0.25	0.45	(6.48)	(6.17)
2010	-	7.72	7.78	-	-	0.25	0.45	16.27	16.47

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P MidCap 400 Pure Growth (c)
2014	327	10.56	16.43	5,282	-	0.25	1.45	(5.80)	(4.70)
2013	231	11.21	17.24	3,924	-	0.25	1.45	12.10	29.82
2012	-	13.12	13.28	-	-	0.25	0.45	12.04	12.35
2011	-	11.71	11.82	-	-	0.25	0.45	(4.02)	(3.82)
2010	-	12.20	12.29	-	-	0.25	0.45	28.15	28.29
Rydex VIF S&P MidCap 400 Pure Value (c)
2014	-	11.08	11.99	-	-	0.25	1.45	2.03	3.36
2013	-	10.86	11.60	-	-	0.25	1.45	8.60	31.37
2012	-	8.72	8.83	-	-	0.25	0.45	12.95	13.35
2011	-	7.72	7.79	-	-	0.25	0.45	(10.23)	(10.15)
2010	-	8.60	8.67	-	-	0.25	0.45	16.06	16.38
Rydex VIF S&P SmallCap 600 Pure Growth (c)
2014	2,218	10.87	13.73	26,250	-	0.25	1.45	(4.31)	(3.17)
2013	7,672	11.36	14.18	95,936	-	0.25	1.45	13.60	36.74
2012	3,571	10.24	10.37	36,915	-	0.25	0.45	6.89	7.13
2011	3,596	9.58	9.68	34,820	-	0.25	0.45	-	0.21
2010	3,490	9.58	9.66	33,723	-	0.25	0.45	21.11	21.36
Rydex VIF S&P SmallCap 600 Pure Value (c)
2014	1,563	10.76	11.07	17,060	-	0.25	1.45	(3.15)	(1.95)
2013	2,260	11.11	11.29	25,152	0.60	0.25	1.45	11.10	38.36
2012	370	8.07	8.16	2,986	-	0.25	0.45	16.28	16.57
2011	-	6.94	7.00	-	-	0.25	0.45	(12.48)	(12.39)
2010	-	7.93	7.99	-	-	0.25	0.45	20.88	21.06

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Technology (c)
2014	1,919	11.77	12.08	23,096	-	0.25	1.45	5.50	6.79
2013	-	11.04	11.45	-	-	0.25	1.45	14.50	30.99
2012	-	8.44	8.55	-	-	0.25	0.45	8.07	8.50
2011	264	7.81	7.88	2,058	-	0.25	0.45	(12.25)	(12.15)
2010	-	8.90	8.97	-	-	0.25	0.45	8.27	8.46
Rydex VIF Transportation (c)
2014	-	13.39	14.05	-	-	0.25	1.45	17.46	18.87
2013	-	11.40	11.82	-	-	0.25	1.45	14.00	45.93
2012	-	8.01	8.10	-	-	0.25	0.45	13.62	13.76
2011	-	7.05	7.12	-	-	0.25	0.45	(14.13)	(13.91)
2010	-	8.21	8.27	-	-	0.25	0.45	20.03	20.20
Rydex VIF U.S. Government Money Market (c)(d)
2014	144,658	7.96	9.36	1,227,198	-	0.25	1.45	(4.29)	(3.23)
2013	175,315	8.24	9.78	1,491,434	-	0.25	1.45	(3.40)	(2.20)
2012	250,058	8.53	8.64	2,134,416	-	0.25	0.45	(3.40)	(3.14)
2011	24,425	8.83	8.92	216,643	-	0.25	0.45	(3.39)	(3.25)
2010	18,661	9.14	9.22	171,623	0.01	0.25	0.45	(3.48)	(3.15)
Rydex VIF Utilities (c)
2014	8,614	11.35	12.45	97,746	2.98	0.25	1.45	17.62	19.02
2013	-	9.65	10.46	-	-	0.25	1.45	(3.50)	9.99
2012	-	9.40	9.51	-	-	0.25	0.45	(2.29)	(2.16)
2011	-	9.62	9.72	-	-	0.25	0.45	12.38	12.63
2010	-	8.56	8.63	-	-	0.25	0.45	3.26	3.48
SEI VP Conservative Strategy (a)
2014	4,061	9.82	9.90	39,899	3.29	0.25	1.45	(1.80)	(1.00)

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

SEI VP Market Growth Strategy (a)
2014	824	9.88	9.96	8,138	4.52	0.25	1.45	(1.20)	(0.40)
T. Rowe Price Blue Chip Growth (b)
2014	4,659	12.11	15.27	70,599	-	0.25	1.45	4.13	5.38
2013	5,672	11.63	14.49	69,829	-	0.25	1.45	16.30	36.31
2012	1,091	10.59	10.63	11,544	-	0.25	0.45	13.87	14.18
2011	-	9.30	9.31	-	-	0.25	0.45	(7.00)	(6.90)
T. Rowe Price Equity Income (b)
2014	53,046	10.90	13.35	702,542	1.66	0.25	1.45	2.44	3.73
2013	43,047	10.64	12.87	550,920	1.40	0.25	1.45	6.40	25.19
2012	16,745	10.24	10.28	171,465	1.07	0.25	0.45	12.90	13.22
2011	-	9.07	9.08	-	-	0.25	0.45	(9.30)	(9.20)
T. Rowe Price Health Sciences (b)
2014	16,961	14.27	22.31	287,839	-	0.25	1.45	25.51	27.05
2013	249	11.37	17.56	4,368	-	0.25	1.45	13.70	45.73
2012	-	12.01	12.05	-	-	0.25	0.45	26.55	26.84
2011	-	9.49	9.50	-	-	0.25	0.45	(5.10)	(5.00)
T. Rowe Price Limited-Term Bond (b)
2014	35,672	9.09	9.43	324,261	1.13	0.25	1.45	(3.97)	(2.86)
2013	42,322	9.37	9.82	396,813	1.70	0.25	1.45	(3.50)	(1.80)
2012	11,374	9.71	9.75	110,523	3.05	0.25	0.45	(1.12)	(0.81)
2011	-	9.82	9.83	-	-	0.25	0.45	(1.80)	(1.70)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Developing Markets VIP Fund (c)
2014	17,798	8.97	14.88	252,843	1.65	0.25	1.45	(12.40)	(11.32)
2013	12,888	10.24	16.78	214,456	0.81	0.25	1.45	(4.27)	2.40
2012	2,784	17.35	17.49	48,608	1.14	0.25	0.45	9.33	9.52
2011	2,230	15.87	15.97	35,612	0.71	0.25	0.45	(18.70)	(18.52)
2010	1,183	19.52	19.60	23,186	2.79	0.25	0.45	13.62	13.82
Templeton Foreign VIP Fund (c)
2014	15,999	9.56	15.22	240,511	1.58	0.25	1.45	(15.02)	(13.96)
2013	6,966	11.25	17.69	121,959	0.56	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40
2011	-	12.90	12.99	-	-	0.25	0.45	(13.65)	(13.46)
2010	-	14.94	15.01	-	-	0.25	0.45	4.70	4.97
Templeton Global Bond VIP Fund (b)(c)
2014	27,615	9.77	10.15	274,965	5.94	0.25	1.45	(2.59)	(1.36)
2013	3,718	10.03	10.29	37,887	3.74	0.25	1.45	(1.82)	0.30
2012	-	10.43	10.46	-	-	0.25	0.45	11.19	11.40
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Templeton Growth VIP Fund (b)(c)
2014	509	10.43	11.83	5,970	-	0.25	1.45	(7.04)	(5.89)
2013	-	11.22	12.57	-	-	0.25	1.45	12.20	26.59
2012	-	9.89	9.93	-	-	0.25	0.45	16.90	17.24
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
Third Avenue Value (b)
2014	-	10.36	10.56	-	-	0.25	1.45	(0.10)	1.05
2013	-	10.37	10.45	-	-	0.25	1.45	3.70	15.21
2012	-	9.04	9.07	-	-	0.25	0.45	22.99	23.23
2011	-	7.35	7.36	-	-	0.25	0.45	(26.50)	(26.40)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Transparent Value Directional Allocation VI (a)
2014	1,030	9.36	9.41	9,685	-	0.25	1.45	(6.40)	(5.90)
Van Eck VIP Global Hard Assets (b)
2014	13,366	6.16	8.40	82,249	-	0.25	1.45	(22.87)	(22.01)
2013	3,035	7.90	10.89	23,953	-	0.25	1.45	6.47	8.90
2012	-	7.42	7.44	-	-	0.25	0.45	(0.40)	(0.27)
2011	-	7.45	7.46	-	-	0.25	0.45	(25.50)	(25.40)
Virtus International Series (b)
2014	18,155	9.18	9.47	166,564	5.26	0.25	1.45	(8.15)	(6.97)
2013	9,440	9.89	10.31	93,256	1.52	0.25	1.45	(1.10)	3.10
Virtus Multi-Sector Fixed Income Series (b)
2014	943	9.51	9.80	8,972	5.08	0.25	1.45	(2.49)	(1.34)
2013	-	9.66	10.05	-	-	0.25	1.45	(3.40)	0.50
Virtus Premium AlphaSector Series (b)
2014	3,019	10.51	11.19	32,834	0.24	0.25	1.45	(2.23)	(1.06)
2013	938	10.75	11.31	10,597	0.40	0.25	1.45	7.50	13.10
Virtus Real Estate Securities Series (b)
2014	12,835	11.19	11.39	144,067	1.68	0.25	1.45	25.86	27.36
2013	2,495	8.80	9.05	21,922	1.42	0.25	1.45	(12.00)	(9.50)
VY Clarion Global Real Estate Portfolio (b)(c)
2014	456	10.51	10.86	4,929	-	0.25	1.45	8.69	10.03
2013	-	9.67	9.87	-	-	0.25	1.45	(3.30)	(1.30)
Wells Fargo Advantage Omega Growth VT (b)
2014	7,641	11.45	13.45	90,848	-	0.25	1.45	(0.61)	0.60
2013	6,273	11.52	13.37	75,368	0.05	0.25	1.45	15.20	35.32
2012	1,638	9.84	9.88	16,174	-	0.25	0.45	16.31	16.65
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wells Fargo Advantage Opportunity VT
2014	343	11.42	13.98	4,798	0.07	0.25	1.45	5.64	6.88
2013	333	10.81	13.08	4,355	-	0.25	1.45	8.10	26.50
2012	1,248	10.22	10.34	12,900	0.19	0.25	0.45	11.57	11.78
2011	-	9.16	9.25	-	-	0.25	0.45	(8.67)	(8.51)
2010	-	10.03	10.11	-	-	0.25	0.45	19.55	19.79
Wells Fargo Advantage Small Cap Value VT (b)
2014	2,359	10.28	10.67	25,149	0.36	0.25	1.45	(0.10)	1.14
2013	2,315	10.29	10.55	24,412	0.60	0.25	1.45	2.90	11.17
2012	1,713	9.46	9.49	16,256	1.65	0.25	0.45	10.13	10.35
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Western Asset Variable Global High Yield Bond (b)
2014	-	9.60	9.64	-	-	0.25	1.45	(5.79)	(4.65)
2013	-	10.09	10.19	-	-	0.25	1.45	0.90	1.90

(b) Prior year new subaccount. See Note 1.
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.             Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014; and (2) the audited financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013.

(b)	Exhibits

	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)

	(2)	Not Applicable

	(3)	(a)	Distribution Agreement(z)
(i) Amendment 1 to Distribution Agreement(i)
(ii) Amendment 2 to Distribution Agreement(l)
		(b)	Marketing Organization Agreement(c)
(i) Amendment to Marketing Organization Agreement –Anti-Money Laundering Requirement(i)
(ii) Amendment to Marketing Organization Agreement – Supervisory Fee(i)
		(c)	Commission Schedule
		(d)	Commission Schedule – EliteDesigns II(y)
		(e)	Third Party Sales Agreement(f)

	(4)	(a)	Individual Contract (Form FSB 242 (01-07))(i)
		(b)	Individual Contract – Unisex (Form FSB 242 (01-07)U)(i)
		(c)	Credit Enhancement Rider (Form FSB222 (7-02))(d)
		(d)	Return of Premium or Contract Value Death Benefit Rider (Form FSB244 (1-07))(i)
		(e)	TSA Endorsement (Form FSB202 R2-97)(a)
		(f)	IRA Endorsement (Form FSB203 R2-97)(a)
		(g)	Roth IRA Endorsement (Form FSB206 11-97)(b)
		(h)	Form of Individual Contract (Form FSB 254 (5-13))(x)
		(i)	Form of Individual Contract – Unisex (Form FSB 254 (5-13)U)(x)

	(5)	(a)	Individual Application (Form FSB 243 (6-07))(q)
		(b)	Application Supplement (Form FSB 243 SUPP A (6-07))(q)
		(c)	Application Supplement (Form FSB 243 SUPP B (6-07))(q)
		(d)	Individual Application Form FSB243 (8-13)
		(e)	Application Supplement Form FSB 243 SUPP A (2-11)(s)
		(f)	Application Supplement Form FSB 243 SUPP B (2-11)(s)
		(g)	Form of Individual Application (Form FSB 255 (5-13)(x)
		(h)	Form of Application Supplement Form FSB 255 SUPP A (5-13)(x)
		(i)	Form of Application Supplement Form FSB 255 SUPP B (5-13)(x)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(e)
	(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York

(7)	Not Applicable

(8)	(a)	Participation Agreement – AIM(x)
	(b)	Participation Agreement – AllianceBernstein(w)
	(c)	Participation Agreement – ALPS (Ibbotson)
	(d)	Participation Agreement – American Century(s)
	(e)	Participation Agreement – American Funds(aa)
	(f)	Participation Agreement – BlackRock(s)
	(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(v)
	(h)	Participation Agreement – Dreyfus(x)
	(i)	Participation Agreement – DWS(s)
	(j)	Participation Agreement – Eaton Vance(aa)
	(k)	Participation Agreement – Federated(w)
	(l)	Participation Agreement – Fidelity(n)
	(m)	Participation Agreement – Franklin/Templeton
	(n)	Participation Agreement – Fred Alger(y)
	(o)	Participation Agreement – Goldman Sachs(x)
	(p)	Participation Agreement – ING(w)
	(q)	Participation Agreement – Ivy(aa)
	(r)	Participation Agreement – Janus Aspen Series(o)
	(s)	Participation Agreement – JPMorgan(w)
	(t)	Participation Agreement – Legg Mason(t)
	(u)	Participation Agreement – Lord Abbett(s)
	(v)	Participation Agreement – MFS(w)
	(w)	Participation Agreement – Morgan Stanley(w)
	(x)	Participation Agreement – Neuberger Berman(f)
	(y)	Participation Agreement – Northern Lights (7Twelve)(y)
	(z)	Participation Agreement – Northern Lights (Adaptive Allocation)(w)
	(aa)	Participation Agreement – Northern Lights (Innealta)(w)
	(ab)	Participation Agreement – Northern Lights (Power Income)(w)
	(ac)	Participation Agreement – Northern Lights (Probabilities)(y)
	(ad)	Participation Agreement – Oppenheimer(s)
	(ae)	Participation Agreement – Panorama (Oppenheimer)(s)
	(af)	Participation Agreement – PIMCO(u)
	(ag)	Participation Agreement – Pioneer(w)
	(ah)	Participation Agreement – Potomac (Direxion)
	(ai)	Participation Agreement – Putnam(w)
	(aj)	Participation Agreement – Rydex(r)
	(ak)	Participation Agreement – SBL Fund(aa)
	(al)	Participation Agreement – SEI(aa)
	(am)	Participation Agreement – T. Rowe Price(y)
	(an)	Participation Agreement – Transparent Value
	(ao)	Participation Agreement – Third Avenue(s)
	(ap)	Participation Agreement – Van Eck(aa)
	(aq)	Participation Agreement – Virtus(y)
	(ar)	Participation Agreement – Wells Fargo(x)
	(as)	Information Sharing Agreement – AIM(j)

	(at)	Information Sharing Agreement – Alps/Ibbotson(x)
	(au)	Information Sharing Agreement – American Century(j)
	(av)	Information Sharing Agreement – American Funds(aa)
	(aw)	Information Sharing Agreement – Direxion(k)
	(ax)	Information Sharing Agreement – Dreyfus(j)
	(ay)	Information Sharing Agreement – Fidelity(k)
	(az)	Information Sharing Agreement – Franklin/Templeton(p)
	(ba)	Information Sharing Agreement – ING(x)
	(bb)	Information Sharing Agreement – Ivy(x)
	(bc)	Information Sharing Agreement – Janus(g)
	(bd)	Information Sharing Agreement – Legg Mason(p)
	(be)	Information Sharing Agreement – MFS(j)
	(bf)	Information Sharing Agreement – Neuberger Berman(m)
	(bg)	Information Sharing Agreement – Oppenheimer(j)
	(bh)	Information Sharing Agreement – PIMCO(j)
	(bi)	Information Sharing Agreement – Putnam(x)
	(bj)	Information Sharing Agreement – Rydex(j)
	(bk)	Information Sharing Agreement – SBL Fund(h)
	(bl)	Information Sharing Agreement – T. Rowe(h)
	(bm)	Information Sharing Agreement – Van Eck(x)
	(bn)	Information Sharing Agreement – Wells Fargo(k)

(9)	Opinion of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, Katherine P. White, and Douglas G. Wolff

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).
(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed July 26, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2007).
(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2011).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142082 (filed October 19, 2012).

(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2013).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2014).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2014).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	CEO and Chairman of the Board
Douglas G. Wolff*	President and Director
Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
Susan Lacey	Vice President and Controller
Anthony D. Minella	Vice President, Chief Investment Officer and Director
Roger S. Offermann*	Vice President, Lead Actuary and Director
Jeanne R. Slusher*	Vice President and Auditor
Barry G. Ward*	Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Carmen R. Hill*	Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2013, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V, LLC	DE	100%	by Corporate Funding VI, LLC
AF VI, LLC	DE	100%	by Corporate Funding VI, LLC
AF VII, LLC	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50%	by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36%-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Efland Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC; Mgmt. by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC; Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5%	by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.; Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Loan Funding I, LLC	DE	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Mgmt. by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Trading	DE	0%	Mgmt. by GGT GP LLC
GH Financial, LLC	DE	100%	by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE Monroe Property LLC	DE	0%	Mgmt. by GRE Monroe LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GRE Monroe, LLC	DE	100%	by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84%-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	67%-100%	by Guggenheim Real Estate Investment Trust; Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95%-100%	by Guggenheim Plus Mezzanine Finance L.P.; Mgmt. by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC; Mgmt. by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.; Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.; Mgmt. by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9%	by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB McLean LLC	TX	30%	by JLB Partners LLC
		40.9%	by Compatriot Capital, Inc.
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.2%	by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100%	by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100%	by LSFCA C, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP II, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PH Capital, LLC	DE	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2%	by GPFT Holdco, LLC; Mgmt. by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC; Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	0%	Mgmt. by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors II, LLC
SB III property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

As depositor of the separate accounts, FSBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust (“the Trust”), a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of FSBL serves as investment advisor to the Trust.  The purchasers of FSBL’s variable annuity contracts investing in the Trust will have the opportunity to instruct FSBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, FSBL might be deemed to control the Trust.

Item 27.	Number of Contract Owners

As of February 28, 2015, there were 249 owners of Qualified Contracts and 275 owners of Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.	Indemnification

The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)(1)	Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)

Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Justin A. Jacquinot	Senior Vice President
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	James J. Kiley	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Jeff Hunter	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Carmen R. Hill	Second Vice President and Assistant Secretary
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$6,0961	$43,2472	$0	N/A

1  FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.
2  A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 800 Westchester Avenue, Suite 641 N, Rye Brook, New York 10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Security Benefit Life Insurance and Annuity Company of New York.

(e)
First Security Benefit Life Insurance and Annuity Company of New York represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2015.

First Security Benefit Life Insurance and Annuity Company of New York (The Depositor) Variable Annuity Account A (The Registrant)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2015.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

By:	*
Barry G. Ward, Vice President, Chief Financial Officer (chief accounting officer), Chief Risk Officer, Treasurer, and Director

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Anthony D. Minella, Vice President, Chief Investment Officer and Director

By:	*
Roger S. Offermann, Director

By:	*
Douglas G. Wolff, President & Director

By:	*
Katherine P. White, Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(3)	(c)	Commission Schedule

(5)	(d)	Individual Application Form FSB243 (8-13)

(6)	(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York

(8)	(c)	Participation Agreement – ALPS (Ibbotson)
	(m)	Participation Agreement – Franklin/Templeton
	(ah)	Participation Agreement – Potomac (Direxion)
	(an)	Participation Agreement – Transparent Value

(9)	Opinion of Counsel

(10)	Consent of Independent Registered Public Accounting Firm